Jason L. Bradshaw

Senior Variable Compliance Consultant

North American Companies

for Life and Health Insurance

525 West Van Buren • Chicago, Illinois 60607

Phone:  800.800.3656, Ext. 27878 • Fax: 312.648.7778

E-Mail:  jbradshaw@sfgmembers.com

April 25, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

RE:  Midland National Life Separate Account A

File Number 333-153825 – Premier Variable Universal Life III

Commissioners:

Enclosed for filing is a copy of Post-Effective Amendment Number 10 to the above referenced Form N-6 Registration Statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Eversheds-Sutherland (US) at 202-383-0126 or fredbellamy@eversheds-sutherland.com.

Sincerely,

/s/ Jason L. Bradshaw

Jason L. Bradshaw

Senior Variable Compliance Consultant

cc:        Frederick R. Bellamy

            Eversheds-Sutherland (US)

As filed with the Securities and Exchange Commission on April 25, 2017

Registration File No. 333-153825
811-05271

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

_______________

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[	]
PRE-EFFECTIVE AMENDMENT NO.	[	]
POST-EFFECTIVE AMENDMENT NO. _10__	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	[	]
AMENDMENT NO. ___175__	[ X ]

(Check appropriate box or boxes.)

Midland National Life Separate Account A
(Exact name of registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Name of depositor)
One Sammons Plaza
Sioux Falls, South Dakota 57193-9991
(Address of depositor’s principal executive offices)
Depositor’s Telephone Number, including Area Code: (605) 335-5700

Brian Hansen	Copy to:
Senior Vice President, General Counsel & Secretary
Midland National Life Insurance Company	Frederick R. Bellamy, Esq.
One Sammons Plaza	Eversheds-Sutherland (US)
Sioux Falls, South Dakota 57193-9991	700 Sixth Street, NW, Suite 700
(Name and address of agent for service)	Washington, DC 20001-3980

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):
o	immediately upon filing pursuant to paragraph (b)
þ	on May 1, 2017 pursuant to paragraph (b)
o	60 days after filing pursuant to paragraph (a)(i)
o	on pursuant to paragraph (a)(i) of Rule 485
If appropriate check the following box:
o	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment

Title of Securities Being Registered:
Individual Flexible Premium Variable Life Insurance Policies
Premier Variable Universal Life III

Premier Variable Universal Life III

Flexible Premium Variable Life Insurance Policy

Issued By:

Midland National Life Insurance Company

One Sammons Plaza  •  Sioux Falls, SD  57193

(605) 373-2207 (telephone)  •  (800) 272-1642 (toll-free telephone number)

(877) 841-6709 (toll-free facsimile)

Through the Midland National Life Separate Account A

Premier Variable Universal Life III (the “policy”) is a life insurance policy issued by Midland National Life Insurance Company.  The policy:

•         provides insurance coverage with flexibility in death benefits and premiums;

•         pays a death benefit if the Insured person dies while the policy is still inforce;

•         can provide substantial policy fund build-up on a tax-deferred basis.  However, there is no guaranteed policy fund for amounts You allocate to the investment divisions.  You bear the risk of poor investment performance for those amounts.

•         lets You borrow against Your policy, withdraw part of the net cash surrender value, or completely surrender Your policy.  There may be tax consequences to these transactions.  Loans and withdrawals affect the policy fund and may affect the death benefit.

You have a limited right to examine Your policy and return it to Us for a refund.  You may decide how much Your premiums will be and how often You wish to pay them, within limits.  You may also increase or decrease the amount of insurance protection, within limits.

Depending on the amount of premiums paid, this may or may not be a Modified Endowment Contract (“MEC”).  If it is a MEC, then loans and withdrawals may have more adverse tax consequences.

You may allocate Your policy fund to Our General Account and up to fifteen investment divisions.  Each division invests in a specified mutual fund portfolio.  The mutual fund portfolios are part of the following series funds or trusts:

1.       AIM Variable Insurance Funds (Invesco Variable Insurance Funds),

2.       The Alger Portfolios,

3.       American Century Variable Portfolios, Inc.,

4.       Fidelity® Variable Insurance Products,

5.       Goldman Sachs Variable Insurance Trust,

6.       Lord Abbett Series Fund, Inc.,

7.       MFS® Variable Insurance Trusts,

8.       Neuberger Berman Advisers Management Trust,

9.       PIMCO Variable Insurance Trust,

10.   ProFunds Trust,

11.   VanEck VIP Trust, and

12.   Vanguard® Variable Insurance Funds

You can choose among the fifty-eight investment divisions listed on the following page.

Your policy fund in the investment divisions will increase or decrease based on investment performance. You bear this risk.  You could lose the amount You invest and lose Your insurance coverage due to poor investment performance.  No one insures or guarantees the policy fund allocated to the investment divisions. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

May 1, 2017

SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

1. Alger Capital Appreciation Portfolio	30. Invesco V.I. Global Health Care Fund
2. Alger Large Cap Growth Portfolio	31. Invesco V.I. International Growth Fund
3. Alger Mid Cap Growth Portfolio	32. Lord Abbett Series Fund, Inc. Calibrated Dividend Growth Portfolio
4. American Century VP Capital Appreciation Fund	33. Lord Abbett Series Fund, Inc. Growth and Income Portfolio
5. American Century VP International Fund	34. Lord Abbett Series Fund, Inc. International Opportunities Portfolio
6. American Century VP Value Fund	35. Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio
7. Fidelity® VIP Asset Manager Portfolio	36. MFS® VIT Growth Series
8. Fidelity® VIP Asset Manager: Growth Portfolio	37. MFS® VIT New Discovery Series
9. Fidelity® VIP Balanced Portfolio	38. MFS® VIT Research Series
10. Fidelity® VIP Contrafund® Portfolio	39. MFS® VIT Total Return Series
11. Fidelity® VIP Equity-Income Portfolio	40. MFS® VIT Utilities Series
12. Fidelity® VIP Freedom 2010 Portfolio	41. Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
13. Fidelity® VIP Freedom 2015 Portfolio	42. PIMCO High Yield Portfolio, Administrative Class
14. Fidelity® VIP Freedom 2020 Portfolio	43. PIMCO Real Return Portfolio, Administrative Class
15. Fidelity® VIP Freedom 2025 Portfolio	44. PIMCO Total Return Portfolio, Administrative Class
16. Fidelity® VIP Freedom 2030 Portfolio	45. ProFund VP Japan
17. Fidelity® VIP Freedom Income Portfolio	46. ProFund VP Oil & Gas
18. Fidelity® VIP Government Money Market Portfolio	47. ProFund VP Small-Cap Value
19. Fidelity® VIP Growth & Income Portfolio	48. ProFund VP Ultra Mid-Cap
20. Fidelity® VIP Growth Opportunities Portfolio	49. VanEck VIP Global Hard Assets Fund
21. Fidelity® VIP Growth Portfolio	50. Vanguard® VIF Balanced Portfolio
22. Fidelity® VIP High Income Portfolio	51. Vanguard® VIF High Yield Bond Portfolio
23. Fidelity® VIP Index 500 Portfolio	52. Vanguard® VIF International Portfolio
24. Fidelity® VIP Investment Grade Bond Portfolio	53. Vanguard® VIF Mid-Cap Index Portfolio
25. Fidelity® VIP Mid Cap Portfolio	54. Vanguard® VIF REIT Index Portfolio
26. Fidelity® VIP Overseas Portfolio	55. Vanguard® VIF Short-Term Investment-Grade Portfolio
27. Goldman Sachs VIT Large Cap Value Fund	56. Vanguard® VIF Small Company Growth Portfolio
28. Goldman Sachs VIT Small Cap Equity Insights Fund	57. Vanguard® VIF Total Bond Market Index Portfolio
29. Invesco V.I. Diversified Dividend Fund	58. Vanguard® VIF Total Stock Market Index Portfolio

This prospectus generally describes only the variable portion of the policy, except where the General Account is specifically mentioned.

Buying this policy might not be a good way of replacing Your existing insurance or adding more insurance if You already own a flexible premium variable life insurance policy.

You should read this prospectus and the current prospectuses for the funds carefully, and keep them for future reference.

POLICY BENEFITS/RISKS SUMMARY

POLICY BENEFITS

Death Benefit

Flexible Premium Payments

No Lapse Guarantee Premium

Benefits of the Policy Fund

Tax Benefits

Policy Illustrations

Additional Benefits

Your Right to Examine This Policy

POLICY RISKS

Investment Risk

Surrender Charge Risk

Withdrawing Money

Risk of Lapse

Loan Risks

Tax Risks

Risk of Increases in Charges

Portfolio Risks

Fee Table

SUMMARY OF Premier Variable Universal life III

DEATH BENEFIT OPTIONS

FLEXIBLE PREMIUM PAYMENTS

INVESTMENT CHOICES

YOUR POLICY FUND

Transfers

Policy Loans

Withdrawing Money

Surrendering Your Policy

DEDUCTIONS AND CHARGES

Deductions from Your Premiums

Deductions from Your Policy Fund

Surrender Charge

ADDITIONAL INFORMATION ABOUT THE POLICIES

Your Policy Can Lapse

Correspondence, Inquiries, and Transactions

State Variations

Tax-Free “Section 1035” Exchanges

DETAILED INFORMATION ABOUT premier variable universal life iii

INSURANCE FEATURES

How the Policies Differ From Whole Life Insurance

Application for Insurance

Death Benefit

Notice and Proof of Death

Payment of Death Benefits and Lump Sum Payments

Maturity Benefit

Changes In Premier Variable Universal Life III

Changing the Face Amount of Insurance

Changing Your Death Benefit Option

When Policy Changes Go Into Effect

Flexible Premium Payments

Allocation of Premiums

Additional Benefits

SEPARATE ACCOUNT INVESTMENT CHOICES

Our Separate Account And Its Investment Divisions

The Funds

Investment Policies of the Portfolios

Effects of Market Timing

Charges In The Funds

USING YOUR POLICY FUND

The Policy Fund

Amounts In Our Separate Account

How We Determine The Accumulation Unit Value

Policy Fund Transactions and “Good Order”

Transfers of Policy Fund

Transfer Limitations

Dollar Cost Averaging

Enhanced Dollar Cost Averaging (EDCA)

Portfolio Rebalancing

Automatic Distribution Option

Policy Loans

Withdrawing Money From Your Policy Fund

Surrendering Your Policy

THE GENERAL ACCOUNT

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

Charges Against The Separate Account and General Account

Monthly Deductions From Your Policy Fund

Transaction Charges

How Policy Fund Charges Are Allocated

Loan Charge

Surrender Charge

Portfolio Expenses

Tax Effects

INTRODUCTION

TAX STATUS OF THE POLICY

TAX TREATMENT OF POLICY BENEFITS

In General

Modified Endowment Contracts (MEC)

Distributions Other Than Death Benefits from Modified Endowment Contracts

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts

Investment in the Policy

Policy Loans and the Overloan Protection Benefit

Treatment of the Overloan Protection Benefit

Withholding

Life Insurance Purchases by Residents of Puerto Rico

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations

Multiple Policies

Continuation of Policy Beyond Age 121

Section 1035 Exchanges

Accelerated Benefit Rider—Terminal Illness

Accelerated Benefit Rider—Chronic Illness

Business Uses of Policy

Employer-Owned Life Insurance Policies

Non-Individual Owners and Business Beneficiaries of Policies

Split-Dollar Arrangements

Tax Shelter Regulations

Alternative Minimum Tax

Estate, Gift, and Generation-Skipping Transfer Tax Considerations

Medicare Tax on Investment Income

Foreign Tax Credits

Possible Tax Law Changes

Our Income Taxes

ADDITIONAL INFORMATION ABOUT THE POLICIES

Your Right To Examine This Policy

Your Policy Can Lapse

You May Reinstate Your Policy

Policy Periods And Anniversaries

Maturity Date

We Own The Assets Of Our Separate Account

Changing the Separate Account

Limits On Our Right To Challenge The Policy

YOUR PAYMENT OPTIONS

Lump Sum Payments

YOUR BENEFICIARY

ASSIGNING YOUR POLICY

WHEN WE PAY PROCEEDS FROM THIS POLICY

CHANGE OF ADDRESS NOTIFICATION

YOUR VOTING RIGHTS AS AN OWNER

DISTRIBUTION OF THE POLICIES

CYBERSECURITY

LEGAL PROCEEDINGS

FINANCIAL STATEMENTS

Illustrations

Definitions

POLICY BENEFITS/RISKS SUMMARY

In this prospectus “We”, “Our”, “Us”, “Midland National”, and “Company” mean Midland National Life Insurance Company.  “You” and “Your” mean the owner of the policy.  We refer to the person who is covered by the policy as the “Insured” or “Insured person”, because the Insured person and the owner may not be the same.

There is a list of definitions at the end of this prospectus, explaining many words and phrases used here and in the actual insurance policy. In this prospectus, these words and phrases are generally in bold face type.  See “Definitions” on page 76.

This summary describes the policy’s important risks and benefits. The detailed information appearing later in this prospectus further explains the following Policy Benefits/Risks summary.  This summary must be read along with that detailed information.  Unless otherwise indicated, the description of the policy in this prospectus assumes that the policy is inforce and that there is no outstanding policy loan.

POLICY BENEFITS

Death Benefit

Premier Variable Universal Life III is life insurance on the Insured person.  If the policy is inforce We will pay a death benefit when the Insured person dies.  You can choose between two death benefit options:

•         Option 1: death benefit equals the face amount of the insurance policy.  This is sometimes called a “level” death benefit.

•         Option 2: death benefit equals the face amount plus the policy fund.  This is sometimes called a “variable” death benefit.

The death benefit may be even greater in some circumstances.  See “Death Benefit” on page 18.

We deduct any policy debt and unpaid charges before paying any benefits.  The death benefit will be paid in a lump sum.

You may change the death benefit option You have chosen.  You may also increase or decrease the face amount of Your policy, within certain limits. Changing the death benefit option or the face amount may have tax consequences.

Flexible Premium Payments

You may pay premiums whenever and in whatever amount You want, within certain limits.  We require an initial premium at issue which is at least equal to one month’s no lapse guarantee premium.  The no lapse guarantee premium is based on the policy’s face amount and the Insured person’s age, sex and underwriting class.  We are not obligated to accept any premium and We currently reject any premium of less than $50.00.  However, under current Company practice, if paid by monthly bank draft, We will accept a premium as low as $30.00.  See “Flexible Premium Payments” on page 23.

No Lapse Guarantee Premium

During the no lapse guarantee period, Your policy will remain inforce as long as You meet the applicable no lapse guarantee premium requirements. See “Premium Provisions During the No Lapse Guarantee Period” on page 24.

Benefits of the Policy Fund

•         Withdrawing Money from Your Policy Fund.  You may make a partial withdrawal from Your policy fund. The current minimum withdrawal amount is $200. The maximum partial withdrawal You can make in the first policy year is 50% of Your net cash surrender value (that is, Your policy fund minus the surrender charge and minus any policy debt); thereafter, it is 90% of Your net cash surrender value.  See “Withdrawing Money From Your Policy Fund” on page 49. There may be tax consequences for making a partial withdrawal. See “Tax Effects” on page 56.

•         Surrendering Your Policy.  You can surrender Your policy for cash and then We will pay You the net cash surrender value (the policy fund minus any surrender charge and minus any policy debt).  See “Surrendering Your Policy” on page 14.  There may be tax consequences for surrendering Your policy.

•         Policy Loans.  You may borrow up to 92% of Your cash surrender value (the policy fund less the surrender charge) minus any policy debt. Your policy will be the sole security for the loan. Your policy states a minimum loan amount, usually $200.  See “Policy Loans” on page 47.  Policy loan interest is generally not tax deductible on policies owned by an individual. There may be federal tax consequences for taking a policy loan. See “Tax Effects” on page 56.

•         Transfers of Policy Fund.  You may transfer Your policy fund among the investment divisions and between the General Account and the various investment divisions.  Currently, We allow an unlimited number of free transfers. We reserve the right to charge a $25 fee for each transfer after the 12th transfer in a policy year.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners.  There are additional limitations on transfers to and from the General Account. See “Transfers of Policy Fund” on page 42 and “Transfer Limitations” on page 43.

•         Dollar Cost Averaging (“DCA”).  The DCA program enables You to make scheduled monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions.  The minimum monthly amount to be transferred using DCA is $200.  See “Dollar Cost Averaging” on page 45

•         Enhanced Dollar Cost Averaging (“EDCA”).  By Midland National’s current Company practice, on monies allocated into the EDCA program during the first four policy months, We will pay an effective annual interest rate of 9% on Your declining balance in the General Account until the end of the first policy year.  See “Enhanced Dollar Cost Averaging” on page 46.

•         Portfolio Rebalancing.  The Portfolio Rebalancing Option allows policy owners, who are not participating in a DCA program, to have the Company automatically reset the percentage of policy fund allocated to each investment division to a pre-set level.  On a quarterly, semi-annual or annual basis We will transfer amounts needed to “balance” the policy fund to the specified percentages selected by You.  See “Portfolio Rebalancing” on page 46.

•         Automatic Distribution Option.  You can elect to receive automatic distributions of Your net cash surrender value on a monthly, quarterly, semi-annual or annual basis by filling out one form, and We will automatically process the necessary withdrawals and loans.  See “Automatic Distribution Option” on page 47.

Tax Benefits

We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code.  Assuming that the policy does satisfy that definition, the death benefit generally should be excludable from the gross income of its recipient.  Similarly, You should not be deemed to be in constructive receipt of the policy value (the policy fund), and therefore should not be taxed on increases (if any) in the policy fund until You take out a loan or withdrawal, surrender the policy, or We pay the maturity benefit.  In addition, transfers of policy funds (among investment divisions and between the General Account and the various investment divisions) are not taxable transactions.

See “Tax Risks” on page 8 and “Tax Effects” on page 56.  You should consult with and rely on a qualified tax advisor for assistance in all policy related tax matters.

Policy Illustrations

There are sample illustrations at the end of this prospectus showing policy fund values, cash surrender values, and death benefits for a hypothetical Insured based on certain assumptions.  You should receive a personalized illustration that reflects Your particular circumstances.  These hypothetical illustrations should help You to:

•         understand the long-term effects of different levels of investment performance,

•         understand the impact of charges and deductions under the policy, and

•         compare the policy to other life insurance policies.

The hypothetical illustrations also show the value of the monthly premium accumulated at interest and demonstrate that the cash surrender values may be very low (compared to the premiums accumulated at interest) if You surrender the policy in the early policy years.  Therefore, You should not purchase the policy as a short-term investment or if You do not need the insurance protection.  The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or policy fund values.  Your actual policy fund, cash surrender value, and death benefit amount will be different than the amounts shown in the hypothetical illustrations.

Additional Benefits

Your policy may have one or more supplemental benefits that are options or attached by rider to the policy.  Each benefit is subject to its own requirements as to eligibility and additional cost.  The additional benefits that may be available to You are:

• Accelerated Benefit Rider – Chronic Illness	• Flexible Disability Benefit Rider 2
• Accelerated Benefit Rider – Terminal Illness	• Guaranteed Insurability Rider
• Accidental Death Benefit Rider	• Protected Flexibility Rider
• Children’s Insurance Rider 2	• Waiver of Charges Rider

Some of these benefits may have tax consequences and there are usually extra charges for them.  Please consult Your tax advisor before selecting or exercising an additional benefit.

Your Right to Examine This Policy

For a limited period of time, as specified in Your policy, You have a right to return Your policy for a refund.  See “Your Right To Examine This Policy” on page 62.

POLICY RISKS

Investment Risk

Your policy fund in the investment divisions will increase or decrease based on investment performance of the underlying portfolios. You bear this risk. We deduct fees and charges from Your policy fund, which can significantly reduce Your policy fund.  During times of poor investment performance, the deduction of these fees and charges will have an even greater negative impact on Your policy fund. If You allocate net premium to the General Account, then We will credit Your policy fund in the General Account with a declared rate of interest. You assume the risk that the interest rate on the General Account may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 3.0%. No one insures or guarantees the policy fund allocated to the investment divisions. Separate prospectuses describe the investment objectives, policies, and risks of the portfolios. You should purchase the policy only if You have the financial ability to keep it inforce for a substantial period of time.  You should not purchase the policy if You intend to surrender all or part of the policy fund in the near future.

This policy is not suitable as a short-term investment.

Surrender Charge Risk

If You surrender Your policy for its net cash surrender value or let Your policy lapse during the surrender charge period, We will deduct a surrender charge.  The surrender charge period lasts for the first 10 policy years after the date of issue or increase in face amount. It is possible that You will receive no net cash surrender value if You surrender Your policy, especially in the first few policy years. See “Surrender Charge” on page 54. Taxes and a tax penalty may apply. See “Tax Effects” on page 56.

Withdrawing Money

Withdrawals will reduce Your policy fund.  Withdrawals, especially those taken during periods of poor investment performance, could considerably reduce or eliminate some benefits or guarantees of the policy.  We will deduct a withdrawal charge if You make more than one withdrawal in any given policy year.  The maximum partial withdrawal You can make during the first policy year is 50% of the net cash surrender value; in any policy year thereafter it is 90% of the net cash surrender value. Taxes and a tax penalty may apply.  See “Tax Effects” on page 56.

Risk of Lapse

Your policy can lapse if the net cash surrender value is not sufficient to pay the monthly deductions. Taxes and a tax penalty may apply if Your policy lapses while a policy loan is outstanding.

•         Planned Premium.  You choose a planned periodic premium. However, payment of the planned premiums may not ensure that Your policy will remain inforce.  Additional premiums may be required to keep Your policy from lapsing.  You need not pay premiums according to the planned schedule.  Whether Your policy lapses or remains inforce can depend on the amount of Your policy fund (less any policy debt and surrender charge). The policy fund, in turn, depends, in part, on the investment performance of the investment divisions You select. (The policy fund also depends on the premiums You pay and the charges We deduct.) However, You can ensure that Your policy stays inforce during the no lapse guarantee period by paying premiums equal to those required to meet the accumulated no lapse guarantee premium requirements described in “Premium Provisions During The No Lapse Guarantee Period” on page 24. Nevertheless, the policy can lapse (1) during the no lapse guarantee period, if You do not meet the no lapse guarantee premium requirements and (2) after the no lapse guarantee period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly deductions (subject to the grace period). See “Your Policy Can Lapse” on page 62.

•         Policy Loans.  Your loan may affect whether Your policy remains inforce. If Your loan lowers the value of Your policy fund to a point where the monthly deductions are greater than Your policy’s net cash surrender value, then the policy’s lapse provision may apply.  Your policy may lapse because the loaned amount cannot be used to cover the monthly deductions that are taken.  For more details see “Policy Loans” on page 58.

•         Surrender Charge Period. If You allow Your policy to lapse during the surrender charge period, We will deduct a surrender charge.

Loan Risks

Taking a policy loan will have a permanent effect on Your policy fund and benefits under Your policy.  A policy loan will reduce the death benefit proceeds or any benefit paid on the maturity date (i.e., the policy anniversary after the Insured person's 120th birthday), and the net cash surrender value of Your policy.  Taking a policy loan also may make Your policy more susceptible to lapse, and may have tax consequences.  See "Policy Loans" on page 47 and "Tax Effects" on page 56.

Tax Risks

In order to qualify as a life insurance policy for Federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under Federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code.  Guidance as to how these requirements are to be applied is limited.  Nevertheless, We believe that a policy issued on a standard rate class basis should satisfy the applicable requirements.  There is less guidance, however, with respect to policies issued on a substandard basis and it is not clear whether such policies will in all cases satisfy the applicable requirements, particularly if You pay the full amount of premiums under the policy.

Depending on the total amount of premiums You pay, the policy may be treated as a modified endowment contract (“MEC”) under federal tax laws.  If a policy is treated as a MEC, then surrenders, withdrawals, and loans under the policy will be taxable as ordinary income to the extent there are earnings in the policy.  In addition, a 10% penalty tax may be imposed on surrenders, withdrawals, and loans taken before You reach age 59 ½.  If the policy is not a MEC, then distributions generally will be treated first as a return of basis or investment in the policy and then as taxable income.  Moreover, loans will generally not be treated as distributions.  Finally, neither distributions nor loans from a policy that is not a MEC are subject to the 10% penalty tax.

This policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse.  The aim of this strategy is to continue borrowing from the policy until its contract value (i.e. the policy fund) is just enough to pay off the policy loans that have been taken out and then relying on the Protected Flexibility Rider to keep the policy in force until the death of the Insured.  Anyone contemplating taking advantage of this strategy should be aware that it involves several risks.  First, if the death benefit under the Protected Flexibility Rider is lower than the policy’s original death benefit, then the policy might become a MEC which could result in a significant tax liability attributable to the balance of any policy debt.  Second, this strategy will fail to achieve its goal if the policy is a MEC or becomes a MEC after the periodic borrowing begins.  Third, this strategy has not been ruled on by the Internal Revenue Service (the “IRS”) or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this policy may be treated as taxable distributions when the rider causes the policy to be converted to a fixed policy.  In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise.  Finally, there is a significant risk that poor investment performance, together with ongoing deductions for insurance charges, will lead to a substantial decline in the policy’s cash value that could result in the policy being treated for tax purposes as having lapsed.  In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise when the lapse is deemed to have occurred.  Anyone considering using the policy as a source of tax-free income by taking out policy loans should, before purchasing the policy, consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.

See “Tax Effects” on page 56.  You should consult a qualified tax advisor for assistance in all policy-related tax matters.

Risk of Increases in Charges

Certain fees and charges assessed against the policy are currently at levels below the guaranteed maximum levels.  We may increase these fees and charges up to the guaranteed maximum level.  If fees and charges are increased, the risk that the policy will lapse increases and You may have to increase the premiums to keep the policy inforce.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus.  Please refer to the portfolios’ prospectuses for more information.

There is no assurance that any portfolio will achieve its stated investment objective.

Fee Table

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the policy.  The first table describes the fees and expenses that You will pay at the time You buy the policy, make premium payments, take cash withdrawals, surrender the policy, exercise certain riders or transfer policy fund between investment divisions.

Transaction Fees

Charge	When Charge Is Deducted	Amount Deducted[i]
		Maximum Guaranteed Charge	Current Charge
Premium Charge	Upon receipt of a premium payment.	5.0% of each premium payment in all policy years.	5.0% of each premium payment received in policy years 1 through 15.
Civil Service Allotment Service Charge	Upon receipt of a premium payment where Civil Service Allotment is chosen.	$0.46 from each bi-weekly premium payment.	$0.46 from each bi-weekly premium payment.
Surrender Chargeii (Deferred Sales Charge) Minimum and Maximum	At the time of surrender or lapse that occurs (a) during the first 10 policy years, or (b) during the first 10 policy years following any increase in face amount.	$7.00 up to $44.00 in the first policy year per $1,000 of face amount.iii	$7.00 up to $44.00 in the first policy year per $1,000 of face amount.iii
Charge for a male Insured issue age 40 in the non-tobacco premium class in the first policy year.		$22.00 per $1,000 of face amount.	$22.00 per $1,000 of face amount.
Partial Withdrawal Charge	Upon partial withdrawal.	$25 on any withdrawal after the first one in any policy year.	$25 on any withdrawal after the first one in any policy year.
Transfer Fees	Upon transfer of any money from the investment divisions or the General Account.	$25 on each transfer after the 12th transfer in any one policy year.	$0 on all transfers.

The next table describes the fees and expenses that You will pay periodically during the time that You own the policy, not including mutual fund portfolio fees and expenses.

Periodic Fees Related to Owning the Policy Other than Portfolio Operating Expenses
Amount Deducted[i]
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge
Cost of Insurance Deduction[i][v] Minimum and Maximum	On the policy date and on every monthly anniversary.	$0.02 up to $35.30 per $1,000 of net amount at risk[v] per month.	$0.02 up to $31.35 per $1,000 of net amount at risk per month.
Charges for a male Insured issue age 40 in the non-tobacco premium class in the first policy year with an initial specified face amount of $400,000.		$0.14 per $1,000 of net amount at risk per month.	$0.05 per $1,000 of net amount at risk per month.
Per Policy Expense Charge	On the policy date and on every monthly anniversary.	$10.00 per month in all policy years.	$10.00 per month in all policy years.
Per Unit Expense Charge Minimum and Maximum	On the policy date and on every monthly anniversary.	$0.02 up to $1.365 per month per $1,000 of Specified Face Amount in policy years 1-20.	$0.02 up to $1.365 per month per $1,000 of Specified Face Amount in policy years 1-10.
Charges for a male Insured issue age 40 in the non-tobacco premium class in the first policy year with an initial specified face amount of $400,000.		$0.095 per month per $1,000 of Specified Face Amount in policy years 1-20.	$0.095 per month per $1,000 of Specified Face Amount in policy years 1-10.
Percent of Fund Value Charge	On the policy date and on each monthly anniversary.	Annual rate of 0.80% of the policy fund value in policy years 1-10 and 0.00% thereafter.	Annual rate of 0.80% of the policy fund value in policy years 1 – 10 and 0.00% thereafter.
Loan Interest Spreadvi	On policy anniversary or earlier, as applicable.vii	5.00% (annually) in policy years 1-5; 0.00% (annually) thereafter.	1.50% (annually) in policy years 1-5; 0.00% (annually) thereafter.
Additional Benefits Chargesviii
Accelerated Benefit Rider – Chronic Illness	At the time a benefit is paid out.	$200.00	$200.00ix
Accelerated Benefit Rider – Terminal Illness	At the time a benefit is paid out.	$200.00	$200.00ix
Accidental Death Benefit Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.03 up to $0.09 per month per $1,000 of accidental death benefit selected.	$0.03 up to $0.09 per month per $1,000 of accidental death benefit selected.
Charge for a male Insured attained age 40 in the non-tobacco premium class in the first policy year following the rider date.		$0.08 per month per $1,000 of accidental death benefit.	$0.08 per month per $1,000 of accidental death benefit.
Children's Insurance Rider 2	On rider date and each monthly anniversary thereafter.	$0.50 per month per $1,000 of Children's Insurance benefit. [x]	$0.50 per month per $1,000 of Children's Insurance benefit.
Flexible Disability Benefit Rider 2 Minimum and Maximum	On rider date and each monthly anniversary thereafter until the policy anniversary on which the Insured reaches attained age 60.	$0.27 up to $0.80 per month per $10 of monthly benefit.	$0.27 up to $0.80 per month per $10 of monthly benefit.
Charge for a male Insured issue age 40 in the non-tobacco premium class.		$0.50 per month per $10 of monthly benefit.	$0.50 per month per $10 of monthly benefit.
Guaranteed Insurability Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.05 up to $0.17 per month per $1,000 of Guaranteed Insurability benefit elected.	$0.05 up to $0.17 per month per $1,000 of Guaranteed Insurability benefit elected.
Charge for a male Insured issue age 40 in the non-tobacco premium class.		$0.17 per month per $1,000 of Guaranteed Insurability benefit elected.	$0.17 per month per $1,000 of Guaranteed Insurability benefit elected.
Protected Flexibility Rider	Not Applicable – no separate charge for rider.	Not Applicable – no separate charge for rider.	Not Applicable – no separate charge for rider.
Waiver of Charges Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.01 up to $0.12 per month per $1,000 of face amount.	$0.01 up to $0.12 per month per $1,000 of face amount.
Charge for a male Insured issue age 40 in the non-tobacco premium class in the first policy year.		$0.02 per month per $1,000 of face amount.	$0.02 per month per $1,000 of face amount.

iSome of these charges are rounded off in accordance with regulations of the U.S. Securities and Exchange Commission.  Actual charges may be somewhat higher or lower.

iiThe surrender charge varies based upon the sex, issue age, and rating class of the Insured person on the issue date.  The surrender charges shown in the table may not be representative of the charges that You will pay.  Your policy’s data page will indicate the surrender charge applicable to Your policy.  For more detailed information concerning Your surrender charges, please contact Our Administrative Office.

iiiThese charges decrease gradually in policy years 2 through 10 to $0.00 for policy years 11 and thereafter.  An increase in face amount establishes a new surrender charge schedule for the amount of the increase in face amount based upon the sex, attained age and rating class at the time the face amount increase becomes effective.

ivThe cost of insurance rate varies based upon a number of factors, including, but not limited to, the sex, attained age, face amount of insurance, and rating class of the Insured person at the time of the charge.  The cost of insurance deductions shown in the table may not be representative of the charges that You will pay.  Your policy’s data page will indicate the maximum guaranteed cost of insurance deduction applicable to Your policy.  For more detailed information concerning Your cost of insurance deductions, please contact Our Administrative Office. We may place an Insured in a substandard underwriting class with ratings that reflect higher mortality risks and that result in a higher cost of insurance deduction.

vAs of any monthly anniversary, the net amount at risk is the death benefit less the policy fund (after all deductions for that monthly anniversary, except the cost of insurance deduction).

viThe Loan Interest Spread is the difference between the amount of interest We charge You for a loan (guaranteed not to exceed a maximum of 8.00% annually) and the amount of interest We credit to the amount in Your loan account (which is 3.0% annually).

viiWhile a policy loan is outstanding, loan interest is charged in arrears on each policy anniversary or, if earlier, on the date of loan repayment, policy lapse, surrender, policy termination, or the Insured’s death.

viiiCharges for these riders may vary based on the policy duration, Insured’s issue or attained age, sex, risk class, and benefit amount.  Charges based on attained age may increase as the Insured ages.  The rider charges shown in the table may not be typical of the charges You will pay.  Your policy’s specification page will indicate the rider charges applicable to Your policy, and more detailed information concerning these rider charges is available upon request from Our Administrative Office.

ixWe charge an administrative fee of $200 at the time benefits are paid from this rider.

xRegardless of the number of children or their age, up through age 18.

The next item shows the lowest and highest total operating expenses deducted from portfolio assets (before waiver or reimbursement) during the fiscal year ended December 31, 2016.  Expenses of the portfolios may be higher or lower in the future.  More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses:

	Lowest	Highest
Total Annual Portfolio Operating Expenses [1] (total of all expenses that are deducted from portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses)	0.10%	1.73%

1The portfolio expenses used to prepare this table were provided to Midland National by the funds or their fund managers.  Midland National has not independently verified such information.  The expenses reflect those incurred as of December 31, 2016.  Current or future expenses may be greater or less than those shown.

These fees and expenses are paid out of the assets of the portfolio companies.  A comprehensive discussion of the risks, charges and expenses of each portfolio company may be found in the portfolio company’s prospectus.  You can obtain a current copy of the portfolio companies’ prospectuses by contacting Us at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Phone:  (800) 272-1642

Fax: (605) 373-8557 or toll-free (877) 841-6709

For information concerning compensation paid for the sale of the policies, see “Distribution of the Policies” on page 68.

SUMMARY OF Premier Variable Universal life III

DEATH BENEFIT OPTIONS

Premier Variable Universal Life III provides life insurance on the Insured person. If the policy is inforce We will pay a death benefit when the Insured person dies. You can choose between two death benefit options:

•         Option 1: death benefit equals the face amount of the insurance policy. This is sometimes called a “level” death benefit.

•         Option 2: death benefit equals the face amount plus the policy fund. This is sometimes called a “variable” death benefit.

The death benefit may be even greater in some circumstances. See “Death Benefit” on page 18.

We deduct any policy debt and unpaid charges before paying any benefits. The death benefit is paid in a lump sum.

The minimum face amount is generally $50,000. However, for:

•         Insured persons, age 20 to 44 at issue who are in the preferred plus non-tobacco, preferred non-tobacco or the preferred tobacco classes, the minimum face amount is $100,000.

You may change the death benefit option You have chosen. You may also increase or decrease the face amount of Your policy, within limits.

FLEXIBLE PREMIUM PAYMENTS

You may pay premiums whenever and in whatever amount You want, within certain limits. We require an initial premium at issue which is at least equal to one month’s no lapse guarantee premium. The no-lapse guarantee premium is based on the policy’s face amount and the Insured person’s age, sex and underwriting class. We are not required to accept any premium and We currently reject any premium of less than $50.00.  However under current Company practice, if paid by monthly bank draft, We will accept a premium as low as $30.00.

You may choose a planned periodic premium. However, payment of the planned premiums may not ensure that Your policy will remain inforce. Additional premiums may be required to keep Your policy from lapsing. You need not pay premiums according to the planned schedule. Whether Your policy lapses or remains inforce can depend on the amount of Your policy fund (less any policy debt and surrender charge). The policy fund, in turn, depends on the investment performance of the investment divisions You select. (The policy fund also depends on the premiums You pay and the charges We deduct.) However, You can ensure that Your policy stays inforce during the no lapse guarantee period by paying premiums at least equal to those required to meet the accumulated no lapse guarantee premium requirements described in “Premium Provisions During The No Lapse Guarantee Period” on page 24.

INVESTMENT CHOICES

You may allocate Your policy fund to up to fifteen of the fifty-eight available investment divisions and You may also allocate Your policy fund to Our General Account, where We guarantee the safety of principal and a minimum interest rate.  See the “THE GENERAL ACCOUNT” on page 50.

You bear the complete investment risk for all amounts allocated to any of the investment divisions.  For more information, see “The Funds” on page 32.

YOUR POLICY FUND

Your policy fund begins with Your first premium payment.  From Your premium We deduct a premium charge, any per premium expenses as described in the “Deductions From Your Premiums” section on page 51 and the first monthly deduction as described in the “Monthly Deductions From Your Policy Fund” section on page 51.  The balance of the premium is Your beginning policy fund.

Your policy fund reflects:

•         the amount and frequency of premium payments,

•         deductions for the cost of insurance, additional benefits, and other charges,

•         the investment performance of Your chosen investment divisions,

•         interest earned on amounts allocated to the General Account,

•         the impact of loans, and

•         the impact of partial withdrawals.

There is no guaranteed policy fund for amounts allocated to the investment divisions.

See “Deductions From Your Premiums” on page 51.

Transfers

You may transfer Your policy fund among the investment divisions and between the General Account and the various investment divisions.  Transfers take effect when We receive Your request in good order.  We require a minimum amount for each transfer, usually $200.  Currently, We allow an unlimited number of free transfers.  However, We reserve the right to charge a $25 fee for each transfer after the 12th in a policy year.  There are other limitations on transfers to and from the General Account.  See “Transfers of Policy Fund” on page 42. Completed transfer requests received in good order at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If you send your request by fax (facsimile), be sure to use the correct fax number.  See “Correspondence, Inquiries, and Transactions” on page 16. If We receive Your completed transfer request in good order after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners.

Policy Loans

You may borrow up to 92% of Your cash surrender value (the policy fund less the surrender charge) minus any policy debt.  Your policy will be the sole security for the loan.  Your policy states a minimum loan amount, usually $200.  Policy loan interest accrues daily at an annually adjusted rate.  See “Policy Loans” on page 47.  Policy loan interest is generally not tax deductible on policies owned by an individual.  There may be federal tax consequences for taking a policy loan.  See “Tax Effects” on page 56.

Withdrawing Money

You may make a partial withdrawal from Your policy fund.  The current minimum withdrawal amount is $200.  The maximum partial withdrawal You can make in the first policy year is 50% of Your net cash surrender value; thereafter it is 90% of the net cash surrender value. The net cash surrender value is the policy fund minus any surrender charge minus any policy debt.  Withdrawals could considerably reduce or eliminate some benefits or guarantees of the policy.  Withdrawals are subject to other requirements.  If You make more than one withdrawal in a policy year, then We deduct a service charge (no more than $25) for each subsequent withdrawal. See “Withdrawing Money From Your Policy Fund” on page 49.  Withdrawals and surrenders may have negative tax effects.  See “Tax Effects” on page 56.

Partial withdrawal requests received, in good order, at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If you send your request by fax (facsimile), be sure to use the correct fax number. See “Correspondence, Inquiries, and Transactions” on page 16. If We receive Your completed partial withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the partial withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  Withdrawals are effected at unit values determined at the close of business on the day the withdrawal takes effect.

Surrendering Your Policy

You can surrender Your policy for cash and then We will pay You the net cash surrender value.  A surrender charge will be deducted if You surrender Your policy or allow it to lapse during the surrender charge period. It is possible that You will receive no net cash surrender value if You surrender Your policy, especially in the first few policy years. See “Surrendering Your Policy” on page 50.Taxes and a tax penalty may apply. See “Tax Effects” on page 56.

Surrender requests received, in good order, at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. If you send your request by fax (facsimile), be sure to use the correct fax number.  See “Correspondence, Inquiries, and Transactions” on page 16.

DEDUCTIONS AND CHARGES

Deductions from Your Premiums

We deduct a 5.0% premium charge from each premium payment.  We currently intend to eliminate this charge after the 15th policy year, but We reserve the right to continue the charge for all policy years. This charge partially reimburses Us for the selling and distribution costs of this policy and for premium taxes We pay.  If You elect to pay premiums by Civil Service Allotment, We also deduct a 46¢ (forty-six cents) service charge from each bi-weekly premium payment.  See “Deductions From Your Premiums” on page 51.

Deductions from Your Policy Fund

Certain amounts are deducted from Your policy fund monthly.  These are:

•         a per policy expense charge of $10.00;

•         a cost of insurance deduction.  The amount of this charge is based on a number of factors, including, but not limited to, the Insured person’s attained age, sex, risk class, and the amount of insurance under Your policy;

•         a per unit expense charge that varies depending on the Insured’s issue age, sex, face amount, and underwriting class;

•         a percent of fund value at an annual rate of 0.80% of the assets in every investment division and the General Account in the first 10 policy years and 0.00% after the 10th policy year; and

•         charges for additional benefits.

In addition, We can deduct fees when You make:

•         a partial withdrawal of net cash surrender value more than once in a policy year or

•         more than twelve transfers a year between investment divisions.  (We currently waive this charge.)

For more information on these deductions see “Monthly Deductions From Your Policy Fund” on page 51.

Surrender Charge

We deduct a surrender charge only if You surrender Your policy for its net cash surrender value or let Your policy lapse during the first 10 policy years from the date of issue or an increase in face amount.  If You keep this policy inforce for longer than 10 years, then You will not incur a surrender charge on the original face amount of insurance.  As explained in the section entitled “Surrender Charge” on page 54, a face amount increase will result in a new 10 year surrender charge period on the amount of the increase.

The surrender charge varies by the issue age, sex and class of the Insured at the time of issue.  The per $1,000 of face amount surrender charge is highest in the first year of Your policy and decreases to $0.00 after the end of 10 policy years.  For example, a male with an issue age of 40 and a class of standard non-tobacco will have a first-year surrender charge of $22.00 per $1,000 of the face amount, but a male with an issue age of 65 and a class of standard non-tobacco will have a first-year surrender charge of $44.00 per $1,000 of the face amount.  The maximum first-year surrender charge for all issue ages, sexes and classes is $ 44.00 per $1,000 of the face amount.  The $ 44.00 per $1,000 surrender charge occurs for males with issue ages at 63 or older.

The surrender charge at the time of surrender is determined by multiplying the surrender charge listed in Your policy form, for the appropriate policy year, times the appropriate face amount of insurance and dividing by 1,000. If You decrease Your face amount after Your policy is issued, the surrender charge will not change. If You increase Your face amount after Your policy is issued, We will send You an endorsement, which specifies the surrender charges for the amount of the increase. See “Surrender Charge” on page 54 for a full description of how the new surrender charges are determined for a face amount increase and for examples of the surrender charges for various issue ages, sexes and classes.

ADDITIONAL INFORMATION ABOUT THE POLICIES

Your Policy Can Lapse

Your policy remains inforce if the net cash surrender value can pay the monthly deductions.  In addition, during the no lapse guarantee period, Your policy will remain inforce as long as You meet the applicable no lapse guarantee premium requirements.  However, the policy can lapse (1) during the no lapse guarantee period if You do not meet the no lapse guarantee premium requirement and (2) after the no lapse guarantee period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly deductions (subject to the grace period).  See “Your Policy Can Lapse” on page 62.

Correspondence, Inquiries, and Transactions

You can write to Us or call Us at Our Administrative Office to request transactions under Your policy, such as paying premiums, making transfers between investment divisions, or changing the face amount of Your policy, or with questions or to request information or service for Your policy.  Our Administrative Office is located at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

(800) 272-1642

To send Us a request by fax (facsimile), You should use the following fax numbers:

(605) 373-8557

 (877) 841-6709 (toll-free)

Some examples of requests are:

                                 1.         Partial Withdrawals

                                 2.         Loan requests

                                 3.         Surrender requests

                                 4.         Transfers among funds

                                 5.         Fund or General Account additions/deletions

                                 6.         Premium allocation changes

                                 7.         Monthly deduction changes

                                 8.         Dollar Cost Averaging set-up

                                 9.         Portfolio rebalancing set-up

                             10.         Address changes

                             11.         Request for general policy information

                             12.         Adding or canceling Riders or Additional Benefits

                             13.         Requesting prospectuses for (or other information and documents about) the policy or the underlying funds

Requests will generally be processed on the business day they are received at Our Administrative Office, at the address or number(s) above,  as long as the request is in “good order” (see “Policy Fund Transactions and “Good Order”” on page 42.)  Any requests sent to another number or address may not be considered received and may not receive that day’s price.

The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request.  We may record all telephone requests.  We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.  The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the policy owner by name, social security number, date of birth of the owner or the Insured, or other identifying information.  We only allow certain transaction requests to be made with a telephone request.  Partial withdrawal, transfer, surrender and loan requests must be in good order, on the proper request form(s), and may be made in writing or facsimile to Our Administrative Office.  Facsimile, internet, and telephone correspondence and transaction requests may not always be available.  Facsimile, internet, and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If You are experiencing problems, You should make Your correspondence and transaction request in writing.  There are risks associated with requests made by facsimile, internet, or telephone when the original request is not sent to Our Administrative Office.  You bear these risks.  Accordingly, We disclaim any liability for losses resulting from allegedly unauthorized facsimile, internet, or telephone requests that We believe are genuine.

State Variations

Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in Your state.  See Your policy for specific variations since any such variations will be included in Your policy or in riders or endorsements attached to Your policy.  See Your agent or contact Our Administrative Office for additional information that may be applicable to Your state.

Tax-Free “Section 1035” Exchanges

You can generally exchange one life insurance policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code.  Before making an exchange, You should compare both policies carefully.  Remember that if You exchange another policy for the one described in this prospectus, You might have to pay a surrender charge and income taxes, including a possible penalty tax, on Your old policy, and there will be a new surrender charge period for this policy and other charges may be higher (or lower) and the benefits may be different.  You should not exchange another policy for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this policy (that person will generally earn a commission if You buy this policy through an exchange or otherwise). If You purchase the policy in exchange for an existing life insurance policy from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium payment until We receive it.  You should consult with and rely upon a tax advisor if You are considering a policy exchange. See “Tax Effects” on page 56.

DETAILED INFORMATION ABOUT premier variable universal life iii

INSURANCE FEATURES

This prospectus describes Our Premier Variable Universal Life III policy.  There may be contractual variances because of requirements of the state where Your policy is delivered.

How the Policies Differ From Whole Life Insurance

Premier Variable Universal Life III provides insurance coverage with flexibility in death benefits and premium payments.  It enables You to respond to changes in Your life and to take advantage of favorable financial conditions.  The policy differs from traditional whole life insurance because You may choose the amount and frequency of premium payments, within limits.

In addition, Premier Variable Universal Life III has two death benefit options.  You may switch back and forth between these options.  Premier Variable Universal Life III also allows You to change the face amount (within limits) without purchasing a new insurance policy.  However, evidence of insurability may be required.

Premier Variable Universal Life III is “variable“ life insurance because the policy fund and other benefits will vary up or down depending on the investment performance of the investment divisions or options You select.  You bear the risk of poor investment performance, but You get the benefit of good performance.

Application for Insurance

To apply for a policy You must submit a completed application, in good order.  We decide whether to issue a policy based on the information in the application and Our standards for issuing insurance and classifying risks.  If We decide not to issue a policy, then We will return the sum of premiums paid plus interest credited.  The maximum issue age is 75.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling broker-dealer or life insurance agent to forward the application to Us promptly, or because of delays in determining that the policy is suitable for You.  Any such delays will affect when Your policy can be issued and when Your net premium is allocated among Our General Account and the investment divisions.

We offer other variable life insurance policies that have different death benefits, policy features, and optional benefits.  However, these other policies also have different charges that would affect Your investment performance and policy fund.  To obtain more information about these other policies, contact Our Administrative Office.

Death Benefit

As long as Your policy remains inforce, We will pay the death benefit to the beneficiary when the Insured dies (outstanding policy debt will be deducted from the proceeds).  As the owner, You may choose between two death benefit options:

•         Option 1 provides a benefit that equals the face amount of the policy.  This “level” death benefit is for owners who prefer insurance coverage that does not vary in amount and has lower insurance charges.  Except as described below, the option 1 death benefit is level or fixed at the face amount.

•         Option 2 provides a benefit that equals the face amount of the policy plus the policy fund on the day the Insured person dies.  This “variable” death benefit is for owners who prefer to have investment performance reflected in the amount of their insurance coverage.  Under option 2, the value of the death benefit fluctuates with Your policy fund.

Under either option, the length of time Your policy remains inforce depends on the net cash surrender value of Your policy and whether You meet the no lapse guarantee period requirements.  Your coverage lasts as long as Your net cash surrender value can cover the monthly deductions from Your policy fund.  In addition, during the no lapse guarantee period, Your policy remains inforce if the sum of Your premium payments (minus any loans or withdrawals) is greater than or equal to the sum of the monthly no lapse guarantee premiums for all of the policy months since the policy was issued.

Under both death benefit options, federal tax law may require a greater benefit.  The section 7702 minimum death benefit is the minimum death benefit Your policy must have to qualify as life insurance under section 7702 of the Internal Revenue Code.  The policy has two life insurance qualification tests – the cash value accumulation test and the guideline minimum premium test.  You must choose a test on Your application and, once chosen, You can never change Your test. Your choice depends on the premiums You want to pay.

These tests determine the section 7702 minimum death benefit.  If You do not want limits (subject to Company minimums and maximums and the policy becoming a Modified endowment contract), on the amount of premium You can pay into the policy, then the cash value accumulation test is usually the better choice.  Under the cash value accumulation test, the section 7702 minimum death benefit is the accumulation value of Your policy (i.e., Your policy fund) multiplied by a net single premium factor that is based on the Insured’s attained age, sex and underwriting class.  A table of net single premium factors and some examples of how they work are in the statement of additional information which is available free upon request (see back cover).

The guideline premium test will usually result in a lower section 7702 minimum death benefit than the cash value accumulation test.  Your choice depends on the premiums You want to pay.  THE GUIDELINE PREMIUM TEST IS THE DEFAULT TEST FOR YOUR POLICY, AND HISTORICALLY HAS BEEN THE MORE POPULAR CHOICE.  Under the guideline premium test, the section 7702 minimum death benefit is the accumulation value of Your policy (i.e., Your policy fund) times a death benefit percentage.  The death benefit percentage varies by the attained age of the insured(s) at the start of the policy year and declines as the Insured gets older (this is referred to as the “corridor” percentage).  The section 7702 minimum death benefit will be Your policy fund on the day the Insured dies multiplied by the corridor percentage for his or her age.  For this purpose, age is the attained age (last birthday) at the beginning of the policy year of the Insured’s death.  A table of corridor percentages and some examples of how they work are in the Statement of Additional Information, which is available free upon request (see back cover).

The investment performances of the investment divisions and the interest earned in the General Account affect Your policy fund.  Therefore, the returns from these investment choices can affect the length of time Your policy remains inforce.

The minimum initial face amount is $50,000. However, for:

  Insured persons, age 20 to 44 at issue who are in the preferred plus non-tobacco, preferred non-tobacco or the preferred tobacco classes, the minimum face amount is $100,000.

Notice and Proof of Death

We require satisfactory proof of the Insured person’s death before We pay the death benefit.  That can be a certified copy of a death certificate, or any other proof satisfactory to Us.

Payment of Death Benefits and Lump Sum Payments

When a death benefit is paid in a lump sum the beneficiary has two options available to them.  The first option is payment in a lump sum by check or by electronic funds transfer in the amount of the death benefit proceeds.  The other option is payment of the death benefit by establishing an interest bearing draft account, called the "Midland National Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary a draft account book and the beneficiary will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland National Access Account. Any interest paid on amounts in the Midland National Access Account are currently taxable to the beneficiary. The Midland National Access Account is not available in all jurisdictions.

The Midland National Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of Our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland National Access Account.

Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of 3 to 5 years from the policy’s maturity date or date the death benefit is due and payable.  For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Our books and records, or to Our state of domicile.  This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if Your beneficiary steps forward to claim the death benefit with the proper documentation.  To prevent such escheatment, it is important that You update your beneficiary designations, including full names and complete addresses, if and as they change.  Such updates should be communicated in writing, by telephone, or other approved electronic means at Our Administrative Office.

Maturity Benefit

If the Insured person is still living on the maturity date, We will pay You the policy fund minus any outstanding loans.  The policy and any riders and supplemental benefits attached to the policy that are then in effect will end.  The maturity date is the policy anniversary after the Insured person’s 120th birthday.  In certain circumstances, the tax consequences of continuing Your policy beyond the Insured person’s 100th birthday are unclear and You should consult a tax advisor about these consequences.  See “Maturity Date” on page 63. See “Tax Effects” on page 56.

Changes In Premier Variable Universal Life III

Premier Variable Universal Life III gives You the flexibility to choose from a variety of strategies that enable You to increase or decrease Your insurance protection. Changing Your insurance protection may have tax consequences.  You should consult a tax adviser before changing Your insurance protection.

A reduction in face amount lessens the emphasis on a policy’s insurance coverage by reducing both the death benefit and the amount of pure insurance provided.  The amount of pure insurance is the difference between the death benefit and the policy fund.  This is the amount of risk We take.  A reduced amount at risk results in lower cost of insurance deductions from Your policy fund.

Increases in the face amount have the exact opposite effect of decreases.

A partial withdrawal reduces the policy fund and may reduce the death benefit, while providing You with a cash payment, but generally does not reduce the amount at risk.

Choosing not to make premium payments may have the effect of reducing the policy fund.

Under death benefit option 1, a reduction in the policy fund, due to negative market performance, has the following effect:

•         it increases the amount at risk (thereby increasing the cost of insurance deductions); and

•         it leaves the death benefit unchanged.

Under death benefit option 2, a reduction in the policy fund, due to negative market performance, has the following effect:

•         it decreases the death benefit; and

•         it either decreases the amount at risk or leaves it unchanged.

A reduction in the policy fund due to a partial withdrawal may have a different effect as shown in the example below.

Death Benefit Option 2 -- Face Amount + Policy Fund

		Policy NOT	Policy IN
		in Corridor	Corridor	Corridor Factor
Before	Face Amount	$ 100,000	$ 100,000	Age 40	2.5
Partial	Policy Fund	$ 30,000	$ 75,000
Withdrawal	Death Benefit	$ 130,000	$ 187,500*
	Amount at Risk	$ 100,000	$ 112,500

	Partial Withdrawal	$ 10,000	$ 10,000

After	Face Amount	$ 100,000	$ 100,000
Partial	Policy Fund	$ 20,000	$ 65,000
Withdrawal	Death Benefit	$ 120,000	$ 165,000**
	Amount at Risk	$ 100,000	$ 100,000

* The minimum death benefit—the policy fund multiplied by the corridor factor ($75,000 x 2.5 = $187,500)—exceeds the sum of the face amount plus the policy fund ($100,000 + $75,000 = $175,000).

** The minimum death benefit‑‑$65,000 x 2.5 = $162,500—is less than the face amount plus the policy fund ($100,000 + $65,000 = $165,000).

Under death benefit option 1, a partial withdrawal results in a dollar for dollar reduction of both the policy fund and the face amount (and hence death benefit).

Changing the Face Amount of Insurance

You may change the face amount of Your policy by submitting a fully completed policy change application, in good order, to Our Administrative Office.  You can only change the face amount twice each policy year.  All changes are subject to Our approval and to the following conditions.

For increases:

•         Increases in the face amount must be at least $25,000.  By Midland National’s current company practice, We may allow amounts lower than this.

•         To increase the face amount, You must provide, in good order, a fully completed policy change application and satisfactory evidence of insurability.  If the Insured person has become a more expensive risk, then We charge higher cost of insurance fees for the additional amounts of insurance (We reserve the right to change this procedure in the future).

•         Monthly cost of insurance deductions from Your policy fund will increase.  These begin on the date the face amount increase takes effect.

•         The right to examine this policy does not apply to face amount increases.  (It only applies when You first purchase the policy.)

•         There will be an increase in the no lapse guarantee premium requirements.

•         A new surrender charge period and a new or increased surrender charge will apply to the face amount increase.

For decreases:

•         The surrender charge remains unchanged at the time of decrease.

•         You cannot reduce the face amount below the minimum issue amounts at the time of reduction as noted on the Schedule of Policy Benefits page of Your policy.

•         Monthly cost of insurance deductions from Your policy fund will decrease.

•         The federal tax law may limit a decrease in the face amount.  If that limit applies, then Your new death benefit will be Your policy fund multiplied by the corridor percentage the federal tax law specifies for the Insured’s age at the time of the change.

•         If You request a face amount decrease after You have already increased the face amount at substandard (i.e., higher) cost of insurance deductions, and the original face amount was at standard cost of insurance deductions, then We will first decrease the face amount that is at substandard higher cost of insurance deductions.  We reserve the right to change this procedure.

•         There will be no decrease in the contractual no lapse guarantee premium requirement. By Midland National’s current company practice, the no lapse guarantee premium is reduced when a decrease in face amount is processed.

Changing the face amount may have tax consequences.  See “Tax Effects” on page 56.  You should consult a tax advisor before making any change.

Changing Your Death Benefit Option

You may change Your death benefit option from option 1 to option 2 by submitting a fully completed policy change application, in good order, to Our Administrative Office.  We require satisfactory evidence of insurability to make this change. If You change from option 1 to option 2, the face amount decreases by the amount of Your policy fund on the date of the change. This keeps the death benefit and net amount at risk the same as before the change.  We may not allow a change in death benefit option if it would reduce the face amount below the minimum issue amounts, as noted on the Schedule of Policy Benefits page of Your policy.

You may change Your death benefit option from option 2 to option 1 by sending a written request, in good order, to Our Administrative Office.  If You change from option 2 to option 1, then the face amount increases by the amount of Your policy fund on the date of the change. These increases and decreases in face amount are made so that the amount of the death benefit remains the same on the date of the change.  When the death benefit remains the same, there is no change in the net amount at risk. This is the amount on which the cost of insurance deductions are based.

Changing the death benefit option may have tax consequences. You should consult a tax advisor before making any change. See “Tax Effects” on page 56.

When Policy Changes Go Into Effect

Any changes in the face amount or the death benefit option will go into effect on the monthly anniversary after the date We approved Your request.  After Your request is approved, You will receive a written notice showing each change.  You should attach this notice to Your policy.  We may also ask You to return Your policy to Us at Our Administrative Office so that We can make a change.  We will notify You in writing if We do not approve a change You request.  For example, We might not approve a change that would disqualify Your policy as life insurance for income tax purposes.

Policy changes may have negative tax consequences.  See “Tax Effects” on page 56.  You should consult a tax advisor before making any change.

Flexible Premium Payments

You may choose the amount and frequency of premium payments, within the limits described below.

Even though Your premiums are flexible, Your policy’s Schedule of Policy Benefits page will show a “planned” periodic premium.  You determine the planned premium when You apply and can change it at any time.  You will specify the frequency to be on a quarterly, semi-annual or annual basis.  Planned periodic premiums may be monthly if paid by pre-authorized check.  Premiums may be bi-weekly if paid by Civil Service Allotment.  If You decide to make bi-weekly premium payments, We will assess the Civil Service Allotment Service Charge of $0.46 per bi-weekly premium.  The planned premiums may not be enough to keep Your policy inforce.

The insurance goes into effect when We receive Your initial minimum premium payment (and approve Your application).  We determine the initial minimum premium based on:

1)      the age, sex and premium class of the Insured,

2)      the initial face amount of the policy, and

3)      any additional benefits selected.

All premium payments should be payable to Midland National.  After Your first premium payment, all additional premiums should be sent directly to Our Administrative Office.

We will send You premium reminders based on Your planned premium schedule.  You may make the planned payment, skip the planned payment, or change the frequency or the amount of the payment.  Generally, You may pay premiums at any time.  Amounts must be at least $50, unless made by a pre-authorized check.  Under current Company practice, amounts made by a pre-authorized check can be as low as $30.

Payment of the planned premiums does not guarantee that Your policy will stay inforce.  Additional premium payments may be necessary.  The planned premiums increase when the face amount of insurance increases.

If You send Us a premium payment that would cause Your policy to cease to qualify as life insurance under federal tax law, then We will notify You and return that portion of the premium that would cause the disqualification.

Premium Provisions During The No Lapse Guarantee Period.  During the no lapse guarantee period, You can keep Your policy inforce by meeting a no lapse guarantee premium requirement.  The no lapse guarantee period lasts until the 15th policy anniversary for issue ages of 55 or less; for policies issued with issue ages of 56 or more, it is 5 policy years. A monthly no lapse guarantee premium is shown on Your Schedule of Policy Benefits page.  (This is not the same as the planned premiums.)  The no lapse guarantee premium requirement will be satisfied if the sum of premiums You have paid, less Your loans and  withdrawals, is equal to or greater than the sum of the monthly no lapse guarantee premiums required on each monthly anniversary.  The no lapse guarantee premium increases when the face amount increases.

During the no lapse guarantee period, Your policy will enter a grace period and lapse if:

•         the net cash surrender value cannot cover the monthly deductions from Your policy fund; and

•         the total premiums You have paid, less Your loans and withdrawals, are less than the total monthly no lapse guarantee premiums required to that date.

Remember that the net cash surrender value is Your policy fund minus any surrender charge and minus any outstanding policy debt.

This policy lapse can occur even if You pay all of the planned premiums.

Premium Provisions After The No Lapse Guarantee Period.  After the no lapse guarantee period, Your policy will enter a grace period and lapse if the net cash surrender value cannot cover the monthly deductions from Your policy fund.  Paying Your planned premiums may not be sufficient to maintain Your policy because of investment performance, charges and deductions, policy changes or other factors.  Therefore, additional premiums may be necessary to keep Your policy inforce.

Allocation of Premiums

Each net premium will be allocated to the investment divisions or to Our General Account on the later of the day We receive Your premium payment, in good order, at Our Administrative Office (if We receive it before the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time)) or on the record date.  When any premium is received before the record date, the net premium, will be held and earn interest in the General Account until the day after the record date.  When this period ends, Your instructions will dictate how We allocate the net premium.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling broker-dealer or life insurance agent to forward the application to Us promptly, or because of delays in determining that the policy is suitable for You.  Any such delays will affect when Your policy can be issued and when Your net premium is allocated among Our General Account and/or investment divisions.  Once We receive, in good order, the application and initial premium from the selling broker-dealer, Your instructions will dictate how We allocate the net premium.

The net premium is the premium minus a premium charge and any applicable service charge.  (Please note: The first monthly deduction is also taken from the initial premium.)  Each net premium is put into Your policy fund according to Your instructions.  Your policy application may provide directions to allocate net premiums to Our General Account or the investment divisions.  You may not allocate Your policy fund to more than 15 investment divisions at any one point in time.  Your allocation instructions will apply to all of Your premiums unless You submit the proper request form with new instructions to Us in writing at  Our Administrative Office.  You may also change Your allocation instructions by calling Us at (800) 272-1642 or faxing Us at (605) 373-8557 or toll-free (877) 841-6709. Changing Your allocation instructions will not change the way Your existing policy fund is apportioned among the investment divisions or the General Account. Allocation percentages may be any whole number from 0% to 100%.  The sum of the allocation percentages must equal 100%.  Of course, You may choose not to allocate a premium to any particular investment division.  See “THE GENERAL ACCOUNT” on page 50.

If You use a third party registered investment adviser in connection with allocations among the investment divisions, it is Your responsibility to pay the advisory fees.  Your use of any third party investment advisory service does not constitute Us providing investment advice.

Additional Benefits

You may include additional benefits in Your policy.  With some exceptions noted in the descriptions below, certain benefits result in an additional monthly deduction from Your policy fund.  We do not limit the number of additional benefits You include with Your policy. You may cancel these benefits at any time.  However, canceling these benefits may have adverse tax consequences and You should consult a tax advisor before doing so.  If Your policy ends on the maturity date and a maturity benefit is paid, any additional benefit that is attached to Your policy and in effect on the maturity date will also end.

The following briefly summarizes the additional benefits that are currently available:

1.      Accelerated Benefit Rider – Chronic Illness: This rider is automatically included on all newly issued policies.  This benefit provides You with the ability to accelerate a portion of Your policy’s death benefit as an accelerated death benefit.  The actual payment made is called the accelerated benefit payment.  We do not charge a fee for this rider prior to the time of the accelerated benefit payment.

You can choose to accelerate a portion of Your policy’s death benefit under this rider if the Insured person is “Chronically Ill” as defined in the rider.  Generally, “Chronically Ill” means that a Physician, as defined in the rider, has certified within the last 12 months that the insured (a) is permanently unable to perform, for at least 90 consecutive days, at least two out of six “Activities of Daily Living,” which are Bathing, Continence, Dressing, Eating, Toileting, and Transferring or (b) has severe cognitive impairment (each as defined in the rider).  Please refer to the actual rider for Our right to require a second opinion from another Physician.

The tax consequences associated with receiving an accelerated benefit payment under the Accelerated Benefit Rider – Chronic Illness are unclear.  It is possible that such distributions may be treated as taxable withdrawals.  Moreover, the tax consequences associated with reducing the death benefit after We pay an accelerated death benefit are also unclear.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

The accelerated benefit payment will be equal to the following:

1)      The accelerated death benefit, less

2)      An amount for future interest and also expected mortality, less

3)      Any debt repayment amount, less

4)      An administrative fee (this fee may not exceed $200)

On the date that We make an accelerated benefit payment, We will reduce the death benefit of Your policy by the amount of the accelerated death benefit.  This will occur on each payment date if You choose to receive periodic payments under the accelerated death benefits for Chronic Illness.

The face amount, any policy fund and any policy debt will be reduced by the ratio of 1. divided by 2., where 1. and 2. are as described below:

1.      accelerated death benefit on the election date.

2.      death benefit immediately prior to the election date.

You can choose the amount of the death benefit to accelerate at the time of the claim. The maximum accelerated death benefit is 24% of the eligible death benefit (which is the death benefit of the policy plus the sum of any additional death benefits on the life of the Insured person provided by any eligible riders) at each election to receive an accelerated death benefit or $240,000, whichever is less. This amount may be smaller for a final election.  An election is valid for 12 months, and only one election can be made in that 12 month period.

Your ability to accelerate a portion of the death benefit is subject to the terms and conditions of the rider itself.

2.      Accelerated Benefit Rider – Terminal Illness: This rider is automatically included on all newly issued policies.  This benefit provides You with the ability to accelerate a portion of Your policy’s death benefit as an accelerated death benefit.  The actual payment made is called the accelerated benefit payment.  We do not charge a fee for this rider prior to the time of the accelerated benefit payment.

You can choose to accelerate a portion of Your policy’s death benefit under this rider if the Insured person has a terminal illness (terminal illness is defined as a condition in which a Physician, as defined in the rider, has certified that the insured’s life expectancy is 24 months or less - but this may be defined by a longer period of time if required by state law).  Please refer to the actual rider form for Our rights to require a second opinion from another Physician.

Pursuant to the Health Insurance Portability and Accountability Act of 1996, We believe that for federal income tax purposes an advanced sum payment made under the Accelerated Benefit Rider – Terminal Illness, should be fully excludable from the gross income of the recipient, as long as the recipient is the insured person under the policy (except in certain business contexts) and the insured person’s life expectancy is 24 months or less, as certified by a licensed physician.  You should consult a tax advisor if such an exception should apply.  The tax consequences associated with reducing the death benefit after We pay an accelerated benefit are unclear, however.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

The accelerated benefit payment will be equal to the following:

1)      The accelerated death benefit, less

2)      An amount for future interest, less

3)      Any debt repayment amount, less

4)      An administrative fee (this fee may not exceed $200)

On the day We make the accelerated benefit payment, We will reduce the death benefit of Your Policy by the amount of the accelerated death benefit.

The face amount, any policy fund and any policy debt will be reduced by the ratio of 1. divided by 2., where 1. and 2. are as described below:

1.      accelerated death benefit on the election date.

2.      death benefit immediately prior to the election date.

You can choose the amount of the death benefit to accelerate at the time of the claim. The maximum accelerated death benefit is 50% of the eligible death benefit (which is the death benefit of the policy) at the time You elect to receive an accelerated death benefit, or $500,000, whichever is less.

Your ability to accelerate a portion of the death benefit is subject to the terms and conditions of the rider itself.

3.      Accidental Death Benefit Rider: This rider can be selected at the time of application or added to an inforce policy. Under this rider, We will pay an additional benefit if the Insured person dies from a physical injury that results from an accident, provided the Insured person dies before the policy anniversary that is within a half year of his or her 70th birthday. We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

4.      Children’s Insurance Rider 2: This rider can be selected at the time of application or added to an inforce policy. This rider provides term life insurance on the lives of the Insured person’s children.  Coverage under this rider includes natural children, stepchildren, and legally adopted children, between the ages of 15 days and 18 years.  They are covered until the Insured person reaches age 65 or the child reaches age 23, whichever is earlier. We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

The Children’s Insurance Rider 2 provides term insurance. Term insurance, unlike base coverage, does not provide a cash value or an opportunity for the death benefit to grow.  However, the cost of term insurance may be lower than the cost of base coverage.

5.      Flexible Disability Benefit Rider 2: This rider must be selected at the time of application and is only available if You have selected the Waiver of Charges Rider.  Under this rider, We pay a set amount into Your policy fund each month if the Insured person is disabled (the amount is on Your Schedule of Policy Benefits page).  The benefit is payable when the Insured person becomes totally disabled on or after his/her 15th birthday and the disability continues for at least 6 months.  The disability must start before the policy anniversary following the Insured person’s 60th birthday.  The benefit will continue for as long as the disability lasts or until the Insured person reaches age 65, whichever is earlier.  If the amount of the benefit paid into the policy fund is more than the premium amount allowed under the income tax code, the monthly benefit will be paid to the Insured.

The maximum monthly benefit that can be purchased is the smaller of $500 or the Guideline Level Annual Premium under death benefit option 1 divided by 12. For example, if Your Guideline Level Annual Premium under Option 1 is $3,000, the maximum monthly benefit You can elect is $250.00 (since $3,000/12 = $250 and $250 is smaller than $500).

We charge a fee for this rider on the rider date and on each monthly anniversary thereafter until the policy anniversary on which the Insured reaches attained age 60.

6.      Guaranteed Insurability Rider: This rider must be selected at the time of application. This benefit provides for additional amounts of insurance without further evidence of insurability. We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

7.      Protected Flexibility Rider:  This rider is automatically included on all newly issued policies and We do not charge You a fee for the benefit. This rider has two separate features.  One is a protected death benefit, and the other is an overloan protection benefit.

      Protected Death Benefit - This feature guarantees that Your policy will remain in effect and the death benefit, less any policy debt, at the insured’s death, will be equal to the protected death benefit amount, provided the following conditions are met:

1.      You have elected the protected death benefit;

2.      You do not take loans or withdrawals that exceed the protected death benefit distributable fund (see below); and

3.      You have not elected the overloan protection benefit (see below).

As long as the above conditions are met, this guarantee applies even if the net cash surrender value is insufficient to pay the monthly deductions under Your policy. This rider does not guarantee that other riders and supplemental benefits that are attached to the policy will remain in effect. If the protected death benefit distributable fund becomes less than zero, then We will make the following changes to Your policy and send You written notice to Your last known address to inform You of these changes.

1.      We will terminate any riders or supplemental benefits that deduct rider charges or other fees from the policy fund.

2.      We will reduce the face amount to equal the protected death benefit amount.

Note:

•         The protected death benefit distributable fund is an amount equal to 97% of the result of (a) minus (b), where:

(a) is the policy fund; and

(b) is the greater of (1) and (2), where

(1) is (100% - the protected death benefit percentage) multiplied by the policy fund; and

(2) is the protected death benefit fund.

•         The protected death benefit percentage is used to calculate the portion of the policy fund that can be accessed (that is, taken out through a policy loan or partial withdrawal) by the policy owner and still keep the protected death benefit in effect. The protected death benefit percentage starts at a value of 87% when the Insured reaches age 65, and stays at that level until the Insured reaches age 75; thereafter, the percentage increases to 91% and stays at that level for all higher ages. As the protected death benefit percentage increases, the policy owner has a larger protected death benefit distributable fund, which means a larger percentage of the policy fund can be accessed while keeping the protected death benefit in effect.

Protected Death Benefit Fund. The protected death benefit fund is used to determine if the protected death benefit is in effect, and it dictates the amount of Your policy fund that is required to be allocated to the General Account. This fund will remain positive as long as You do not take loans or withdrawals in excess of the protected death benefit distributable fund. The protected death benefit fund is not a monetary amount that increases Your policy fund, cash surrender value or any other amount described in Your policy. Rather, it is a reference value used only to determine whether Your Policy stays in force.

The initial protected death benefit fund is based upon the protected death benefit amount that You choose, and the age, sex and premium class of the insured.  The protected death benefit fund at any time thereafter is equal to the accumulation, at the protected death benefit interest rate, of:

1.      the protected death benefit fund on the preceding monthly anniversary; minus

2.      any protected death benefit cost of insurance deduction at the beginning of the current policy month; minus

3.      the protected death benefit expense charge at the beginning of the month; minus

4.      any withdrawals of the policy fund in excess of the protected death benefit distributable fund.

Protected Death Benefit Amount. The maximum protected death benefit amount is determined by the net cash surrender value at the time You elect the protected death benefit. The maximum protected death benefit amount will be less than or equal to Your face amount of insurance at the time You exercise Your right to the protected death benefit.  The minimum protected death benefit amount is $25,000.

Protected Death Benefit Withdrawal Amount. The protected death benefit withdrawal amount is equal to the protected death benefit distributable fund less any policy debt.  Any withdrawal of policy fund up to the protected death benefit withdrawal amount will not reduce the amount of the protected death benefit fund.  If, however, a withdrawal of policy fund exceeds the protected death benefit withdrawal amount, then We will reduce the amount of the protected death benefit fund by the amount by which such withdrawal exceeds the protected death benefit withdrawal amount.  Any reduction of the protected death benefit fund in connection with such an "excess" withdrawal will be accompanied by a reduction in the protected death benefit amount that is equal to (1) multiplied by the ratio of (2) to (3), where:

(1) = The protected death benefit amount in effect at the end of the previous day; times

(2) = the amount withdrawn from the protected death benefit fund; divided by

(3) = the protected death benefit fund on the date of the withdrawal before deducting the amount of the withdrawal.

Impact of Policy Loans. If You take a policy loan that causes Your policy debt to exceed the protected death benefit distributable fund, the rider will terminate.  Once the rider terminates, it cannot be reinstated.

You may make a loan repayment at anytime while the protected death benefit is available. Loan repayments during this period will be allocated to the General Account. Interest charged on policy debt will continue to accrue while the protected death benefit is available.

Note: In some circumstances, electing the protected death benefit may cause Your policy to become a modified endowment contract (MEC) as defined by Section 7702A of the Internal Revenue Code. You should consult with and rely upon Your tax advisor prior to making policy changes, taking loans or withdrawals.

Overloan Protection Benefit – We guarantee that during the period that the overloan protection benefit is available, Your policy will remain in effect until the insured’s death, provided that (i) the policy is not terminated due to surrender, and (ii) You do not take loans or withdrawals after the overloan protection effective date (described below).

The overloan protection benefit is available provided the following conditions are met:

1.      the policy has been in effect for at least 15 policy years;

2.      the insured’s attained age is at least age 65;

3.      You have made withdrawals of all Your premium; and

4.      policy debt does not exceed the overloan election amount.

Overloan Election Amount.  The overloan election amount is defined as 89% of the policy fund for attained ages 65 to 74, and 93% of the policy fund for attained ages 75 and older.

Overloan Protection Effective Date. The entire amount of Your policy fund must be allocated to the General Account on and after the overloan protection effective date. If You have any portion of the policy fund in other accounts on the overloan protection effective date, We will transfer it to the General Account on that date.

On and after the overloan protection effective date, the following changes may occur:

1.      if the death benefit is option 2, then it will be changed to death benefit option 1, and the death benefit will be subject to the minimum death benefit provisions below;

2.      if the policy debt does not exceed the face amount as of the of overloan protection effective date, then the face amount will be decreased to equal the policy fund as of the overloan protection effective date; and

3.      all other riders will terminate.

Overloan Protection Period. The overloan protection period ends on the earlier of:

1.      the insured’s death; or

2.      surrender of the policy; or

3.      the date any loans or withdrawals are taken.

During the overloan protection period:

1.      We guarantee Your policy will remain in effect until the insured’s death, provided the policy is not terminated due to surrender, and no loans or withdrawals are taken after the overloan protection effective date;

2.      the excess policy debt provision in the policy will be suspended; and

3.      all monthly deductions will be taken from the General Account.

4.      We will not allow any:

a.       Premium payments; or

b.      Transfers to the separate accounts; or

c.       Face amount changes; or

d.      Death benefit option changes.

5.      The protected death benefit for this rider will terminate and no longer be available.

Loan repayments can be made at anytime during the overloan protection period.  All loan repayments during this time will be allocated to the General Account.  Interest charged on policy debt will continue to accrue during the overloan protection period.

Note:

  Your policy may become a modified endowment contract (MEC) as defined by Section 7702A of the Internal Revenue Code as of the overloan protection effective date.  You should consult Your tax advisor before allowing Your policy to enter the overloan protection period.
  This policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse.  The aim of this strategy is to continue borrowing from the policy until its policy fund is just enough to pay off the policy loans that have been taken out and then relying on the Overloan Protection Benefit to keep the policy in force until the death of the insured.  Anyone contemplating taking advantage of this strategy should be aware that it involves several risks.  First, if the Overloan Protection Benefit provided is lower than the policy’s original death benefit, then the policy might fail to qualify as a life insurance contract under the Internal Revenue Code or might become a MEC, either of which could result in a significant tax liability attributable to the balance of any outstanding loan.  Second, this strategy will fail to achieve its goal if the policy is a MEC or becomes a MEC after the periodic borrowing begins.  Third, this strategy has not been ruled on by the Internal Revenue Service (the “IRS”) or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this policy may be treated as taxable distributions when the rider causes the policy to be converted to a fixed policy.  In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise.  Finally, there is a significant risk that poor investment performance, together with ongoing deductions for insurance charges, will lead to a substantial decline in the policy’s cash value that could result in the policy being treated for tax purposes as having lapsed.  In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise when the lapse is deemed to have occurred.  Before purchasing the policy, anyone considering using the policy as a source of tax-free income by taking out policy loans should consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.

8.      Waiver of Charges Rider: This rider can be selected at the time of application or added to an inforce policy with proof of insurability. With this benefit, We waive monthly deductions from the policy fund during the total disability of the Insured, if the Insured person becomes totally disabled on or after his/her 15th birthday and the disability continues for at least 6 months. If a disability starts before the policy anniversary following the Insured person’s 60th birthday, then We will waive monthly deductions from the policy fund for as long as the disability continues. If a disability starts after the policy anniversary following the Insured person’s 60th birthday, then You will not receive any benefit under this rider.

We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

SEPARATE ACCOUNT INVESTMENT CHOICES

Our Separate Account And Its Investment Divisions

The “Separate Account” is Our Separate Account A, established under the insurance laws of the State of Iowa.  It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its management or investment policies.  The Separate Account meets the definition of a “Separate Account” under the federal securities laws.  Income, gains and losses credited to, or charged against, the Separate Account reflects the investment experience of the Separate Account and not the investment experience of Midland National’s other assets.  Midland National is obligated to pay all amounts guaranteed under the policy.

The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the funds.  You may allocate part or all of Your net premiums in up to fifteen of the fifty-eight investment divisions currently available in Our Separate Account at any one time.

The Funds

Each of the portfolios available under the policy is a “series” of its investment company.  There are fifty-eight investment divisions.

The funds’ shares are bought and sold by Our Separate Account at net asset value.  More detailed information about the funds and their investment objectives, policies, risks, expenses and other aspects of their operations appear in their prospectuses.

The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets and/or from “Rule 12b-1” fees deducted from fund assets.  Policy owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees.  The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds that are attributable to the Policies and other variable insurance products issued by Midland National.  These percentages currently range up to 0.25% annually.  Midland National may use these payments for any corporate purpose, including payment of expenses (i) that Midland National and/or its affiliates incur in promoting, issuing, marketing, and administering the Policies, and (ii) that Midland National incurs, in its role as intermediary, in promoting and marketing the funds.  Midland National and its affiliates may profit from these payments.

Investment Policies of the Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies.  A portfolio’s objectives and policies affect its returns and risks.  No one can promise that any portfolio will meet its investment objective. Each investment division’s performance depends on the experience of the corresponding portfolio.  The objectives of the portfolios are as follows:

Portfolio	Investment Objective	Investment Adviser
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Diversified Dividend Fund – Series I Shares

The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.  The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and other instruments that have economic characteristics similar to such securities.

Invesco Advisers, Inc.
Invesco V.I. Global Health Care Fund – Series I Shares

The Fund’s investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers engaged primarily in the healthcare-related industries and derivatives and other instruments that have economic characteristics similar to such securities.

Invesco Advisers, Inc.
Invesco V.I. International Growth Fund – Series I Shares

The Fund's investment objective is long-term growth of capital.  The Fund invests primarily in equity securities and depositary receipts of foreign issuers.  The principal types of equity securities in which the Fund invests are common and preferred stock.

Invesco Advisers, Inc.
The Alger Portfolios
Alger Capital Appreciation Portfolio	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
Alger Large Cap Growth Portfolio	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
Alger Mid Cap Growth Portfolio	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund	Seeks capital growth.	American Century Investment Management, Inc.
American Century VP International Fund	Seeks capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
Fidelity® Variable Insurance Products
Fidelity® VIP Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers
Fidelity® VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.	Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers
Fidelity® VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk.	Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers
Fidelity® VIP Contrafund® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Equity-Income Portfolio

Seeks reasonable income. Will also consider the potential for capital appreciation.  The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Freedom 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Freedom 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Freedom 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Freedom 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Freedom 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Freedom Income Portfolio	Seeks high total return with a secondary objective of principal preservation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Government Money Market Portfolio[1]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM) and other affiliates serve as sub-advisers
Fidelity® VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Growth Opportunities Portfolio	Seeks to provide capital growth.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Growth Portfolio	Seeks to achieve capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Index 500 Portfolio	Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Management & Research Company (FMR); Geode Capital Management, LLC (Geode®) and FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers
Fidelity® VIP Mid Cap Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Overseas Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Large Cap Value Fund	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Small Cap Equity Insights Fund	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Lord Abbett Series Fund, Inc.
Lord Abbett Calibrated Dividend Growth Portfolio	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett International Opportunities Portfolio	Seeks long-term capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Mid Cap Stock Portfolio	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
MFS® Variable Insurance Trusts
MFS® VIT Growth Series	Seeks capital appreciation.	MFS® Investment Management
MFS® VIT New Discovery Series	Seeks capital appreciation.	MFS® Investment Management
MFS® VIT Research Series	Seeks capital appreciation.	MFS® Investment Management
MFS® VIT Total Return Series	Seeks total return.	MFS® Investment Management
MFS® VIT Utilities Series	Seeks total return.	MFS® Investment Management
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	Seeks growth of capital.	Neuberger Berman Investment Advisers LLC
PIMCO Variable Insurance Trust
PIMCO High Yield Portfolio[2] Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Real Return Portfolio Administrative Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
ProFunds Trust[5]
ProFund VP Japan

Seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average (the “Index”). The Fund seeks to provide a return consistent with an investment in the component equities in the Index hedged to U.S. Dollars.  The Fund seeks to provide a return based solely on the local price return of the equity securities in the Index, without any effect from currency movements in the yen versus the U.S. dollar. The Fund determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of the dollar-denominated Nikkei 225 futures contracts traded in the United States.

ProFund Advisors LLC
ProFund VP Oil & Gas	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & GasSM Index (the “Index”).	ProFund Advisors LLC
ProFund VP Small-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index (the “Index”).	ProFund Advisors LLC
ProFund VP Ultra Mid-Cap

Seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® (the “Index”).

The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

ProFund Advisors LLC
VanEck VIP Trust
VanEck VIP Global Hard Assets Fund	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

Vanguard Variable Insurance Fund Portfolios

Vanguard®4 VIF Balanced Portfolio	Seeks to provide long-term capital appreciation and reasonable current income.	Wellington Management Company, LLP
Vanguard®4 VIF High Yield Bond Portfolio[3]	Seeks to provide a high level of current income.	Wellington Management Company, LLP
Vanguard®4 VIF International Portfolio	Seeks to provide long-term capital appreciation.	Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.
Vanguard®4 VIF Mid-Cap Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	The Vanguard Group, Inc.
Vanguard®4 VIF REIT Index Portfolio	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	The Vanguard Group, Inc.
Vanguard®4 VIF Short-Term Investment-Grade Portfolio	Seeks to provide current income while maintaining limited price volatility.	The Vanguard Group, Inc.
Vanguard®4 VIF Small Company Growth Portfolio	Seeks to provide long-term capital appreciation.	The Vanguard Group, Inc., and ArrowMark Colorado Holdings, LLC
Vanguard®4 VIF Total Bond Market Index Portfolio	Seeks to track the performance of a broad, market-weighted bond index.	The Vanguard Group, Inc.
Vanguard®4 VIF Total Stock Market Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.

1During extended periods of low interest rates, the yields of the money market investment division may become extremely low and possibly negative.

2Under normal circumstances, the fund invests at least 80% of its assets in a diversified portfolio of high yield securities (commonly known as "junk bonds").

3The fund invests mainly in a diversified group of high-yielding, higher risk corporate bonds, commonly known as "junk bonds," with medium and lower-range credit quality ratings.

4Vanguard is a trademark of the Vanguard Group, Inc.

5The ProFunds VP portfolios permit frequent transfers.  Frequent transfers may increase portfolio turnover.  A high level of portfolio turnover may negatively impact performance by increasing transaction costs.  In addition, large movements of assets into and out of a ProFunds Trust VP portfolio may negatively impact a fund's ability to achieve its investment objective or maintain a consistent level of operating expenses.  See "Effects of Market Timing."  Some ProFunds portfolios may use investment techniques not associated with most mutual fund portfolios.  Investors in the ProFunds portfolios will bear additional investment risks.  See the ProFunds prospectus for a description of the investment strategies and risks associated with investing in the ProFunds portfolios.

The fund portfolios available under these policies are not available for purchase directly by the general public. In addition, the fund portfolios are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public.  However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance and results of any of the funds’ portfolios that are available under the policies may be lower, or higher, than the investment results of such other (publicly available) portfolios.  There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The fund portfolios offered through the policy are selected by Midland National based on several criteria, including asset class coverage, the alignment of the investment objectives of a fund portfolio with our hedging strategy, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. We also consider whether the fund portfolio, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the policies.  Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment adviser or sub-adviser) will make payments to Us or Our affiliates in connection with certain administrative, marketing and support services, and the amount of any such payments, or whether affiliates of the fund can provide marketing and distribution support for sales of the policies.

You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and Your investment goals, financial situation, and risk tolerance.  Because investment risk is borne by You, decisions regarding investment allocations should be carefully considered.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each fund's prospectus, statement of additional information and annual and semi/annual reports.  Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio.   You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the risk of any decline in Your policy fund resulting from the performance of the portfolios You have chosen.

Midland National does not provide investment advice and does not recommend or endorse any particular fund or portfolio.

Certain portfolios may invest substantially all of their assets in portfolios of other funds.  As a result, You will pay fees and expenses at both portfolio levels.  This will reduce Your investment return.  These arrangements are referred to as "funds of funds" or "master-feeder funds."  Funds of funds or master-feeder structures may have higher expenses than portfolios that invest directly in debt or equity securities.

Certain portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets.  The cost of these hedging strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.  Certain portfolios may employ volatility management strategies to provide for downside protection during sharp downward movements in equity markets.  The cost of these hedging strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.  There is no guarantee that a portfolio using a volatility management strategy can achieve its optimal risk targets, and the portfolio may not perform as expected.

Certain portfolios invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. Alternative investment strategies may be riskier than traditional investment strategies and may involve leverage or use various complex hedging techniques, like options and derivatives. These alternative investments create a mix of strategies that offers potential diversification benefits beyond traditional investment strategies.

You should consult with Your registered representative or investment advisor to determine which combination of investment choices are appropriate for You.

You should carefully consider the investment objectives, risks, and charges and expenses of the portfolios before investing.  The portfolios' prospectuses contain this and other information and should be read carefully before investing. You can receive a current copy of a prospectus or summary prospectus for each of the portfolios by contacting Your registered representative and by contacting Us at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Phone: (800) 272-1642

Fax: (605) 373-8557 or toll-free (877) 841-6709

Effects of Market Timing

Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the General Account (“harmful trading”) can cause risks with adverse effects for other policy owners (and beneficiaries and portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

The ProFunds portfolios are designed for, and affirmatively permit, frequent and short term trading. Therefore, they may be more susceptible to these harmful effects than other portfolios. These portfolios might not be appropriate for long-term investors.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment divisions or sub-accounts of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Charges In The Funds

The funds charge for managing investments and providing services. Each portfolio’s charges vary.

The Fidelity VIP Portfolios have an annual management fee. That is the sum of an individual fund fee rate and a group fee rate based on the monthly average net assets of Fidelity Management & Research Company’s mutual funds. In addition, each of these portfolios’ total operating expenses includes fees for management and shareholder services and other expenses (custodial, legal, accounting, and other miscellaneous fees). The fees for the Fidelity VIP Portfolios are based on the Initial Class. See the Fidelity VIP portfolio prospectuses for additional information on how these charges are determined and on the minimum and maximum charges allowed.

The funds, with the exception of Fidelity VIP, have annual management fees that are based on the net assets in each of the portfolios.

The funds may also impose liquidity and redemption fees on certain transactions (pursuant to SEC rules 2a-7 and 22c-2 under the Investment Company Act of 1940), which We would deduct from Your policy fund. See each portfolio company’s prospectus for details.

USING YOUR POLICY FUND

The Policy Fund

Your policy fund is the sum of Your amounts in the various investment divisions and in the General Account (including any amount in Our General Account securing a policy loan).  Your policy fund reflects various charges.  See “DEDUCTIONS AND CHARGES” on page 51.  Monthly deductions are made on the policy date and on the first day of each policy month.  Transaction and surrender charges are made on the effective date of the transaction.  Charges against Our Separate Account are reflected daily.

Your policy fund begins with Your first premium payment.  From Your premium We deduct a premium charge, any applicable service charge, and the first monthly deduction (and any per premium expenses) as described in the “Deductions From Your Premiums” section on page 51.  The balance of the premium is Your beginning policy fund.

Your policy fund reflects:

•         the amount and frequency of premium payments,

•         deductions for the cost of insurance, additional benefits and other charges,

•         the investment performance of Your chosen investment divisions,

•         interest earned on amounts allocated to the General Account,

•         the impact of loans, and

•         the impact of partial withdrawals.

We guarantee amounts allocated to the General Account.  This guarantee is subject to Our financial strength and claims-paying ability.  There is no guaranteed minimum policy fund for amounts allocated to the investment divisions of Our Separate Account.  An investment division’s performance will cause Your policy fund to go up or down.  You bear that investment risk.

Amounts In Our Separate Account

Amounts allocated or transferred to the investment divisions are used to purchase accumulation units.  Accumulation units of an investment division are purchased when You allocate net premiums, repay loans or transfer amounts to that division.  Accumulation units are redeemed when You make withdrawals, when You transfer amounts from an investment division (including transfers for loans), when We make monthly deductions and charges, and when We pay the death benefit.  The number of accumulation units purchased or redeemed in an investment division is calculated by dividing the dollar amount of the transaction by the division’s accumulation unit value next determined at the end of the business day on which the transaction occurs; if the transaction occurs after 3:00 p.m. Central Time, then We will use the investment division's accumulation unit value on the next business day. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You.  The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

How We Determine The Accumulation Unit Value

We determine accumulation unit values for the investment divisions at the end of each business day.  Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds.  They reflect investment income, the portfolio’s realized and unrealized capital gains and losses, the funds’ expenses, and Our deductions and charges.  The accumulation unit value for each investment division is set at $10.00 on the first day there are policy transactions in Our Separate Account associated with these policies.  After that, the accumulation unit value for any business day is equal to the accumulation unit value for the previous business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

•         We take the value of the shares belonging to the division in the corresponding fund portfolio at the close of business that day (before giving effect to any policy transactions for that day, such as premium payments or surrenders).  We use the share value reported to Us by the fund.

•         We add any dividends or capital gains distributions paid by the portfolio that day.

•         We divide this amount by the value of the amounts in the investment division at the close of business on the preceding business day (after giving effect to any policy transactions on that day).

•         We may subtract any daily charge for taxes or amounts set aside as tax reserves.

Policy Fund Transactions and “Good Order”

The transactions described below may have different effects on Your policy fund, death benefit, face amount or cost of insurance deductions.  You should consider the net effects before making any policy fund transactions.  Certain transactions have fees.  Remember that upon completion of these transactions, You may not have Your policy fund allocated to more than 15 investment divisions.

Good Order. We cannot process Your requests for transactions relating to Your policy fund until We have received them in good order at Our Administrative Office.  “Good order” means the actual receipt of the requested transaction in writing, which may include completing the proper request form(s), along with all information and supporting legal documentation necessary to effect the transaction.  This information and documentation generally includes, to the extent applicable, Your completed application, the policy number, the transaction amount (in dollars), the full names of and allocations to and/or from the investment divisions affected by the requested transaction, the signatures of all policy owners (exactly as registered on the policy), social security number or taxpayer I.D., and any other information or supporting documentation that We may require.  With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by Us to effect the purchase.  We may, in Our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

Transfers of Policy Fund

You may transfer amounts among the investment divisions and between the General Account and any investment divisions.  To make a transfer of policy fund, write to Our Administrative Office at the address shown on page one of this prospectus. You may also call-in Your requests to Our Administrative Office toll-free at (800) 272-1642 or fax Your requests to Our Administrative Office at (605) 373-8557 or toll-free (877) 841-6709. Any requests sent to other numbers may not be considered received in Our Administrative Office.  Currently, You may make an unlimited number of free transfers of policy fund in each policy year (subject to the “Transfer Limitations” below).  However, We reserve the right to assess a $25 charge for each transfer after the 12th in a policy year.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners.  If We charge You for making a transfer, then We will allocate the charge as described under “Deductions and Charges - How Policy Fund Charges Are Allocated” on page 53.  Although a single transfer request may include multiple transfers, it will be considered a single transfer for the purpose of assessing any transfer charge.

The total amount that can be transferred from the General Account to the Separate Account, in any policy year, cannot exceed the larger of:

1.      25% of the unloaned amount in the General Account at the beginning of the policy year, or

2.      $25,000.  (We reserve the right to decrease this to $1,000.)

These restrictions may prolong the period of time it takes to transfer Your total policy fund assets in the General Account to investment divisions and, therefore, You should carefully consider whether investment in the General Account meets Your needs and investment criteria.

These limits do not apply to transfers made in a Dollar Cost Averaging program or Portfolio Rebalancing program that extends over a time period of 12 or more months.

Completed transfer requests received in good order at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. We may delay transfers under certain circumstances.  See “WHEN WE PAY PROCEEDS FROM THIS POLICY” on page 66.

The minimum transfer amount is $200.  The minimum amount does not have to come from or be transferred to just one investment division.  The only requirement is that the total amount transferred that day equals the minimum transfer amount.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment divisions, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by policy owners.  In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect Our policy owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the “market timing procedures”).  Our market timing procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other policy owners or portfolio shareholders.

More specifically, currently Our market timing procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a policy within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS VIT New Discovery Series to Fidelity VIP Government Money Market portfolio, followed by a transfer from Fidelity VIP Government Money Market back to MFS VIT New Discovery within five business days).

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same policy) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that policy’s transfer privileges and We will not accept another transfer request for 14 business days.  We will attempt to inform the policy owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days.  If We do not succeed in reaching the policy owner or registered representative by phone, We will send a letter by first class mail to the policy owner’s address of record.

We apply Our market timing procedures to all of the investment divisions available under the policy, including those investment divisions that invest in portfolios that affirmatively permit frequent and short-term trading (such as the ProFunds portfolios). Other insurance companies offer variable life insurance and annuity contracts that may permit short-term and frequent trading in those portfolios. Therefore, if You allocate premiums or Your policy fund to investment divisions that invest in the ProFunds portfolios, You may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, We will take appropriate action to protect others.  In particular, We may, and We reserve the right to, reverse a potentially harmful transfer.   If so, We will inform the policy owner and/or registered representative. The policy owner will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account A, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, We will attempt to contact You by telephone for further instructions.  If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division.

You should be aware that, as required by SEC regulation, We have entered into a written agreement with each underlying fund or principal underwriter that obligates Us to provide the fund, upon written request, with information about You and Your trading activities in the investment divisions investing in the fund’s portfolios.  In addition, We are obligated to execute instructions from the funds that may require Us to restrict or prohibit Your investment in a specific investment division investing in a fund portfolio if the corresponding fund identifies You as violating the frequent trading policies that the fund has established for that portfolio.  You should read the prospectuses of the portfolios for more details on their ability to refuse of restrict purchases or transfers of their shares.

If We receive a premium payment from You with instructions to allocate it into a portfolio of a fund that has directed Us to restrict or prohibit Your trades into the investment division investing in the same portfolio, then We will request new allocation instructions from You.  If You request a transfer into an investment division investing in a portfolio of a fund that has directed Us to restrict or prohibit Your trades, then We will not effect the transfer.

In Our sole discretion, We may revise Our market timing procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other policy owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).  We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors, such as the size of transfers made by policy owners within given periods of time, as well as the number of “round trip” transfers into and out of particular investment divisions.  For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more policies that We believe are connected (for example, two policies with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program, enhanced dollar cost averaging program, and portfolio rebalancing program in these limitations.  We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others.  We may not always apply these detection methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all policy owners that We believe might otherwise engage in trading activity that is harmful to others.  For example, We might only accept transfers by original “wet” policy owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means).  We also reserve the right to implement and administer liquidity and redemption fees imposed by one or more of the portfolios in the future.

Policy owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the policy may also limit Our ability to restrict or deter harmful transfers.  Furthermore, the identification of policy owners determined to be engaged in transfer activity that may adversely affect other policy owners or portfolios’ shareholders involves judgments that are inherently subjective.  Accordingly, despite Our best efforts, We cannot guarantee that Our market timing procedures will detect every potential market timer. Some market timers may get through Our controls undetected and may cause dilution in unit value for others. We apply Our market timing procedures consistently to all policy owners without special arrangement, waiver, or exception.  We may vary Our market timing procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions.  By allocating monthly, as opposed to allocating the total dollar amount at one time, You may reduce the impact of market fluctuations.  This plan of investing does not insure a profit or protect against a loss in declining markets.  The minimum monthly amount to be transferred using DCA is $200.

You can elect the DCA program at any time.  You must complete the proper request form, and send it to Us at Our Administrative Office, and there must be a sufficient amount in the DCA source account.  The minimum amount required in the DCA source account for DCA to begin is a sum of $2,400 and the minimum premium.  You can get a sufficient amount by paying a premium with the DCA request form, allocating net premiums, or transferring amounts to the DCA source account.  The DCA election will specify:

a.       The DCA source account from which DCA transfers will be made,

b.      That any money received with the form is to be placed into the DCA source account,

c.       The total monthly amount to be transferred to the other investment divisions, and

d.      How that monthly amount is to be allocated among the investment divisions.

The DCA request form must be received, in good order, with any premium payments You intend to apply to DCA.

Once DCA is elected, additional net premiums can be deposited into the DCA source account by sending them in with a DCA request form.  All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise.  You may change the DCA allocation percentages or DCA transfer amounts twice during a policy year.

If it is requested when the policy is issued, then DCA will start at the beginning of the 2nd policy month.  If it is requested after issue, then DCA will start at the beginning of the 1st policy month which occurs at least 30 days after the request is received in good order.

DCA will last until the value in the DCA source account is exhausted or until We receive Your written termination request in good order.  DCA automatically terminates on the maturity date.

We do not charge any specific fees for You to participate in a DCA program.  However, transfers made through a DCA program which only extends for fewer than 12 months will be included in counting the number of transfers of policy fund.  While We currently allow an unlimited number of free transfers, We reserve the right to charge for each transfer after the 12th one in any policy year.

We reserve the right to end the DCA program by sending You one month’s notice.

Enhanced Dollar Cost Averaging (EDCA)

By Midland National’s current Company practice, if the source account is the General Account, We will pay an effective annual interest rate of 9% on the declining balance in the General Account until the end of the first policy year on monies allocated into the EDCA program during the first four policy months. Neither the EDCA program nor the 9% annual effective rate is guaranteed and both are subject to change without notice.  There is no charge for this feature.

Portfolio Rebalancing

The Portfolio Rebalancing Option allows policy owners, who are not participating in a Dollar Cost Averaging program, to have Midland National automatically reset the percentage of policy fund allocated to each investment division to a pre-set level.  You can select rebalancing to occur, quarterly, semi-annually or annually. For example, You may wish to specify that 30% of Your policy fund be allocated to the Fidelity VIP Growth investment division, 40% in the Fidelity VIP High Income investment division and 30% in the Fidelity VIP Overseas investment division.  Over time, variations in the investment divisions’ investment results will shift the percentage allocations of Your policy fund.  If You elect this option, then at each selected interval, We will transfer amounts needed to “re-balance” the policy fund to the specified percentages selected by You.  Rebalancing is not available to amounts in the General Account.  Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Even with a Portfolio Rebalancing Option, You can only allocate Your total policy fund in up to at most 15 investment divisions.  Portfolio Rebalancing will remain in effect until We receive Your written termination request in good order.  We reserve the right to end the Portfolio Rebalancing Option by sending You one month’s notice.  Contact Us at Our Administrative Office to elect the Portfolio Rebalancing Option.

Midland National does not charge any specific fees for You to participate in a portfolio rebalancing program.  However, transfers made through a portfolio rebalancing program which only extends for fewer than 12 months will be included in counting the number of transfers of policy fund.  While We currently allow an unlimited number of free transfers, We do reserve the right to charge for each transfer after the 12th one in any policy year.

Automatic Distribution Option

You may choose to receive automatic distributions of Your net cash surrender value on a monthly, quarterly, semi-annual, or annual basis at any time by completing the Request for Automatic Distributions form and sending it to Us.  This option allows You to receive periodic income from Your policy’s net cash surrender value by simply filling out one form and allowing Us to process the necessary loans and partial withdrawals.  While this option is available at any time during the life of Your policy, it is best to delay distributions from Your life insurance policy for as long as possible.  Any distributions that You take from Your policy result in reductions to the policy proceeds payable at the time of the Insured’s death and cash value (policy fund) of the policy.  This automatic distribution option is mainly intended for distributions after Your surrender charge period has expired and is often used during retirement years.

When We receive the completed Automatic Distribution form in good order, We will begin processing partial withdrawals on the following monthly anniversary.  Such partial withdrawals will be taken from the net cash surrender value in the amount and frequency You selected until We have distributed an amount equal to all premiums paid.  Partial withdrawals processed under the automatic distribution option will not be subject to the $25 fee that We normally charge when there is more than one partial withdrawal in a policy year.  When the amount distributed equals the amount of all premiums paid, We will begin processing loans in the amount and frequency You selected for as long as the policy’s net cash surrender value will support these loans.

The automatic distributions will continue until You send Us, in good order, a written request to discontinue the distributions or until the policy’s net cash surrender value is insufficient to support additional withdrawals or loans.  There is not a separate charge for the automatic distribution option.  Any policy loans or partial withdrawals will result in a reduction to the policy proceeds from what would otherwise be payable to Your beneficiary at the Insured’s death and the policy’s policy fund.   There may be tax consequences in taking automatic distributions from Your policy if it is or becomes a modified endowment contract.  Please consult a tax advisor prior to beginning an automatic distribution program so that You are knowledgeable about the tax impact of any partial withdrawals and policy loans.

Policy Loans

Using only Your policy as security, You may borrow up to 92% of the cash surrender value (the policy fund less the surrender charge) minus any policy debt.  If You request an additional loan, then the outstanding loan and loan interest will be added to the additional loan amount and the original loan will be canceled.  Thus, You will only have one outstanding loan.

A loan taken from, or secured by, a policy may have federal income tax consequences.  See “Tax Effects” on page 56.

Interest Credited on Policy Loans. The portion of the General Account that is equal to the policy loan will be credited with interest at a rate of 3.0% per year.

Policy Loan Interest Charged. Currently, the annual interest rate We charge on standard loans is 4.50%.  We guarantee that the rate charged on standard loans will not exceed 8% per year.

Interest is due on each policy anniversary or if earlier, the date of loan repayment, policy lapse, surrender, policy termination, or the Insured’s death.  If You do not pay the interest when it is due, then it will be added to Your outstanding loan and allocated based on the deduction allocation percentages for Your policy fund.  This means We make an additional loan to pay the interest and will transfer amounts from the General Account or the investment divisions to make the loan.  If We cannot allocate the interest based on these percentages, then We will allocate it as described below.

After the 5th policy year, We guarantee that We will offer zero cost loans on the full loan value.  The annual interest rate charged on zero cost loans is guaranteed to be 3.0% (which is the same rate We guarantee to credit on zero cost loans).  We guarantee this rate unless a higher interest rate is required by the Internal Revenue Service.  If the Internal Revenue Service   requires a higher policy loan interest rate, We will charge the minimum interest rate allowed.  A zero cost loan may have tax consequences.  See “Tax Effects” on page 56.

You may request a loan in writing by submitting a proper and completed request form to Our Administrative Office.  You may also request a policy loan by faxing Us at Our Administrative Office at (605) 373-8557 or toll-free (877) 841-6709. Any requests sent to another number will not be considered received in Our Administrative Office.  You should tell Us how much of the loan You want taken from Your unloaned amount in the General Account or from the Separate Account investment divisions.  If You do not tell Us how to allocate Your loan, the loan will be allocated according to Your deduction allocation percentages as described under “How Policy Fund Charges Are Allocated” on page 53.  If the loan cannot be allocated this way, then We will allocate it in proportion to the unloaned amounts of Your policy fund in the General Account and each investment division.  We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division and transfer these amounts to the General Account.

Repaying The Loan. You may repay all or part of a policy loan while Your policy is inforce.  While You have a policy loan, We assume that any money You send Us is meant to repay the loan.  If You wish to have any of these payments serve as premium payments, then You must tell Us in writing.

You may choose how You want Us to allocate Your repayments.  If You do not give Us instructions, We will allocate Your repayments based on Your premium allocation percentages.

The Effects Of A Policy Loan On Your Policy Fund. A loan against Your policy will have a permanent effect on Your policy fund and benefits, even if the loan is repaid.  When You borrow on Your policy, We transfer Your loan amount into Our General Account where it earns a declared rate of interest.  You cannot invest that loan amount in any Separate Account investment divisions.  You may earn more or less on the loan amount, depending on the performance of the investment divisions and whether they are better or worse than the 3.0% annual interest We credit on the portion of the General Account securing the loan.  A policy loan will reduce the policy's ultimate death benefit and net cash surrender value.

Your Policy May Lapse. Your loan may affect the amount of time that Your policy remains inforce.  For example, Your policy may lapse because the loaned amount cannot be used to cover the monthly deductions that are taken from Your policy fund.  If these deductions are more than the net cash surrender value of Your policy, then the policy’s lapse provisions may apply.  Since the policy permits loans up to 92% of the cash surrender value (the policy fund less the surrender charge) minus any policy debt, loan repayments or additional premium payments may be required to keep the policy inforce, especially if You borrow the maximum.  We may withhold two months of anticipated policy costs from the total amount available for loan to help prevent your policy from immediately entering a grace period.

Withdrawing Money From Your Policy Fund

You may request a partial withdrawal of Your net cash surrender value in writing by submitting a proper and completed request form to Our Administrative Office. You may also request a partial withdrawal by faxing Us at Our Administrative Office at (605) 373-8557 or toll-free (877) 841-6709. Any requests sent to another number will not be considered received in Our Administrative Office.  If You make more than one partial withdrawal in a policy year, We will impose a partial withdrawal charge as explained in the paragraph entitled “Withdrawal Charges” listed below.  Partial withdrawals are subject to certain conditions.  They must:

•         be at least $200;

•         in the first policy year, total no more than 50% of the net cash surrender value (the limit is 90% of the net cash surrender value in subsequent policy years);

•         allow the death benefit to remain above the minimum for which We would issue the policy at that time; and

•         allow the policy to still qualify as life insurance under applicable tax law.

You may specify how much of the withdrawal You want taken from each investment division and Our General Account.  If You do not tell Us, then We will make the withdrawal as described in “Deductions and Charges – How Policy Fund Charges Are Allocated” on page 53.

Completed partial withdrawal requests received in good order at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed partial withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the partial withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

In general, We do not permit You to make a withdrawal on monies for which Your premium check has not cleared Your bank.

Withdrawal Charges. When You make a partial withdrawal more than once in a policy year, a charge of $25 will be deducted from Your policy fund.  If You do not give Us instructions for deducting the charge, then it will be deducted as described under “Deductions and Charges - How Policy Fund Charges Are Allocated” on page 53. This charge does not apply to withdrawals under the Automatic Distribution Option.

The Effects Of A Partial Withdrawal. A partial withdrawal reduces the amount in Your policy fund, the cash surrender value and generally the death benefit on a dollar-for-dollar basis.  However if, the death benefit is based on the corridor percentage multiple, then the death benefit reduction could be greater.  If You have elected death benefit option 1, then We will also reduce the face amount of Your policy so that there will be no change in the net amount at risk.  Both the withdrawal and any reductions will be effective as of the business day We receive Your request in good order at Our Administrative Office if it is received before 3:00 p.m. Central Time. If We receive Your request in good order at Our Administrative Office after 3:00 p.m. Central Time, then it will be effective on the following business day.

Depending on individual circumstances, a policy loan might be better than a partial withdrawal if You need temporary cash.  A withdrawal may have income tax consequences.  See “Tax Effects” on page 56.

Surrendering Your Policy

You may surrender Your policy for its net cash surrender value while the Insured person is living.  You do this by completing the proper request form and sending both the written request form and the policy to Our Administrative Office.  If You surrender Your policy or allow it to lapse during the surrender charge period, We will assess a surrender charge. The net cash surrender value equals the cash surrender value (Your policy fund minus any surrender charge) minus any policy debt.  The net cash surrender value may be very low, especially during the early policy years.   During the first 10 policy years after the date of issue or an increase in face amount, the cash surrender value is the policy fund minus the surrender charge.  After 10 years, the cash surrender value equals the policy fund.  We will compute the net cash surrender value as of the business day We receive Your request in good order and policy at Our Administrative Office.  All of Your insurance coverage will end on that date.

Completed surrender requests received in good order at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed surrender request in good order after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

A surrender may have income tax consequences.  See “Tax Effects” on page 56.

THE GENERAL ACCOUNT

You may allocate all or some of Your policy fund to the General Account.  The General Account pays interest at a declared rate.  We guarantee the principal after deductions.  The General Account supports Our insurance and annuity obligations.  Any amounts in the General Account are subject to Our financial strength and claims-paying ability and Our long-term ability to make such payments.  We issue other types of insurance policies as well, and We also pay Our obligations under those products from Our assets in the General Account.

Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940.  Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act.

You may accumulate amounts in the General Account by:

•         allocating net premium and loan payments,

•         transferring amounts from the investment divisions,

•         obtaining any policy loans, or

•         earning interest on amounts You already have in the General Account.

This amount is reduced by transfers, withdrawals and allocated deductions.

We pay interest on all Your amounts in the General Account.  The annual interest rates will never be less than 3.0%.  We may, at Our sole discretion, credit interest in excess of 3.0% per year.  You assume the risk that interest credited may not exceed 3.0% per year.  We may pay different rates on unloaned and loaned amounts in the General Account.  Interest compounds daily at an effective annual rate that equals the annual rate We declare.

You may request a transfer between the General Account and one or more of the investment divisions, within limits.  See “Transfers of Policy Fund” on page 42.

The General Account may not be available in all states.  Your state of issue will determine if the General Account is available on Your policy.  Please check Your policy form to see if the General Account is available on Your policy.

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

We deduct a premium charge, and in some cases a service charge from each premium upon receipt.  The rest of each premium (called the net premium) is placed in Your policy fund.

Since this charge is a percentage of paid premiums, the amount of the charge will vary with the amount of premium.

Premium Charge. We deduct a 5.0% premium charge from each premium payment.  We currently intend to eliminate this charge after the 15th policy year, but this is not guaranteed.  This charge partially reimburses Us for premium taxes We incur, and for the selling and distribution costs of this policy.  The percentage We estimate to be paid for premium taxes is an average of what We anticipate owing, and therefore, may exceed that actual rate imposed by Your state. This is a tax to Midland National so You cannot deduct it on Your income tax return.

Our selling and distribution costs include commissions and the costs of preparing sales literature and printing prospectuses.  (We also deduct a surrender charge if You surrender Your policy for its net cash surrender value or let Your policy lapse in the first 10 years.  See “Surrender Charge” on page 54.)

Civil Service Allotment Service Charge.  If You have chosen the Civil Service Allotment Mode, then We deduct $.46 (forty-six cents) from each premium payment. The $.46 covers the extra expenses We incur in processing bi-weekly premium payments.

Charges Against The Separate Account and General Account

Fees and charges assessed to the General Account and investment divisions reduce the amount in Your policy fund.

Tax Reserve. We reserve the right to charge for taxes or tax reserves, which may reduce the investment performance of the investment divisions.  Currently, no such charge is made.

Monthly Deductions From Your Policy Fund

At the beginning of each policy month (including the policy date), the following five deductions are taken from Your policy fund.

1.      Per Policy Expense Charge: This charge is $10.00 per month in all years. This charge helps to cover Our administrative costs such as premium billing and collections.

2.      Per Unit Expense Charge: This charge is currently assessed in policy years 1-10, and We intend to eliminate it in policy years 11+.  We guarantee to eliminate it in years 20+.  The per unit expense charge varies based on the insured’s sex, policy age and premium class and it is printed on the policy specifications page.  The per unit expense charge is based on the current face amount of insurance.  This charge helps to cover Our sales costs.

3.      Percent of Fund Value Charge – This charge is 0.067% per month of the total Policy Fund Value on a monthly basis in policy years 1-10, and 0.00% per month of the total Policy Fund Value in policy years 11+ (these roughly equate to annual rates of 0.80% and 0.00%, respectively).   This charge helps to cover Our administrative costs such as communicating with owners.

4.      Charges for Additional Benefits: Monthly deductions are made for the cost of certain additional benefits.  (There is no separate charge for benefits associated with the Protected Flexibility Rider.) With the exception of the Accelerated Benefit Riders – Terminal Illness and Chronic Illness, the charges for any additional benefits You select will be deducted on the policy rider date and each monthly anniversary thereafter.  See the “Fee Table” on page 8 and Additional Benefits starting on page 25.  We may change these charges, but Your policy contains tables showing the guaranteed maximum rates for all of these insurance costs.

5.      Cost of Insurance Deduction: The cost of insurance deduction is Our current monthly cost of insurance rate times the net amount at risk at the beginning of the policy month. The net amount at risk is the difference between Your death benefit and Your policy fund.  If the current death benefit for the month is increased due to the requirements of federal tax law, then Your net amount at risk for the month will also increase.  For this purpose, Your policy fund amount is determined before deduction of the cost of insurance deduction, but after all of the other deductions due on that date.  The amount of the cost of insurance deduction will vary from month to month with changes in the net amount at risk.  This charge is for the cost of insurance.  We may profit from this charge.

The cost of insurance rate is based on a number of factors, including, but not limited to, the sex, attained age, face amount of insurance, and rating class of the Insured person at the time of the charge.  (In Montana, there are no distinctions based on sex, and for guaranteed rates, there is no distinction for premium class.)  We place the Insured person that is a standard risk in the following rate classes: preferred plus non-tobacco, preferred non-tobacco, non-tobacco, preferred tobacco and tobacco.  The Insured person may also be placed in a rate class involving a higher mortality risk, known as a substandard class.  We may change the cost of insurance rates, but they will never be more than the guaranteed maximum rates set forth in Your policy.  The maximum charges are based on the charges specified in the 2001 sex-distinct, composite smoker, ALB, Commissioner’s Standard Ordinary Mortality Table.  The table below shows the current and guaranteed maximum monthly cost of insurance rates per $1,000 of amount at risk for a male, standard, non-tobacco, standard risk at various ages, with an initial face amount of insurance of $400,000, for the first policy year.

Illustrative Table of Monthly Cost of Insurance Rates

(Rounded) per $1,000 of Amount at Risk

Male Attained	Guaranteed Maximum	Current (Male Standard Non-Tobacco)
Age 25	Rate 0.09	Rate 0.05
35	0.10	0.04
45	0.23	0.07
55	0.54	0.13
65	1.48	0.29

For example, for a male standard non-tobacco, age 40 with a $400,000 face amount death benefit option 1 policy and an initial premium of $1,000, the first monthly deduction (taken on the date the policy is issued) is $68.58.  This example assumes the monthly expense charge of $10.00, the current unit per expense charge of $38.00, current percent of policy fund charge of $0.63, and the current cost of insurance deduction of $19.95.  The $19.95 is calculated by multiplying the current monthly cost of insurance rate per $1,000 ($0.05) times the amount at risk ($400,000 face less the initial cash value of $950.00, which is $1,000 of premium less the $50.00 for the premium charge).  This example assumes that there are no charges for riders or other additional benefits.  This charge generally increases as the Insured person gets older.  However, this charge is not deducted after the insured person reaches age 100.

The non-tobacco cost of insurance rates are lower than the preferred tobacco cost of insurance rates and the preferred tobacco rates are less than the tobacco rates.  To qualify, an Insured must be a standard risk and must meet additional requirements that relate to tobacco habits.  The reduced cost of insurance rates depends on such variables as the attained age and sex of the Insured.

The preferred plus non-tobacco cost of insurance rates are lower than the preferred non-tobacco cost of insurance rates, and the preferred non-tobacco rates are lower than the non-tobacco rates.  To qualify for the preferred plus and preferred non-tobacco class, the Insured person must be age 20 or over and meet certain underwriting requirements.

If the policy is purchased in connection with an employment-related insurance or benefit plan, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964.  In 1983, the United States Supreme Court held that under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

Changes in Monthly Deductions. Any changes in the cost of insurance, charges for additional benefits or expense charges will be by class of Insured and will be based on changes in future expectations of investment earnings, mortality, the length of time policies will remain in effect, expenses and taxes.

Transaction Charges

In addition to the deductions described above, We charge fees for certain policy transactions:

•         Partial Withdrawal of net cash surrender value.  You may make one partial withdrawal during each policy year without a charge. There is an administrative charge of $25 each time You make a partial withdrawal if more than one withdrawal is made during a year. This charge does not apply to withdrawals under the Automatic Distribution Option. This charge is to cover Our administrative expenses for processing the withdrawal.

•         Transfers.  Currently, We do not charge when You make transfers of policy fund among investment divisions or between the unloaned portion of the General Account and any investment division.  We reserve the right to assess a $25 charge for each transfer after the twelfth in a policy year.

How Policy Fund Charges Are Allocated

Generally, deductions from Your policy fund for monthly or partial withdrawal charges are made from the investment divisions and the unloaned portion of the General Account.  They are made in accordance with Your specified deduction allocation percentages unless You instruct Us otherwise.  Your deduction allocation percentages may be any whole number (from 0% to 100%) which add up to 100%.  You may change Your deduction allocation percentages by writing to Our Administrative Office.  Changes will be effective as of the date We receive them in good order.

If We cannot make a deduction in accordance with these percentages, then We will make deductions from any unloaned portion of the General Account and any amounts in investment divisions (in Your policy fund) on a pro rata basis.  If there is no unloaned portion of the General Account in Your policy fund, then We will make all deductions (on a pro rata basis) from amounts You have allocated to investment divisions.

Deductions for transfer charges are made equally between the investment divisions from which the transfer was made. For example, if the transfer is made from two investment divisions, then the transfer charge assessed to each of the investment divisions will be $12.50.

Loan Charge

Loan interest is charged in arrears on the outstanding loan.  Loan interest that is unpaid when due will be added to the outstanding loan on each policy anniversary (or, if earlier, on the date of loan repayment, policy lapse, surrender, policy termination, or the Insured’s death) and will bear interest at the same rate as the loan.  We currently charge an annual interest rate of 4.5% on loans.

After offsetting the 3.0% annual interest rate that We guarantee We will credit to the portion of Our General Account securing the loan against the maximum loan interest rate of 8.0%, the maximum guaranteed net cost of the loans is 5.0% annually in policy years 1-5.  However, the current net cost of the loans is 1.5% annually in policy years 1-5.  The current net cost of 1.5% for policy years 1-5 is derived by taking the 4.5% annual interest rate that We currently charge on loans and reducing it by the 3.0% annual interest rate We credit to the portion of the General Account securing the standard loan.  If You take a loan after the 5th policy year, We guarantee that the net cost of the loan will be 0%. See “Policy Loans” on page 47.

Surrender Charge

The surrender charge is the difference between the amount in Your policy fund and Your policy’s cash surrender value for the first 10 policy years after the date of issue or increase in face amount.  It is a contingent charge designed to partially recover Our expenses in distributing and issuing policies which are terminated by surrender in their early years (the premium charge is also designed to partially reimburse Us for these expenses).  It is a contingent load because You pay it only if You surrender Your policy (or let it lapse) during the first 10 policy years after the date of issue or increase in face amount.  The amount of the charge in a policy year is not necessarily related to Our actual sales expenses in that year. We anticipate that the premium charge and surrender charge will not fully cover Our sales expenses.  If sales expenses are not covered by the premium charge and surrender charge, We will cover them with other assets.  The net cash surrender value, the amount We pay You if You surrender Your policy for cash, equals the cash surrender value minus any policy debt.  The cash surrender value is the policy fund minus the surrender charge.  See “Surrendering Your Policy” on page 50.

The first-year surrender charge varies by the issue age, sex and class of the Insured at the time the policy is issued.  The maximum charge for Your policy per $1,000 of face amount is the first-year charge.  The first year charge, on a per $1,000 of face amount basis, gradually decreases over the 10 year surrender charge period and is $0.00 after the 10th policy year.

The following table provides some examples of the first-year surrender charge.  The maximum first-year surrender charge for all issue ages, sexes, and classes is $44.00 per $1,000.  The $44.00 per $1,000 of face amount surrender charge occurs for males issued at a tobacco class with issue ages at 63 or older.  Your policy will specify the actual surrender charge rate at issue, per $1,000 of face amount, for all durations in the 10 year surrender charge period.  The table below is only intended to give You an idea of the level of first-year surrender charge for a few sample issue ages, sexes and classes.

Table of First-Year Surrender Charges

Per $1,000 of Face Amount

Issue Age	Sex	Class	Surrender Charge Per $1,000 of Face Amount
40	Male	Non-Tobacco or Tobacco	$22.00
55	Female	Non-Tobacco or Tobacco	$31.00
65	Male	Non-Tobacco or Tobacco	$44.00

A face amount decrease will not reduce the surrender charge.  If the face amount is increased, the surrender charge will increase.  The surrender charge for the face amount increase will equal the surrender charge for a new policy with:

a)      The initial face amount set equal to the face amount increase

b)      The Insured’s policy age on the policy date equal to the policy age on the date of the face amount increase; and

c)      The premium class for the face amount increase

Suppose You bought Your policy at issue age 40 under a male standard non-tobacco class with a face amount of $400,000.  During the 8th policy year, You decided to increase Your face amount by $100,000 to obtain a total face amount of $500,000.  If the face amount increase was determined to be acceptable to Us under the non-tobacco class, the surrender charge for Your $100,000 of increase would be the same as a new policy with the following surrender charge criteria:

a)      face amount of $100,000

b)      a policy age of 47 (the increase was effective during the 8th policy year before the policy anniversary at which You attained age 48).

c)      a premium class of male non-tobacco

The original $400,000 of face amount would continue to fall under the surrender charge schedule established at the issue date of the policy, but the $100,000 of face amount increase would begin a new surrender charge schedule with the criteria stated in (a) through (c) above.  At the time a face amount increase becomes effective We will send You an endorsement to Your policy which states the surrender charge criteria and surrender charge amounts.

Portfolio Expenses

The value of the net assets of each investment division reflects the management fees and other expenses incurred by the corresponding portfolio in which the investment divisions invest.  Some portfolios also deduct 12b-1 fees from portfolio assets.  You pay these fees and expenses indirectly. Some portfolios may also impose liquidity and redemption fees (pursuant to SEC rules 2a-7 and 22c-2 under the Investment Company Act of 1040), which We would administer and deduct directly from Your policy fund. Any liquidity and redemption fee would be retained by or paid to the portfolio and not retained by Us. For further information, consult the portfolios’ prospectuses.

Tax Effects

INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations.  This discussion is not intended as tax advice.  Counsel or other competent tax advisors should be consulted for more complete information.  This discussion is based upon Our understanding of the present federal income tax laws.  No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited.  Nevertheless, We believe that a policy issued on a standard rate class basis should satisfy the applicable requirements.  There is less guidance, however, with respect to policies issued on a substandard basis and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if You pay the full amount of premiums under the policy.  If it is subsequently determined that a policy does not satisfy the applicable requirements, We may take appropriate steps to bring the policy into compliance with such requirements and We reserve the right to restrict policy transactions in order to do so.

In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets.  Although published guidance in this area does not address certain aspects of the policies, We believe that the owner of a policy should not be treated as the owner of the Separate Account assets.  We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Separate Account assets.

In addition, the Code requires that the investments of the Separate Account be “adequately diversified” in order for the policies to be treated as life insurance policies for federal income tax purposes.  It is intended that the Separate Account, through the funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

In General

We believe that the death benefit under a policy should be generally excludible from the gross income of the beneficiary.  Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.  A tax advisor should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in constructive receipt of the policy’s cash value until there is a distribution.  When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a “modified endowment contract.”

Modified Endowment Contracts (MEC)

Under the Internal Revenue Code, certain life insurance policies are classified as “Modified Endowment Contracts,” with less favorable tax treatment than other life insurance policies.  Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a MEC.  In general a policy will be classified as a MEC if the amount of premiums paid into the policy causes the policy to fail the “7-pay test.”  A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.  A policy received in a tax free exchange for a life insurance policy that was a MEC will also be classified as a MEC.

If there is a reduction in the benefits under the policy during the first seven years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced face amount.  If there is a “material change” in the policy’s benefits or other terms, the policy may have to be retested as if it were a newly issued policy.  A material change may occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium.  Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years.  To prevent Your policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits.  A current or prospective policy owner should consult a tax advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.

Distributions Other Than Death Benefits from Modified Endowment Contracts

Policies classified as modified endowment contracts are subject to the following tax rules:

(1)        All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner’s investment in the policy only after all gain has been distributed.

(2)        Loans taken from or secured by a policy classified as a modified endowment contract are treated as distributions and taxed accordingly.

(3)        A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59½ or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary or designated beneficiary.

If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract.  In addition, distributions from a policy within two years before it becomes a modified endowment contract may be taxed in this manner.  This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner’s investment in the policy and only after the recovery of all investment in the policy as taxable income.  However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a modified endowment contract are generally not treated as distributions.  However, the tax consequences associated with zero cost loans are less clear and a tax advisor should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a modified endowment contract are subject to the 10 percent additional income tax.

Investment in the Policy

Your investment in the policy is generally Your aggregate premiums.  When a distribution is taken from the policy, Your investment in the policy is reduced by the amount of the distribution that is tax-free.

Policy Loans and the Overloan Protection Benefit

In general, interest on a policy loan will not be deductible.  If a policy loan is outstanding when a policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly.  Before taking out a policy loan, You should consult a tax advisor as to the tax consequences. There is uncertainty regarding the tax treatment of loans where the policy has not lapsed due to operation of a lapse protection feature, including the Protected Flexibility Rider.  Anyone contemplating the purchase of the policy with the Protected Flexibility Rider should be aware that the tax consequences of the Protected Flexibility Rider have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when the Protected Flexibility Rider causes the policy to be converted into a fixed policy.  You should consult with and rely on a tax advisor as to the tax risks associated with the Protected Flexibility Rider.

Treatment of the Overloan Protection Benefit

This policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse.  The aim of this strategy is to continue borrowing from the policy until its policy fund is just enough to pay off the policy loans that have been taken out and then relying on the Overloan Protection Benefit to keep the policy in force until the death of the insured.  Anyone contemplating taking advantage of this strategy should be aware that it involves several risks.  First, if the Overloan Protection Benefit provided is lower than the policy’s original death benefit the policy might fail to qualify as a life insurance contract under the Internal Revenue Code or might become a MEC either of which could result in a significant tax liability attributable to the balance of any policy debt.  Second, this strategy will fail to achieve its goal if the policy is a MEC or becomes a MEC after the periodic borrowing begins.  Third, this strategy has not been ruled on by the Internal Revenue Service (the “IRS”) or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this policy may be treated as taxable distributions when the rider causes the policy to be converted to a fixed policy.  In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise.  Finally, there is a significant risk that poor investment performance, together with ongoing deductions for insurance charges, will lead to a substantial decline in the policy’s cash value that could result in the policy being treated for tax purposes as having lapsed.  In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise when the lapse is deemed to have occurred.  Anyone considering using the policy as a source of tax-free income by taking out policy loans should consult with and rely on a competent tax advisor, before purchasing the policy, about the tax risks inherent in such a strategy.

Withholding

To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient’s federal income tax liability.  Recipients can generally elect however, not to have tax withheld from distributions.

Life Insurance Purchases by Residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents.  Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies.  In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence.  Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

Multiple Policies

All modified endowment contracts that are issued by Us (or Our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner’s income when a taxable distribution occurs.

Continuation of Policy Beyond Age 121

The tax consequences of continuing the policy beyond the Insured’s 121st year are unclear.  You should consult a tax advisor if You intend to keep the policy inforce beyond the Insured’s 121st year.

Section 1035 Exchanges

Generally, there are no tax consequences when You exchange one life insurance policy for another, so long as the same person is being insured (a change of the insured is a taxable event).  Paying additional premiums under the new policy may cause it to be treated as a modified endowment contract.  The new policy may also lose any “grandfathering” privilege, where You would be exempt from certain legislative or regulatory changes made after Your original policy was issued, if You exchange Your policy.  You should consult with a tax advisor if You are considering exchanging any life insurance policy.

Accelerated Benefit Rider—Terminal Illness

We believe that payments received under the Accelerated Benefit Rider—Terminal Illness should be fully excludable from the gross income of the recipient if the recipient is the Insured under the policy (except in certain business contexts) and the insured person's life expectancy is 24 months or less.  However, tax consequences associated with reducing Your death benefit after We pay an accelerated benefit under this rider are uncertain.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting payment under this rider.

Accelerated Benefit Rider—Chronic Illness

The tax consequences associated with receiving an accelerated benefit payment under the Accelerated Benefit Rider—Chronic Illness are unclear.  It is possible that such distribution may be treated as taxable withdrawals.  Moreover, the tax consequences associated with reducing the death benefit after We pay an accelerated death benefit are also unclear.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

Business Uses of Policy

Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others.  The tax consequences of such plans may vary depending on the particular facts and circumstances.  If You are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, You should consult a qualified tax advisor.

Employer-Owned Life Insurance Policies

Pursuant to section 101(j) of the Code, unless certain eligibility, notice and consent requirements are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance policy will generally be limited to the premiums paid for such policy (although certain exceptions may apply in specific circumstances).  An employer-owned life insurance policy is a life insurance policy owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such policy.  It is the employer’s responsibility to verify the eligibility of the intended Insured under employer-owned life insurance policies and to provide the notices and obtain the consents required by section 101(j).  These requirements generally apply to employer-owned life insurance policies issued or materially modified after August 17, 2006.  A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance policy.

Non-Individual Owners and Business Beneficiaries of Policies

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity’s interest deduction under Code Section 264, even where such entity’s indebtedness is in no way connected to the policy.  In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules.  Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

Split-Dollar Arrangements

The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements.  Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.

The Sarbanes-Oxley Act of 2002 prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the purchase of a new policy in connection with a split-dollar life insurance arrangement should consult legal counsel.

Tax Shelter Regulations

Prospective owners that are corporations should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.

Alternative Minimum Tax

There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

Estate, Gift, and Generation-Skipping Transfer Tax Considerations

The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer (“GST”) taxes.  For example, when the insured dies, the death proceeds will generally be includable in the owner’s estate for purposes of federal estate tax if the insured owned the policy.  If the owner was not the insured, the fair market value of the policy would be included in the owner’s estate upon the owner’s death.  The policy would not be includable in the insured’s estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner.  Regulations issued under the Code may require Us to deduct the tax from Your policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisors should be consulted concerning the estate and gift tax consequences of policy ownership and distributions under federal, state and local law.  The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

For 2017, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,490,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Medicare Tax on Investment Income

Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.)  Please consult a tax advisor for more information.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise.  Consult a tax advisor with respect to legislative developments and their effect on the policy.

Our Income Taxes

Under current federal income tax law, We are not taxed on the Separate Account’s operations.  Thus, currently We do not deduct a charge from the Separate Account for federal income taxes.   We reserve the right to charge the Separate Account for any future federal income taxes We may incur.

Under current laws in several states, We may incur state and local taxes (in addition to premium taxes).  These taxes are not now significant and We are not currently charging for them.  If they increase, We may deduct charges for such taxes.

ADDITIONAL INFORMATION ABOUT THE POLICIES

Your Right To Examine This Policy

For a limited period of time, as specified in Your policy, You have the right to examine the policy.  If for any reason You are not satisfied with it, then You may cancel the policy.  You cancel the policy by sending it to Our Administrative Office along with a written cancellation request.  Generally, Your cancellation request must be postmarked by the latest of the following dates:

•         10 days after You receive Your policy,

•         10 days after We mail You a written notice telling You about Your rights to cancel (Notice of Withdrawal Right), or

•         45 days after You sign Part 1 of the policy application.

If state law requires a longer right to examine period, it will be noted on the cover page of Your policy.

In all cases, We allocate Your premiums according to Your instructions on the policy’s record date. Generally, if You cancel Your policy during the right to examine period, then We will return all of the charges deducted from Your paid premiums and policy fund, plus the policy fund.  The policy fund will reflect both the positive and negative investment performance of the investment divisions chosen by You in the policy application. Where required by state law, We will refund the sum of all premiums paid.

Insurance coverage ends when You send Your request.

Your Policy Can Lapse

Your Premier Variable Universal Life III insurance coverage continues as long as the net cash surrender value of Your policy is enough to pay the monthly deductions that are taken out of Your policy fund.  During the no lapse guarantee period, coverage continues if Your paid premiums (less loans and withdrawals) equal or exceed the schedule of required no lapse guarantee premiums.  If neither of these conditions is true at the beginning of any policy month, We will send written notification to You and any assignees on Our records that a 61-day grace period has begun and that a specified amount of current premium is due.

If We receive payment of that amount before the end of the grace period, then We will use that amount to pay the overdue deductions.  We will put any remaining balance in Your policy fund and allocate it in the same manner as Your previous premium payments.

If We do not receive payment within 61 days, then Your policy will lapse without value.  We will withdraw any amount left in Your policy fund.  We will apply this amount to the deductions owed to Us, including any applicable surrender charge.  We will inform You and any assignee that Your policy has ended without value.

If the Insured person dies during the grace period, We will pay the insurance benefits to the beneficiary, minus any loan, loan interest, and overdue deductions.

You May Reinstate Your Policy

You may reinstate the policy within 5 years after lapse.  To reinstate the policy, You must:

•         fully complete an application for reinstatement,

•         provide satisfactory evidence of insurability for the person or persons to be Insured,

•         pay enough premium to cover all overdue monthly deductions or minimum premium depending on the duration of the policy and the no lapse guarantee period, plus payment of premium that is enough to keep this Policy in effect for 2 months following reinstatement;

•         increase the policy fund so that the policy fund minus any policy debt equals or exceeds the surrender charges, and

•         pay or restore any policy debt.

The effective date of the reinstatement will be the beginning of the policy month that coincides with or follows the date that We approve Your reinstatement application.  Previous loans will be reinstated.

You may not reinstate a policy once it is surrendered.

Policy Periods And Anniversaries

We measure policy years, policy months, and policy anniversaries from the policy date shown on Your Schedule of Benefits page.  Each policy month begins on the same day in each calendar month.  The calendar days of 29, 30, and 31 are not used.  Our right to challenge a policy and the suicide exclusion are measured from the policy date.  See “Limits On Our Right To Challenge The Policy” on page 65.

Maturity Date

The maturity date is the first policy anniversary after the Insured’s 120th birthday.  If the Insured is still alive on that date then the policy and any riders and supplemental benefits attached to the policy that are then in effect end and the maturity benefit is paid.

If the Insured survives to the maturity date and You would like to continue the policy, We will extend the maturity date as long as this policy still qualifies as life insurance according to the Internal Revenue Service and Your state.

In order to extend the maturity date, all of the following conditions must be satisfied:

(a)     The policy cannot be in the grace period;

(b)     All of the policy fund must be transferred to either the General Account or the Fidelity VIP Government Money Market investment division; and

(c)     Death Benefit option 1 must be elected.

If the maturity date is extended, the policy may not qualify as life insurance and there may be tax consequences.  A tax advisor should be consulted before You elect to extend the maturity date. See “Tax Effects” on page 56. In order to continue the policy beyond the original maturity date, We require that the death benefit not exceed the policy fund on the original maturity date.

We Own The Assets Of Our Separate Account

We own the assets of Our Separate Account and use them to support Your policy and other variable life policies.  We may permit charges owed to Us to stay in the Separate Account.  Thus, We may also participate proportionately in the Separate Account.  These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account.  The assets in the Separate Account generally are not chargeable with liabilities arising out of any other business We conduct.  Your policy fund values and the assets supporting them in the Separate Account are protected from and against any claims arising out of Our other businesses not involving the Separate Account.  Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

Changing the Separate Account

We have the right to modify how We operate Our Separate Account.  We have the right to:

•         add investment divisions to, or remove investment divisions from, Our Separate Account;

•         combine two or more investment divisions within Our Separate Account;

•         withdraw assets relating to the policy from one investment division and put them into another;

•         eliminate the shares of a portfolio and substitute shares of another portfolio of the funds or another open-end investment company.  This may happen if the shares of the portfolio are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the purposes of the Separate Account A;

•         register or end the registration of Our Separate Account under the 1940 Act;

•         operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of interested parties of Midland National);

•         disregard instructions from policy owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory policy.  (We would do so only if required by state insurance regulatory authorities or otherwise pursuant to insurance law or regulation); and

•         operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments.  In choosing these investments, We will rely on Our own judgment or that of an outside adviser for advice.  In addition, We may disapprove of any change in investment advisors or in investment policies unless a law or regulation provides differently.

If automatic allocations (such as premiums automatically deducted from Your paycheck or bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment division that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment division will be allocated to the Fidelity VIP Government Money Market investment division until You tell Us otherwise.

Limits On Our Right To Challenge The Policy

We can challenge the validity of Your insurance policy (based on material misstatements in the application) if it appears that the Insured person is not actually covered by the policy under Our rules.  There are limits on how and when We can challenge the policy:

•         We cannot challenge the policy after it has been in effect, during the Insured person’s lifetime, for two years from the date the policy was issued or reinstated.  (Some states may require Us to measure this in some other way.)

•         We cannot challenge any policy change that requires evidence of insurability (such as an increase in face amount) after the change has been in effect for two years during the Insured’s lifetime.

•         We can challenge at any time (and require proof of continuing disability) an additional benefit that provides benefits to the Insured person in the event that the Insured person becomes totally disabled.

•         If the Insured person dies during the time that We may challenge the validity of the policy, then We may delay payment until We decide whether to challenge the policy.

•         If the Insured person’s age or sex is misstated on any application, then the death benefit and any additional benefits will be changed.  They will be those which would be purchased by the most recent deduction for the cost of insurance and the cost of any additional benefits at the Insured person’s correct age and sex.

•         If the Insured person commits suicide within two years after the date on which the policy was issued, then the death benefit will be limited to the total of all paid premiums minus  the policy debt, minus any partial withdrawals of net cash surrender value.  If the Insured person commits suicide within two years after the effective date of Your requested face amount increase, then We will pay the face amount which was in effect before the increase, plus the monthly cost of insurance deductions for the increase (Some states require Us to measure this time by some other date).

YOUR PAYMENT OPTIONS

You may choose for policy benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum payment.  Payments under these options are not affected by the investment performance of any investment division.  Instead, interest accrues pursuant to the option chosen.  If You do not arrange for a specific form of payment before the Insured person dies, then the beneficiary will have this choice.  However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary cannot change Your choice.  Payment options will also be subject to Our rules at the time of selection.

Lump Sum Payments

When a death benefit is paid in a lump sum the beneficiary has two options available to them.  The first option is payment in a lump sum by check or by electronic funds transfer in the amount of the death benefit proceeds.  The other option is payment of the death benefit by establishing an interest bearing draft account, called the "Midland National Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary a draft account book and the beneficiary will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland National Access Account. Any interest credited to amounts in the Midland National Access Account is taxable as income to the beneficiary in the year in which it is credited. The Midland National Access Account is not available in all jurisdictions.

The Midland National Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of Our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland National Access Account.

YOUR BENEFICIARY

You name Your beneficiary in Your policy application.  The beneficiary is entitled to the death benefits of the policy.  You may change the beneficiary during the Insured’s lifetime by writing to Our Administrative Office.  If no beneficiary is living when the Insured dies, We will pay the death benefit to the owner or the owner’s estate.

ASSIGNING YOUR POLICY

You may assign Your rights to this policy.  You must send a copy of the assignment to Our Administrative Office.  We are not responsible for the validity of the assignment or for any payment We make or any action We take before We receive notice of the assignment.  An absolute assignment is a change in ownership.  There may be tax consequences.

The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis.

This policy, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This policy may not be traded on any stock exchange or secondary market.  By purchasing this policy, You represent and warrant that You are not purchasing or intending to use this policy, or any of its riders, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

WHEN WE PAY PROCEEDS FROM THIS POLICY

We will generally pay any death benefits, net cash surrender value, or loan proceeds within seven days after receiving the required form(s) in good order at Our Administrative Office.  Death benefits are determined as of the date of the Insured person’s death and will not be affected by subsequent changes in the accumulation unit values of the investment divisions.  We pay interest from the date of death to the date of payment.

We may delay payment and transfers for one or more of the following reasons:

(1)         We are investigating the claim, contesting the policy, determining that the beneficiary is qualified to receive the proceeds (e.g., is not a minor or responsible for causing the death), or resolving other issues that must be determined before payment (e.g., conflicting claims to the proceeds).

(2)         We cannot determine the amount of the payment because the New York Stock Exchange is closed, the SEC has restricted trading in securities, or an emergency exists or disposal of the investment division’s securities or determination of the net asset value of the investment division’s securities is not reasonably practicable.

(3)         The SEC permits Us to delay payment to protect Our policy owners.

If, pursuant to SEC rules, the Fidelity VIP Government Money Market Fund or any other fund suspends payment of redemption proceeds, then We will delay payment of any transfer (including a transfer under a DCA program), partial withdrawal, surrender, loan, or death benefit from the corresponding investment division until the suspension of redemptions is lifted or the fund is liquidated, as applicable.

We may also delay any payment until Your premium checks have cleared Your bank.  We may defer payment of any loan amount, withdrawal, or surrender from the General Account for up to six months after We receive Your request.  We will not defer payment if it is used to pay premiums on policies with Us.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or “freeze” or block Your policy fund.  If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, loans, surrenders, or death benefits, make transfers, or continue making payments under Your payment option.  If a policy fund were frozen, the policy fund would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.  We may also be required to provide information about You and Your policy to government agencies and departments.

Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of 3 to 5 years from the policy’s maturity date or date the death benefit is due and payable.  For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Our books and records, or to Our state of domicile.  This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if Your beneficiary steps forward to claim the death benefit with the proper documentation.  To prevent such escheatment, it is important that You update your beneficiary designations, including full names and complete addresses, if and as they change.  Such updates should be communicated in writing, by telephone, or other approved electronic means at Our Administrative Office.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud or theft, We may verify any changes in address You request by sending a confirmation of the change of address to Your old address.

YOUR VOTING RIGHTS AS AN OWNER

We invest the assets of Our Separate Account divisions in shares of the funds’ portfolios.  Midland National is the legal owner of the shares and has the right to vote on certain matters.  Among other things, We may vote:

•         to elect the funds’ Boards of Directors,

•         to ratify the selection of independent auditors for the funds, and

•         on any other matters described in the funds’ current prospectuses or requiring a vote by shareholders under the 1940 Act.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your policy.  We will vote at shareholder meetings according to Your instructions.

The funds will determine how often shareholder meetings are held.  As We receive notice of these meetings, We will ask for Your voting instructions.  The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all policy owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio.  We will also vote any fund shares that We alone are entitled to vote in the same proportions that policy owners vote.  The effect of this proportional voting is that a small number of policy owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right or to restrict policy owner voting, then We may do so.

You may participate in voting only on matters concerning the fund portfolios in which Your policy fund has been invested.  We determine Your voting shares in each division by dividing the amount of Your policy fund allocated to that division by the net asset value of one share of the corresponding fund portfolio.  This is determined as of the record date set by the funds’ Boards for the shareholders meeting.  We count fractional shares.

If You have a voting interest, We will provide You proxy material and a form for giving Us voting instructions.  In certain cases, We may disregard instructions relating to changes in the funds’ adviser or the investment policies of its portfolios.  We will advise You if We do.

Other insurance companies own shares in the funds to support their variable insurance products.  We do not foresee any disadvantage to this.  Nevertheless, the funds’ Boards of Directors will monitor events to identify conflicts that may arise and determine appropriate action.  If We disagree with any fund action, then We will see that appropriate action is taken to protect Our policy owners.

DISTRIBUTION OF THE POLICIES

We have entered into a distribution agreement with Our affiliate, Sammons Financial Network, LLC. (“Sammons Financial Network”) for the distribution and sale of the policies.  Sammons Financial Network is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network enters into written sales agreements with other broker-dealers (“selling firms”) for the sale of the policies.  We pay commissions to Sammons Financial Network for sales of the Policies as well as by selling firms.

Sales commissions may vary, but the maximum commission payable for policy sales is 85% of premiums during policy year 1, 1% during policy years 2-15, and 0% following policy year 15.  We may also pay additional commissions calculated as a percentage of Your policy fund value at specified times (e.g., at the end of the fifth policy year).  Further, for each premium received following an increase in base face amount, a commission on that premium will be paid up to the target premium for the increase in each year.  The commission for the increase in face amount will be calculated using the commission rates for the corresponding policy year.  We pay commissions for policies sold to policy owners in the substandard risk underwriting class and for rider premiums based on Our rules at the time of payment.  We may also pay additional amounts and reimburse additional expenses of Sammons Financial Network based on various factors.

We also pay for some of Sammons Financial Network’s expenses, including the following sales expenses: registered representative training allowances; compensation and bonuses for the Sammons Financial Network’s management team; advertising expenses; and all other expenses of distributing the policies.

Non-cash items that We and Sammons Financial Network may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another.  In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to You.  You may wish to take such payments into account when considering and evaluating any recommendations relating to the policy.  Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a policy.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the policy: (a) deductions from Your premiums; (b) the surrender charge; (c) the percent of fund value charge; (d) the cost of insurance deduction; (e) payments, if any, received from the funds or their managers; and (f) investment earnings on amounts allocated under policies to the General Account.  Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

The Statement of Additional Information (SAI) can provide You with more detailed information about distribution expenses, commissions, and compensation than is contained in this prospectus.  A free copy of the SAI can be obtained by calling (800) 272-1642 or by contacting Your registered representative.

CYBERSECURITY

We rely heavily on interconnected computer systems and digital data to conduct our variable products business activities.  Because Our variable product business is highly dependent upon the effective operation of Our computer systems and those of Our business partners, Our business is potentially vulnerable to disruption from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyberattacks.  These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption, and unauthorized release of confidential customer information.  Such systems failures and cyberattacks affecting Us, Sammons Financial Network, LLC, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect Us and Your policy.  For instance, cyberattacks may: interfere with Our processing of policy transactions, including the processing of internet transactions or transactions with the underlying funds; impact Our ability to calculate accumulation unit values; cause the release and possible destruction of confidential customer or business information; impede order processing; subject Us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage.  Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying Your policy to lose value.  There can be no assurance that We or the underlying funds or Our service providers will avoid losses affecting Your policy due to cyberattacks or information security breaches in the future.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits.  In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made.  Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Separate Account, on the ability of Sammons Financial Network, LLC to perform under its distribution agreement, or on the ability of the Company to meet its obligations under the policy.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account are contained in the Statement of Additional Information.  Our financial statements should be distinguished from the Separate Account’s financial statements and You should consider Our financial statements only as bearing upon Our ability to meet Our obligations under the policies.  For a free copy of these financial statements and/or the Statement of Additional Information, please call or write to Us at Our Administrative Office.

Illustrations

Following are a series of tables that illustrate how the policy funds, cash surrender values, and death benefits of a hypothetical policy change with the investment performance of the funds.  The tables show how the policy funds, cash surrender values, and death benefits of the hypothetical policy issued to a representative Insured of a given age and given premium would vary over time if the return on the assets held in each portfolio of the funds were a constant gross after tax annual rate of 0%, 6%, or 12%. All values labeled as current reflect the current level of product charges that are being assessed at the date of this prospectus, and the values labeled as guaranteed reflect the maximum level of product charges that can ever be assessed for the sample policy shown. Both current and guaranteed values use the arithmetic average of the fund manager expenses.

The tables starting on page 73 illustrate a hypothetical policy issued to a male, age 40, under a standard non-tobacco underwriting risk classification.  The payment amount used in the table represents the typical premium payment We expect a representative policy owner to make. We expect that the hypothetical policy owner will buy a policy with an initial face amount of $400,000 and make monthly payments of $350.00 on each monthly anniversary. The policy funds, cash surrender values, and death benefits would be different from those shown if the returns averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years.

The amount by which the policy fund exceeds the cash surrender value during the surrender charge period is equal to the surrender charge.  For policy years eleven and after, the policy fund and cash surrender value are equal, since the surrender charge has reduced to zero.

Zero values in the death benefit column of the illustration indicate the policy would lapse under the stated assumptions unless additional premium payments are made.

The second column shows the accumulation value of the premiums paid at the stated interest rate.  The third and sixth columns illustrate the policy funds and the fourth and seventh columns illustrate the cash surrender values of the policy over the designated period.  The policy funds shown in the third column and the cash surrender values shown in the fourth column assume the monthly deduction for the cost of insurance is based upon the current cost of insurance rates.  The policy funds shown in the sixth column and the cash surrender values shown in the seventh column assume the monthly deduction for cost of insurance is based upon the cost of insurance rates that We guarantee.  The maximum monthly deduction for cost of insurance rates allowable under the policy is based on the 2001 sex-distinct, smoker composite, ALB Commissioner’s Standard ordinary Mortality Table.  The fifth and eighth columns illustrate the death benefit of the policy over the designated period.  The illustrations of the death benefits reflect the same assumptions as the policy fund and cash surrender values.  The amounts shown for the death benefit, policy funds, and cash surrender values reflect the fact that the net investment return of the divisions of Our Separate Account is lower than the gross, after-tax return on the assets in the funds, as a result of expenses paid by the funds and charges levied against the divisions of Our Separate Account.  The illustrations also reflect the 5.0% premium load (for the first 15 years on a current basis) deducted from each premium, the current per unit expense charge of  $38.00 per month deducted in years 1-20 on a guaranteed basis (years 1-10 on a current basis), the percent of policy fund charge of 0.80% per month in years 1-10 and 0.00% per month in years 11+, and the $10.00 per month expense charge as well as current and guaranteed cost of insurance deductions.

The policy funds shown assume the deductions of the portfolios’ daily investment advisory fees and operating expenses equivalent to an annual rate of 0.76% of the aggregate average daily net assets of the Portfolios of the funds (the average rate of the Portfolios for the period ending December 31, 2016) for each investment division. We have assumed that the values are allocated across all investment divisions equally.  Voluntary waivers and reimbursements of portfolio expenses are not reflected in the illustrated tables. The actual fees and expenses associated with the funds may be more or less than 0.76% and will depend on how allocations are made to each investment division.  After reductions for the average portfolio expenses, the assumed gross investment rates of 0%, 6%, and 12% correspond to approximate net annual rates -0.76%, 5.24%, and 11.24%, respectively.

The approximate net annual portfolio expense rates do not include the percent of fund value charge, premium charges, cost of insurance deductions, surrender charges, percent of policy fund charges, expense charges nor any charges for additional benefits.

The hypothetical values shown in the tables do not reflect any charges for federal income taxes against Separate Account A since Midland National is not currently making such charges.  However, if, in the future, such charges are made, the gross annual investment rate of return would have to exceed the stated investment rates by a sufficient amount to cover the tax charges in order to produce the policy funds, cash surrenders values, and death benefits illustrated.

The tables illustrate the policy funds that would result based on hypothetical investment rates of return if premiums are paid in full at the beginning of each year and if no policy loans have been made.  The values would vary from those shown if the assumed annual premium payments were paid in installments during a year.  The values would also vary if the policy owner varied the amount or frequency of premium payments.  The tables also assume that the policy owner has not requested an increase or decrease in face amount, that no withdrawals have been made and no withdrawal charges imposed, that no policy loans have been taken, and that no transfers have been made and no transfer charges imposed.

The hypothetical investment rates of return are provided only to illustrate the mechanics of a hypothetical policy and do not represent past or future investment rates of return.  Actual rates of return for a particular policy may be more or less than the hypothetical rates of return.  The actual return on Your policy fund will depend on many factors - some of which are the amounts You allocate to particular investment divisions, the amounts deducted for the policy’s monthly deductions, the portfolio’s fees and expenses, and Your loan and withdrawal history - in addition to the actual investment performance of the portfolios.

Depending on the timing and degree of fluctuation in actual investment returns and the actual investment returns, the actual policy fund could be substantially less than those shown, and may, under circumstances, result in the lapse of the policy unless You make more than the stated premium payment.

Personalized illustrations of death benefits, cash surrender values, and policy funds are available upon request; the cost of insurance and other charges may differ significantly from the values in the hypothetical shown in the tables below.  You can obtain a personalized illustration or make other policy inquiries by contacting Our Administrative Office at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Phone: (800) 272-1642 (toll-free)

Fax: (605) 373-8557 or toll-free (877) 841-6709

MIDLAND NATIONAL LIFE INSURANCE COMPANY

Premier Variable Universal Life III
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                      ASSUMED HYPOTHETICAL GROSS

MALE STANDARD NON-TOBACCO ISSUE AGE 40                   MONTHLY RATE OF RETURN: 0%

$400,000 INITIAL FACE AMOUNT                             ASSUMED MONTHLY PREMIUM (1): $350.00

Assuming Current Costs

Assuming Guaranteed Costs

End of Year	Premiums Accumulated at 5% Interest Per Year	Policy Fund	Cash Surrender Value	Death Benefit	Policy Fund	Cash Surrender Value	Death Benefit
1	4,313	3,147	0	400,000	2,720	0	400,000
2	8,841	6,154	0	400,000	5,309	0	400,000
3	13,596	9,023	223	400,000	7,815	0	400,000
4	18,589	11,803	3,003	400,000	10,194	1,394	400,000
5	23,832	14,498	5,698	400,000	12,449	3,649	400,000
6	29,336	17,109	8,309	400,000	14,583	5,783	400,000
7	35,116	19,683	12,643	400,000	16,597	9,557	400,000
8	41,184	22,130	16,850	400,000	18,495	13,215	400,000
9	47,556	24,454	20,934	400,000	20,279	16,759	400,000
10	54,247	26,656	24,896	400,000	21,996	20,236	400,000
15	93,066	39,938	39,938	400,000	29,066	29,066	400,000
20	142,610	52,842	52,842	400,000	30,265	30,265	400,000
25	205,842	61,812	61,812	400,000	24,056	24,056	400,000
30	286,544	65,193	65,193	400,000	1,847	1,847	400,000
35	389,543	61,194	61,194	400,000	0	0	0
40	520,998	43,213	43,213	400,000	0	0	0
45	688,771	0	0	0	0	0	0
50	902,897	0	0	0	0	0	0
55	1,176,183	0	0	0	0	0	0
60	1,524,972	0	0	0	0	0	0
65	1,970,125	0	0	0	0	0	0

1.       ASSUMES A $350.00 PREMIUM IS PAID AT THE BEGINNING OF EACH MONTHLY ANNIVERSARY. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.

2.       ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATES SHOWN OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES DURING INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

Premier Variable Universal Life III
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                      ASSUMED HYPOTHETICAL GROSS

MALE STANDARD NON-TOBACCO ISSUE AGE 40                     ANNUAL RATE OF RETURN: 6%

$400,000 INITIAL FACE AMOUNT                             ASSUMED MONTHLY PREMIUM (1): $350.00

Assuming Current Costs

Assuming Guaranteed Costs

End of Year	Premiums Accumulated at 5% Interest Per Year	Policy Fund	Cash Surrender Value	Death Benefit	Policy Fund	Cash Surrender Value	Death Benefit
1	4,313	3,249	0	400,000	2,808	0	400,000
2	8,841	6,547	0	400,000	5,648	0	400,000
3	13,596	9,896	1,096	400,000	8,570	0	400,000
4	18,589	13,348	4,548	400,000	11,531	2,731	400,000
5	23,832	16,909	8,109	400,000	14,534	5,734	400,000
6	29,336	20,585	11,785	400,000	17,583	8,783	400,000
7	35,116	24,428	17,388	400,000	20,680	13,640	400,000
8	41,184	28,354	23,074	400,000	23,831	18,551	400,000
9	47,556	32,368	28,848	400,000	27,039	23,519	400,000
10	54,247	36,477	34,717	400,000	30,353	28,593	400,000
15	93,066	63,985	63,985	400,000	48,861	48,861	400,000
20	142,610	100,043	100,043	400,000	67,180	67,180	400,000
25	205,842	143,965	143,965	400,000	84,795	84,795	400,000
30	286,544	197,862	197,862	400,000	94,346	94,346	400,000
35	389,543	266,270	266,270	400,000	85,336	85,336	400,000
40	520,998	356,394	356,394	400,000	25,401	25,401	400,000
45	688,771	478,730	478,730	502,667	0	0	0
50	902,897	632,136	632,136	663,743	0	0	0
55	1,176,183	828,079	828,079	836,361	0	0	0
60	1,524,972	1,092,289	1,092,289	1,092,289	0	0	0
65	1,970,125	1,410,075	1,410,075	1,410,075	0	0	0

1.       ASSUMES A $350.00 PREMIUM IS PAID AT THE BEGINNING OF EACH MONTHLY ANNIVERSARY. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.

2.       ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATES SHOWN OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES DURING INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

Premier Variable Universal Life III
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                      ASSUMED HYPOTHETICAL GROSS

MALE STANDARD NON-TOBACCO ISSUE AGE 40                    ANNUAL RATE OF RETURN: 12%

$400,000 INITIAL FACE AMOUNT                             ASSUMED MONTHLY PREMIUM (1): $350.00

Assuming Current Costs

Assuming Guaranteed Costs

End of Year	Premiums Accumulated at 5% Interest Per Year	Policy Fund	Cash Surrender Value	Death Benefit	Policy Fund	Cash Surrender Value	Death Benefit
1	4,313	3,349	0	400,000	2,895	0	400,000
2	8,841	6,948	0	400,000	5,995	0	400,000
3	13,596	10,823	2,023	400,000	9,373	573	400,000
4	18,589	15,055	6,255	400,000	13,009	4,209	400,000
5	23,832	19,682	10,882	400,000	16,933	8,133	400,000
6	29,336	24,747	15,947	400,000	21,178	12,378	400,000
7	35,116	30,344	23,304	400,000	25,779	18,739	400,000
8	41,184	36,436	31,156	400,000	30,778	25,498	400,000
9	47,556	43,078	39,558	400,000	36,218	32,698	400,000
10	54,247	50,332	48,572	400,000	42,197	40,437	400,000
15	93,066	105,825	105,825	400,000	83,909	83,909	400,000
20	142,610	201,968	201,968	400,000	150,743	150,743	400,000
25	205,842	366,585	366,585	447,235	265,564	265,564	400,000
30	286,544	646,551	646,551	750,000	466,645	466,645	541,309
35	389,543	1,120,652	1,120,652	1,199,098	806,223	806,223	862,659
40	520,998	1,925,863	1,925,863	2,022,157	1,379,674	1,379,674	1,448,658
45	688,771	3,278,936	3,278,936	3,442,884	2,319,780	2,319,780	2,435,769
50	902,897	5,530,943	5,530,943	5,807,491	3,820,090	3,820,090	4,011,095
55	1,176,183	9,319,676	9,319,676	9,412,873	6,302,120	6,302,120	6,365,142
60	1,524,972	15,901,798	15,901,798	15,901,798	10,760,430	10,760,430	10,760,430
65	1,970,125	27,086,442	27,086,442	27,086,442	18,328,856	18,328,856	18,328,856

1.       ASSUMES A $350.00 PREMIUM IS PAID AT THE BEGINNING OF EACH MONTHLY ANNIVERSARY. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.

2.       ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATES SHOWN OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES DURING INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUND THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Definitions

Accumulation Unit means the units credited to each investment division in the Separate Account.

Administrative Office means where You can write to Us to make requests.  The address is:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

You may also call Us at Our Administrative Office toll-free at (800) 272-1642.  To send Us requests by fax (facsimile), You should use the following fax numbers: (605) 373-8557 or (877) 841-6709 (toll-free).

Age means the age of the Insured person on his/her last birthday preceding the policy date.

Attained Age means the age of the Insured person on his/her birthday preceding a policy anniversary date.

Beneficiary means the person or persons to whom the policy’s death benefit is paid when the Insured dies.

Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading (generally

3:00 p.m. Central Time).

Cash Surrender Value means the policy fund on the date of surrender, less any surrender charge.

Death Benefit means the amount payable under Your policy when the Insured dies.

Evidence of Insurability means evidence, satisfactory to Us, that the Insured person is insurable and meets Our underwriting standards.

Face Amount means the amount stated on the face of Your policy that will be paid either upon the death of the Insured or the policy maturity, whichever date is earlier.

Funds means the investment companies, commonly called mutual funds, available for investment by Separate Account A on the policy date or as later changed by Us.

Inforce means the Insured’s life remains Insured under the terms of the policy.

Investment Division means a division of Separate Account A which invests exclusively in the shares of a specified portfolio of the fund.

Modified Endowment Contract (MEC) is a policy where premiums are paid more rapidly than the rate defined by a 7-pay test.

Monthly Anniversary means the day of each month that has the same numerical date as the policy date.

Net Cash Surrender Value means the cash surrender value less any outstanding policy debt.

Net Premium means the premium paid less a deduction for the premium load and less any applicable service charge.  Note:  The first monthly deduction is also taken from the initial premium.

No Lapse Guarantee Period means the amount of time this policy is guaranteed to remain inforce if the sum of the premiums paid, less any policy debt and withdrawals, is equal to or greater than the no lapse guarantee premium requirement.

Policy Anniversary means the same month and day of the policy date in each year following the policy date.

Policy Date means the date insurance coverage is effective and from which policy anniversaries and policy years are determined.

Policy Debt means the total loan on the policy on that date plus the interest that has accrued, but has not been paid as of that date.

Policy Fund means the sum of monies in Our Separate Account A attributable to Your inforce policy plus any monies in Our General Account for Your policy.

Policy Month means a month that starts on a monthly anniversary and ends on the following monthly anniversary.

Policy Year means a year that starts on the policy date or on each anniversary thereafter.

Record Date means the date the policy is recorded on Our books as an inforce policy.

Rider Date means the date the rider takes effect.

Separate Account means Our Separate Account A which receives and invests Your net premiums under the policy.

Specified Amount means the face amount of the policy. The term “specified amount” used in Your policy has the same meaning as the term “face amount” used in this prospectus.

Surrender Charge means a charge made only upon surrender of the policy.

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account A, including more information about distribution expenses, commissions and compensation than is contained in this prospectus. The SAI is incorporated by reference into this prospectus and is legally a part of this prospectus.  A free copy of the SAI can be obtained by calling (800) 272-1642 or by contacting Your registered representative. We will send You a copy of the SAI within 3 business days of Your request.

Personalized illustrations of death benefits, cash surrender values, and cash values are also available free of charge upon request.  You can obtain a personalized illustration or make other policy inquiries by contacting Our Administrative Office at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

(800) 272-1642

Information about the Separate Account can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about the Separate Account are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC  20549-0102.

SEC File No.   811-05271

STATEMENT OF ADDITIONAL INFORMATION FOR THE

PREMIER VARIABLE UNIVERSAL LIFE III

Flexible Premium Variable Universal Life Policy

Issued By:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(through the Midland National Life Separate Account A)

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the Premier Variable Universal Life III (“policy”) issued by Midland National Life Insurance Company.  You may obtain a free copy of the prospectus dated May 1, 2017, by contacting Us at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

(605) 373-2207 (telephone)

 (800) 272-1642 (toll-free telephone)

(877) 841-6709 (toll-free facsimile)

Terms used in this SAI have the same meanings as in the current prospectus for the policy.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for this policy and the prospectuses for the 58 Portfolios currently available in the policy.

Dated May 1, 2017

The policy

policyowner

death benefit

payment options

premium limitations

about us

midland national life insurance company

our separate account a

our reports to policyowners

dividends

distribution of the policies

regulation

discount for employees of sammons enterprises, inc.

legal matters

financial matters

additional information

illustrations

Financial Statements

The policy

The entire contract is made up of the policy, including any supplemental benefit, schedules, the signed written application for the policy, and any attached supplemental written application(s).  We assume that each statement made in the written application is made to the best of the knowledge and belief of the person(s) who made them and, in the absence of fraud, those statements are deeded to be representations and not warranties.  We cannot use any statement to deny a claim or to void the policy unless it is contained in a written application that is made part of the policy by attachment or insertion.

policyowner

The policyowner is the Insured unless another individual has been named in the application.  As policyowner, You are entitled to exercise all rights under Your policy while the Insured is alive. Without any beneficiary consent You can:

1.       Transfer ownership of Your policy by absolute assignment;

2.       Designate, change or revoke a contingent owner; or

3.       Change any revocable beneficiary during the Insured’s lifetime.

With each irrevocable beneficiary’s consent, You may:

  Change the irrevocable beneficiary during the insured’s lifetime;
  Receive any benefit, exercise any right, and use any privilege granted by Your policy allowed by Us; or
  Agree with Us to any change or amendment of Your policy.

If You die while the Insured is alive, the contingent owner, if any, will become the owner.  If there is no contingent owner, ownership will pass to Your estate.

death benefit

As long as the policy is still inforce, We will pay the death benefit to the beneficiary when the Insured dies.  Federal tax law may require a greater death benefit than the one provided for in Your policy.

Your policy allows a choice between two death benefit qualification tests – the Cash Value Accumulation Test and the Guideline Premium Test.  Both of these tests are ones defined under Section 7702 of the Internal Revenue Code.

If you do not want limits (subject to Company minimums and maximum and the policy becoming a Modified Endowment Contract), on the amount of premium You can pay into the policy, the Cash Value Accumulation Test is usually the better choice.

The Guideline Premium Test will usually result in a lower minimum death benefit than the Cash Value Accumulation Test.  Your choice depends on the premiums You want to pay.  THE GUIDELINE PREMIUM TEST IS THE DEFAULT TEST FOR YOUR POLICY, AND HISTORICALLY HAS BEEN THE MORE POPULAR CHOICE.

Under both the Cash Value Accumulation Test and the Guideline Premium Test, the guideline minimum death benefit is the accumulation value of Your policy (Your policy fund) times a corridor percentage.  The corridor percentages do vary depending on the test that you choose.

For the Guideline Premium Test, the corridor percentage varies by the policy age of the insured(s) at the start of the policy year and declines as the insured person gets older.

The minimum death benefit will be Your policy fund on the day the insured person dies multiplied by the corridor percentage for his or her age. For this purpose, age is the policy age (last birthday) at the beginning of the policy year of the insured person’s death.

For the Cash Value Accumulation Test, the corridor percentage varies by the policy age, sex and Premium Class of the Insured.  The minimum death benefit will be Your policy fund on the day the insured person dies multiplied by the percentage for his or her age.  For this purpose, age is the policy age (last birthday) at the beginning of the policy year of the insured person’s death.

Table of Corridor Percentages

Based on Policy Fund

If the Insured Person’s Age Is This	The Death Benefit Will Be At Least Equal To This Percent Of The Policy Fund	If the Insured Person’s Age Is This	The Death Benefit Will Be At Least Equal To This Percent Of The Policy Fund
0-40	250%	60	130%
41	243%	61	128%
42	236%	62	126%
43	229%	63	124%
44	222%	64	122%
45	215%	65	120%
46	209%	66	119%
47	203%	67	118%
48	197%	68	117%
49	191%	69	116%
50	185%	70	115%
51	178%	71	113%
52	171%	72	111%
53	164%	73	109%
54	157%	74	107%
55	150%	75-90	105%
56	146%	91	104%
57	142%	92	103%
58	138%	93	102%
59	134%	94	101%
		95-99	100%

These percentages are based on federal income tax law which requires a minimum death benefit, in relation to policy fund, for Your policy to qualify as life insurance.

Example – Assuming Guideline Premium Test

For example, assume the Insured person is 55 years old and the face amount is $100,000. The “corridor percentage” at that age is 150%. Under option 1, the death benefit will generally be $100,000. However, when the policy fund is greater than $66,666.67, the corridor percentage applies and the death benefit will be greater than $100,000 (since 150% of $66,666.67 equals $100,000). In this case, at age 55, We multiply the policy fund by a factor of 150%. So if the policy fund were $70,000, then the death benefit would be $105,000.

Under option 2, the death benefit is the face amount plus the policy fund. In this example, if a 55 year-old had a face amount of $100,000 and a policy fund of $200,000, then the death benefit would be $300,000. This figure results from either: (a) adding the face amount to the policy fund or (b) multiplying the policy fund by the corridor percentage. For all policy funds higher than this level, the corridor percentage would apply. Therefore, for every $1.00 added to the policy fund above $200,000, the death benefit would increase by $1.50 (at that age).

Table of Corridor Percentages Cash Value Accumulation Test

Male

Based on Policy Fund

If the Insured Person’s Policy Age is this	The Death Benefit Will be at Least Equal to This Percent of The Policy Fund	If the Insured Person’s Policy Age is this	The Death Benefit Will be at Least Equal to This Percent of The Policy Fund
0	1547.8%	51	272.2%
1	1503.6%	52	263.7%
2	1455.4%	53	255.4%
3	1406.2%	54	247.6%
4	1356.2%	55	240.1%
5	1307.9%	56	232.9%
6	1261.2%	57	226.1%
7	1216.0%	58	219.5%
8	1172.4%	59	213.2%
9	1130.1%	60	207.2%
10	1089.3%	61	201.4%
11	1049.8%	62	195.9%
12	1011.7%	63	190.7%
13	975.9%	64	185.7%
14	941.3%	65	181.0%
15	908.7%	66	176.5%
16	878.8%	67	172.2%
17	850.4%	68	168.0%
18	822.8%	69	164.1%
19	796.6%	70	160.2%
20	771.0%	71	156.5%
21	746.1%	72	153.0%
22	721.7%	73	149.7%
23	698.6%	74	146.5%
24	676.0%	75	143.5%
25	654.0%	76	140.6%
26	632.5%	77	137.9%
27	612.0%	78	135.3%
28	592.1%	79	132.9%
29	572.6%	80	130.6%
30	553.7%	81	128.5%
31	535.2%	82	126.5%
32	517.0%	83	124.6%
33	499.6%	84	122.8%
34	482.6%	85	121.2%
35	466.1%	86	119.7%
36	450.1%	87	118.3%
37	434.8%	88	117.0%
38	420.1%	89	115.9%
39	405.7%	90	114.8%
40	392.0%	91	113.9%
41	378.7%	92	113.0%
42	366.0%	93	112.2%
43	353.8%	94	111.4%
44	342.2%	95	110.8%
45	331.0%	96	110.1%
46	320.2%	97	109.5%
47	309.9%	98	108.9%
48	300.0%	99+	108.4%
49	290.4%
50	281.1%

Example – Assuming Cash Value Accumulation Test

Assume the insured person is 55 years old, male standard non- tobacco and the face amount is $100,000. The “corridor percentage” for the Cash Value Accumulation Test at that age is 240.1%. Under option 1, the death benefit will generally be $100,000. However, when the policy fund is greater than $41,649.31, the corridor percentage applies and the death benefit will be greater than $100,000 (since 240.1% of $41,649.31 equals $100,000). In this case, at age 55, We multiply the policy fund by a factor of 240.1%. So if the policy fund were $70,000, then the death benefit would be $168,070.

Under option 2, the death benefit is the face amount plus the policy fund. In this example, if a 55 year-old had a face amount of $100,000 and a policy fund of $71,377.59, then the death benefit would be $171,377.59. This figure results from either: (a) adding the face amount to the policy fund or (b) multiplying the policy fund by the corridor percentage. For all policy funds higher than this level, the corridor percentage would apply. Therefore, for every $1.00 added to the policy fund above $71,377.59, the death benefit would increase by $2.40 (at that age).

payment options

You may choose for policy benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum or in another form of payment. Payments under these options are not affected by the investment performance of any investment division. Instead, interest accrues pursuant to the option chosen. If You do not arrange for a specific form of payment before the Insured person dies, then the beneficiary will have this choice. However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary cannot change Your choice.  Payment options will also be subject to Our rules at the time of selection.

premium limitations

Federal law limits the premiums that can be paid if this policy is to qualify as life insurance for tax purposes.  We will not accept a premium that would cause this limit to be exceeded.  If We accept such a premium in error, We will refund it as soon as the error is discovered.

If a policy change is executed that causes this policy to exceed the maximum premium limits allowed by federal law, We will refund the excess premium when the total premiums paid exceed the federal limits.

We will accept any premium needed to keep this policy in force.

about us

midland national life insurance company

We are Midland National Life Insurance Company, a stock life insurance company. We were organized, in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company”. We were reincorporated as a stock life insurance company in 1909. Our name, Midland National Life Insurance Company, was adopted in 1925. We redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico.

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises, Inc. has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition:  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of Our General Account to our policyowners.  We monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments.  It is important to note, however, that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations.  These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on Our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if Our General Account assets cannot be readily converted into cash to meet obligations to our policyowners or to provide collateral necessary to finance Our business operations.

We encourage both existing and prospective policyowners to read and understand our financial statements, which are included in this Statement of Additional Information (“SAI”).

our separate account a

The “Separate Account” is Our Separate Account A, established under the insurance laws of the State of Iowa. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, but this registration does not involve any SEC supervision of its management or investment policies. The Separate Account meets the definition of a “Separate Account” under the federal securities laws. Income, gains and losses credited to, or charged against, the Separate Account reflects the investment experience of the Separate Account and not the investment experience of Midland National’s other assets.  The assets of the Separate Account may not be used to pay any of Our other liabilities. We are obligated to pay all amounts guaranteed under the policy.

The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the funds. You may allocate part or all of Your net premiums in up to fifteen of the fifty-eight investment divisions of Our Separate Account at any one time.

our reports to policyowners

We currently intend to send You reports shortly after the end of the third, sixth, ninth, and twelfth policy months of each policy year that show:

•         the current death benefit for Your policy,

•         Your policy fund,

•         information about investment divisions,

•         the cash surrender value of Your policy,

•         the amount of Your outstanding policy loans,

•         the amount of any interest that You owe on the loan, and

•         information about the current loan interest rate.

The annual report will show any transactions involving Your policy fund that occurred during the policy year. Transactions include Your premium allocations, Our deductions, and Your transfer or withdrawals. The annual or other periodic statements provide confirmations of certain regular, periodic items (such as monthly deductions and premium payments by Civil Service Allotment or automatic checking account deductions). We may change these reporting practices. Confirmations will be sent to You for transfers of amounts between investment divisions and certain other policy transactions.

Our report also contains information that is required by the insurance supervisory official in the jurisdiction in which this insurance policy is delivered.

We will send You semi-annual reports with financial information on the funds.

dividends

We do not pay any dividends on these policies.

distribution of the policies

 The policies are offered to the public on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

Sammons Financial Network, LLC (“Sammons Financial Network”) serves as principal underwriter for the contracts.  Sammons Financial Network is a Delaware limited liability company and its principal office is located at 4546 Corporate Drive, Suite 100, West Des Moines, IA 50266.  Sammons Financial Network is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Financial Network enters into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.  Registered representatives, who offer contracts, are appointed as insurance agents for Midland National Life Insurance Company.

Sammons Financial Network and Sammons Securities Company received sales compensation with respect to these policies and other variable life policies not included in this registration statement under the Midland National Life Separate Account A in the following amounts during the years indicated:

Fiscal year	Aggregate Amount of Commissions Paid to Underwriter[1]	Aggregate Amount of Commissions Retained by Underwriter[1]
2014[2]	$825,754.49	$8,238.09
2015[3]	$541,730.06	$10,089.65
2016[3]	$539,330.22	$6,199.90

1May include total sales compensation paid to registered persons of the underwriter and an underwriting fee of 1.25% for first-year commissions paid to the underwriter for all of Midland National’s variable universal life insurance policies under Separate Account A.

2Paid to Sammons Securities Company and Sammons Financial Network, principal underwriters for Separate Account A, for 2014. Sammons Financial Network became the principal underwriter on July 1, 2014.

3Paid to Sammons Financial Network, principal underwriter for Separate Account A.

Sammons Financial Network passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the policies.  However, under the distribution agreement with Sammons Financial Network, We pay the following sales expenses:

•         sales representative training allowances,

•         deferred compensation and insurance benefits,

•         advertising expenses, and

•         all other expenses of distributing the policies.

We and/or Sammons Financial Network may pay certain selling firms additional amounts for

•         “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the policies;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We and/or Sammons Financial Network may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

We intend to distribute the policies in all states, except New York, and in certain United States possessions and territories.

regulation

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell policies. This policy has been filed with and, as necessary, approved by insurance officials in those states. The provisions of this policy may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell policies. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.

We are also subject to various federal securities laws and regulations with respect to the Separate Account and the policies.

discount for employees of sammons enterprises, inc.

Employees of Sammons Enterprises, Inc. may receive a discount of up to 25% of first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee’s policy during the first year. All other policy provisions will apply.

legal matters

The law firm of Eversheds-Sutherland (US), Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

financial matters

The financial statements of Midland National Life Separate Account A at December 31, 2016, and for the periods disclosed in those financial statements, and the financial statements and schedules of Midland National Life Insurance Company at December 31, 2016 and 2015, and for the three years in the period ended December 31, 2016, appearing herein have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.  The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

PricewaterhouseCoopers LLP

699 Walnut Street, Suite 1300

Des Moines, IA 50309

additional information

We have filed a Registration Statement relating to the Separate Account and the variable life insurance policy described in this SAI with the SEC.  The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this SAI under the rules and regulations of the SEC. If You would like additional information, then You may obtain it from the SEC’s main office in Washington, DC. You will have to pay a fee for the material.

illustrations

Midland National may provide individual hypothetical illustrations of policy fund, cash surrender value, and death benefits based on the funds’ historical investment returns.  These illustrations will reflect the deduction of expenses in the funds and the deduction of policy charges, including the percent of fund value charge, the deductions from premiums, the monthly deduction from the policy fund and the surrender charge.  The hypothetical illustrations are designed to show the performance that could have resulted if the policy had been in existence during the period illustrated and do not indicate what policy benefits will be in the future.

Financial Statements

The financial statements of Midland National Life Insurance Company included in this Statement of Additional Information should be distinguished from the financial statements of the Midland National Life Separate Account A and should be considered only as bearing upon the ability of Midland National Life Insurance Company to meet its obligations under the policies.  They should not be considered as bearing upon the safety or investment performance of the assets held in the Separate Account.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 and 2014

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)

------------------------------------------------------------------------------------------

Report of Independent Auditors                                                         1

Midland National Life Insurance Company and Subsidiaries
   Consolidated Financial Statements

     Consolidated Balance Sheets as of December 31, 2016 and 2015                      2

     Consolidated Statements of Income for the years ended
       December 31, 2016, 2015, and 2014                                               3

     Consolidated Statements of Comprehensive Income for the years ended
       December 31, 2016, 2015, and 2014                                               4

     Consolidated Statements of Stockholder's Equity for the years ended
       December 31, 2016, 2015, and 2014                                               5

     Consolidated Statements of Cash Flows for the years ended
       December 31, 2016, 2015, and 2014                                               6

     Notes to Consolidated Financial Statements                                        8

Independent Auditor's Report

       To the Board of Directors of Midland National Life Insurance Company and
       Subsidiaries:

       We have audited the accompanying consolidated financial statements of
       Midland National Life Insurance Company and its subsidiaries (the "Company"), which comprise the consolidated balance sheets as of December 31, 2016 and
       2015, and the related consolidated statements of income, of comprehensive income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2016.

       Management's Responsibility for the Consolidated Financial Statements

       Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

       Auditor's Responsibility

       Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

       An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

       Opinion

       In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Midland National
       Life Insurance Company and its subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016 in accordance with accounting principles generally accepted in the United States of America.

       PricewaterhouseCoopers LLP

       March 30, 2017

       PricewaterhouseCoopers LLP, 699 Walnut, Suite 1300, Des Moines, IA 50309
       T: (515) 246-3800, F: (515) 246-3811, www.pwc.com/us

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2016 and 2015
(Amounts in Thousands, except share amounts)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                2016                2015
                                                                                          ------------------  ------------------
ASSETS
Investments
    Fixed maturities, available-for-sale, at fair value                                       $  42,823,366       $  36,370,496
    Equity securities, available-for-sale, at fair value                                            409,220             486,423
    Mortgage loans                                                                                4,563,756           4,411,801
    Policy loans                                                                                    356,356             357,805
    Short-term investments                                                                          313,957             802,297
    Derivative instruments                                                                          554,374             363,853
    Other invested assets                                                                           827,759             864,934
                                                                                          ------------------  ------------------
       Total investments                                                                         49,848,788          43,657,609

Cash                                                                                                295,062             150,972
Accrued investment income                                                                           357,018             313,436
Deferred policy acquisition costs and present                                                     2,054,278           1,811,664
value of future profits of acquired businesses
Deferred sales inducements                                                                          588,989             530,061
Other receivables, other assets and property, plant and equipment                                   769,739             610,597
Reinsurance receivables                                                                           1,771,520           1,751,861
Separate account assets                                                                           1,572,457           1,450,499
                                                                                          ------------------  ------------------
       Total assets                                                                           $  57,257,851       $  50,276,699
                                                                                          ==================  ==================

LIABILITIES
Policyholder account balances                                                                 $  41,782,958       $  36,381,071
Policy benefit reserves                                                                           1,780,044           1,613,143
Policy claims and benefits payable                                                                  230,796             203,891
Notes payable                                                                                       499,828             383,440
Repurchase agreements, other borrowings and collateral on
    derivative instruments                                                                        5,554,394           4,266,694
Deferred income tax                                                                                 587,243             657,371
Other liabilities                                                                                   685,719             891,263
Separate account liabilities                                                                      1,572,457           1,450,499
                                                                                          ------------------  ------------------
       Total liabilities                                                                         52,693,439          45,847,372
                                                                                          ------------------  ------------------

STOCKHOLDER'S EQUITY
Common stock, $1 par value, 1,000 shares authorized,
  issued and outstanding                                                                              2,549               2,549
Additional paid-in capital                                                                          513,550             493,893
Retained earnings                                                                                 3,407,282           3,075,580
Accumulated other comprehensive income                                                              641,391             843,065
                                                                                          ------------------  ------------------
    Total Midland National Life stockholder's equity                                              4,564,772           4,415,087
Noncontrolling interest                                                                                (360)             14,240
                                                                                          ------------------  ------------------
       Total stockholder's equity                                                                 4,564,412           4,429,327
                                                                                          ------------------  ------------------
          Total liabilities and stockholder's equity                                          $  57,257,851       $  50,276,699
                                                                                          ==================  ==================

      The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 and 2014
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------

                                                                              2016              2015             2014
                                                                         ---------------   ---------------  ---------------

REVENUES
Premiums                                                                     $  239,271        $  236,434       $  232,994
Charges on interest sensitive and investment-type products                      553,899           468,696          423,206
Net investment income                                                         1,706,442         1,575,899        1,725,708
Net gains on derivatives and derivative instruments                              36,344           282,414          343,313
Net realized investment gains                                                   192,309           123,442          237,092

Other-than-temporary impairment losses                                          (83,433)         (120,462)         (53,031)
Non-credit portion in other comprehensive income                                      -                 -                -
                                                                         ---------------   ---------------  ---------------
Net impairment loss recognized in earnings                                      (83,433)         (120,462)         (53,031)

Other income (loss)                                                              (7,265)             (796)          18,722
                                                                         ---------------   ---------------  ---------------
       Total revenue                                                          2,637,567         2,565,627        2,928,004
                                                                         ---------------   ---------------  ---------------

BENEFITS AND EXPENSES
Interest credited to policyholder account balances                              692,026           896,087        1,205,610
Benefits incurred                                                               644,525           481,481          519,672
Amortization of deferred sales inducements                                       57,818            93,541           48,093
                                                                         ---------------   ---------------  ---------------
       Total benefits                                                         1,394,369         1,471,109        1,773,375

Operating and other expenses (net of commissions and other
    expenses deferred)                                                          298,690           258,013          206,285
Amortization of deferred policy acquisition costs and
    present value of future profits of acquired businesses                      179,898           197,343           75,700
                                                                         ---------------   ---------------  ---------------
    Total benefits and expenses                                               1,872,957         1,926,465        2,055,360
                                                                         ---------------   ---------------  ---------------

    Income before income taxes                                                  764,610           639,162          872,644

Income tax provision                                                            230,851           172,276          281,049
                                                                         ---------------   ---------------  ---------------
       Net income                                                               533,759           466,886          591,595
                                                                         ---------------   ---------------  ---------------

       Plus: Net (income) loss attributable to noncontrolling interest              461            (4,665)           2,768
                                                                         ---------------   ---------------  ---------------

Net income attributable to Midland National Life                              $ 534,220         $ 462,221        $ 594,363
                                                                         ===============   ===============  ===============

      The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 and 2014
(Amounts in Thousands)
-------------------------------------------------------------------------------------------------------------------

                                                                         2016            2015            2014
                                                                     --------------  --------------  --------------

   Net income                                                         $    533,759    $    466,886    $    591,595
                                                                     --------------  --------------  --------------
   Other comprehensive income (loss):
      Net unrealized gain (loss) on available-for-sale
        investments, non-credit portion of OTTI                           (201,835)       (509,922)        818,529
      Change in pension liability                                                -               -           8,679
      Change in post-retirement liability                                      162           1,433          (5,203)
                                                                     --------------  --------------  --------------
            Total other comprehensive income (loss)                       (201,674)       (508,489)        822,005
                                                                     --------------  --------------  --------------
   Comprehensive income (loss)                                             332,085         (41,603)      1,413,600
   Plus: Comprehensive income (loss) attributable to
         noncontrolling interest                                               461          (4,665)          2,768
                                                                     --------------  --------------  --------------
      Comprehensive income (loss) attributable to
      Midland National Life                                              $ 332,546       $ (46,268)    $ 1,416,368
                                                                     ==============  ==============  ==============

      The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 and 2014
(Amounts in Thousands)
-----------------------------------------------------------------------------------------------------------------------------

                                                          Midland National Life Insurance Co. Stockholder's Equity
                                           ----------------------------------------------------------------------------------
                                                                                   Accumulated
                                                      Additional                      Other           Non-          Total
                                            Common     Paid-in       Retained     Comprehensive    Controlling   Stockholder's
                                            Stock      Capital       Earnings        Income         Interest        Equity
                                           ---------  -----------  -------------  --------------  -------------- -------------
Balance, December 31, 2013                  $ 2,549    $ 449,179    $ 2,512,128       $ 529,549             $ -   $ 3,493,405
Total comprehensive income (loss)                 -            -        594,363         822,005               -     1,416,368
Capital contribution                              -        6,005              -               -               -         6,005
Employee stock ownership plan                     -       21,389              -               -               -        21,389
Equity transaction with
  noncontrolling interest                         -            -              -               -           1,545         1,545
Dividends paid on common stock                    -            -       (369,252)              -               -      (369,252)
                                           ---------  -----------  -------------  --------------  -------------- -------------
Balance, December 31, 2014                    2,549      476,573      2,737,239       1,351,554           1,545     4,569,460
Total comprehensive income (loss)                 -            -        462,221        (508,489)          4,665       (41,603)
Employee stock ownership plan                     -       17,320              -               -               -        17,320
Equity transaction with
  noncontrolling interest                         -            -              -               -           8,030         8,030
Dividends paid on common stock                    -            -       (123,880)              -               -      (123,880)
                                           ---------  -----------  -------------  --------------  -------------- -------------
Balance, December 31, 2015                    2,549      493,893      3,075,580         843,065          14,240     4,429,327
Total comprehensive income (loss)                 -            -        534,220        (201,674)           (461)      332,085
Capital contribution                              -       18,623              -               -               -        18,623
Employee stock ownership plan                     -        1,034              -               -               -         1,034
Equity transaction with
  noncontrolling interest                         -            -              -               -         (14,139)      (14,139)
Dividends paid on common stock                    -            -       (202,518)              -               -      (202,518)
                                           ---------  -----------  -------------  --------------  -------------- -------------
Balance, December 31, 2016                  $ 2,549    $ 513,550    $ 3,407,282       $ 641,391          $ (360)  $ 4,564,412
                                           =========  ===========  =============  ==============  ============== =============

  The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2016, 2015, and 2014
(Amounts in Thousands)
--------------------------------------------------------------------------------------------------------------
                                                                      2016           2015            2014
                                                                  -------------  --------------  -------------

OPERATING ACTIVITIES
Net income                                                         $   533,759     $   466,886    $   591,595
Adjustments to reconcile net income to net cash
   provided by operating activities
   Amortization of deferred policy acquisition costs,
       deferred sales inducements and present value
       of future profits of acquired businesses                        237,716         290,884        123,793
   Net amortization of premiums and discounts
       on investments                                                 (132,849)       (147,613)      (145,652)
   Amortization of index options                                       297,169         327,674        199,025
   Employee stock ownership plan                                         1,034          17,320         21,389
   Policy acquisition costs deferred                                  (389,265)       (349,561)      (279,766)
   Sales inducements deferred                                          (94,747)       (116,128)      (115,144)
   Net realized investment (gains) and net
       impairment losses recognized in earnings                       (108,876)         (2,980)      (184,061)
   Net (gains) losses on derivatives and derivative
       instruments                                                     (36,344)       (282,414)      (343,313)
   Provision (benefit) for deferred income taxes                        38,465          34,488        (17,727)
   Net interest credited and product charges on
       interest sensitive and investment-type products                 471,429         771,376      1,202,534
   Changes in other assets and liabilities
      Net receivables                                                 (180,378)       (277,572)       (99,442)
      Net payables                                                     (77,170)         15,816         77,252
      Policy benefits and reserves                                     443,547         180,068        281,392
      Other, net                                                        63,732          73,375       (144,591)
                                                                  -------------  --------------  -------------
       Net cash provided by operating activities                   $ 1,067,222     $ 1,001,619    $ 1,167,284
                                                                  -------------  --------------  -------------

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
   Fixed maturities                                               $  8,417,266    $  6,056,586   $  5,975,089
   Equity securities                                                   156,643         153,572          8,194
   Mortgage loans                                                      417,589         196,255        219,765
   Other invested assets                                               197,605          79,143         57,586
Cost of investments acquired
   Fixed maturities                                                (14,867,896)     (8,192,704)    (7,293,375)
   Equity securities                                                   (92,982)        (51,664)      (156,526)
   Mortgage loans                                                     (593,178)     (1,661,568)    (1,217,892)
   Derivative instruments                                             (174,632)       (234,002)       (89,611)
   Other invested assets                                              (180,434)        (34,949)       (32,117)
Net change in policy loans                                               1,449           4,376         (8,159)
Net change in short-term investments                                   488,340        (120,945)      (527,705)
Net change in collateral on derivatives                                145,630        (102,798)       (34,382)
Net change in amounts due to/from brokers                             (206,361)          2,648         25,277
                                                                  -------------  --------------  -------------
    Net cash used in investing activities                           (6,290,961)     (3,906,050)    (3,073,856)
                                                                  -------------  --------------  -------------

FINANCING ACTIVITIES
Receipts from universal life and investment products                 6,915,383       5,128,084      3,370,222
Benefits paid on universal life and investment products             (2,607,978)     (2,646,427)    (2,072,809)
Net change in repurchase agreements and other borrowings             1,142,070         319,775        616,419
Issuance of notes payable                                                    -               -        241,440
Capital contributions received                                          18,623               -          6,005
Capital contributions received from noncontrolling interest            102,249           8,031          4,313
Dividends paid on common stock                                        (202,518)       (123,880)      (369,252)
                                                                  -------------  --------------  -------------
    Net cash provided by financing activities                        5,367,829       2,685,583      1,796,338
                                                                  -------------  --------------  -------------

Net change in cash                                                     144,090        (218,848)      (110,234)

Cash at beginning of year                                              150,972         369,820        480,054
                                                                  -------------  --------------  -------------

Cash at end of year                                                $   295,062     $   150,972    $   369,820
                                                                  =============  ==============  =============

SUPPLEMENTAL INFORMATION
   Cash paid during the year for
   Income taxes                                                    $   262,191     $   200,000    $   147,000
   Interest on other borrowings                                         14,943           7,259          5,245

  The accompanying notes are in integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in Thousands)
------------------------------------------------------------------------------------------

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Organization

        Midland  National Life  Insurance  Company and  Subsidiaries  ("Midland  National"
        or the  "Company")  is a wholly  owned  subsidiary  of  Sammons  Financial  Group,
        Inc.   ("SFG").   SFG  is  an  indirect   wholly  owned   subsidiary   of  Sammons
        Enterprises,   Inc.   ("SEI").   Midland   National   has   three   wholly   owned
        subsidiaries.   MNL  Reinsurance   Company  ("MNL  Re")  and  Solberg  Reinsurance
        Company  ("Solberg  Re") are  captive  reinsurance  companies  domiciled  in Iowa.
        Midland  National  Services  Corporation,  LLC  ("MNSC")  is  a  Delaware  Limited
        Liability  Company  created as a wholly owned  subsidiary  of Midland  National to hold agreed  amounts for  payment of facility  fees and other  amounts due under a credit  facility  agreement  that governs a letter of credit  arrangement  between several  SFG  entities  and a  large  commercial  bank.  Midland  National  offers individual  life and annuity  products in 49 states and the  District of Columbia.
        The  Company  is  affiliated   through   common   ownership  with  North  American
        Company for Life and Health Insurance ("North American").

        Basis of presentation

        The  consolidated  financial  statements  have been  prepared in  conformity  with
        accounting   principles  generally  accepted  in  the  United  States  of  America
        ("GAAP")  and  reflect the  consolidation  of the  Company  with its wholly  owned subsidiaries  and  all  entities  for  which  it  holds  a  controlling  financial interest.  Intercompany transactions have been eliminated in consolidation.

        The Company has a financial  interest in several  entities where it is required to determine  whether the entity should be  consolidated  in the Company's  financial statements.  For each  financial  interest,  the  Company  performs an analysis to determine  whether it has a controlling  financial  interest in an entity by first evaluating  whether the entity is a voting interest entity or a variable  interest entity ("VIE").  The analysis requires the evaluation of several  characteristics, including the  determination of whether an entity has sufficient equity at risk to allow it to adequately  finance its activities,  the  determination of whether the party with the power to direct the activities of the entity has equity  investment at risk in the  entity,  and  whether  the  equity  investment  at risk  lacks the obligation to absorb  expected  losses or the right to receive  expected  residual returns.

        Voting  interest  entities are entities in which the total  equity  investment  at risk is  sufficient to enable the entity to finance its  activities  independently and the equity holders have the obligation to absorb losses,  the right to receive residual returns,  and the right to make decisions about the entity's  activities.
        The  usual  condition  for  a  controlling  financial  interest  in an  entity  is ownership of a majority voting  interest.  Accordingly,  the Company  consolidates voting interest entities in which it has a majority voting interest.

        If an entity is  determined  to be a VIE, the next step is the  identification  of the  primary  beneficiary  of the VIE. An  enterprise  is deemed to be the primary beneficiary  of a VIE if it has both (i) the power to direct the activities of the entity that most significantly  impact the VIE's economic success and (ii) has the obligation  to  absorb  losses or  receive  benefits  that  could  potentially  be significant  to the  VIE,  or  both.  The  Company  determines  whether  it is the
        primary   beneficiary  of  a  VIE  by  performing  an  analysis  that  principally considers:  (i) the VIE's  purpose  and  design,  including  the risks the VIE was designed to create and pass through to its  variable  interest  holders,  (ii) the
        VIE's  capital  structure,  (iii)  the  terms  between  the VIE  and its  variable interest  holders and other parties  involved  with the VIE,  (iv) which  variable interest  holders  have the power to direct  the  activities  of the VIE that most significantly impact the VIE's economic  performance,  (v) which variable interest holders  have the  obligation  to absorb  losses or the right to receive  benefits from the VIE that could  potentially  be  significant  to the VIE and (vi) related party  relationships.  The party that is the primary beneficiary  consolidates the
        financial   results  of  the  VIE.  The  Company  will   continue  to  assess  its
        investments  on  an  ongoing  basis  as   circumstances   may  change  whereby  an
        entity  could be  determined  to be a VIE.  The  Company  could  become a  primary beneficiary in such a VIE, or an entity's  characteristics could change whereby it
        is  no  longer  a  VIE.  All  of  these  situations   could   potentially  have  a
        corresponding  impact  on  the  Company's   consolidated   financial   statements.
        When the Company does not have a controlling  financial  interest in an entity but exerts  significant  influence over the entity's  operating and financial policies
        (generally  defined  as  owning  a  voting  interest  of 20% to  50%)  and  has an
        investment   in  common  stock  or   in-substance   common   stock,   the  Company
        primarily  accounts for its investment using the equity method of accounting.  For certain  limited  partnerships,  the threshold for the equity method of accounting is 5%.

        See Note 7 for  further  discussion  related  to the  Company's  involvement  with
        VIEs.

        Use of estimates

        The  preparation  of  financial   statements  in  conformity  with  GAAP  requires
        management   to  make   estimates  and   assumptions   that  affect  the  reported
        amount  of  assets  and  liabilities  and  disclosure  of  contingent  assets  and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  period.  Actual  results could differ significantly from those estimates.

        The  most  significant  areas  which  require  the use of  management's  estimates
        relate  to  the   determination  of  the  fair  values  of  financial  assets  and liabilities,  derivatives  and derivative  instruments,  impairment of securities, income taxes,  deferred policy acquisition costs ("DAC"),  present value of future profits of acquired  businesses  ("PVFP"),  deferred  sales  inducements  ("DSI"), reinsurance receivables and policy benefit reserves.

        Interest rate risk

        The  Company  is  subject to the risk that  interest  rates will  change and cause
        changes   in   investment   prepayments   and   changes   in  the   value  of  its
        investments.  Policyholder  persistency  is also  affected  by changes in interest rates.  The Company  manages its interest  rate risk by  monitoring  its asset and liability  durations  within a predetermined  range. It will mitigate this risk by rebalancing  assets  when  it  approaches  the  boundaries  of the  pre-determined range.  To the extent that  fluctuations  in  interest  rates cause the cash flows
        and  duration  of  assets  and   liabilities   to  differ  from  product   pricing
        assumptions,  the  Company  may have to sell assets  prior to their  maturity  and realize a loss.

        Liquidity risk

        Market  conditions for fixed income  securities  could be such that illiquidity in the markets  could make it difficult  for the Company to sell  certain  securities and generate cash to meet  policyholder  obligations.  Management  believes it has adequate liquidity in its investment  portfolio and other sources of funds to meet any future policyholder obligations.

        Counterparty risk

        The  Company  enters  into  derivative  and  repurchase  agreements  with  various financial institution  counterparties.  The Company is at risk that any particular counterparty will fail to fulfill its obligations  under  outstanding  agreements.
        The  Company  generally  limits  this  risk  by  selecting   counterparties   with
        long-standing  performance  records and with credit  ratings of "A" or above.  The amount of exposure to each  counterparty is essentially  the net replacement  cost or fair value for such agreements with each counterparty,  as well as any interest due the Company from the last interest  payment period less any collateral  posted by the counterparty.

        Fair value of financial assets, financial liabilities, and financial instruments

        The Company can elect an option to record at fair value certain  financial  assets and financial  liabilities.  The election is  irrevocable  and is made contract by contract.  The Company  has  elected to utilize the fair value  option for certain fixed maturity investments designated as hybrid instruments.

        Fair  value  estimates  are  significantly   affected  by  the  assumptions  used,
        including  discount rates and estimates of future cash flows.  Although fair value
        estimates  are  calculated  using   assumptions   that  management   believes  are
        appropriate,   changes  in  assumptions   could  cause  these  estimates  to  vary
        materially.   In  that  regard,   the  derived  fair  value  estimates  cannot  be
        substantiated  by  comparison  to  independent  markets and, in some cases,  could not be realized in the immediate settlement of the instruments.  Accordingly,  the
        aggregate  fair  value  amounts   presented  in  Note  3  may  not  represent  the
        underlying value to the Company.

        The Company uses the following  methods and  assumptions  in  estimating  the fair value of its financial instruments:

        Available-for-sale securities

        Fair value for fixed  maturity and equity  securities is obtained  primarily  from independent  pricing  sources,  broker  quotes and fair  value/cash  flow  models.
        Fair value is based on quoted market prices,  where available.  For securities not actively  traded,  fair value is estimated using values obtained from  independent pricing  services or broker  quotes.  When values are not  available  from pricing services  or  broker  quotes,  such  as  private  placements  including  corporate securities,  asset-backed securities,  commercial  mortgage-backed and residential
        mortgage-backed   securities,   fair  value  may  be  estimated   by   discounting
        expected  future cash flows using a current  market rate  applicable to the yield, credit quality and maturity of the investments.

        Mortgage loans

        Fair value for  mortgage  loans is  estimated  using a  duration-adjusted  pricing methodology  that  reflects  changes  in market  interest  rates and the  specific interest-rate  sensitivity  of each  mortgage.  Price  changes  derived  from  the
        monthly   duration-adjustments  are  applied  to  the  mortgage  portfolio.   Each
        mortgage  modeled is assigned a spread  corresponding  to its risk profile.  These spreads are adjusted for current  market  conditions.  Fair value is also adjusted by internally generated illiquidity and default factors.

        Short-term investments

        The  carrying  amounts for  short-term  investments,  which  primarily  consist of money  market  funds,  direct  reverse  repurchase  agreements,  certain  interest bearing deposits held by various  commercial banks,  certificates of deposit,  and fixed income securities acquired with less than one year to maturity,  approximate fair value due to their short-term nature.

        Derivative instruments

        Fair  value for  options is based on  internal  financial  models or  counterparty
        quoted   prices.   Variation   margin   accounts,   consisting  of  cash  balances
        applicable to open futures  contracts,  held by counterparties are reported at the cash balances,  which is equal to fair value.  Fair value for interest rate swaps, interest rate floors,  interest  rate caps,  foreign  currency  forwards and other derivatives  is based on  exchange  prices,  broker  quoted  prices or fair values provided by the counterparties.

        Other invested assets

        Other  invested  assets  consist  primarily of limited  partnerships.  The Company measures  the fair  value of  limited  partnerships  on the basis of the net asset value per share of the  investment  (or its  equivalent) if the net asset value of the investment (or its  equivalent) is calculated in a manner  consistent with the
        measurement   guidance  issued  by  the  Financial   Accounting   Standards  Board
        ("FASB") for investment companies as of the reporting entity's measurement date.

        Reinsurance receivables - embedded derivatives from reinsurance ceded

        Fair value for embedded  derivatives  related to  coinsurance  with funds withheld treaties  for  indexed  annuities  is  determined  based  on  fair  values  of the financial  instruments in the funds withheld  portfolios and on models the Company has developed to estimate the fair values of the liabilities ceded.

        Fair value for the embedded  derivative  related to a modified  coinsurance treaty for multi-year  guaranteed  annuities is based on the difference  between the fair value and the cost basis of the financial instruments  applicable to the Company's modified coinsurance agreement.

        Separate account assets

        Separate  account  assets are reported at fair value in the  consolidated  balance sheets based on quoted net asset values of the underlying mutual funds.

        Policyholder account balances

        Fair value for the Company's  liabilities for investment-type  insurance contracts is estimated using two methods.  For those contracts  without a defined  maturity, the fair value is  estimated  as the  amount  payable  on demand  (cash  surrender value).  For those contracts with known maturities,  fair value is estimated using discounted  cash flow  calculations  using interest rates  currently being offered for  similar  contracts  with  maturities  consistent  with  the  contracts  being
        valued.   The  reported   value  of  the   Company's   investment-type   insurance
        contracts   includes  the  fair  value  of  indexed  life  and  annuity   embedded
        derivatives  which are calculated using discounted cash flow valuation  techniques based on current interest rates adjusted to reflect credit risk and risk margin.

        Notes payable

        The fair value of the Company's  notes  payable is derived from a discounted  cash flow model using current market rates applicable to the yield,  credit quality and maturity of the notes.

        Repurchase   agreements,   other   borrowings   and   collateral   on   derivative
        instruments

        The fair value of the  Company's  repurchase  agreements is tied to the fair value of the  underlying  collateral  securities.  The fair  value  of other  borrowings which  consists  of  borrowings  from the  Federal  Home Loan  Bank of Des  Moines
        ("FHLB"),  approximates  its reported  value due to its short  maturity.  The fair value of collateral on derivative instruments  approximates the carrying value due to the short-term nature of the investment.  These  investments  primarily consist of cash and fixed income securities.

        Investments and investment income

        Available-for-sale securities

        The  Company is required to classify  its fixed  maturity  investments  (bonds and
        redeemable    preferred    stocks)    and   equity    securities    (common    and
        non-redeemable  preferred  stocks)  into  three  categories:  securities  that the
        Company  has  the  positive  intent  and the  ability  to  hold  to  maturity  are classified as "held-to-maturity;"  securities that are held for current resale are
        classified   as  "trading   securities;"   and   securities   not   classified  as
        held-to-maturity     or    as    trading     securities    are    classified    as
        "available-for-sale."  Investments  classified  as trading  or  available-for-sale are  required  to be reported at fair value in the  consolidated  balance  sheets.
        The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale  securities are  classified as such if not  considered  trading securities  or if  there  is not the  positive  intent  and  ability  to hold  the securities  to  maturity.  Such  securities  are  carried  at fair  value with the unrealized  holding  gains  (losses)  and  non-credit  related  impairment  losses included  as a  component  of other  comprehensive  income  (loss)  ("OCI") in the
        consolidated   statements  of  comprehensive   income.  OCI  is  reported  net  of
        related   adjustments  to  intangibles   (primarily  DAC,  DSI,  unearned  revenue
        liability and future policy benefits),  deferred income taxes, and the accumulated unrealized  holding  gains  (losses) on  securities  sold which are released  into income as realized investment gains (losses).

        For   collateralized    mortgage    obligations   ("CMOs")   and   mortgage-backed
        securities,  the  Company  recognizes  income  using a  constant  effective  yield
        based  on  anticipated   prepayments  and  the  estimated  economic  life  of  the
        securities.  When actual  prepayments  differ from  anticipated  prepayments,  the
        effective   yield  is   recalculated  to  reflect  actual  payments  to  date  and anticipated  future  payments.  The net  investment in the security is adjusted to the amount  that would  have  existed  had the new  effective  yield been  applied since  the  acquisition  of the  security.  This  adjustment  is  included  in net investment  income.  Included  in this  category  is  approximately  $178,756  and
        $168,153 of  mortgage-backed  securities that are all or partially  collateralized
        by  sub-prime   mortgages  at  December  31,  2016  and  2015,   respectively.   A
        sub-prime  mortgage  is defined as a  mortgage  with one or more of the  following attributes:  weak credit score,  high  debt-to-income  ratio,  high  loan-to-value ratio  or  undocumented  income.  At  December  31,  2016 and  2015,  99% and 98%, respectively  of the Company's  securities  with sub-prime  exposure were rated as investment grade.

        Mortgage loans

        Mortgage loans consist  principally  of commercial  mortgage loans and are carried at the  adjusted  unpaid  balances.  The  Company's  lending  policies  allow  for primarily  first-lien  mortgages  that  generally  do not  exceed  75% of the fair market value of the property  allowing for sufficient  excess collateral to absorb losses  should the Company be required to  foreclose  and take  possession  of the collateral.  The  mortgage  portfolio  invests  primarily  in larger  metropolitan areas  across  the U.S.  and is  diversified  by type of  property.  Property  and casualty  insurance  is required on all  properties  covered by mortgage  loans at least  equal to the  excess  of the loan  over the  maximum  loan  which  would be
        permitted  by  law  on  the  land  without  the  buildings.   Interest  income  on
        non-performing loans is generally recognized on a cash basis.

        Policy loans

        Policy loans are carried at unpaid principal  balances,  which are approximates of fair value.

        Short-term investments

        Short-term  investments  primarily  consist of money market funds,  direct reverse
        repurchase   agreements,   certain  interest  bearing  deposits  held  by  various
        commercial banks, certificates of deposit, and fixed income securities,  stated at amortized cost, acquired with less than one year to maturity.

        Derivative instruments

        Derivative  instruments  consist  of  options,   futures,  interest  rate  floors,
        interest  rate  caps,   foreign   currency   forwards  and  interest  rate  swaps.
        Derivative instruments are reported at fair value.

        Other invested assets

        Other invested assets are primarily comprised of limited  partnerships and certain investments  held by VIE's in  situations  where the Company  has been  determined to be the primary  beneficiary.  Limited  partnerships are recorded on the cost or equity  method of accounting  depending on the  respective  ownership  percentage, ability to control or  election  to apply fair value  accounting.  In most  cases, the carrying  amounts  represent  the Company's  share of the entity's  underlying equity reported in its balance sheet.

        Other-than-temporary impairment losses

        The  Company  reviews  its  investments  to  determine  if  declines  in value are other-than-temporary.  If the fair  value  of a fixed  maturity  is less  than its amortized  cost basis or an equity  security is less than its original  cost basis at the balance  sheet date,  the Company  must assess  whether the  impairment  is other-than-temporary.

        The  Company  evaluates  factors in its  assessment  of whether a decline in value is  other-than-temporary.  Some of the  factors  evaluated  include  the  issuer's ability  to pay  the  amounts  due  according  to  the  contractual  terms  of the investment.  As well as the length of time and  magnitude  by which the fair value is less than  amortized  cost,  adverse  conditions  specifically  related  to the security,  changes to the rating of the  security by a rating  agency,  changes in the quality of  underlying  credit  enhancements  and changes in the fair value of the security subsequent to the balance sheet date.

        For fixed income  securities,  when an  other-than-temporary  impairment  ("OTTI")
        has  occurred,  the amount of the  impairment  charged  against  earnings  depends on whether the Company  intends to sell the  security or more likely than not will be required to sell the security  before  recovery of its amortized cost basis. If the Company  intends to sell the security or more likely than not will be required to sell the  security  before  recovery of its  amortized  cost basis,  the entire impairment  is  recognized  as a charge  against  earnings.  If the  Company  does not  intend to sell the  security  and it is not more  likely  than not it will be required to sell the security  before  recovery of its amortized  cost basis,  the impairment  is  bifurcated  into a credit  related loss and a  non-credit  related loss. The credit  related loss is measured as the  difference  between the present value of cash flows  expected to be collected  from the debt security and the debt security's  amortized  cost.  The amount of the credit  related loss is recognized as a charge against  earnings.  The difference  between the unrealized loss on the impaired debt  security and the credit  related loss charged  against  earnings is the non-credit related loss that is recognized in OCI.

        The  Company  uses a single  best  estimate  of cash flows  approach  and uses the effective  yield prior to the date of impairment to calculate the present value of
        cash  flows.   The   Company's   assumptions   for   residential   mortgage-backed
        securities,    commercial   mortgage-backed    securities,    other   asset-backed
        securities  and  collateralized   debt  obligations  include  collateral  pledged,
        scheduled  interest payments,  default levels,  delinquency rates and the level of nonperforming  assets for the remainder of the  investments'  expected  term.  The
        Company's  assumptions for corporate and other fixed maturity  securities  include scheduled  interest  payments and an estimated  recovery  value,  generally  based on a percentage return of the current market value.

        After  an  other-than-temporary  write-down,  the  new  cost  basis  is the  prior amortized  cost less the credit  loss.  The adjusted  cost basis is generally  not adjusted for  subsequent  recoveries  in fair value.  However,  if the Company can reasonably  estimate  future cash flows after a write-down  and the expected  cash flows  indicate  some or all of the credit  related  loss will be  recovered,  the discount or reduced  premium  recorded is amortized over the remaining life of the security.  Amortization in this instance is computed using the prospective  method and is  determined  based on the  current  estimate  of the  amount  and timing of future cash flows.

        For equity securities,  an other-than  temporary  impairment has occurred when the
        Company  determines  that it does not  have  the  ability  or  intent  to hold the security until a recovery of the original cost or the Company  determines that the security  will not recover to original  cost within a  reasonable  amount of time.
        The  Company  determines  what  constitutes  a  reasonable  amount  of  time  on a security by security basis by  considering  all available  evidence  including the length of time and  magnitude by which the fair value of the security is less than original cost.

        During  2016,  2015  and  2014,  the  Company  recorded   $83,433,   $120,462  and
        $53,031,  respectively,  of realized losses as a result of OTTI.  These losses are included  in net  impairment  loss  recognized  in  earnings  in the  consolidated statements of income.

        Investment income

        Investment  income is recorded  when earned and includes  interest  and  dividends
        received  and  accrued,   amortization  of  purchased  premium  and  discounts  on
        securities,  certain  proceeds from  derivatives  and equity earnings from limited
        partnerships.   Dividends  are  recorded  on  the  ex-dividend  date.   Investment
        expenses are reported as a reduction in investment income.

        Net realized investment gains (losses)

        Net realized  investment  gains  (losses) are  determined on the basis of specific identification of the investments.

        See Note 4 for further  discussion of the  Company's  investments  and  investment income.

        Cash

        Cash  consists of deposits  held by various  commercial  and  custodial  banks and represent short term, highly liquid investments,  which are readily convertible to cash.  The  Company  treats  certain  accounts  held by various  commercial  banks
        and  money   market   accounts  as   short-term   investments.   The  Company  has
        deposits  with  certain  financial  institutions  which exceed  federally  insured
        limits.  The  Company  has  reviewed  the   creditworthiness  of  these  financial
        institutions and believes there is minimal risk of material loss.

        Derivatives and derivative instruments

        The Company uses  derivative  instruments  to manage its fixed  indexed and policy obligation  interest  guarantees and interest rate and credit risks  applicable to its  investments.  To mitigate these risks,  the Company enters into interest rate agreements,  interest  rate floors,  interest  rate caps,  futures  contracts  and equity  indexed  call and put  options.  To  qualify  for  hedge  accounting,  the
        Company  is  required  to  formally  document  the  hedging  relationship  at  the
        inception  of  each  derivative  transaction.   This  documentation  includes  the
        specific  derivative  instrument,  risk management  objective,  hedging  strategy,
        identification   of  the  hedged  item,   specific   risk  being  hedged  and  how
        effectiveness  will  be  assessed.  To  be  considered  an  effective  hedge,  the derivative  must be highly  effective in offsetting  the  variability  of the cash flows  or  the  changes  in  fair  value  of the  hedged  item.  Effectiveness  is evaluated  on a  retrospective  and  prospective  basis.  As of December 31, 2016, the Company had no  derivatives  that  qualify as  effective  hedges.  The Company
        also  uses  foreign   currency   forwards  to  protect  itself  against   currency
        fluctuations between trade and settlement dates on foreign financial instruments.

        Derivative  instruments are carried at fair value, with changes in derivative fair value  related  to  non-hedge  derivatives  reflected  as net  gains  (losses)  on derivatives and derivative instruments in the consolidated statements of income.

        The  Company   has  certain   reinsurance   arrangements   and  fixed   maturities
        containing embedded  derivatives due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor.

        The  agreements  between the Company and its  derivatives  counterparties  require the posting of  collateral  when the market  value of the  derivative  instruments exceeds  the cost of the  instruments.  Under  guidelines  implemented  under  the
        Dodd-Frank  Wall  Street  Reform  and  Consumer  Protection  Act,  the  Company or
        its  counterparties  are required to post initial and variation margin  collateral for certain swap  derivatives  entered into on or after June 10, 2013.  Collateral posted by  counterparties  is reported in the consolidated  balance sheets in cash and fixed income securities with a corresponding  liability reported in repurchase agreements, other borrowings and collateral on derivative instruments.

        See Note 5 for further  discussion of the  Company's  derivatives  and  derivative instruments.

        Accrued investment income

        Accrued  investment  income  consists  of  amounts  due  on  invested  assets.  It excludes amounts the Company does not expect to receive.

        Deferred  policy  acquisition  costs  and  present  value  of  future  profits  of acquired businesses

        Policy  acquisition  costs  that vary  with,  and are  related  to the  successful acquisition  of new and renewal  insurance  contracts  are  deferred to the extent that such costs are deemed  recoverable  from  future  profits.  The costs  result directly  from and are  essential to the contract  transaction  and would not have been  incurred by the Company had the  contract  transaction  not  occurred.  Such costs include  commissions,  policy issuance,  underwriting and medical inspection fees.  For  traditional  insurance  policies,  such costs are  amortized  over the estimated  premium  paying  period of the related  policies in  proportion  to the ratio of the annual premium revenues to the total  anticipated  premium  revenues.
        For interest sensitive  policies,  these costs are amortized over the lives of the policies in relation to the present value of actual and estimated  gross  profits.
        Recoverability  of DAC is evaluated  on an annual  basis by comparing  the current estimate of future profits to the unamortized asset balance.

        The PVFP  represents  the portion of the  purchase  price of blocks of  businesses that was allocated to the future  profits  attributable  to the insurance in force at the dates of  acquisition.  The PVFP is amortized in relationship to the actual and expected  emergence of such future  profits.  Based on current  conditions and assumptions  as to future  events,  the Company  expects to amortize  $370,  $356,
        $378,   $380,   and  $378  of  the  existing   PVFP  over  the  next  five  years.
        Recoverability  of the PVFP is evaluated  periodically  by  comparing  the current estimate of future profits to the unamortized asset balance.

        See Note 9 for further discussion of the Company's DAC and PVFP.

        Deferred sales inducements

        The  Company   defers   certain  sales   inducement   costs.   Sales   inducements
        consist  of  premium  bonuses  and  bonus  interest  on  the  Company's  life  and
        annuity   products.   The  Company   accounts   and  reports  for  certain   sales
        inducements   whereby   capitalized   costs  are   reported   separately   in  the
        consolidated  balance  sheets  and  the  amortization  of  the  capitalized  sales inducements  is  reported as a separate  component  of  insurance  benefits in the consolidated statements of income in accordance with authoritative guidance.

        See Note 9 for further discussion of the Company's DSI.

        Adjustments  of  DAC,  DSI,  and  PVFP  are  made  periodically  upon  changes  to
        current  or  estimates  of  future  gross   profits  on  interest   sensitive  and
        investment-type products to be realized from a group of policies.

        To the extent that  unrealized  investment  gains or losses on  available-for-sale securities would result in an adjustment to the amortization  pattern of DAC, DSI, and PVFP had those gains or losses  actually been realized,  the  adjustments  are recorded  directly  to  stockholders'  equity  through  OCI  as an  offset  to the unrealized investment gains or losses on available-for-sale securities.

        Reinsurance receivables

        Liabilities ceded to reinsurance  companies and receivables related to obligations
        due  from  those   reinsurers   to  the  Company  are   reported  as   reinsurance
        receivables.  Funds withheld liabilities and embedded derivatives  associated with certain annuity  coinsurance  with funds withheld  agreements are also reported as reinsurance  receivables  in the  consolidated  balance  sheets.  The Company uses reinsurance  for risk  mitigation  on life and  annuity  products  and, in certain cases,  capital  relief.  The  Company  generally  reinsures  the  excess  of each individual  risk over $1,000 on ordinary life policies in order to spread its risk of loss. The Company  remains  contingently  liable for the  liabilities  ceded in the  event  the  reinsurers  are  unable  to  meet  their  obligations  under  the reinsurance  agreements.  To limit the  possibility  of such  losses,  the Company
        evaluates   the   financial   condition  of  its   reinsurers   and  monitors  its
        concentration  of credit risk.  The Company  generally  reinsures  with  companies rated "A" or  better by A.M.  Best.  The  Company  monitors  these  ratings  on an on-going  basis  as it is at risk  that a  reinsurer  may be  downgraded  after an agreement has been entered.

        Separate account assets and liabilities

        The  separate  accounts  held  by  the  Company  are  funds  on  which  investment income and gains or losses accrue  directly to certain  policyholders.  The assets of these  accounts  are legally  separated  and are not subject to the claims that may arise out of any other  business  of the  Company.  The  Company  reports  its separate  account  assets  at fair  value.  The  underlying  investment  risks are assumed by the  policyholders.  The Company  records the  related  liabilities  at amounts equal to the fair value of the  underlying  assets.  The Company  reflects these assets and  liabilities in separate  account  assets and  liabilities in the
        consolidated   balance   sheets.   The   Company   reports  the  fees  earned  for
        administrative  and policyholder  services  performed for the separate accounts as a component of other income in the consolidated statements of income.

        Policyholder liabilities

        Policyholder account balances

        Policyholder  account  balances for  annuity,  universal  life and other  interest sensitive life insurance and investment  contracts,  reported in the  consolidated
        balance   sheets   as   policyholder   account   balances   of   $41,782,958   and
        $36,381,071  at December 31, 2016 and 2015,  respectively,  are  determined  using the  retrospective  deposit method.  Policyholder  account balances consist of the
        policyholder   deposits  and  credited  interest  and  fixed  index  credits  less surrender  charges  as well as charges  for  mortality  and policy  administrative expenses.  Interest  crediting  rates ranged  primarily from 0.5% to 6.45% in 2016 and 2015.  For annuity and life  contracts  with returns  linked to performance of an underlying  market index,  policyholder  reserves equal the combined fair value of the embedded derivative and the guaranteed component of the contract.

        Policy benefit reserves

        Policy benefit  reserves for traditional life insurance  policies  reported in the
        consolidated   balance  sheets  of  $1,780,044  and  $1,613,143  at  December  31,
        2016 and 2015,  respectively,  generally  are  computed  by the net level  premium method  based on estimated  future  investment  yield,  mortality,  morbidity  and withdrawals  that  were  appropriate  at the  time the  policies  were  issued  or acquired.  Interest  rate  assumptions  ranged  from  5.70%  to  9.00% in 2016 and
        5.75% to 9.00% in 2015.

        Included  in  the  Company's   policyholder   account  value  and  policy  benefit
        reserves are additional  reserves held for certain long duration  contracts  where benefit  features result in gains in early years followed by losses in later years as well as  additional  reserves for  annuities  with certain  guaranteed  minimum withdrawal or guaranteed minimum death benefits.

        Policy claims and benefits

        The liability  for policy  claims and benefits  payable  includes  provisions  for reported claims and estimates for claims  incurred but not reported,  based on the terms  of the  related  policies  and  contracts  and on prior  experience.  Claim liabilities  are based on  estimates  and are  subject to future  changes in claim severity and  frequency.  Estimates  are  periodically  reviewed  and  adjustments are reflected in benefits incurred in the consolidated statements of income.

        Recognition of traditional life insurance revenue and policy benefits

        Traditional  life  insurance  products  include  those  products  with  fixed  and guaranteed  premiums and  benefits.  Life  insurance  premiums are  recognized  as premium  income  when due.  Benefits  and  expenses  are  associated  with  earned premiums  so as to  result  in  recognition  of  profits  over  the  life  of  the contracts.  This  association is accomplished by means of the provision for policy benefit reserves and the amortization of DAC.

        Recognition   of  revenue  and  policy   benefits  for  interest   sensitive  life
        insurance products and investment contracts ("interest sensitive policies")

        Interest  sensitive  policies are issued on a periodic and single  premium  basis.
        Amounts  collected  are  credited  to  policyholder  account  balances.   Revenues
        from interest sensitive policies consist of charges assessed against  policyholder account balances for the cost of insurance,  policy administration,  and surrender charges.  Revenues  also  include  investment  income  related to the  investments that support the policyholder  account  balances.  Policy benefits and claims that are  charged  to  expense  include  benefits  incurred  in the period in excess of related  policyholder  account balances.  Benefits also include interest and fixed index amounts credited to the account balances.

        Repurchase agreements

        As  part  of  its  investment   strategy,   the  Company  enters  into  repurchase
        agreements   to   increase   the   Company's   investment   return.   The  Company
        accounts  for  these  transactions  as  secured   borrowings,   where  the  amount
        borrowed  is tied to the  fair  value  of the  underlying  collateral  securities.
        Repurchase   agreements   involve  a  sale  of  securities  and  an  agreement  to
        repurchase  the same  securities at a later date at an  agreed-upon  price.  As of
        December   31,   2016  and   2015,   there   were   $3,549,703   and   $2,876,442,
        respectively,   of  such   agreements   outstanding.   The  collateral  for  these
        agreements is reported in fixed maturities in the consolidated balance sheets.

        Income taxes

        Prior to 2014,  the Company and its  eligible  subsidiaries  filed a  consolidated
        Federal  income  tax  return  with SEI and its other  eligible  subsidiaries.  The
        policy  for  intercompany   allocation  of  Federal  income  taxes  was  that  the
        Company  computed  the  provision  for  income  taxes on a separate  return  basis
        as  if  the  Company  and  its  eligible   subsidiaries   were  filing  their  own
        consolidated  return.  The Company  made  payment to, or  received  payment  from,
        SEI in the amount it would have paid to, or received  from,  the Internal  Revenue
        Service  ("IRS")  had it  filed  a  consolidated  tax  return  with  only  its own subsidiaries.

        The  Company  recognized  deferred  income  tax  assets  and  liabilities  for the expected  future tax effects  attributable  to temporary  differences  between the financial  statement  and tax  return  bases of assets and  liabilities,  based on enacted tax rates  expected to apply to taxable income in the periods in which the
        deferred  tax asset or  liability  is expected  to be  realized  or settled.   The
        effect of a change in tax laws or rates on  deferred  tax assets  and  liabilities
        was recognized in income in the period in which such change is enacted.   Deferred
        tax assets  were  reduced by a valuation  allowance  if it is more likely than not that all or some portion of the deferred tax assets will not be realized.

        If applicable,  the Company's liability for income taxes would include a liability for  unrecognized  tax benefits,  interest and penalties which relate to tax years
        still  subject to review by the IRS or other  taxing  jurisdictions.   The Company
        recognizes tax benefits only on tax positions  where it is more likely than not to prevail if reviewed by the IRS or another taxing authority.

        Comprehensive income

        Comprehensive   income  for  the  Company  includes  net  income  and  OCI,  which
        includes  changes  in  pension  liability  and  post-retirement   liability,   net
        unrealized  investment  gains  (losses)  on  available-for-sale   securities,  and
        non-credit portion of OTTI losses.

        Out of period adjustments

        For the  year  ended  December  31,  2016,  the  Company  recorded  out of  period adjustments  that  resulted  in  decreasing  pre-tax  net income by $3,240 and net
        income  by  $2,106  and  decreasing   comprehensive  income  by  $29,233  for  the
        year ended  December 31,  2016.   These  adjustments  primarily  relate to certain
        long  duration  contracts  where benefit  features  result in gains in early years followed by losses in later years.  The  adjustments  are offsets to  amortization of DAC and DSI,  policy  product  charges  and  benefits  incurred  as a result of realized  and  unrealized  gains  and  losses  on  available-for-sale  investments
        allocated  to  these  long  duration  contracts.   Management  has  evaluated  the
        impact of these errors and out of period  adjustments  and concluded  they are not material to any previously reported or current financial statements.

2.      EFFECTS OF NEW AUTHORITATIVE GUIDANCE

        Recently adopted authoritative guidance

        Repurchase Agreements

        In  June  2014,  the  FASB  issued   guidance   requiring   enhanced   disclosures
        regarding  repurchase  agreements,  repurchase to maturity and securities  lending transactions.  The additional  disclosures  required  include (1) a disaggregation of the gross  obligation  by the class of  collateral  pledged,  (2) the remaining maturity  of the  repurchase  agreements,  (3) a  discussion  of  potential  risks associated  with the  agreements  and  collateral  pledged.  The new  guidance  is effective  for the  Company  beginning  January  1, 2015.  Other  than  additional disclosures,  the  adoption  of this  guidance  did not  have  any  impact  on the consolidated financial statements.

        Simplifying the Presentation of Debt Issuance Costs

        In April 2015,  the FASB issued  guidance  requiring  changes to the balance sheet presentation  of debt  issuance  costs.  The change  requires  that debt  issuance costs be presented in the balance  sheet as a direct  deduction  from the carrying amount of the related debt liability.  The new guidance became  effective  January
        1, 2016 and  retrospective  application  is required.  The guidance did not have a material impact on the Company's financial statements.

        Recently issued authoritative guidance

        Consolidation

        In  February  2015,  the FASB  issued  an  update  to the  consolidation  guidance
        regarding  VIEs.  The  updated  guidance   changed  the  evaluation   process  and
        criteria in determining  whether an identified VIE is required to be  consolidated in the  Company's  consolidated  financial  statements  and  disclosures.  The new guidance  was  effective  beginning  January  1, 2016.  Implementation  of the new guidance  did not result in any changes to the  consolidation  conclusions  on any
        VIEs.

        Disclosures  for  Investments  in Certain  Entities that Calculate Net Asset Value per Share

        In  May  2015,  the  FASB  issued   guidance  which  removes  the  requirement  to
        categorize  within the fair value  hierarchy all  investments for which fair value is  measured  using the net asset  value per share  practical  expedient.  The new guidance  was  effective  beginning  January 1, 2016.  The guidance did not have a material impact on the Company's financial statements.

        Recognition and Measurement of Financial Assets and Financial Liabilities

        In January 2016, the FASB issued  updated  guidance  regarding the  recognition of
        financial  assets  and   liabilities.    The  updated  guidance   requires  equity
        investments  (except  those  accounted  for under the equity  method of accounting or those that result in  consolidation)  to be measured at fair value with changes
        in fair  value  recognized  in net  income.   The  guidance  also  eliminates  the
        requirement to disclose fair value of financial  instruments measured at amortized cost as well as  requires  the  separate  presentation  of  financial  assets  and liabilities  by  measurement  category and form of financial  asset on the balance
        sheet.   The new  guidance  will be  effective  beginning  January  1,  2018.  The
        Company  is   currently   assessing   the  impact  of  the  new  guidance  on  its
        consolidated financial statements.

        Lease Accounting

        In February 2016,  the FASB issued  guidance that will require  recognizing  lease assets and  liabilities  on the balance sheet as well as enhanced  disclosures  on leasing  arrangements.  The  guidance  is  effective  beginning  January  1, 2019.
        The  Company  is  currently  assessing  the  impact  of the  new  guidance  on its consolidated financial statements.

        Measurement of Credit Losses on Financial Instruments

        In June 2016,  the FASB issued  guidance  that  changes the  impairment  model for loans,  available-for-sale  securities  as well as  reinsurance  receivables.  The model for loans and other  receivables  is moving from an  incurred  loss model to an expected loss model.  The  impairment  model for available for sale  securities is similar  to  current  GAAP,  however  credit  losses  will be  presented  as an allowance  that  can be  reversed  if  credit  improves.  The  new  guidance  also eliminates  the use of the length of time an available  for sale security has been in an  unrealized  loss  position in order to avoid  recording a credit loss.  The new  guidance  will be  effective  January  1,  2020.  The  Company  is  currently
        assessing  the  impact  of  the  new  guidance  on  its   consolidated   financial
        statements.

        Statement of Cash Flows

        In August  2016,  the FASB issued  guidance  that  provides  clarification  on the classification  of certain cash  receipts  and  payments in the  statement of cash flows.  The guidance will be effective  January 1, 2018.  The Company is currently
        assessing  the  impact  of  the  new  guidance  on  its   consolidated   financial
        statements.

3.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The  carrying  value  and  estimated   fair  value  of  the  Company's   financial
        instruments are as follows:

                                                    December 31, 2016             December 31, 2015
                                               ----------------------------  ---------------------------
                                                 Carrying      Estimated      Carrying      Estimated
                                                  Value        Fair Value       Value       Fair Value
                                               -------------  -------------  ------------  -------------
Financial assets:
   Available-for-sale:
   Fixed maturities                            $ 42,823,366   $ 42,823,366   $ 36,370,496  $ 36,370,496
   Equity securities                                409,220        409,220       486,423        486,423
   Mortgage loans                                 4,563,756      4,499,348     4,411,801      4,392,491
   Short-term investments                           313,957        313,957       802,297        802,297
   Derivative instruments                           554,374        554,374       363,853        363,853
   Other invested assets                            827,759        833,610       864,934        869,596
   Reinsurance receivables:
   Investment-type insurance contracts ceded        967,647        885,207     1,403,875        971,902
   Separate account assets                        1,572,457      1,572,457     1,450,499      1,450,499

Financial liabilities:
   Policyholder account balances:
   Investment-type insurance contracts           33,737,182     30,865,842    24,648,214     22,716,965
   Repurchase agreements, other borrowings
     and collateral on derivative instruments     5,554,394      5,554,394     4,266,694      4,266,694
   Notes payable                                    499,828        369,093       383,440        398,576
   Other liabilities - derivative instruments        21,364         21,364            59             59

        Fair value measurements

        Fair value is based on an exit  price,  which is the price that would be  received to sell an  asset  or paid to  transfer  a  liability  in an  orderly  transaction between  market  participants  at the  measurement  date.  The fair value guidance also establishes a hierarchical  disclosure  framework which prioritizes and ranks the level of market price  observability used in measuring  financial  instruments at fair  value.  Market  price  observability  is affected by a number of factors, including  the  type  of  instrument  and  the  characteristics  specific  to  the instrument.  Financial  instruments with readily available active quoted prices or for which fair value can be measured from actively  quoted prices  generally  will have a  higher  degree  of  market  price  observability  and a lesser  degree  of judgment used in measuring fair value.

        The  Company  determines  the fair  value of its  investments,  in the  absence of observable  market  prices,  using the  valuation  methodologies  described  below applied on a  consistent  basis.  For some  investments,  market  activity  may be minimal  or  nonexistent  and  management's  determination  of fair  value is then
        based  on  the  best   information   available  in  the   circumstances   and  may
        incorporate  management's  own  assumptions,  which involves a significant  degree of judgment.

        Investments  for which market  prices are not  observable  are  generally  private investments,  securities valued using non-binding broker quotes or securities with very little trading  activity.  Fair values of private  investments are determined
        by  reference  to  public  market  or  private   transactions  or  valuations  for
        comparable  companies  or assets in the  relevant  asset  class when such  amounts are available.  If these are not available,  a discounted cash flow analysis using interest spreads adjusted for the  maturity/average  life differences may be used.
        Spread  adjustments  are intended to reflect an illiquidity  premium and take into account a variety of factors  including but not limited to senior unsecured versus secured,  par amount  outstanding,  number of  holders,  maturity,  average  life, composition of lending group, debt rating,  credit default spreads,  default rates
        and  credit  spreads   applicable  to  the  security   sector.   These   valuation
        methodologies involve a significant degree of judgment.

        Financial  instruments  measured  and  reported at fair value are  classified  and disclosed in one of the following categories.

        Level 1 - Quoted  prices are  available  in active  markets  that the  Company has the ability to access for  identical  financial  instruments  as of the  reporting date. The types of financial  instruments included in Level 1 are listed equities, mutual funds,  money market funds,  non-interest  bearing  cash,  exchange  traded futures and options,  and separate  account assets.  As required by the fair value
        measurements   guidance,  the  Company  does  not  adjust  the  quoted  price  for these financial  instruments,  even in situations  where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair  values  are  based  on  quoted  prices  for  identical  assets  or
        liabilities  in  active  and  inactive  markets.   Inactive  markets  involve  few
        transactions  for identical  assets or liabilities  and the prices are not current or price  quotations vary  substantially  over time or among market makers,  which would  include  some  broker  quotes.  Level 2 inputs  also  include  corroborated market data such as interest rate spreads, yield curves, volatilities,  prepayment speeds,  credit risks and default rates.  Financial instruments that are generally included  in this  category  include  corporate  bonds,  asset-backed  securities,
        CMOs,  short-term  securities,  less liquid and restricted  equity  securities and over-the-counter derivatives.

        Level 3 -  Pricing  inputs  are  unobservable  for the  financial  instrument  and include  situations  where  there  is  little,  if any,  market  activity  for the financial  instrument.  These  inputs may reflect the  Company's  estimates of the
        assumptions  that  market   participants   would  use  in  valuing  the  financial
        instruments.  Financial  instruments that are included in this category  generally include private corporate securities,  collateralized debt obligations and indexed life and annuity embedded derivatives.

        In certain  cases,  the inputs used to measure fair value may fall into  different levels of the fair value hierarchy.  In such cases, a financial instrument's level within the fair  value  hierarchy  is based on the  lowest  level of input that is significant to the fair value  measurement.  The assessment of the significance of a  particular  input  to the  fair  value  measurement  in its  entirety  requires judgment and considers  factors  specific to the financial  instrument.  From time to time  there may be  movements  between  levels as  inputs  become  more or less observable,  which may depend on several  factors  including  the  activity of the market  for  the  specific  security,  the  activity  of the  market  for  similar securities,  the level of risk  spreads  and the  source of the  information  from which the Company  obtains the  information.  Transfers in or out of any level are measured as of the beginning of the period.

        The  Company  relies  on third  party  pricing  services  and  independent  broker quotes to value fixed  maturity  and equity  securities.  The third party  pricing services  use  discounted  cash flow  models or the market  approach  to value the securities  when the  securities  are not  traded on an  exchange.  The  following characteristics  are  considered  in  the  valuation  process:  benchmark  yields,
        reported  trades,   issuer  spreads,   bids,  offers,   benchmark  and  comparable
        securities, estimated cash flows and prepayment speeds.

        The Company  performs both  quantitative  and qualitative  analysis of the prices.
        The  review  includes  initial  and  ongoing  review  of the third  party  pricing methodologies,  back testing of recent  trades,  and review of pricing  trends and statistics.

        The  following  tables   summarize  the  valuation  of  the  Company's   financial
        instruments  carried  at fair  value  in the  consolidated  balance  sheets  as of
        December 31, 2016 and 2015 by the fair value hierarchy  levels defined in the fair
        value   measurements   guidance.   Methods  and  assumptions   used  to  determine
        the fair values are described in Note 1:

                                                                         December 31, 2016
                                                 --------------------------------------------------------------
                                                 Quoted Prices
                                                   in Active      Significant
                                                  Markets for        Other        Significant
                                                   Identical      Observable     Unobservable
                                                  Instruments       Inputs          Inputs
                                                   (Level 1)       (Level 2)       (Level 3)         Total
                                                 --------------  --------------  --------------  --------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                               $ -     $ 3,990,016             $ -     $ 3,990,016
Municipal securities                                         -       5,445,581          41,660       5,487,241
Corporate securities                                         -      14,714,151       1,028,210      15,742,361
Residential mortgage-backed securities                       -       3,679,282               -       3,679,282
Commercial mortgage-backed securities                        -       2,259,397          47,669       2,307,066
Asset-backed securities                                      -       8,340,567       3,091,756      11,432,323
Other debt obligations                                       -           1,753         183,324         185,077
                                                 --------------  --------------  --------------  --------------
Total fixed maturities                                       -      38,430,747       4,392,619      42,823,366
Equity securities:
Financial services                                      13,201 -       209,057 -             -         222,258
Other                                                    5,691         178,084           3,187         186,962
                                                 --------------  --------------  --------------  --------------
Total equity securities                                 18,892         387,141           3,187         409,220
Derivative instruments:
Options                                                      -         353,273               -         353,273
Interest rate swaps, interest rate floors
and interest rate caps                                       -          54,278               -          54,278
Foreign exchange derivatives                                 -             691               -             691
Futures                                                146,132               -               -         146,132
                                                 --------------  --------------  --------------  --------------
Total derivative instruments                           146,132         408,242               -         554,374
Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                               -               -         724,830         724,830
Annuity funds withheld and modco                             -               -         453,455         453,455
                                                 --------------  --------------  --------------  --------------
Total reinsurance receivables                                -               -       1,178,285       1,178,285
Separate account assets                              1,572,457               -               -       1,572,457

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
  life and annuity embedded derivatives                    $ -             $ -     $ 3,921,846     $ 3,921,846
Other liabilites - derivative instruments:
Written options                                              -          21,343               -          21,343
Foreign exchange derivatives                                 -              21               -              21

                                                                         December 31, 2015
                                                 --------------------------------------------------------------
                                                 Quoted Prices
                                                   in Active      Significant
                                                  Markets for        Other        Significant
                                                   Identical      Observable     Unobservable
                                                  Instruments       Inputs          Inputs
                                                   (Level 1)       (Level 2)       (Level 3)         Total
                                                 --------------  --------------  --------------  --------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                               $ -     $ 3,347,385             $ -     $ 3,347,385
Municipal securities                                         -       4,790,991               -       4,790,991
Corporate securities                                         -      13,876,316         932,756      14,809,072
Residential mortgage-backed securities                       -       2,908,262          85,676       2,993,938
Commercial mortgage-backed securities                        -       1,791,580          12,099       1,803,679
Asset-backed securities                                      -       5,843,686       2,608,425       8,452,111
Other debt obligations                                       -          12,466         160,854         173,320
                                                 --------------  --------------  --------------  --------------
Total fixed maturities                                       -      32,570,686       3,799,810      36,370,496
Equity securities:
Financial services                                      38,460         164,726           4,171         207,357
Other                                                   77,716         185,840          15,510         279,066
                                                 --------------  --------------  --------------  --------------
Total equity securities                                116,176         350,566          19,681         486,423
Derivative instruments:
Options                                                      -         158,876               -         158,876
Interest rate swaps, interest rate floors
and interest rate caps                                       -          60,273               -          60,273
Foreign exchange derivatives                                 -           1,234               -           1,234
Futures                                                143,470               -               -         143,470
                                                 --------------  --------------  --------------  --------------
Total derivative instruments                           143,470         220,383               -         363,853
Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                               -               -         765,194         765,194
Annuity funds withheld and modco                             -               -         361,718         361,718
                                                 --------------  --------------  --------------  --------------
Total reinsurance receivables                                -               -       1,126,912       1,126,912
Separate account assets                              1,450,499               -               -       1,450,499

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
  life and annuity embedded derivatives                    $ -             $ -     $ 3,652,206     $ 3,652,206
Other liabilites - derivative instruments:
Foreign exchange derivatives                                 -              59               -              59

The following tables summarize certain financial instruments categorized as Level 3 by valuation methodology as of December 31, 2016 and 2015:

                                                               December 31, 2016
                                                 ----------------------------------------------
                                                  Third-party       Priced
                                                    Source        Internally         Total
                                                 --------------  --------------  --------------

Fixed maturities:
Municipal securities                                 $       -     $    41,660     $    41,660
Corporate securities                                         -       1,028,210       1,028,210
Commercial mortgage-backed securities                        -          47,669          47,669
Asset-backed securities                                      -       3,091,756       3,091,756
Other debt obligations                                       -         183,324         183,324
                                                 --------------  --------------  --------------
Total fixed maturities                                       -       4,392,619       4,392,619

Equity securities:
Other                                                        -           3,187           3,187
                                                 --------------  --------------  --------------
Total equity securities                                      -           3,187           3,187

Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                               -         724,830         724,830
Annuity funds withheld and modco                             -         453,455         453,455
                                                 --------------  --------------  --------------
Total reinsurance receivables                                -       1,178,285       1,178,285

Policyholder account balances - indexed
life and annuity embedded derivatives                $       -   $   3,921,846   $   3,921,846

                                                               December 31, 2015
                                                 ----------------------------------------------
                                                  Third-party       Priced
                                                    Source        Internally         Total
                                                 --------------  --------------  --------------

Fixed maturities:
Corporate securities                                 $       -    $    932,756    $    932,756
Residential mortgage-backed securities                       -          85,676          85,676
Commercial mortgage-backed securities                        -          12,099          12,099
Asset-backed securities                                      -       2,608,425       2,608,425
Other debt obligations                                       -         160,854         160,854
                                                 --------------  --------------  --------------
Total fixed maturities                                       -       3,799,810       3,799,810

Equity securities:
Financial services                                           -           4,171           4,171
Other                                                        -          15,510          15,510
                                                 --------------  --------------  --------------
Total equity securities                                      -          19,681          19,681

Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                               -         765,194         765,194
Annuity funds withheld and modco                             -         361,718         361,718
                                                 --------------  --------------  --------------
Total reinsurance receivables                                -       1,126,912       1,126,912

Policyholder account balances - indexed
life and annuity embedded derivatives                $       -   $   3,652,206   $   3,652,206

Included in the  December  31,  2016 Level 3 fixed  maturities  are  private  asset-backed
securities,   categorized   as   asset-backed   securities,   with   unique   fair   value
considerations.  The private  asset-backed  securities  consist of thirty-four  securities with a par value of $1,673,962 and the fair value of  $1,593,974.  These  securities  were
structured  by  the  Company's   investment   advisor   Guggenheim   Partners   Investment
Management  ("GPIM"),  an  affiliate,   between  2006  and  2009.  The  market  for  these
securities  is very  limited  and,  as a  result,  there  is a lack of  observable  market inputs.  These  securities are supported by invested  assets held in trusts.  The invested
assets  typically  consist  of  a  zero  coupon  U.S.   Government  or  Government  Agency
security  that has a par value and  maturity  equal to the par value and  maturity  of the applicable  asset-backed  security. The interest obligation applicable to these securities is  supported  by the  remaining  assets  held in the  trust.  As a note  holder  in these trusts,  the Company  does not have access to detailed  information  about the  underlying collateral in the trusts.  As such,  the Company makes certain  assumptions  regarding the underlying collateral in order to determine a fair value for these securities.

The Company has  developed  internal  pricing  models to determine  the fair values of the private asset-backed securities.  The internal models use cash flow projections with input
assumptions   consistent   with   market   estimates   for  AA+/Aaa   structured   finance
securities.  The models assume  limited  liquidity and include  assumptions  regarding the collateral  underlying  the interest  obligations  due to the Company's  limited access to information on the collateral.

Quantitative Information Regarding Level 3 Assets and Liabilities

        The following table summarized significant Level 3 Assets and Liabilities:

                                                                           December 31, 2016
                                        --------------------------------------------------------------------------------------------

                                         Fair Value     Valuation Techniques     Unobservable Input      Range (Weighted Average)
                                        -------------  -----------------------   -------------------   -----------------------------

Financial assets:
Fixed maturities:
    Asset backed securities              $ 3,091,756    Discounted cash flow      Spread over swaps     2.13% - 9.25% (4.03%)
                                                                                  Discount rate         2.50% - 15.00% (8.37%)

                                                        Broker Quote              Bid/Mid/Ask Price     84.25 - 101.25 (98.43)

                                                        Recent Trade              Recent trade price    98.81 - 100.00 (99.94)

                                                        Matrix Model              Yield Analysis        3.78% - 8.01% (5.57)

    Corporate securities                   1,028,210    Discounted cash flow      Spread over LIBOR     2.58% - 7.16% (3.53%)
                                                                                  Discount rate         6.75% - 7.75% (7.24%)
                                                                                  Spread over treasury  3.25% - 3.25% (3.25%)

                                                        Matrix model              Yield Analysis        6.34% - 21.70% (9.21)

                                                        Broker Quote              Bid/Mid/Ask Price     84.75 - 115.25 (91.98)

                                                        Matrix model              EBITDA multiple       6.71 - 14.2 (13.22)
                                                                                  EFCF multiple         15.1 - 15.1 (15.1)

                                                        Recent trade              Recent trade price    100.00 - 100.00 (100.00)

                                                        Distressed Pricing        Expected Recovery     2.00 - 46.50 (33.55)

    Reinsurance receivables- embedded
     derivatives from reinsurance ceded:

    Annuity funds withheld and modco         453,455    Total return swap         Mortality             1% - 10% (2%)
                                                                                  Surrender             1% - 23% (9%)
                                                                                  Withdrawal            0% - 71% (5%)
                                                                                  Credited rate         2% - 3% (3%)
                                                                                  Own credit            1.53%

    Indexed annuity products ceded           724,830    Discounted cash flow      Lapse                 50%
                                                                                  Withdrawal            20%
                                                                                  Credit risk           1.09%

Financial liabilities:
Policyholder account balances
    Indexed life and annuity
      embedded derivatives                 3,921,846    Discounted cash flow      Mortality             -10% - +20% (2%)
                                                                                  Lapse                 -10% - +50% (47%)
                                                                                  Withdrawal            0% - 20% (18%)
                                                                                  Credit risk           1.09% - 1.26% (1.10%)

Financial assets:
Fixed maturities:
    Asset backed securities              $ 2,608,425    Discounted cash flow      Spread over swaps     2.18% - 11.58% (3.81%)
                                                                                  Spread over LIBOR     2.50% - 3.89% (2.65%)
                                                                                  Discount rate         3.53% - 20% (8.40%)

                                                        Recent Trade              Recent trade price    100.00 - 100.00 (100.00)

                                                        Net Asset Value           Net asset value       120.00 - 120.00 (120.00)

    Corporate securities                     932,756    Discounted cash flow      Spread over LIBOR     1.95% - 7.51% (3.36%)
                                                                                  Discount rate         6.95% - 31.76% (10.44%)
                                                                                  Spread over treasury  2.10% - 3.80% (3.48%)

                                                        Call Date                 Near Call Date        100.00% - 102.00% (100.77%)

                                                        Matrix model              EBITDA multiple       7.0 - 22.8 (11.47)

                                                        Recent trade              Recent trade price    29.37 - 100 (75.89)

    Reinsurance receivables- embedded
     derivatives from reinsurance ceded:

    Annuity funds withheld and modco         361,718    Total return swap         Mortality             1% - 10% (2%)
                                                                                  Surrender             1% - 23% (9%)
                                                                                  Withdrawal            0% - 71% (5%)
                                                                                  Credited rate         2% - 3% (3%)
                                                                                  Own credit            1.53%

    Indexed annuity products ceded           765,194    Discounted cash flow      Lapse                 50%
                                                                                  Withdrawal            20%
                                                                                  Credit risk           1.53%

Financial liabilities:
Policyholder account balances
    Indexed life and annuity
     embedded derivatives                  3,652,206    Discounted cash flow      Mortality             0% - 20% (1%)
                                                                                  Lapse                 20% - 50% (48%)
                                                                                  Withdrawal            0% - 20% (19%)
                                                                                  Credit risk           1.53% - 1.71% (1.54%)

        The changes in financial  instruments  measured at fair value,  excluding  accrued interest  income,  for which  Level 3 inputs  were used to  determine  fair  value during 2016 and 2015 are as follows:

                                                                 December 31, 2016
                                                ------------------------------------------------------
                                                                   Realized and
                                                             Unrealized Gains (Losses)
                                                             -------------------------
                                                 Beginning   Included in  Included in
                                                  Balance    Net Income       OCI        Purchases
                                                ------------ ------------ ------------ --------------

Financial assets (carried at fair value):
Fixed maturities:
Municipal securities                                    $ -          $ -          $ -            $ -
Corporate securities                                932,756      (31,836)     131,682        290,944
Residential mortgage-backed securities               85,676            -          887              -
Commercial mortgage-backed securities                12,099            -      (12,013)         2,348
Asset-backed securities                           2,608,425      (17,131)      36,734        595,016
Other debt obligations                              160,854            7       (1,891)        40,980
                                                ------------ ------------ ------------ --------------
Total fixed maturities                            3,799,810      (48,960)     155,399        929,288

Equity securities:
Financial services                                    4,171        4,666            -              -
Other                                                15,510      (20,115)       7,263            529
                                                ------------ ------------ ------------ --------------
Total equity securities                              19,681      (15,449)       7,263            529

Reinsurance receivables - embedded
derivatives from reinsurance ceded
Indexed annuity products ceded                      765,194       32,264            -              -
Annuity funds withheld and modco                    361,718       91,737            -              -
                                                ------------ ------------ ------------ --------------
Total reinsurance receivables                     1,126,912      124,001            -              -

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
life and annuity embedded derivatives (B)         3,652,206     (398,045)           -              -

(A) Included in the transfers in and/or out column above is $253,370 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2016 and $202,679 of securities priced using unobservable data at December 31, 2015 that were valued by a pricing service using observable market data at December 31, 2016.

(B) Excludes host accretion and the timing of crediting index credits to policyholder, which are included in interest credited to policyholder account balances in the consolidated statements of income.

                                                                 December 31, 2016
                                                -------------------------------------------------------

                                                                              Transfers in

                                                               Issuances and  and/or out of   Ending
                                                    Sales      Settlements    Level 3 (A)    Balance
                                                 ------------  -------------  ------------- -----------

Financial assets (carried at fair value):
Fixed maturities:
Municipal securities                                     $ -            $ -       $ 41,660    $ 41,660
Corporate securities                                (258,448)             -        (36,888)  1,028,210
Residential mortgage-backed securities               (19,513)             -        (67,050)          -
Commercial mortgage-backed securities                   (113)             -         45,348      47,669
Asset-backed securities                             (189,565)             -         58,277   3,091,756
Other debt obligations                               (25,970)             -          9,344     183,324
                                                 ------------  -------------  ------------- -----------
Total fixed maturities                              (493,609)             -         50,691   4,392,619

Equity securities:
Financial services                                    (8,837)             -              -           -
Other                                                      -              -              -       3,187
                                                 ------------  -------------  ------------- -----------
Total equity securities                               (8,837)             -              -       3,187

Reinsurance receivables - embedded
derivatives from reinsurance ceded
Indexed annuity products ceded                             -        (72,628)             -     724,830
Annuity funds withheld and modco                           -              -              -     453,455
                                                 ------------  -------------  ------------- -----------
Total reinsurance receivables                              -        (72,628)             -   1,178,285

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
life and annuity embedded derivatives (B)                  -        128,405              -   3,921,846

(A) Included in the transfers in and/or out column above is $253,370 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2016 and $202,679 of securities priced using unobservable data at December 31, 2015 that were valued by a pricing service using observable market data at December 31, 2016.

(B) Excludes host accretion and the timing of crediting index credits to policyholder, which are included in interest credited to policyholder account balances in the consolidated statements of income.

                                                                December 31, 2015
                                                -------------------------------------------------------
                                                                   Realized and
                                                             Unrealized Gains (Losses)
                                                             -------------------------
                                                 Beginning   Included in  Included in
                                                  Balance    Net Income       OCI        Purchases
                                                ------------ ------------ ------------ --------------

Financial assets (carried at fair value):
Fixed maturities:
Municipal securities                               $  4,237      $     -     $   (122)      $      -
Corporate securities                                813,167      (13,127)         445        447,071
Residential mortgage-backed securities              122,039          454         (150)             -
Commercial mortgage-backed securities                 8,415            -          159         12,099
Asset-backed securities                           2,885,885      (24,764)     (36,476)       333,208
Other debt obligations                              183,030          136       (3,319)             -
                                                ------------ ------------ ------------ --------------
Total fixed maturities                            4,016,773      (37,301)     (39,463)       792,378

Equity securities:
Financial survives                                    7,661            -       (3,490)             -
Other                                                 1,631       (2,692)      (7,038)        23,641
                                                ------------ ------------ ------------ --------------
Total equity securities                               9,292       (2,692)     (10,528)        23,641

Reinsurance receivables - embedded
derivatives from reinsurance ceded
Indexed annuity products ceded                      891,676     (127,401)           -              -
Annuity funds withheld and modco                    300,017      (12,552)           -              -
                                                ------------ ------------ ------------ --------------
Total reinsurance receivables                     1,191,693     (139,953)           -              -

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
life and annuity embedded derivatives (B)         3,891,058      510,590            -              -

(A) Included in the transfers in and/or out column above is $8,558 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2015 and $409,051 of securities priced using unobservable data at December 31, 2014 that were valued by a pricing service using observable market data at December 31, 2015.

(B) Excludes host accretion and the timing of crediting index credits to policyholder, which are included in interest credited to policyholder account balances in the consolidated statements of income.

                                                                  December 31, 2015
                                                --------------------------------------------------------

                                                                               Transfers in

                                                                Issuances and  and/or out of   Ending
                                                     Sales      Settlements    Level 3 (A)    Balance
                                                  ------------  -------------  ------------- -----------

Financial assets (carried at fair value):
Fixed maturities:
Municipal securities                                 $      -       $      -     $   (4,115)        $ -
Corporate securities                                 (118,542)             -       (196,258)    932,756
Residential mortgage-backed securities                (29,601)             -         (7,066)     85,676
Commercial mortgage-backed securities                    (268)             -         (8,306)     12,099
Asset-backed securities                              (364,680)             -       (184,748)  2,608,425
Other debt obligations                                (18,993)             -              -     160,854
                                                  ------------  -------------  ------------- -----------
Total fixed maturities                               (532,084)             -       (400,493)  3,799,810

Equity securities:
Financial survives                                          -              -              -       4,171
Other                                                     (32)             -              -      15,510
                                                  ------------  -------------  ------------- -----------
Total equity securities                                   (32)             -              -      19,681

Reinsurance receivables - embedded
derivatives from reinsurance ceded
Indexed annuity products ceded                              -            919              -     765,194
Annuity funds withheld and modco                            -         74,253              -     361,718
                                                  ------------  -------------  ------------- -----------
Total reinsurance receivables                               -         75,172              -   1,126,912

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
life and annuity embedded derivatives (B)                   -       (271,738)             -   3,652,206

(A) Included in the transfers in and/or out column above is $8,558 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2015 and $409,051 of securities priced using unobservable data at December 31, 2014 that were valued by a pricing service using observable market data at December 31, 2015.

(B) Excludes host accretion and the timing of crediting index credits to policyholder, which are included in interest credited to policyholder account balances in the consolidated statements of income.

        The total gains  (losses)  included in earnings  related to financial  instruments categorized  at Level 3 still  held at  December  31,  2016,  2015 and 2014 are as follows:

                                                                2016         2015          2014
                                                             ------------ ------------ --------------
Financial assets (carried at fair value):
Fixed maturities:
Corporate securities                                           $ (31,836)   $ (13,127)   $   (47,602)
Asset-backed securities                                          (17,131)        (356)             -
Other debt obligations                                                 7           38             35
                                                             ------------ ------------ --------------
Total fixed maturities                                           (48,960)     (13,445)       (47,567)
                                                             ------------ ------------ --------------

Equity securities
Other                                                            (20,115)      (2,721)        (5,577)
                                                             ------------ ------------ --------------
Total equity securities                                          (20,115)      (2,721)        (5,577)
                                                             ------------ ------------ --------------

Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                                    32,264     (127,401)         1,955
Annuity funds withheld and modco                                  91,737      (12,552)        86,201
                                                             ------------ ------------ --------------
Total reinsurance receivables                                    124,001     (139,953)        88,156

Financial liabilities (carried at fair value):
Policy account balances - indexed life and
annuity embedded derivatives                                    (398,045)     510,590         22,612

        The following  table shows the  investments  which are included in other  invested assets  (primarily  limited  partnerships  and private equity  investments) in the consolidated balance sheets:

                                  December 31, 2016                December 31, 2015
                             ------------------------------   ------------------------------
                                 Fair          Unfunded           Fair          Unfunded
                                 Value         Commitments        Value        Commitments
                             --------------  -------------------------------  --------------

Fixed income                     $ 586,829        $ 57,623        $ 694,439        $ 64,387
Private equity                     186,414         265,883           78,685         242,261
Real estate                         37,050          25,033            8,959          14,560
Residual equity                          -               -           61,734               -
Other                               23,317               -           25,779               -
                             --------------  --------------   --------------  --------------

                                 $ 833,610       $ 348,539        $ 869,596       $ 321,208
                             ==============  ==============   ==============  ==============

        Limited  partnership  interests are not  redeemable at specific time periods.  The
        Company   receives   periodic   distributions   from   these   investments   while
        maintaining the investment for the long-term.

4.      INVESTMENTS AND NET INVESTMENT INCOME

        Available-for-sale securities

        The  amortized  cost,  gross  unrealized   gains,   gross  unrealized  losses  and
        estimated  fair value of fixed  maturities  and equity  securities  classified  as available-for-sale at December 31, 2016 and 2015 are as follows:

                                                      December 31, 2016
                                  ----------------------------------------------------------
                                                    Gross          Gross        Estimated
                                   Amortized      Unrealized     Unrealized        Fair
                                      Cost          Gains          Losses         Value
                                  -------------  -------------  -------------  -------------
Fixed maturities
   U.S. government
   and agencies                     $3,954,246      $ 137,008      $ 101,238     $3,990,016
   Municipal securities              5,096,928        497,917        107,604      5,487,241
   Corporate securities             15,176,050        768,623        202,312     15,742,361
   Residential mortgage-
   backed securities                 3,477,395        238,861         36,974      3,679,282
   Commercial mortgage-
   backed securities                 2,328,129         21,531         42,594      2,307,066
   Asset-backed securities          11,453,114        162,992        183,783     11,432,323
   Other debt obligations              173,503         11,916            342        185,077
                                  -------------  -------------  -------------  -------------
   Total fixed maturities           41,659,365      1,838,848        674,847     42,823,366

Equity securities
   Financial services                  219,539          6,031          3,312        222,258
   Other                               177,002         10,115            155        186,962
                                  -------------  -------------  -------------  -------------
   Total equity securities             396,541         16,146          3,467        409,220
                                  -------------  -------------  -------------  -------------

   Total available-for-sale       $ 42,055,906     $1,854,994      $ 678,314   $ 43,232,586
                                  =============  =============  =============  =============

                                                      December 31, 2015
                                  ----------------------------------------------------------
                                                    Gross          Gross        Estimated
                                   Amortized      Unrealized     Unrealized        Fair
                                      Cost          Gains          Losses         Value
                                  -------------  -------------  -------------  -------------
Fixed maturities
   U.S. government
   and agencies                     $3,212,023      $ 162,258      $  26,896     $3,347,385
   Municipal securities              4,211,693        588,124          8,826      4,790,991
   Corporate securities             14,347,534        727,302        265,764     14,809,072
   Residential mortgage-
   backed securities                 2,779,952        235,717         21,731      2,993,938
   Commercial mortgage-
   backed securities                 1,791,474         37,667         25,462      1,803,679
   Asset-backed securities           8,506,177        134,011        188,077      8,452,111
   Other debt obligations              159,762         13,735            177        173,320
                                  -------------  -------------  -------------  -------------
   Total fixed maturities           35,008,615      1,898,814        536,933     36,370,496

Equity securities
   Financial services                  197,508         11,080          1,231        207,357
   Other                               203,728         84,269          8,931        279,066
                                  -------------  -------------  -------------  -------------
   Total equity securities             401,236         95,349         10,162        486,423
                                  -------------  -------------  -------------  -------------

   Total available-for-sale       $ 35,409,851     $1,994,163      $ 547,095   $ 36,856,919
                                  =============  =============  =============  =============

        The  amortized  cost  and  estimated  fair  value  of   available-for-sale   fixed
        maturities  at December  31, 2016 and 2015,  by  contractual  maturity,  are shown
        below.  Expected  maturities  may  differ  from  contractual   maturities  because
        borrowers  may have the right to call or prepay  obligations  with or without call or prepayment penalties:

                                                        2016                         2015
                                              ---------------------------  ----------------------------
                                               Amortized     Estimated      Amortized      Estimated
                                                  Cost       Fair Value        Cost        Fair Value
                                              ------------- -------------  -------------  -------------

Due in one year or less                        $   211,485   $   217,354    $   208,041    $   211,774
Due after one year through five years            3,761,239     3,994,816      3,124,202      3,328,072
Due after five years through ten years           6,824,002     7,075,507      7,034,055      7,198,797
Due after ten years                             15,588,221    16,092,093     12,726,657     13,528,483
Securities not due at a single maturity date
  (primarily mortgage-backed securities)        15,274,418    15,443,596     11,915,660     12,103,370
                                              ------------- -------------  -------------  -------------

Total fixed maturities                        $ 41,659,365  $ 42,823,366   $ 35,008,615   $ 36,370,496
                                              ============= =============  =============  =============

        Gross unrealized losses

        The Company's  gross  unrealized  losses and fair value on its  available-for-sale securities,  aggregated by investment  category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

                                                                      December 31, 2016
                                  --------------------------------------------------------------------------------------------
                                       Less than 12 months             12 months or more                    Total
                                  ------------------------------  ----------------------------  ------------------------------
                                                      Gross                          Gross                          Gross
                                       Fair         Unrealized        Fair        Unrealized         Fair         Unrealized
                                      Value           Losses          Value         Losses          Value           Losses
                                  ---------------  -------------  --------------  ------------  ---------------  -------------
Fixed maturities:
U.S. government
and agencies                       $   1,576,756     $   94,553    $    368,417    $    6,685    $   1,945,173     $  101,238
Municipal securities                     933,128        103,043         141,657         4,561        1,074,785        107,604
Corporate securities                   2,630,177        121,697       2,189,772        80,615        4,819,949        202,312
Residential mortgage-
backed securities                        661,005         18,379         372,976        18,595        1,033,981         36,974
Commercial mortgage-
backed securities                        880,275         30,101         479,309        12,493        1,359,584         42,594
Asset-backed securities                2,511,983         33,801       3,978,311       149,982        6,490,294        183,783
Other debt obligations                    41,487             53          11,614           289           53,101            342
                                  ---------------  -------------  --------------  ------------  ---------------  -------------
Total fixed maturities                 9,234,811        401,627       7,542,056       273,220       16,776,867        674,847

Equity securities:
Financial services                        14,958            216          37,601         3,096           52,559          3,312
Other                                      6,218            155               -             -            6,218            155
                                  ---------------  -------------  --------------  ------------  ---------------  -------------
Total equity securities                   21,176            371          37,601         3,096           58,777          3,467
                                  ---------------  -------------  --------------  ------------  ---------------  -------------

Total available-for-sale           $   9,255,987     $  401,998   $   7,579,657    $  276,316   $   16,835,644     $  678,314
                                  ===============  =============  ==============  ============  ===============  =============

                                                                       December 31, 2015
                                  --------------------------------------------------------------------------------------------
                                       Less than 12 months             12 months or more                    Total
                                  ------------------------------  ----------------------------  ------------------------------
                                                      Gross                          Gross                          Gross
                                       Fair         Unrealized        Fair        Unrealized         Fair         Unrealized
                                      Value           Losses          Value         Losses          Value           Losses
                                  ---------------  -------------  --------------  ------------  ---------------  -------------
Fixed maturities:
U.S. government
and agencies                        $    683,649     $   13,504    $    396,868    $   13,392    $   1,080,517     $   26,896
Municipal securities                     380,318          7,689          49,438         1,137          429,756          8,826
Corporate securities                   3,979,847        152,794       1,259,222       112,970        5,239,069        265,764
Residential mortgage-
backed securities                        260,689          2,841         360,685        18,890          621,374         21,731
Commercial mortgage-
backed securities                        416,747         12,982         336,270        12,480          753,017         25,462
Asset-backed securities                3,801,619        107,341       2,246,636        80,736        6,048,255        188,077
Other debt obligations                     7,367              -          17,366           177           24,733            177
                                  ---------------  -------------  --------------  ------------  ---------------  -------------
Total fixed maturities                 9,530,236        297,151       4,666,485       239,782       14,196,721        536,933

Equity securities:
Financial services                        29,218            661          13,749           570           42,967          1,231
Other                                     43,661          7,376          53,629         1,555           97,290          8,931
                                  ---------------  -------------  --------------  ------------  ---------------  -------------
Total equity services                     72,879          8,037          67,378         2,125          140,257         10,162
                                  ---------------  -------------  --------------  ------------  ---------------  -------------

Total available-for-sale           $   9,603,115     $  305,188   $   4,733,863    $  241,907   $   14,336,978     $  547,095
                                  ===============  =============  ==============  ============  ===============  =============

        At  December  31,  2016,  the Company  held 9,685  positions  in fixed  income and equity  securities.  The above table includes  1,410  securities of 928 issuers as of December  31,  2016.  At December 31,  2016,  95% of the  unrealized  losses on
        fixed  maturities  were  securities  rated  investment  grade.   Investment  grade
        securities  are  defined as those  securities  rated AAA through BBB - by Standard
        & Poor's.  At December 31, 2016, 5% of the unrealized  losses on fixed  maturities were on securities rated below investment  grade.  Equity  securities in the above table  consist  primarily  of  non-redeemable  preferred  stocks  and an  exchange listed  common stock.  These  securities  are reviewed for  impairment in the same manner as the fixed income  securities.  At December  31,  2016,  fixed income and equity  securities  in an  unrealized  loss  position  had  fair  value  equal  to approximately 96% of amortized cost.

        The  following  summarizes  the  unrealized  losses by  investment  category as of
        December 31, 2016.

        U.S. Government and agencies

        The U. S.  government  and agencies  represents  15% of the  unrealized  losses at
        December 31, 2016.  The total  unrealized  losses in this category have  increased at  December  31, 2016  compared  to December  31,  2015.  The  unrealized  losses are applicable to securities  with yields lower than the market yield available on similar  securities  at December 31, 2016.  The table above  indicates  93% of the unrealized  losses have been in an  unrealized  loss position for twelve months or less.  Interest  rates  declined  sharply in early 2016 and  remained  low for the majority  of the year  before  increasing  sharply  late in the year.  Significant purchases  were made in this  category in 2016  during the period of low  interest rates and those securities are now at unrealized  losses due to the rise in market interest  rates  late in the  year.  At  this  time  the  Company  believes  these impairments  are  temporary  and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost.

        Municipal securities

        The  municipal  category,  which  represents  16%  of  the  unrealized  losses  at
        December  31,  2016,  includes  bonds  issued by state and local  governments  and school  district tax credit bonds.  The total  unrealized  losses in this category have  increased  significantly  at  December  31, 2016  compared  to December  31,
        2015.  Interest  rates  declined  sharply in early 2016 and  remained  low for the majority  of the year  before  increasing  sharply  late in the year.  Significant purchases  were made in this  category in 2016  during the period of low  interest rates and those securities are now at unrealized  losses due to the rise in market interest  rates  late in the year.  In  addition,  the fair  values  of  municipal securities declined in late 2016 due to market participants  pricing in the impact of potential  federal  corporate  and  individual  tax rate  reductions,  which if enacted  would  impact  the value of the  tax-exempt  status of  municipal  bonds.
        The  Company did not  recognize  any  impairment  losses on  municipal  securities
        during  2016.  The  Company   recognized   impairment   losses  of  $7,224  during
        2015  on  certain   securities   backed  by  sales  tax  revenues  issued  by  the
        Commonwealth  of Puerto Rico.  The impaired  securities are not in default but the
        Company  has  recognized  the  impairment  losses due to  concerns  related to the length of time anticipated to resolve the rights of the variance  creditors of the
        Commonwealth.  The Company  does not believe  there will be  significant  defaults in this sector in the short or long-term.  With the exception of the  Commonwealth of Puerto Rico  securities  previously  discussed,  the  Company  believes it will receive  all amounts  contractually  due and it does not intend or believe it will be  required  to sell  these  securities  prior to  recovery  of  amortized  cost, therefore additional impairment losses have not been recognized in this sector.

        Corporate securities

        Corporate  securities  represent  the  largest  category of  unrealized  losses at
        December 31, 2016  representing  30% of unrealized  losses.  The total  unrealized
        losses  in  this   category   have   decreased   modestly  at  December  31,  2016
        compared   to   December   31,   2015.    The   Company    recognized    corporate
        securities   impairment  losses  of  $46,182  and  $58,748  for  the  years  ended
        December  31,  2016 and  2015,  respectively.  The  impairment  losses  recognized
        in  2016  were  primarily  related  to  energy  and  a  specialty  retailer.   The
        impairment  losses   recognized  in  2015  were  primarily  energy  related.   The
        non-energy  related  impairment  losses  were  primarily  attributable  to several private  bank loans.  The  Company has  reviewed  the other  unrealized  losses in the corporate  securities  sector and believes the  impairments  are temporary and the  Company  does not intend to sell or believe it will be required to sell these securities before recovery of each security's amortized cost.

        Residential mortgage-backed securities ("RMBS")

        The  unrealized  losses  on RMBS,  which  represents  5% of  unrealized  losses at
        December  31,  2016,  are  concentrated  in  the  non-agency   sector.  The  total
        unrealized  losses in this category have  increases  slightly at December 31, 2016
        compared  to  December  31,  2015.   About  half  of  the  unrealized   losses  at
        December  31,  2015 are in the  twelve  months or less  category.  The  unrealized losses in the  twelve  months or more  category  declined  slightly  during  2016.
        Interest  rates  declined  sharply in early 2016 and remained low for the majority of the year before  increasing  sharply late in the year.  Purchases  were made in this  category  in  2016  during  the  period  of low  interest  rates  and  those securities are now at unrealized  losses due to the rise in market  interest rates late in the year.  The  Company  performs  various  stress  tests on the cash flow projections  for these  securities  and in situations  where it is determined  the projected  cash flows  cannot  support the  contractual  amounts due the  Company, an impairment  loss is  recognized.  In situations  where the projected cash flows indicate  the Company  will  receive the amounts it is  contractually  due and the
        Company  does not intend or believe it will be required  to sell these  securities before recovery of its amortized  cost, an impairment loss is not recognized.  The
        Company   recognized  no  impairment   losses  on  RMBS  during  the  years  ended
        December 31, 2016 and 2015.

        Commercial mortgage-backed securities ("CMBS")

        The  unrealized  losses  on CMBS,  which  represents  6% of  unrealized  losses at
        December 31,  2016,  are  primarily  attributable  to  illiquidity  applicable  to
        certain  securities  in  that  sector  and  credit  spread  widening.   The  total
        unrealized  losses in this category have  increased  slightly at December 31, 2016
        compared   to   December   31,   2015.   The   Company   has   reviewed    payment
        performance,  delinquency  rates,  and credit  enhancements  within  the  security structures  and  monitored  the  credit  ratings  of all its  CMBS  holdings.  The
        Company  has  performed  cash flow  projection  analyses on all of its CMBS and in
        those   situations   where  it  appears  the  Company  will  receive  all  amounts contractually  due and it does not intend to sell or  believe it will be  required to sell these  securities  prior to recovery of amortized cost, an impairment loss is not recognized.

        Asset-backed securities ("ABS")

        The  unrealized  losses  in ABS,  which  represents  27% of  unrealized  losses at
        December  31, 2016,  are  primarily  related to  collateralized  debt  obligations backed by various  consumer and  commercial  finance  loans.  This  category  also
        includes  structured  notes  backed  by  diversified  investment  portfolios.   In
        addition,  the Company has  recognized  unrealized  losses  applicable  to private
        ABS securities  within this category,  which losses are primarily  included in the less than twelve  months  category.  The  unrealized  losses are  primarily due to wide credit  spreads in this  sector,  particularly  related to private  ABS.  The unrealized  losses in this category have  decreased  slightly at December 31, 2016 compared  to  December  31,  2015,  but  generally  shifted  from the less than 12 month to the 12 months or more categories  primarily as a result of persistency in
        2016  of  the  credit   spreads  which  had  widened   during  2015.  The  Company
        stress  tests  the  projected  cash  flows  of its ABS and  recognizes  impairment losses in situations where the testing  indicates the Company will not receive all amounts  contractually due from the securities.  This category also includes fixed
        income  securities  containing  embedded   derivatives.   The  Company  recognized
        ABS  impairment  losses  of $0  and  $10,870  for  the  year  ended  December  31,
        2016 and 2015,  respectively.  In those  situations  where it appears  the Company will  receive all amounts  contractually  due and it does not intend or believe it will be required to sell these  securities prior to recovery of amortized cost, an impairment loss is not recognized.

        Other debt obligations

        This category,  which  represents  well under 1% of unrealized  losses at December
        31, 2016,  primarily  consists of credit tenant loans.  The  unrealized  losses in this category are the result of concerns  regarding  the credit  worthiness of the building tenants and illiquidity in this market sector.  The unrealized  losses on these  securities  have  increased  slightly  during the year ended  December  31,
        2016  compared  to the  unrealized  losses  at  December  31,  2015.  The  Company monitors the  creditworthiness  of the obligors and recognizes  impairment  losses in  situations  where it is  determined  the Company  will not receive all amounts contractually  due from the securities.  In those  situations where it appears the
        Company  will  receive  all  amounts  contractually  due and it does not intend or believe  it will be  required  to sell  these  securities  prior  to  recovery  of amortized cost, an impairment loss is not recognized.

        Equity securities

        This  category  represents  1% of  unrealized  losses at December  31,  2016.  The total  unrealized  losses in this  category  have  decreased  at December 31, 2016
        compared  to  December  31,  2015.  During  2016,   impairment  losses  recognized
        by the  Company  were  comprised  of a  preferred  equity  position  of an  energy company,  a common  equity  position of a  publically  listed  financial  services company and a common equity  position of a specialty  retailer.  During 2015,  the
        Company   recognized   impairment  losses  on  two  common  equity  securities  of
        $36,474.  The losses were  recognized  on one publicly  listed  financial  service company  and one  one-publicly  traded  retail  company.  The  Company  recognized total  impairment  losses of $37,251 and $43,620  applicable to equity  securities for the years ended December 31, 2016 and 2015, respectively.

        Other-than-temporary impairments

        As a  result  of the  Company's  review  of OTTI  of  investment  securities,  the
        Company  recorded  net  impairment  losses  recognized  in earnings  during  2016,
        2015 and 2014, as summarized in the following table:

                                                            2016          2015          2014
                                                        ------------  ------------  ------------

        Municipals                                              $ -       $ 7,224           $ -
        Corporate securities                                 46,182        58,748        46,808
        Asset-backed securities                                   -        10,870           646
        Preferred stock                                       9,248         5,848         5,577
        Common stock                                         28,003        37,772             -
                                                        ------------  ------------  ------------

        Net impairment loss recognized in earnings         $ 83,433     $ 120,462      $ 53,031
                                                        ============  ============  ============

        The  Company  holds no fixed  maturities  for which a  non-credit  portion of OTTI impairment was recognized in OCI.

        Net investment income and investment gains (losses)

        The  major   categories  of  investment   income  reflected  in  the  consolidated
        statements of income are summarized as follows:

                                                  2016            2015            2014
                                              --------------  --------------  --------------
Gross investment income
    Fixed maturities                          $   1,569,621   $   1,480,204   $   1,434,576
    Equity securities                                19,923          23,312          23,139
    Mortgage loans                                  194,833         158,294         109,123
    Policy loans                                     24,233          23,270          23,719
    Short-term investments                            3,468           4,102           3,845
    Derivative instruments                         (104,124)        (40,281)        149,267
    Other invested assets                            47,674         (22,906)         32,993
                                              --------------  --------------  --------------
            Total gross investment income         1,755,628       1,625,995       1,776,662

Less: Investment expenses                            49,186          50,096          50,954
                                              --------------  --------------  --------------

            Net investment income             $   1,706,442   $   1,575,899   $   1,725,708
                                              ==============  ==============  ==============

        Investment  expenses  primarily  consist  of  investment  advisor  fees and  other expenses related to the administration of investments.

        The major categories of realized  investment  gains and (losses)  reflected in the consolidated statements of income are summarized as follows:

                                                2016            2015            2014
                                           --------------  --------------  --------------

Fixed maturities                             $    96,182    $    125,077    $    241,840
Equity securities                                 96,217         (13,716)         (4,806)
Mortgage loans                                      (103)           (742)             36
Real estate                                            -             805               -
Short-term investments                                13             (37)             22
Other invested assets                                  -          12,055               -
                                           --------------  --------------  --------------
        Net realized investment gains       $    192,309    $    123,442    $    237,092
                                           ==============  ==============  ==============

        Proceeds from the sale of  available-for-sale  securities  and the gross  realized gains and losses on these sales (prior to gains  (losses)  ceded to reinsurer  and excluding  OTTI losses,  maturities,  calls,  exchanges  and  prepayments)  during
        2016, 2015 and 2014 were as follows:

                               2016                      2015                      2014
                            ------------------------  ------------------------  -----------------------
                               Fixed       Equity        Fixed       Equity       Fixed       Equity
                            Maturities    Securities  Maturities   Securities   Maturities   Securities
                            ------------  ----------  ------------ -----------  -----------  ----------

Proceeds from sales         $ 3,829,702   $ 105,347   $ 3,008,856   $  92,378   $ 3,438,655   $  8,194
Gross realized gains             88,556      91,014       102,889       3,701      212,178         847
Gross realized losses           (30,563)          -       (29,415)          -      (25,413)       (487)

        Mortgage Loans

        The carrying  value and related loan loss allowance of the mortgage loan portfolio is as follows:

                                                                   2016               2015
                                                             -----------------    --------------

           Carrying value                                       $ 4,565,690        $ 4,412,801
           Loan loss allowance                                       (1,934)            (1,000)
                                                             -----------------    --------------

           Carrying value, net of allowance                     $ 4,563,756        $ 4,411,801
                                                             =================    ==============

        The  following  table  includes a breakdown  of the  Company's  mortgage  loans by property type as of December 31:

                                                 2016                                           2015
                          -------------------------------------------     -----------------------------------------
                              Carrying Value              Percent             Carrying Value            Percent
                          ------------------------     --------------     -----------------------     -------------

Office                          $ 1,809,697                 40%                $ 1,739,848                39%
Retail                            1,176,162                 26%                  1,190,865                27%
Multi-family                        715,886                 16%                    696,859                16%
Industrial                          338,766                  7%                    258,813                 6%
Hotel                               272,437                  6%                    304,097                 7%
Other                               127,388                  3%                    136,165                 3%
Medical                             104,981                  2%                     65,939                 1%
Residential                          20,373                  0%                     20,215                 0%
                          ------------------------     --------------     -----------------------     -------------

                                $ 4,565,690                100%                $ 4,412,801                100%
                          ========================     ==============     =======================     =============

        Mortgage loans by geographic locations are as follows as of December 31:

                                              2016                                           2015
                          -------------------------------------------     -----------------------------------------
                              Carrying Value              Percent             Carrying Value            Percent
                          ------------------------     --------------     -----------------------     -------------

South Atlantic                  $ 1,295,523                 29%                 $ 1,278,279                29%
Pacific                           1,058,341                 23%                     997,990                23%
Middle Atlantic                     637,455                 14%                     610,890                14%
Mountain                            556,912                 12%                     542,997                12%
West South Central                  375,931                  8%                     346,204                 8%
East North Central                  289,919                  6%                     259,532                 6%
New England                         256,800                  6%                     192,300                 4%
West North Central                   44,940                  1%                      47,722                 1%
East South Central                   49,869                  1%                      51,410                 1%
Other                                     -                  0%                      85,477                 2%
                          ------------------------     --------------     -----------------------     -------------

                                $ 4,565,690                100%                 $ 4,412,801               100%
                          ========================     ==============     =======================     =============

        The  Company's   mortgage  loans  by  origination   year  are  as  follows  as  of
        December 31:

                                       Carrying Value              Percent
                                     --------------------      ---------------

2016                                  $          461,520              10%
2015                                           1,619,190              36%
2014                                           1,171,043              26%
2013                                             661,909              14%
2012 and prior                                   652,028              14%
                                     --------------------      -------------
Total                                 $        4,565,690             100%
                                     ====================      =============

        The  Company  has   outstanding   commitments  on  mortgage  loans  of  $7,281  at
        December 31, 2016.

        Any loan  delinquent  on  contractual  payments is considered  non-performing.  At
        December  31,  2016  there  were  no  non-performing   commercial   mortgage  loan
        that  were  over 90  days  past  due on  contractual  payments.  At  December  31,
        2015  there  was one  non-performing  loan  over 90 days  past due on  contractual payments.

        Mortgage loans  equivalent  ratings are based on the expected loss of the security
        rather than the  probability of defaults.   Looking at the financial  condition of
        the borrower to make  required  payments,  including  the value of the  underlying collateral,  the  market in which the  collateral  is  operating  and the level of
        associated debt.   Information  regarding the Company's credit quality  indicators for its recorded investment in mortgage loans, gross of valuation  allowances,  as of December 31, 2016 and December 31, 2015 is as follows:

                                                     December 31, 2016                 December 31, 2015
                                              --------------------------------  ---------------------------------
                                                 Carrying                          Carrying
                                                  Value          % of Total          Value         % of Total
                                              ---------------  ---------------  ---------------- ----------------
Internal credit risk grade:
High quality                                     $ 3,781,443              83%       $ 4,021,773              91%
Medium quality                                       411,183               9%           341,904               8%
Low quality                                          352,691               8%                 -               0%
Watch list                                                 -               0%                 -               0%
Residential - unrated                                 20,373               0%            20,215               0%
In or near default                                         -               0%            28,909               1%
                                              ---------------  ---------------  ---------------- ----------------
Total mortgage loans                             $ 4,565,690             100%       $ 4,412,801             100%
                                              ===============  ===============  ================ ================

        Information  regarding  the  Company's  loan  to  value  ratio  for  its  recorded investment  in  mortgage  loans,  gross of  valuation  allowances,  as of December
        31, 2016 and December 31, 2015 is as follows:

                                                     December 31, 2016                 December 31, 2015
                                              --------------------------------  ---------------------------------
                                                 Carrying                          Carrying
                                                  Value          % of Total          Value         % of Total
                                              ---------------  ---------------  ---------------- ----------------

Less than 50%                                      $ 110,897               2%         $ 178,318               4%
50% to 60%                                         1,463,689              32%         1,401,808              32%
61% to 70%                                         2,452,500              54%         2,263,699              50%
71% to 80%                                           468,110              10%           427,060              10%
81% to 90%                                            70,494               2%            27,530               1%
91% to 100%                                                -               0%           114,386               3%
                                              ---------------  ---------------  ---------------- ----------------
Total commerical mortgage loans                  $ 4,565,690             100%       $ 4,412,801             100%
                                              ===============  ===============  ================ ================

        The  loan-to-value  ratio is  determined  using the most recent  appraised  value.
        Appraisals  are updated  periodically  when there is an  indication  of a possible significant  collateral  decline  or there  are loan  modifications  or  refinance
        requests.   A  loan-to-value  ratio in excess of 100%  indicates  the unpaid  loan amount exceeds the underlying collateral.

        The Company  reviews  its  mortgage  loans for  impairment  on an on-going  basis.
        It considers such factors as  delinquency  of payments,  decreases in the value of underlying properties,  the financial condition of the mortgagee and the impact of
        general   economic   conditions  in  the   geographic   areas  of  the  properties
        collateralizing  the  mortgages.  Once the  determination  is made that a mortgage loan is impaired,  the primary  consideration  used to determine the amount of the impairment  is the fair  market  value of the  underlying  property.  The  Company assumes it would  receive the proceeds  from the sale of the  underlying  property less  sale  expenses.  The  Company  maintains  an  allowance  for  mortgage  loan losses.  The  allowance is determined  through an analysis of specific  loans that are believed to have a higher risk of credit  impairment.  The  rollforward of the allowance for the years ended December 31, 2016 and 2015 is as follows:

                                                                  2016                2015
                                                            -----------------   -----------------

Balance at beginning of period                                       $ 1,000               $ 258
Allowances established/ provision released                               934               1,000
Charge offs                                                                -                (258)
                                                            -----------------   -----------------

Balance at end of period                                             $ 1,934             $ 1,000
                                                            =================   =================

        Charge offs include the amount of loss  resulting from writing  specific  mortgage loans to fair value and loans  which were  satisfied  by taking  ownership  of the real  estate.  When the real  estate is taken it is recorded at its fair value and the mortgage loan is recorded as fully paid.  Provision  released is applicable to loans determined to no longer require an allowance.

        During  the  year  ended  December  31,  2016,  there  were no  mortgages  written down to fair value.  There were no  allowance  charge offs related to a commercial mortgage  for 2016.  During  the year  ended  December  31,  2015,  there  were no mortgages  written  down to fair value.  The amount of  allowance  charge offs was
        $258   during  the  year  ended   December   31,   2015.   The   Company  did  not
        restructure  any  mortgage  loans  during the years  ended  December  31, 2016 and
        2015.

        The  Company  took  ownership  of one piece of real  estate in 2016.  The  company did not take  ownership of any real estate in 2015.  Real estate is a component of other invested assets in the consolidated balance sheets.

        The following table summarizes the activity in real estate owned which was obtained in satisfaction of mortgage loans on real estate:

                                                                  2016                2015
                                                            -----------------   -----------------

Real estate owned at beginning of period                                 $ -             $ 4,900
Real estate acquired in satisfaction of mortgage loans                23,651                   -
Sales                                                                      -              (5,705)
Gain on sale of real estate                                                -                 805
                                                            -----------------   -----------------

Real estate owned at end of period                                  $ 23,651                 $ -
                                                            =================   =================

        Credit risk concentration

        The  Company  generally   strives  to  maintain  a  diversified   invested  assets
        portfolio.   Other  than  investments  in  U.S.   Government  or  U.S.  Government
        Agencies,  the Company had the  following  investments  that  exceeded  10% of the
        Company's stockholder's equity at December 31, 2016:

               Guggenheim Partners Opportunistic
               Investment Grade Securities Fund, LLC                  $ 482,051

        Other

        Federal Home Loan Bank of Des Moines

        Midland  National  is a member  of FHLB Des  Moines.  In  order  to  maintain  its
        membership   and  borrow  funds,   the  Company  was  required  to  purchase  FHLB
        equity  securities  that total  $78,667 and  $59,995 as of  December  31, 2016 and
        2015,  respectively.  These  securities are included in equity  securities and are carried at cost,  which  approximates  fair value.  Resale of these  securities is
        restricted   only  to  FHLB.  As  a  member  of  FHLB,   the  Company  can  borrow
        money,  provided that FHLB's collateral and stock ownership  requirements are met.
        The   maximum   amount  a  member   can   borrow   is   twenty   times   its  FHLB
        investment.  The interest  rate and repayment  terms differ  depending on the type
        of  advance  and  the  term  selected.   At   December 31,   2016  and  2015,  the
        Company  had  outstanding  advances of  $1,716,670  and  $1,249,870,  respectively from FHLB (see Note 8).

        Deposits with regulatory authorities

        At  December  31, 2016 and 2015,  securities  with  reported  values of $3,215 and
        $3,356,  respectively,  were on deposit with regulatory authorities as required by law.  These  consist of fixed  maturity  securities  reported in the  consolidated balance  sheets at fair value and have an  amortized  cost of $3,082  and  $3,189, respectively.

5.      DERIVATIVES AND DERIVATIVE INSTRUMENTS

        The following  table  presents the notional  amount and fair value of  derivatives and derivative instruments:

                                                                  December 31, 2016                  December 31, 2015
                                                           ---------------------------------  --------------------------------
                                                               Notional           Fair           Notional           Fair
                                                                Amount           Value            Amount           Value
                                                           ----------------- ---------------  ---------------  ---------------
Assets:
Derivative Instruments
Interest rate swaps                                               $ 104,070         $ 2,159        $ 209,320          $ 4,626
Interest rate floors                                                113,000           9,350          113,000           11,782
Interest rate caps                                                2,490,000          42,769        2,490,000           43,865
Foreign exchange derivatives                                         15,536             691           50,277            1,234
Futures                                                           2,721,008         146,132        2,013,214          143,470
Options                                                           9,150,929         353,273        8,399,113          158,876
                                                                             ---------------                   ---------------
                                                                                  $ 554,374                         $ 363,853
                                                                             ===============                   ===============
Reinsurance receivables - embedded
   derivatives from reinsurance ceded:
   Index annuity products ceded                                         N/A       $ 724,830              N/A        $ 765,194
   Annuity funds withheld and modco                                     N/A         453,455              N/A          361,718
                                                                             ---------------                   ---------------
                                                                                $ 1,178,285                       $ 1,126,912
                                                                             ===============                   ===============
Fixed maturities - asset-backed securities that
  contain embedded derivatives:
   Hybrid instruments                                                             $ 531,679                         $ 558,210
                                                                             ===============                   ===============

Liabilities:
Investment-type insurance contracts
   embedded derivatives:
   Index life and annuity products                                              $ 3,921,846                       $ 3,652,206
                                                                             ===============                   ===============
Other liabilities - derivative instruments:
Foreign exchange derivatives                                        $ 1,504            $ 21          $ 9,267             $ 59
Written options                                                   2,116,750          21,343                -                -
                                                                             ---------------                   ---------------
                                                                                   $ 21,364                              $ 59
                                                                             ===============                   ===============

None of the derivatives above are designated as hedging instruments.

        Indexed options and futures

        The  Company  has  indexed  annuity  and  indexed  universal  life  products  that provide  for a  guaranteed  base  return  and a higher  potential  return  tied to several  major  equity  market  indices.  In order  to fund  these  benefits,  the
        Company   purchases   over-the-counter   index   options   that   compensate   the
        Company for any appreciation  over the strike price and offsets the  corresponding
        increase  in  the  policyholder  obligation.   The  Company  also  enters  futures
        contracts and options to  compensate  it for  increases in the same  indices.  The
        Company classifies these options and futures as derivative instruments.

        The  Company  amortizes  the  cost  of  the  indexed  options  against  investment income  over the  term of the  option,  which  is  typically  one  year.  When the options are exercised at maturity,  the value received by the Company is reflected as net investment income in the consolidated statements of income.

        The futures  contracts  have no initial cost and are marked to market daily.  That daily  mark-to-market  is settled through the Company's  variation margin accounts
        maintained  with  the  counterparty.   The  Company  reports  the  change  in  the
        difference  between  market value and  amortized  cost of indexed  options and the change in the futures  variation  margin accounts as gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        Embedded derivatives related to indexed life and annuity products

        The   Company's    indexed   life   and   annuity    products   contain   embedded
        derivatives.  The fair value of the embedded  options  related to these direct and ceded  policyholder  obligations  are based upon current and expected index levels and  returns  as well as  assumptions  regarding  general  policyholder  behavior, primarily  lapses and withdrawals.  These projected  benefit values are discounted to the current date using an assumed  interest rate  consistent  with the duration of the liability  adjusted to reflect the  Company's  credit risk and risk margin.
        This value is then  compared to the carrying  value of the  liability to calculate any gain or loss that is reflected  in the  consolidated  statements  of income as net gains (losses) on derivatives and derivative instruments.

        The  Company  has two  coinsurance  with  funds  withheld  reinsurance  agreements as well as a modified coinsurance  agreement with unaffiliated  reinsurers.  Under
        applicable  guidance,   the  Company's  reinsurance  agreements  contain  embedded derivatives  that  require  bifurcation  due to  credit  risks  the  reinsurer  is assuming that are not clearly and closely related to the  creditworthiness  of the
        Company.  The  embedded  derivatives  contained  in the funds  withheld  liability have  characteristics  similar to a total return swap since the Company  cedes the total return on a designated  investment  portfolio to the outside reinsurer.  The reinsurer  assumes the  interest  credited to the  policyholders  on the  policies covered by the  treaties,  which  interest is  relatively  fixed.  The Company has
        developed   models  based  on  the  expected  cash  flows  of  the  ceded  annuity business to estimate  the fair value of the policy  liabilities.  The value of the derivative  embedded  in the funds  withheld  coinsurance  agreements  is equal to the  difference  between  the  fair  value of the  assets  in the  funds  withheld portfolio and the fair value of the policy  liabilities  estimated  from cash flow models.  The  value  of  the  derivative  embedded  in  the  modified  coinsurance agreement is equal to the difference  between the fair value and cost basis of the underlying  financial  instruments  in  the  modco  portfolio.  The  value  of the
        embedded   derivative  is  reported  in  the   consolidated   balance   sheets  in
        reinsurance  receivables.  The net change in the  reported  value of the  embedded derivatives  is  reported  in net gains  (losses) on  derivatives  and  derivative instruments in the consolidated statements of income.

        See Note 11 for  further  discussion  related to the  Company's  coinsurance  with funds withheld and modified coinsurance reinsurance agreements.

        Embedded derivatives related to hybrid financial instruments

        The Company  holds hybrid  financial  instruments,  fixed income  securities  with
        embedded   derivatives,   and  has   elected   fair   value   measurement.   These
        securities are reported in the  consolidated  balance sheets in fixed  maturities, available-for-sale,  at fair value.  Any change in the fair value of the  security is reported as net gains  (losses) on derivatives  and  derivative  instruments in the  consolidated  statements of income.  The amortized cost and fair value of the
        Company's  hybrid  financial   instruments  at  December  31,  2016  was  $539,000
        and $531,679,  respectively.  The  amortized  cost and fair value of the Company's hybrid  financial  instruments  at December 31, 2015 was  $584,000  and  $558,210,
        respectively.  The  decision  to  elect  fair  value  measurement  is  made  on an instrument-by-instrument  basis  under the  guidance.  The Company  will  consider making  an  election  of  fair  value  measurement  at  the  time  of  any  future acquisitions of hybrid financial instruments.

        Other derivative instruments

        The Company has also  entered  into  interest  rate floor,  interest  rate cap and interest  rate swap  agreements  to help manage its  overall  exposure to interest rate  changes  and  credit  events.  These  other  derivative  instruments  do not hedge  specific  assets  or  liabilities  and as  such  are not  accounted  for as effective  hedges.  The Company holds  interest  rate floor and cap  agreements to protect itself against  interest rate  fluctuations in relation to crediting rates on its policyholder  accounts.  These swaps,  caps and floors are reported at fair value in the  consolidated  balance  sheets  and  changes  in the fair  value  are reported  as a  component  of net gains  (losses) on  derivatives  and  derivative instruments  in the  consolidated  statements  of income.  Periodic  interest rate swap  settlements  and  current  period  changes  in the swap  accruals  for these non-hedge  swaps are  reported  as a  component  of net  investment  income in the consolidated  statements  of income  with the  payable or  receivable  included in accrued  investment  income in the  consolidated  balance sheets.  The stated fair value of the applicable interest rate swaps excludes the current period accruals.

        The Company has entered into foreign  currency  forwards to protect itself against currency  fluctuations  between trade and  settlement  dates on foreign  financial instruments.  These  forwards  are  reported  at fair  value  in the  consolidated balance  sheets and  changes  in fair value are  reported  as a  component  of net gains (losses) on  derivatives  and  derivative  instruments  in the  consolidated statements of income.

        A   consolidated   VIE  of  the  Company   issued  notes   payable  with  embedded
        derivatives  and has elected the fair value option.  The notes are reported in the consolidated  balance  sheets in notes  payable.  Any  change in the fair value of the  notes is  reported  as net  gains  (losses)  on  derivatives  and  derivative instruments in the consolidated statements of income.

        The following table presents the impact of derivatives and derivative  instruments not designated as hedging instruments in the consolidated statements of income:

                                                               2016               2015                2014
                                                        -----------------  -----------------   -----------------
Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments:

Interest rate swaps                                          $    (2,467)       $    (2,068)         $       65
Credit default swaps - pay                                             -                  -                (234)
Interest rate floors                                              (2,167)              (993)              1,886
Interest rate caps                                                (1,097)            (8,852)             (7,275)
Foreign exchange derivatives                                       1,283              5,529               4,912
Embedded derivatives in:
Indexed life and annuity products                               (398,045)           521,238               1,820
Indexed annuity products ceded                                    32,264           (108,823)             32,736
Annuity funds withheld and modco                                  91,737             61,701             167,914
Hybrid instruments                                                16,846            (51,838)             29,632
Futures                                                          112,704            (32,386)            245,698
Options                                                          185,286           (101,094)           (133,841)
                                                        -----------------  -----------------   -----------------

                                                             $    36,344       $    282,414        $    343,313
                                                        =================  =================   =================

Gains (losses) recognized in net investment income:

Interest rate and credit default swaps                       $     2,997        $     5,171         $     6,770
Interest rate floors                                               2,397              2,851               2,378
Options                                                         (109,518)           (48,303)            140,119
                                                        -----------------  -----------------   -----------------

                                                            $   (104,124)      $    (40,281)       $    149,267
                                                        =================  =================   =================

6.      OFFSETTING OF ASSETS AND LIABILITIES

        Certain  of the  Company's  derivative  instruments  are  subject  to  enforceable master netting  arrangements that provide for the net settlement of all derivative contracts  between  the  Company  and a  counterparty  in the event of  default or
        upon  the   occurrence  of  certain   termination   events.   Collateral   support
        agreements  are  also in  place  requiring  the  Company  or the  counterparty  to pledge  collateral in the event minimum  thresholds  have been reached,  typically related to the fair value of the outstanding  derivatives.  Additionally,  certain of  the  Company's  repurchase  and  reverse  repurchase  agreements  provide  for net settlement on termination of the agreement.

        The  Company  reports   derivative   instruments,   repurchase   agreements,   and
        reverse   repurchase   agreements  on  a  gross  basis  within  the   consolidated
        balance   sheet.   The  tables  below   present  the   Company's   gross  and  net
        derivative  instruments  and  gross  and net  repurchase  agreements  by asset and liabilities for the Company as December 31, 2016 and 2015:

                                                               December 31, 2016
                                           -------------------------------------------------------

                                            Gross Amounts       Collateral-
                                           Presented in the      Financial
                                               Balance          Instruments            Net
                                                Sheet           and/or Cash           Amount
                                           -----------------  -----------------  -----------------
Offsetting of financial assets:
Derivative instruments                            $ 554,374          $ 287,163          $ 267,211
Reverse repurchase agreements                        17,641             17,641                  -
                                           -----------------  -----------------  -----------------
Total financial assets                            $ 572,015          $ 304,804          $ 267,211
                                           =================  =================  =================

Offsetting of financial liabilities:
Derivative instruments                             $ 21,364         $        -           $ 21,364
Repurchase agreements                             3,549,703          3,549,703                  -
                                           -----------------  -----------------  -----------------
Total financial liabilities                     $ 3,571,067        $ 3,549,703           $ 21,364
                                           =================  =================  =================

                                                             December 31, 2015
                                           -------------------------------------------------------

                                            Gross Amounts       Collateral-
                                           Presented in the      Financial
                                               Balance          Instruments            Net
                                                Sheet           and/or Cash           Amount
                                           -----------------  -----------------  -----------------
Offsetting of financial assets:
Derivative instruments                            $ 363,853          $ 136,722          $ 227,131
Reverse repurchase agreements                        94,377             94,377                  -
                                           -----------------  -----------------  -----------------
Total financial assets                            $ 458,230          $ 231,099          $ 227,131
                                           =================  =================  =================

Offsetting of financial liabilities:
Derivative instruments                                 $ 59        $         -               $ 59
Repurchase agreements                             2,876,442          2,876,442                  -
                                           -----------------  -----------------  -----------------
Total financial liabilities                     $ 2,876,501        $ 2,876,442               $ 59
                                           =================  =================  =================

7.      VARIABLE INTEREST ENTITIES

        Consolidated VIEs

        The  Company  has  concluded  that  as of  December  31,  2016  it is the  primary beneficiary of two variable  interest  entities,  Wattage Finance,  LLC - Series C
        ("Wattage")  and  Merlin  Series  2015  A-C  LLC  ("Merlin"),  and  has  therefore consolidated those entities in the Company's financial statements.

        Wattage was set up as a  financing  vehicle for a natural gas fired power plant in
        Texas.  The  Company,  along with a common  control  related  party,  has provided all of the equity for this company and  therefore  receives all economic  benefits or losses.  The Company  does not have any voting  rights and  therefore  does not meet the power  criteria.  However,  because  of the  Company's  equity  ownership the  determination  has been  made that  substantially  all of the  activities  of
        Wattage  are  carried  out on behalf of  Companies  in the common  control  group.
        Because  the  Company  is  the  majority   owner  it  is  considered  the  primary
        beneficiary.

        Merlin was set up as a restructuring of an indexed linked security that the Company and a common control related party had held directly in order to defease the coupon payment of the  security.  The Merlin entity issued a notes payable in exchange for the index linked security.  The notes payable are the sole capitalization of Merlin and the Company and related party are the sole holders of the note. The Company and related  party do not have any voting  rights and  therefore  do not meet the power criteria.  However,  because the Company and its common control  related party have ownership  of the  entire  note  issuance  the  determination  has been  made  that substantially  all of the  activities  of Merlin are  carried  out on behalf of the related party group and because the Company holds the majority of the note issuance in the related party group it is considered the primary beneficiary.

        The Company  consolidated  two  additional  variable  interest  entities,  Wattage
        Finance,  LLC - Series A and Paris  Finance II LLC,  in its  financial  statements as of December 31, 2015.

        Wattage  Series A was an entity  set up  similar  to  Wattage  Series C  discussed above in order to finance a power  plant in North  Carolina.  In early  2016,  the
        power  plant  entered  the  initial   construction   phase.   Wattage  Series  A's
        investment in the underlying  project was  contributed to a new entity and Wattage
        Series A was  dissolved.  The  Company  received  ownership  interests  in the new entity, but has determined that it is not the primary beneficiary of that entity.

        Paris Finance II was formed to provide  financing for a real estate project on the site of the  Beverly  Hills  Hilton.  The  Company  and a common  control  related party were the sole  providers of capital in the form of notes  payable.  Although the Company did not meet the power criteria,  it was determined that substantially all of the  activities  of Paris  Finance  II was  carried  out on  behalf  of the
        Company  and its  related  party.  The  Company  owned the  majority  of the notes payable and was therefore  considered  the primary  beneficiary.  In early 2016, a restructuring  of the  financing  occurred in which Paris Finance II's interest in the  underlying  project was  contributed  to another entity in exchange for notes payable in that entity.  The notes in the new entity were then  distributed out to the  Company  and  Paris  Finance  II  was  dissolved.  The  Company  performed  a
        VIE  analysis  on the new  entity  and  determined  that  it was  not the  primary beneficiary.

        The Company's  consolidated  financial statements include the assets,  liabilities and  operating  results of the above  mentioned  VIEs for which the Company is the primary  beneficiary.  The  following  table  summarizes  the carrying  amounts of these  entities'  assets and  liabilities  included in the Company's  consolidated balances sheets at December 31, 2016 and 2015:

                                                                               2016                2015
                                                                        -------------------  -----------------
ASSETS
Investments
    Fixed maturities, available-for-sale, at fair value                       $    382,428        $    52,997
    Other invested assets                                                           (1,165)            15,767
                                                                        -------------------  -----------------
       Total investments                                                           381,263             68,764

Cash                                                                                   489             11,421
Accrued investment income                                                            2,976                  -
Other receivables, other assets and property, plant and equipment                      783             86,527
                                                                        -------------------  -----------------
       Total assets                                                           $    385,511        $   166,712
                                                                        ===================  =================

LIABILITIES
Notes payable                                                                 $    157,828        $    41,440
Other liabilities                                                                    6,914              2,083
                                                                        -------------------  -----------------
       Total liabilities                                                      $    164,742        $    43,523
                                                                        -------------------  -----------------

        The  Company  holds  variable  interests  in a number of VIEs  where  the  Company is not the primary  beneficiary.  Investments  in these VIEs are reported in fixed maturities and other invested assets.

        Investments  in  VIEs  held as  fixed  maturity  securities  include  CMBS,  RMBS,
        CLOs and other ABS.  These  entities  are VIEs due to their  thin  capitalization.
        The   Company  has  made  the   determination   that  they  are  not  the  primary
        beneficiary.  This  determination  is made due to the  Company's  lack of power to direct the  activities of these  entities as well as less than majority  ownership of the total issuances.

        Investments  in  VIE's  held  as  other  invested  assets  are  primarily  limited
        partnership  equity  holdings  where  the  Company  is  a  limited  partner.   The
        partnerships  are  deemed  VIEs  because  the  equity  ownership  lacks  power  to direct the activities of the  partnership.  The Company has  determined  that they are not the primary  beneficiary  of these  entities due to the Company's  lack of power to direct  activities as well as less than  majority  ownership of the total equity investment.

        The  Company's  carrying  amount of its asset  compared  to its  maximum  exposure to loss as of December 31, 2016 and 2015 is as follows:

                                                           2016              2015
                                                      ----------------  ----------------

            Fixed Maturities, Available for Sale
            Carrying amount of assets                    $ 12,169,027       $ 8,983,625
            Maximum exposure to loss                       12,169,027         8,983,625

            Limited Partnerships
            Carrying amount of assets                       $ 827,759         $ 864,934
            Maximum exposure to loss                        1,176,297         1,186,143

8.      REPURCHASE AGREEMENTS, OTHER BORROWINGS, AND COLLATERAL ON DERIVATIVE INSTRUMENTS

        Repurchase agreements

       Securities   sold   under    repurchase    agreements   and   securities    lending
       arrangements are effectively collateralized borrowings. In these transactions,  the
       Company  receives cash in exchange for  transferring  securities as collateral  and recognizes an obligation to reacquire the securities for cash at the  transaction's maturity.  These types of transactions create risks, including (1) the counterparty may fail to fulfill its  obligations  under  outstanding  agreements,  (2) the fair value of the securities  transferred may decline below the amount of the obligation to  reacquire  the  securities,  and  therefore  create  an  obligation  to  pledge additional  amounts,  and (3) the  counterparty  may  accelerate  the  maturity  on demand  requiring  the  Company to  reacquire  the  security  prior to  contractual maturity.  The  Company  attempts  to  mitigate  these  risks by the fact  that the majority of the securities  financing  activities involve highly liquid securities, selecting  counterparties  with  long-standing  performance  records and monitoring the fair value of collateral pledged relative to contractually  required repurchase amounts.  The  repurchase  collateral  posted by  counterparties  at  December  31,
       2016 and 2015 was $858 and  $3,660,  respectively.  The  following  table  provides the underlying  collateral types of the Company's gross  obligations as well as the
       remaining   contractual   maturity  under   repurchase   and   securities   lending
       agreements.

                                                                           December 31, 2016
                                           ----------------------------------------------------------------------------------
                                                             Remaining Contractual Maturity of the Agreements
                                           ----------------------------------------------------------------------------------
                                            Overnight and                                      Greater Than
                                             Continuous       Up to 30 days     30-90 days       90 days            Total
                                           ----------------  --------------   --------------  --------------  ---------------
Repurchase agreements and
repurchase-to-maturity transactions
Securities lending transactions
U.S. Governments and Agencies                  $ 2,560,708               -                -               -      $ 2,560,708
Corporate securities                               376,410               -                -               -          376,410
Residential mortgage-backed securities             599,849               -                -               -          599,849
Other debt securities                               12,735               -                -               -           12,735
                                           ----------------  --------------   --------------  --------------  ---------------
Total                                            3,549,702               -                -               -        3,549,702
                                           ----------------  --------------   --------------  --------------  ---------------
Total borrowing                                $ 3,549,702             $ -              $ -             $ -      $ 3,549,702
                                           ================  ==============   ==============  ==============  ===============

                                                                          December 31, 2015
                                           ----------------------------------------------------------------------------------
                                                             Remaining Contractual Maturity of the Agreements
                                           ----------------------------------------------------------------------------------
                                            Overnight and                                      Greater Than
                                             Continuous       Up to 30 days     30-90 days       90 days            Total
                                           ----------------  --------------   --------------  --------------  ---------------
Repurchase agreements and
repurchase-to-maturity transactions
Securities lending transactions
U.S. Governments and Agencies                  $ 1,772,725               -                -               -      $ 1,772,725
Corporate securities                               556,164               -                -               -          556,164
Residential mortgage-backed securities             547,553               -                -               -          547,553
                                           ----------------  --------------   --------------  --------------  ---------------
Total borrowing                                $ 2,876,442             $ -              $ -             $ -      $ 2,876,442
                                           ================  ==============   ==============  ==============  ===============

        Other borrowings

        At  December  31,  2016 and  2015,  the  Company  had  outstanding  borrowings  of
        $1,716,670  and  $1,249,870  respectively  from  the FHLB in  accordance  with the
        terms  of  its  membership  agreement.   The  purpose  of  the  borrowings  is  to
        complement   the  Company's   repurchase   agreement   program.   The   borrowings
        are  reported  as a component  of  repurchase  agreements,  other  borrowings  and collateral on derivative  instruments  in the  consolidated  balance  sheets.  The borrowings  outstanding  at  December  31,  2016 have  maturity  dates in January,
        February,  and  March of 2017;  January  and  November  of  2018;  February,  May,
        June and  November  of 2019;  May,  June and  October  of 2020;  and  November  of
        2021.  The  interest  rates on the  outstanding  borrowings  range  from  0.83% to
        2.16%.  Interest expense incurred during 2016, 2015 and 2014 was $13,793,  $7,259, and  $5,245,  respectively,  and is  reported  as a  component  of net  investment income in the  consolidated  statements  of  income.  The  carrying  value of this borrowing approximates its fair value due to its short maturity.

        In   accordance   with  the   FHLB   membership   agreement,   the   Company   was
        required  to  purchase  FHLB  common  stock.   At  December  31,  2016,  2015  and
        2014  the  Company  held  $78,667,  $59,995  and  $55,195  of FHLB  common  stock, respectively.  In  addition,  the  Company  has posted  mortgage  loans and agency
        MBS/CMO  fixed income  securities  with fair values in excess of the amount of the borrowing as collateral.

       On  December  31,  2011  Solberg  Re, an  indirect  wholly  owned  limited  purpose subsidiary  domiciled in the State of Iowa,  secured an irrevocable  standby letter of  credit  ("LOC")  from a large  commercial  bank.  On  June  28,  2013,  the LOC facility  was  amended  to  increase  the  aggregate  maximum  LOC  amount,  extend the term and increase the life  insurance  policies  covered  under the  agreement.
       On June 30,  2014,  the LOC  facility  was amended to increase  the life  insurance policies  covered under the  agreement.  The term of the facility and the aggregate
       maximum   issuance   amount   did  not   change   in  the   2014   amendment.   The
       amended  LOC,   which  has  a  term  of  13  years,   has  an   aggregate   maximum
       issuance  amount of  $700,000,  of which  $583,347  and  $558,037  were  issued and outstanding  at  December  31,  2016 and 2015,  respectively.  The  purpose  of the
       LOC is to support  redundant  statutory  required  reserves on  specific  term life insurance  policies  issued by Midland  National  and North  American  and ceded to
       Solberg  Re.  The LOC can be drawn  upon when  actual  policy  benefits  applicable to the specific life insurance term policies exceed specified  thresholds.  Solberg
       Re does not  anticipate  drawing  funds  against  the LOC.  Total  credit  facility origination  costs of $5,814 were  incurred  and  capitalized  and are  included in
       other  receivables,   other  assets  and  property,  plant  and  equipment  on  the consolidated  balance  sheets.  The  capitalized  fees will be  amortized  over the original life of the facility.  Amortization  expense of $447 was recorded in 2016,
       2015 and  2014.  The  Company  expects  to  amortize  $447 in each of the next five years.  In addition,  a quarterly  fee equal to 1.45% per annum of the  outstanding
       LOC was paid  during  part of 2013.  As part of the  2013 LOC  facility  amendment, the  quarterly  fee was  changed  to  1.3855%  per  annum of the  outstanding  LOC, which will be paid during the remaining  term of the facility.  LOC fees of $8,055,
       $7,535 and $6,284 were incurred in 2016, 2015 and 2014, respectively.

        On  December  31, 2012 MNL Re,  another  indirect  wholly  owned  limited  purpose subsidiary  domiciled in the State of Iowa, secured a contingent note guarantee of specific risks on certain  permanent life insurance  policies assumed from Midland
        National and North American from an unrelated  third party.  The  contingent  note
        guarantee   was  amended  on  December   31,  2013  to  increase   the   aggregate
        maximum  guarantee  amount,  extend  the  term and  increase  the  permanent  life
        insurance   policies   covered  under  the  agreement.   On  June  30,  2014,  the
        contingent   note  was  further   amended  to  increase  the   aggregate   maximum
        guarantee  amount and increase  the  permanent  life  insurance  policies  covered under  the  agreement.  This  contingent  note  guarantee  functions  in a  manner similar to a letter of credit.  The  contingent  note  guarantee  has a term of 23
        years  and  an  aggregate  maximum  guarantee  amount  of  $1,432,000,   of  which
        $953,798   and   $884,716   was   utilized   at   December   31,  2016  and  2015,
        respectively.  MNL Re pays a fee to the  guarantee  provider  equal to  0.65%  per annum,  payable quarterly,  applied to the amount of the guarantee  utilized.  The
        contingent   note  guarantee  can  be  drawn  upon  when  actual  policy  benefits applicable  to the specific  permanent  life  insurance  policies  exceed  certain thresholds.  MNL Re does not  anticipate  drawing  funds  against  the  contingent note  guarantee.  For the  years  ended  December  31,  2016,  2015 and 2014  fees incurred  related  to this  contingent  note  guarantee  were  $5,851,  $4,931 and
        $3,420 respectively.

        Collateral on derivative instruments

        Collateral  posted by  counterparties  at December  31,  2016 and 2015  applicable to  derivative  instruments  was  $287,163  and  $136,722,  respectively,  and  is reflected in the consolidated  balance sheets in cash and fixed income securities.
        The  obligation to repay the collateral is reflected in the  consolidated  balance sheets in repurchase  agreements,  other  borrowings  and collateral on derivative instruments.

9.      DAC, PVFP and DSI

        The  composition  of  DAC  and  PVFP  for  the  years  ended  December  31,  2016,
        2015 and 2014 are as follows:

                                                          2016            2015            2014
                                                      --------------  --------------  --------------

DAC and PVFP, beginning of year                       $   1,811,664   $   1,581,768   $   1,496,134
Commissions deferred                                        373,603         334,910         266,983
Underwriting and acquisition expenses deferred               15,662          14,651          12,783
Change in offset to unrealized (gains) losses                33,247          77,678        (118,432)
Amortization related to operations                         (161,710)       (184,995)        (63,409)
Amortization related to realized (gains) losses             (13,084)         (1,840)        (19,546)
Amortization related to derivatives (gains) losses           (5,104)        (10,508)          7,255
                                                      --------------  --------------  --------------

DAC and PVFP, end of year                             $   2,054,278   $   1,811,664   $   1,581,768
                                                      ==============  ==============  ==============

        The  composition  of DSI for the years  ended  December  31,  2016,  2015 and 2014 is summarized below:

                                                          2016            2015            2014
                                                      --------------  --------------  --------------

DSI, beginning of year                                 $    530,061    $    460,588    $    451,876
Sales inducement costs deferred                              94,747         116,128         115,144
Change in offset to unrealized (gains) losses                21,999          46,886         (58,339)
Amortization related to operations                          (55,419)        (87,993)        (37,259)
Amortization related to realized (gains) losses              (1,638)          2,391          (7,058)
Amortization related to derivatives (gains) losses             (761)         (7,939)         (3,776)
                                                      --------------  --------------  --------------

DSI, end of year                                       $    588,989    $    530,061    $    460,588
                                                      ==============  ==============  ==============

10.     PROPERTY, PLANT AND EQUIPMENT

        The major  classifications  of  property,  plant  and  equipment  recorded  in the consolidated  balance  sheets as a component  of other  receivables,  other assets and property, plant and equipment are as follows:

                                         Range of
                                       Useful Lives          2016            2015
                                       --------------    --------------  --------------

Land                                         -             $     3,029     $     3,029
Buildings and improvements             20 - 39 years            20,792          20,792
Leasehold improvements                 4 - 40 years              2,886           2,845
Furniture and fixtures                   10 years                7,930           8,604
Computer equipment and software         3 - 10 years           138,709         111,242
Other                                     5 years                   51              51
                                                         --------------  --------------
                                                               173,397         146,563
Accumulated depreciation                                       (97,893)        (71,086)
                                                         --------------  --------------
                                                           $    75,504     $    75,477
                                                         ==============  ==============

        Depreciation  expense  was  $28,162,  $21,183  and  $14,242  for the  years  ended
        December 31, 2016, 2015 and 2014, respectively.

11.     REINSURANCE

        The  Company  is  primarily  involved  in the  cession  and,  to a lesser  degree, assumption  of life and  annuity  reinsurance  with other  companies.  Reinsurance premiums  and  claims  ceded and  assumed  for the  years  ended  December  31 are as follows:

                                        2016                       2015                    2014
                              -------------------------- -----------------------  ----------------------
                                 Ceded        Assumed      Ceded      Assumed       Ceded      Assumed
                              ------------  ------------ ----------- -----------  ----------  ----------

Premiums and deposits
 on investment contracts      $ 1,890,401    $  516,421   $ 863,344   $ 365,449   $ 402,065   $ 204,209

Claims                            255,123        31,311     295,175      19,659     266,776      50,131

        The  Company  is  party  to  two  funds  withheld  coinsurance  agreements  with a
        third-party   reinsurer.   These  are  indemnity  agreements  that  cover  50%  of
        substantially  all policies of specific  annuity plans issued from January 1, 2002 through  March 31, 2005,  60% of  substantially  all policies of specific  annuity
        plans  issued  from  April  1,  2005  through   February  29,  2008,  and  50%  of
        substantially  all  policies of specific  annuity  plans issued from March 1, 2008
        through   November  30,  2013.  In  these   agreements,   the  Company  agrees  to
        withhold,  on behalf of the reinsurer,  assets equal to the statutory  liabilities associated  with  these  policies.  The  Company  has  netted  the funds  withheld liability of $4,015,445  and  $4,133,427  against the  reinsurance  receivables of
        $4,667,459  and  $4,756,933 in  reinsurance  receivables  in the December 31, 2016
        and   2015   consolidated   balance   sheets,   respectively.    The   reinsurance
        receivables contain embedded derivatives as discussed in Note 5.

        The Company is a party to a reinsurance  agreement  with North  American.  In this indemnity  agreement,  the  Company  assumes 80% of all  policies  issued by North
        American  on or after  January 1, 2014 of  specific  annuity  plans.  The  Company retrocedes  100% of this  business to a third party  reinsurer  through a modified
        coinsurance   agreement.   At  December  31,  2016  and  2015,   the  Company  has
        assumed  reserves of $690,026 and  $295,066,  respectively,  which are included in policyholder account balances.

        The  Company is a party to a modified  coinsurance  agreement  with a  third-party reinsurer.  This  indemnity  agreement  covers 80% of all  policies  issued by the
        Company on or after  January 1, 2014 of  specific  annuity  plans  along with 100%
        of the  business  the  Company  assumes  from North  American  in the  coinsurance
        agreement  discussed  in  the  previous  paragraph.   In  a  modified  coinsurance
        agreement,  the Company retains,  on behalf of the reinsurer,  assets equal to the statutory  liabilities  associated with the reinsured policies. As of December 31,
        2016  and  2015,   the  Company's   reserves   related  to  this   agreement  were
        $2,530,809  and  $1,599,191,   respectively   and  are  included  in  policyholder
        account balances.

        The  Company  is a party  to a  coinsurance  agreement  with  Guggenheim  Life and
        Annuity  Company  ("GLAC"),  an  affiliate.   This is an indemnity  agreement that
        covers 100% of all  policies  issued from January 1, 2008  through  September  30,
        2009  of  specific  annuity  plans.    Reinsurance  receivables  of  $248,467  and
        $259,320   associated   with  this  agreement  are  reported  as  a  component  of
        reinsurance   receivables   in  the  December  31,  2016  and  2015   consolidated
        balance sheets, respectively.

        MNL  Re  has  a   coinsurance   agreement   with   North   American,   which   was
        subsequently  amended  and  restated  on  December  31,  2013.  On June 30,  2014,
        the   coinsurance   agreement   with  North   American  was  further   amended  to
        increase the life insurance  policies  covered under the agreement.  In accordance
        with  the   coinsurance   agreement  North  American  ceded  a  defined  block  of
        permanent  life  insurance  products  to MNL Re. At  December  31,  2016 and 2015,
        MNL Re  assumed  reserves  of  $265,014  and  $192,121,  respectively,  which  are included  in  reinsurance  receivables.  MNL  Re  received  premiums  of  $69,709,
        $68,978, and $59,763 from North American in 2016, 2015, and 2014 respectively.

        On  December  31,  2011,  Solberg Re entered  into a  coinsurance  agreement  with
        North  American.  On  June  28,  2013,  the  agreement  was  amended  and  extends the term and increases the life  insurance  policies  covered under the agreement.
        In  accordance  with the  coinsurance  agreement  North  American  ceded a defined block of term life  insurance  to  Solberg  Re.  At  December  31,  2016 and 2015,
        Solberg  Re  assumed  reserves  of  $160,185  and  $143,321,  respectively,  which
        are  included  in  reinsurance  receivables.   Solberg  Re  received  premiums  of
        $55,911,  $58,084  and  $61,826  from  North  American  in  2016,  2015  and  2014 respectively.  In addition,  Solberg Re paid a reinsurance  assumed risk charge of
        $181  in  2015  to  North  American  and  received  a  reinsurance   assumed  risk
        charge of $9,823 in 2014,  respectively  from North  American.  Solberg Re paid an expense  allowance  of  $5,589,  $9,682  and  $19,153  in  2016,  2015  and  2014,
        respectively  and paid  claims of $25,966,  $17,201 and $17,417 in 2016,  2015 and
        2014 respectively to North American.

        Premiums,  interest  sensitive life and investment  product charges,  and benefits incurred  are  stated net of the  amounts  of  premiums  and  claims  assumed  and ceded.  Policyholder account balances,  policy benefit reserves, and policy claims and benefits  payable are reported gross of the related  reinsurance  receivables.
        These  receivables  are  recognized in a manner  consistent  with the  liabilities related to the underlying reinsured contracts.

12.     NOTES PAYABLE

        On October 28, 2013,  the Company  issued a note  payable to its parent,  SFG, for
        $142,000.   The  note   payable   bears   an   interest   rate  of  7.5%   payable
        semi-annually.    The  maturity  date of the note is October 31, 2043.  The amount
        of  interest   accrued   and   incurred   during   2016  and  2015  was   $10,650,
        respectively.   Payment  of  principal  and  interest  on this note is  subject to approval by the Iowa Insurance Division.

        On December  30,  2014,  the  Company  issued a note  payable to its parent,  SFG,
        for   $200,000.   The  note  payable  bears  an  interest  rate  of  7.0%  payable
        semi-annually.   The  maturity  date  of  the  note  is  December  30,  2044.  The amount  of  interest  accrued  and  incurred  during  2016 and  2015 was  $14,000, respectively.  Payment  of  principal  and  interest  on this note is  subject  to approval by the Iowa Insurance Division.

        The  Company  has  additional  notes  payable  issued  by  consolidated   variable
        interest  entities.  Merlins  2015  Series A-C has  cumulative  outstanding  notes payable to a  non-controlling  entity of  $130,000 as of December  31,  2016.  The notes bear a stated  coupon of 2% and also  entitles  the note  holder to residual cash flows.  The legal stated maturity date of the notes is July 27, 2058.

        In addition,  Merlins 2015 Series A-C has  cumulative  outstanding  notes  payable to an unrelated  party of $26,206 at December 31,  2016.  The note bears  interest based on the 1 year  LIBOR  rate plus 4% with the  LIBOR  rate  resetting  at each annual payment date.  The maturity date of the note is December 23, 2020.

        As of  December  31,  2015,  the  Company  had notes  payable  outstanding  issued by a consolidated  variable interest entity.  Paris Finance II had issued notes to the  non-controlling  interest holder of $41,440.  In early 2016, Paris Finance II was  liquidated  and the notes  payable were  exchanged  for notes issued by a new entity for which the Company does not consolidate.

13.     ACCUMULATED OTHER COMPREHENSIVE INCOME

        The components of accumulated OCI are as follows:

                                  --------------------------------------------------------------------------------------------------
                                                     Net Unrealized
                                   Net Unrealized    (Gain) Loss on    Intangible
                                   (Gain) Loss on      Non-Credit        Offset-
                                  Available-For-Sale   Portion of    Net Unrealized  Postretirement     Deferred
                                     Securities       OTTI Losses     (Gain) Loss       Liability     Income Taxes       Total
                                  ------------------ --------------- --------------- ---------------- -------------- ---------------
Balance at December 31, 2014            $ 2,390,931             $ -      $ (313,581)         $ 1,964     $ (727,760)    $ 1,351,554
Other comprehensive income
  before reclassifications                 (921,526)              -         137,430            2,972        273,393        (507,731)
Reclassification adjustments                  3,455               -          (3,854)            (768)           409            (758)
                                  ------------------ --------------- --------------- ---------------- -------------- ---------------
Balance at December 31, 2015              1,472,860               -        (180,005)           4,168       (453,958)        843,065
                                  ------------------ --------------- --------------- ---------------- -------------- ---------------
Other comprehensive income
  before reclassifications                 (188,779)              -         (40,116)           1,194         79,695        (148,006)
Reclassification adjustments                (95,901)              -          14,280             (945)        28,898         (53,668)
                                  ------------------ --------------- --------------- ---------------- -------------- ---------------
Balance at December 31, 2016            $ 1,188,180             $ -      $ (205,841)         $ 4,417     $ (345,365)      $ 641,391
                                  ================== =============== =============== ================ ============== ===============

        The following  table sets forth the  reclassification  adjustments  in accumulated
        other  comprehensive   income  by  component  as  reflected  in  the  consolidated statements of income:

                                                                                        December 31, 2016
                                                               --------------------------------------------------------------------
                                                                                   Intangible Offset-
                                                                 Net Unrealized     Net Unrealized
                                                                 (Gain) Loss on     (Gain) Loss on
                                                               Available-For-Sale  Available-For-Sale Postretirement
                                                                   Securities         Securities        Liability        Total
                                                               ------------------- ------------------ --------------- -------------

Net realized investment gains                                           $ (95,901)               $ -             $ -     $ (95,901)
Amortization of deferred policy acquisition costs and
   present value of future profits of acquired businesses                       -             13,083               -        13,083
Charges on interest sensitive and investment-type products                      -             (9,268)              -        (9,268)
Benefits incurred                                                               -              8,827               -         8,827
Amortization of deferred sales inducements                                      -              1,638               -         1,638
Operating and other expenses (net of commissions and
  other expenses deferred)
    Amortization of unrecognized postretirement items                           -                  -            (945)         (945)
                                                               ------------------- ------------------ --------------- -------------
Reclassifications before income taxes                                     (95,901)            14,280            (945)      (82,566)
Income taxes                                                               33,565             (4,998)            331        28,898
                                                               ------------------- ------------------ --------------- -------------
Reclassification adjustments                                            $ (62,336)           $ 9,282          $ (614)    $ (53,668)
                                                               =================== ================== =============== =============

                                                                                        December 31, 2015
                                                               --------------------------------------------------------------------
                                                                                   Intangible Offset-
                                                                 Net Unrealized     Net Unrealized
                                                                 (Gain) Loss on     (Gain) Loss on
                                                               Available-For-Sale  Available-For-Sale Postretirement
                                                                   Securities         Securities        Liability        Total
                                                               ------------------- ------------------ --------------- -------------
Net realized investment gains                                             $ 3,455                $ -             $ -       $ 3,455
Amortization of deferred policy acquisition costs and
   present value of future profits of acquired businesses                       -              1,840               -         1,840
Charges on interest sensitive and investment-type products                      -             (3,597)              -        (3,597)
Benefits incurred                                                               -                294               -           294
Amortization of deferred sales inducements                                      -             (2,391)              -        (2,391)
Operating and other expenses (net of commissions and
  other expenses deferred)
    Amortization of unrecognized postretirement items                           -                  -            (768)         (768)
                                                               ------------------- ------------------ --------------- -------------
Reclassifications before income taxes                                       3,455             (3,854)           (768)       (1,167)
Income taxes                                                               (1,209)             1,349             269           409
                                                               ------------------- ------------------ --------------- -------------
Reclassification adjustments                                              $ 2,246           $ (2,505)         $ (499)       $ (758)
                                                               =================== ================== =============== =============

        The unrealized  gain (loss) on  available-for-sale  securities,  certain  interest rate swaps,  and  non-credit  portion of OTTI  losses is  adjusted by  intangibles
        (primarily  DAC, DSI and  unearned  liability)  and  deferred  income taxes and is included in the statements of comprehensive income.

14.     INCOME TAXES

        The significant components of income tax expense are as follows:

                                                              2016            2015            2014
                                                          --------------  --------------  --------------

Current                                                    $    192,385    $    137,788    $    298,776
Deferred                                                         38,466          34,488         (17,727)
                                                          --------------  --------------  --------------
   Total income tax expense                                $    230,851    $    172,276    $    281,049
                                                          ==============  ==============  ==============

        Total  income tax expense  attributable  to income  before  taxes  differs from the amounts that would result from applying the U.S.  federal  statutory rate of 35% in
        2016, 2015 and 2014. The significant differences in 2016 and 2014 were tax credits.
        The significant differences in 2015 included tax credits and the release of an over accrual of deferred tax liabilities.

        The tax effects of temporary  differences  that give rise to significant  portions of deferred  income tax assets and  deferred  income tax  liabilities  at December
        31, 2016 and 2015 are as follows:

                                                              2016            2015
                                                          --------------  --------------

Deferred income tax assets
   Policy liabilities and reserves                         $    553,572    $    419,685
   Other, net                                                   122,307         114,477
                                                          --------------  --------------
            Total deferred income tax assets                    675,879         534,162
                                                          --------------  --------------
Deferred income tax liabilities
   Investments                                                 (501,530)       (500,163)
   Deferred policy acquisition costs and deferred sales
    inducements                                                (761,592)       (691,370)
                                                          --------------  --------------
            Total deferred income tax liabilities            (1,263,122)     (1,191,533)
                                                          --------------  --------------
            Net deferred income tax liability              $   (587,243)   $   (657,371)
                                                          ==============  ==============

        If the Company  determines  that any of its deferred tax assets will not result in future tax benefits,  a valuation allowance must be established for the portion of these  assets  that are not  expected to be  realized.  Based upon a review of the
        Company's  anticipated  future  taxable  income  and after  considering  all other
        available  evidence,   both  positive  and  negative,   the  Company's  management
        concluded  that it is more likely than not that the gross deferred tax assets will be realized, and no valuation allowance is necessary.

        The Company has not  established  a liability  for  unrecognized  tax benefits and does not  expect  this to  change  during  the next  twelve  months.  The  Company
        recognizes  interest  and/or  penalties  as  a  component  of  tax  expense.   The
        Company  did  not  have  any  accrued  interest  and  penalties  at  December  31,
        2016, 2015 and 2014.

        The IRS  concluded  its  examination  of the  2012 and  2013  tax  returns  during
        2016.  All  adjustments  were agreed to and the  additional  tax and interest paid had no material  effect on the financial  statements.  Tax years prior to 2014 are considered effectively closed.

15.     OPERATING LEASES

        The  Company  leases  certain  equipment  and  office  space.  Rental  expense  of
        $4,400,  $4,015 and  $3,923 was  incurred  in 2016,  2015 and 2014,  respectively.
        Approximate  future  minimum  lease  payments  under  noncancellable   leases  are
        as follows:

                    Year ending December 31,
                    2016                                    $ 2,830
                    2017                                      3,245
                    2018                                      3,404
                    2019                                      3,308
                    2020                                      1,075
                    Thereafter                                1,792
                                                       -------------
                                                           $ 15,654
                                                       =============

16.     EMPLOYEE BENEFIT PLANS

        Pension Plan

        The  Company  had  a  noncontributory   defined  benefit  pension  plan  ("Pension
        Plan")  covering  certain  full-time  employees.  In 2004, the Company  approved a plan  amendment to freeze the  participant's  accounts of the Pension Plan,  which had the effect of  establishing  each  participant's  earned accrued benefit as of
        December  31,  2004.  The Plan was  terminated  on July 18,  2014.  As a result of the plan  termination,  the liability to plan participants was settled through the
        purchase  of  nonparticipating   annuity  contracts  and  lump  sum  payments.  In
        2014,  the  Company  recorded  a  nonrecurring  settlement  loss of  approximately
        $15,479.  Plan assets remaining in the Pension Plan after termination  payouts and
        payment  of  certain  plan  expenses  were   transferred  to  the  Employee  Stock
        Ownership  Plan  ("ESOP")  in  accordance  with IRC ss. 409 and were not be  subject to excise tax.

        Retiree Medical Plan

        The  Company  provides  certain  post-retirement  health care  benefits  through a health and  welfare  benefit  plan  ("Retiree  Medical  Plan") and life  insurance benefits  for  eligible  active and retired  employees.  The  accumulated  benefit obligation  included in accounts  payable  and  accrued  expenses  was $23,531 and
        $23,088  for 2016 and 2015,  respectively.  The  weighted-average  discount  rates used to  determine  the  benefit  obligations  as of  December  31,  2016 and 2015
        were 4.01% and 4.14%,  respectively.   Net  periodic  benefit  costs were  $1,148,
        $1,356  and  $702  for  the  year  ended   December  31,  2016,   2015  and  2014,
        respectively.  The  weighted-average  discount  rates  used to  determine  the net periodic  benefit  costs  for the year  ended  December  31,  2016,  2015 and 2014 were 4.14%, 3.79% and 4.75%, respectively.

        Employee stock ownership plan

       The  Company   participates   in  an  Employee   Stock   Ownership   Plan  ("ESOP")
       sponsored  by SEI  covering  certain  full-time  employees.   Prior  to  2010,  the
       majority  of SEI's  stock  was  held in the  Charles  A.  Sammons  1987  Charitable
       Remainder  Trust Number Two (the  "CRT").   Prior to his death in 1988,  Charles A.
       Sammons,  the  founder  of SEI,  established  the  CRT.   The  death of his  widow,
       Elaine D.  Sammons,  in January  2009,  initiated the process of settling the CRT.
       In  January  2010,  the  7,664,402  shares  of the SEI  stock  held by the CRT were transferred to the ESOP (the  "Transfer") as unallocated  shares,  which  completed
       the  settlement  of the  CRT.   As of  December  31,  2016 the  ESOP  owns  100% of
       the outstanding stock of SEI.

       Compensation expense of $19,657, $17,729 and $21,389 for 2016, 2015 and
       2014, respectively, was recorded related to the ESOP.

17.     STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

       The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state.  "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance
       Commissioners ("NAIC").  "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed.  Such practices differ from state to state and company to company.

       The prescribed and permitted practices used by the Company in 2016 include the following:

        o       In 2006 Iowa issued a prescribed practice that instructs insurance companies to use other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

        o       In 2008 Iowa issued a prescribed practice that allows insurance companies to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at amortized cost. Other derivative instruments such as indexed futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for these instruments does not exist. As a result, the
                Company elected to establish a voluntary reserve to offset increases in the values of these other derivative instruments. The prescribed practice also provides guidance to determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the market value of the call option(s)
                associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in 2008.

        o       In 2015 Iowa issued a prescribed practice that allows insurance companies domiciled in Iowa to use the Annuity 2000 mortality table for determining the minimum standard of valuation for annuities issued on or after January
                1, 2015. NAIC Accounting requires the 2012 IAR Mortality Table for determining the minimum standard of valuation for annuities issued during
                2015.

        The combined effect of applying these prescribed practices in 2016 decreased the Company's statutory-based surplus by $76,010.  The risk-based capital excluding the effect of these prescribed practices would not have resulted in a regulatory trigger event.

        The state of Iowa statue allows limited  purpose  captive  insurance  companies to assume  certain  redundant  insurance  reserves.  Solberg  Re and  MNL  Re  assume redundant  reserves  from  Midland  National and North  American  that are secured
        by   an   LOC   and   contingent    note   guarantee   that   provided    combined
        statutory-based  surplus  relief of  $1,537,145  and  $1,442,753  at December  31,
        2016 and December 31, 2015, respectively.

        Generally,  the net assets of an Iowa domiciled  insurance  company  available for distribution  to its  stockholders  are  limited  to the  amounts by which the net assets, as determined in accordance with statutory  accounting  practices,  exceed minimum regulatory  statutory capital  requirements.  All payments of dividends or other  distributions  to  stockholders  are subject to  notification of regulatory
        authorities.   The  maximum   amount  of  dividends   that  can  be  paid  by  the
        Company  during  any  12-month   period,   without  prior  approval  of  the  Iowa
        insurance  commissioner,  is limited  according to statutory  regulations and is a function of  statutory  equity and  statutory  income  (generally,  the greater of prior  year  statutory-basis  net gain from  operations  or 10% of prior  year-end statutory-basis  surplus).  The  Company  paid  dividends  of  $202,518,  $123,880 and  $369,252  in 2016,  2015 and 2014,  respectively.  Dividends  payable in 2017 up to  approximately  $309,912  will not  require  prior  approval  of  regulatory authorities.

        The  statutory  net gain  from  operations  of the  Company  for the  years  ended
        December  31,  2016,   2015  and  2014,  was  $512,412,   $369,903  and  $258,889,
        respectively,  and  reported  surplus at December  31,  2016,  2015 and 2014,  was
        $3,099,125,   $2,856,992  and   $2,794,217,   respectively,   in  accordance  with
        statutory accounting principles.

18.     OTHER RELATED PARTY TRANSACTIONS

        The  Company  pays fees to SEI  under  management  contracts  that  cover  certain
        investment,   accounting,   employee   benefits  and  management   services.   The
        Company  was  charged  $30,900,  $10,762  and  $10,525  in 2016,  2015  and  2014,
        respectively, related to these contracts.

        The Company  provides  certain  investment,  accounting,  payroll  administration, policy  administration  and management  services to North  American,  for which it
        was   reimbursed   $107,267,   $86,835  and  $83,888  in  2016,   2015  and  2014,
        respectively, for the costs incurred to render such services.

        The  Company  provided  certain  investment,  accounting,  payroll  administration and  management  services  to SRS for  which  it was  reimbursed  $15,518,  $9,299 and $8,169 in 2016,  2015 and 2014,  respectively,  for costs  incurred  to render such services.

        The  Company  provided  certain  investment,  accounting,  payroll  administration and  management  services  to SFN for  which it was  reimbursed  $17,423,  $18,821 and $14,820 in 2016,  2015 and 2014,  respectively,  for costs  incurred to render such services.

        In 2013,  Midland  National issued  guaranteed  investment  contracts  ("GICs") to
        SEI  for  $102,000.  In  2016,  MNL  issued  additional  GICs of  $100,000.  These contracts  totaling $202,000 are included in policyholder  account balances in the
        accompanying   consolidated   balance   sheets   at   December   31,   2016.   The
        contracts  pay 1% interest  and mature in equal  monthly  installments  over a one year  period.  Each  installment  may  be  renewed  for  an  additional  one  year period.  Interest  incurred on these  contracts were $1,669,  $1,032 and $1,021 in
        2016, 2015 and 2014, respectively.

        SEI has a noncontrolling  interest in Guggenheim Capital,  L.L.C.  ("Guggenheim"), a  diversified  financial  services  firm  that  operates  businesses  in  capital
        markets,   investment  management,   insurance  services  and  solutions,   wealth
        management and merchant banking.

        GPIM   provides   investment   management   services  for  the   Company.   During
        2016,  2015 and 2014,  the  Company  incurred  expense  of  $42,074,  $38,042  and
        $35,257,  respectively,  for  these  investment  management  services.  The fee is
        calculated   based  on  the   average   fair  value  of  invested   assets   under
        management multiplied by a contractual rate.

        Guggenheim  Commercial  Real Estate  Finance,  L.L.C.  (an indirect  subsidiary of
        Guggenheim)   provides   commercial   mortgage  loan   origination  and  servicing
        services  for  the  Company.    During  2016  and  2015,   the  Company   incurred
        expense  of  $8,335  and  $6,643,  respectively,  for  these  commercial  mortgage
        services.   The fee is  calculated  monthly  based  on the  outstanding  principal balance of the  commercial  mortgage  loans and real estate owned  multiplied by a contractual rate.

        The  Company  had  a  $17,641   reverse   repurchase   agreement  with  Guggenheim
        Aircraft  Opportunity  Fund, L.P. (a limited  partnership  managed by Guggenheim).
        The reverse  repurchase  agreement is reported in  short-term  investments  in the consolidated  balance  sheets,  has an initial term of 364 days,  is renewable and earns an  interest  rate of 4.45%.  The  Company  earned  $3,135 and  $3,849  from this agreement in 2016 and 2015, respectively.

        The Company holds various  investments  debt  securities  and limited  partnership interests  issued  by  Guggenheim  and its  affiliates.  The debt  securities  are reported in fixed maturities,  available-for-sale in the accompanying consolidated
        balance  sheet.   The  reported  value  of  these   securities  was  $708,760  and
        $716,717 at  December  31, 2016 and 2015,  respectively.  The limited  partnership interests are reported in other invested assets in the  accompanying  consolidated
        balance  sheet.   The  reported   value  of  these   interests  was  $516,099  and
        $606,690 at December 31, 2016 and 2015, respectively.

        The  Company  is  party  to two  coinsurance  agreements  with  GLAC.  See Note 11 for further discussion of these transactions.

        The   Company   pays  fees  to  an   affiliate   of   Guggenheim   for   providing
        administrative  services  for the SRS mutual fund and variable  annuity  products.
        The  Company  incurred  expense  of  $5,902,  $3,297  and  2,569  to  the  service company for  processing  and  administration  of the  products  in 2016,  2015 and
        2014, respectively.

        The  Company  is a party  to  reinsurance  agreements  with  North  American.  See
        Note 11 for further discussion of these transactions.

19.     COMMITMENTS AND CONTINGENCIES

        The Company  has, in the normal  course of  business,  claims and  lawsuits  filed against  it. In some  cases the  damages  sought  are  substantially  in excess of contractual  policy  benefits.  The Company  believes  these claims and  lawsuits, either  individually  or in aggregate,  will not  materially  affect the Company's financial position or results of operations.

        At  December  31,  2016,  the  Company  had  outstanding  capital  commitments  to limited partnerships of $348,539.

        Under  insurance  guaranty fund laws,  in most states  insurance  companies  doing business therein can be assessed up to prescribed  limits for policyholder  losses
        incurred   by   insolvent   companies.   The  Company   does  not   believe   such
        assessments will be materially  different from amounts already provided for in the consolidated  financial statements.  Most of these laws do provide,  however, that an  assessment  may be excused or deferred if it would  threaten an insurer's  own financial strength.

20.     SUBSEQUENT EVENTS

        The  Company  evaluated   subsequent  events  through  March  30,  2017  which  is
        the date the  consolidated  financial  statements  were  available  to be  issued.
        There were no  subsequent  event  transactions  that  required  disclosure  in the consolidated financial statements.

Midland National Life
Insurance Company
Separate Account A
Financial Statements
December 31, 2016 and 2015

Midland National Life Insurance Company
Separate Account A
Index
-----------------------------------------------------------------------------------------------------

                                                                                             Page(s)

Report of Independent Registered Public Accounting Firm..........................................1-2

Financial Statements

Statements of Assets and Liabilities, Operations and Changes in Net Assets......................3-65

Notes to Financial Statements..................................................................66-82

                 Report of Independent Registered Public Accounting Firm

To the Board of Directors of Midland National Life Insurance Company and the
Policyowners of Midland National Life Insurance Company Separate Account A:

In our opinion, for each of the subaccounts of Midland National Life Insurance Company
Separate Account A indicated in the table below, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Midland National Life Insurance Company Separate Account A as of
December 31, 2016, and the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.  These financial statements are the responsibility of the management of
Midland National Life Insurance Company.  Our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company
Accounting Oversight Board (placecountry-regionUnited States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities as of December 31,
2016 by correspondence with underlying fund management, provide a reasonable basis for our opinions.

-------------------------------------------------------------- ------------------------------------------------------------
Fidelity Variable Insurance Products Fund I - Government       Fidelity Variable Insurance Products Fund I - High Income
Money Market Portfolio                                         Portfolio
-------------------------------------------------------------- ------------------------------------------------------------
Fidelity Variable Insurance Products Fund I - Equity-Income    Fidelity Variable Insurance Products Fund I - Growth
Portfolio                                                      Portfolio
-------------------------------------------------------------- ------------------------------------------------------------
Fidelity Variable Insurance Products Fund I - Overseas         Fidelity Variable Insurance Products Fund I -  Mid Cap
Portfolio                                                      Portfolio
-------------------------------------------------------------- ------------------------------------------------------------
Fidelity Variable Insurance Products Fund I - Freedom          Fidelity Variable Insurance Products Fund I - Freedom
Income Portfolio                                               2010 Portfolio
-------------------------------------------------------------- ------------------------------------------------------------
Fidelity Variable Insurance Products Fund I - Freedom 2015     Fidelity Variable Insurance Products Fund I - Freedom
Portfolio                                                      2020 Portfolio
-------------------------------------------------------------- ------------------------------------------------------------
Fidelity Variable Insurance Products Fund I - Freedom 2025     Fidelity Variable Insurance Products Fund I - Freedom
Portfolio                                                      2030 Portfolio
-------------------------------------------------------------- ------------------------------------------------------------
Fidelity Variable Insurance Products Fund II - Asset           Fidelity Variable Insurance Products Fund II - Investment
Manager Portfolio                                              Grade Bond Portfolio
-------------------------------------------------------------- ------------------------------------------------------------
Fidelity Variable Insurance Products Fund II - Index 500       Fidelity Variable Insurance Products Fund II - Contrafund
Portfolio                                                      Portfolio
-------------------------------------------------------------- ------------------------------------------------------------
Fidelity Variable Insurance Products Fund II - Asset           Fidelity Variable Insurance Products Fund III - Balanced
Manager: Growth Portfolio                                      Portfolio
-------------------------------------------------------------- ------------------------------------------------------------
Fidelity Variable Insurance Products Fund III - Growth &       Fidelity Variable Insurance Products Fund III - Growth
Income Portfolio                                               Opportunities Portfolio
-------------------------------------------------------------- ------------------------------------------------------------
American Century Variable Portfolios, Inc. - Balanced Fund     American Century Variable Portfolios, Inc. - Capital
                                                               Appreciation Fund
-------------------------------------------------------------- ------------------------------------------------------------
American Century Variable Portfolios, Inc. - International     American Century Variable Portfolios, Inc. - Value Fund
Fund
-------------------------------------------------------------- ------------------------------------------------------------
American Century Variable Portfolios, Inc. - Income &          MFS Variable Insurance Trust - Growth Series
Growth Fund
-------------------------------------------------------------- ------------------------------------------------------------
MFS Variable Insurance Trust - Investors Trust Series          MFS Variable Insurance Trust - New Discovery Series
-------------------------------------------------------------- ------------------------------------------------------------
MFS Variable Insurance Trust - Research Series                 MFS Variable Insurance Trust - Total Return Series
-------------------------------------------------------------- ------------------------------------------------------------
MFS Variable Insurance Trust - Utilities Series                Lord Abbett Series Fund, Inc. - Growth and Income
                                                               Portfolio
-------------------------------------------------------------- ------------------------------------------------------------
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio        Lord Abbett Series Fund, Inc. - International
                                                               Opportunities Portfolio
-------------------------------------------------------------- ------------------------------------------------------------
Lord Abbett Series Fund, Inc. - Calibrated Dividend Growth     Alger Fund - Large Cap Growth Portfolio
Portfolio
-------------------------------------------------------------- ------------------------------------------------------------
Alger Fund - Mid Cap Growth Portfolio                          Alger Fund - Capital Appreciation Portfolio
-------------------------------------------------------------- ------------------------------------------------------------
Alger Fund - Small Cap Growth Portfolio                        Invesco Variable Insurance Funds - Diversified Dividend
                                                               Fund
-------------------------------------------------------------- ------------------------------------------------------------
Invesco Variable Insurance Funds - Global Health Care          Invesco Variable Insurance Funds -  International Growth
Fund                                                           Fund
-------------------------------------------------------------- ------------------------------------------------------------
VanEck Worldwide Insurance Trust - Global Hard Assets          PIMCO Variable Insurance Trust - Total Return Portfolio
Fund
-------------------------------------------------------------- ------------------------------------------------------------
PIMCO Variable Insurance Trust - Low Duration Portfolio        PIMCO Variable Insurance Trust - High Yield Portfolio
-------------------------------------------------------------- ------------------------------------------------------------
PIMCO Variable Insurance Trust - Real Return Portfolio         Goldman Sachs Variable Insurance Trust - Small Cap
                                                               Equity Insights Fund
-------------------------------------------------------------- ------------------------------------------------------------
Goldman Sachs Variable Insurance Trust - Large Cap             Neuberger Berman Advisors Management Trust - AMT
Value Fund                                                     Mid Cap Intrinsic Value Portfolio
-------------------------------------------------------------- ------------------------------------------------------------
Profunds VP - Japan                                            Profunds VP - Oil & Gas
-------------------------------------------------------------- ------------------------------------------------------------
Profunds VP - Small-Cap Value                                  Profunds VP - Ultra Mid-Cap
-------------------------------------------------------------- ------------------------------------------------------------
Vanguard Variable Insurance Funds - Balanced                   Vanguard Variable Insurance Funds - Total Bond Market
                                                               Index
-------------------------------------------------------------- ------------------------------------------------------------
Vanguard Variable Insurance Funds - High Yield Bond            Vanguard Variable Insurance Funds - International
-------------------------------------------------------------- ------------------------------------------------------------
Vanguard Variable Insurance Funds - Mid-Cap Index              Vanguard Variable Insurance Funds - REIT Index
-------------------------------------------------------------- ------------------------------------------------------------
Vanguard Variable Insurance Funds - Small Company              Vanguard Variable Insurance Funds - Short Term
Growth                                                         Investment Grade
-------------------------------------------------------------- ------------------------------------------------------------
Vanguard Variable Insurance Funds - Total Stock Market
Index
-------------------------------------------------------------- ------------------------------------------------------------

Des Moines, Iowa
Aprilâ€ 24, 2017

PricewaterhouseCoopers LLP, 699 Walnut Street, Suite 1300, Des Moines, IA  50309
T: (515)246-3800, F: (515) 246- 3811, www.pwc.com/

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I - Government Money Market Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 13,864
     7,238,050 shares (cost $7,238,050)     $ 7,238,050       Capital gains distributions                          -
                                                                                                       --------------

Liabilities                                           -                                                       13,864
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 7,238,050       Administrative expense                             819
                                          --------------
                                                              Mortality and expense risk                      30,273
                                                                                                       --------------

                                                                                                              31,092
                                                                                                       --------------

                                                           Net investment loss                               (17,228)

                                                          Realized and change in unrealized gains
                                                          on investments
                                                            Net realized gains on investments                      -
                                                            Change in net unrealized appreciation on
                                                             investments                                           -
                                                                                                       --------------

                                                           Net decrease in net assets resulting from
                                                           operations                                      $ (17,228)
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 7,036,448       $ 5,688,038

 Net decrease in net assets resulting from operations                                      (17,228)          (27,026)

Capital shares transactions
   Net premiums                                                                            551,763           543,620
   Transfers of policy loans                                                               568,320           155,596
   Transfers of cost of insurance                                                         (554,529)         (556,773)
   Transfers of surrenders                                                                (245,371)         (252,068)
   Transfers of death benefits                                                             (56,039)          (32,579)
   Transfers of other terminations                                                         (41,497)          (57,821)
   Interfund and net transfers (to) from general account                                    (3,817)        1,575,461
                                                                                     --------------    --------------

Net increase in net assets from capital share transactions                                 218,830         1,375,436
                                                                                     --------------    --------------

 Total increase in net assets                                                              201,602         1,348,410
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 7,238,050       $ 7,036,448
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       3

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I - High Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                              $ 479,579
     1,722,534 shares (cost $9,509,034)     $ 9,267,232       Capital gains distributions                          -
                                                                                                       --------------

Liabilities                                           -                                                      479,579
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 9,267,232       Administrative expense                           2,782
                                          --------------
                                                              Mortality and expense risk                      29,375
                                                                                                       --------------

                                                                                                              32,157
                                                                                                       --------------

                                                           Net investment income                             447,422

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments              (128,363)
                                                            Change in net unrealized appreciation on
                                                             investments                                     504,079
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 823,138
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 5,641,870       $ 6,447,277

 Net increase (decrease) in net assets resulting from operations                           823,138          (359,041)

Capital shares transactions
   Net premiums                                                                            487,708           465,912
   Transfers of policy loans                                                                78,507           123,222
   Transfers of cost of insurance                                                         (435,159)         (463,428)
   Transfers of surrenders                                                                (333,455)         (354,299)
   Transfers of death benefits                                                             (37,906)           (4,019)
   Transfers of other terminations                                                         (37,163)          (91,795)
   Interfund and net transfers from (to) general account                                 3,079,692          (121,959)
                                                                                     --------------    --------------

Net increase (decrease) in net assets from capital share transactions                    2,802,224          (446,366)
                                                                                     --------------    --------------

 Total increase (decrease) in net assets                                                 3,625,362          (805,407)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 9,267,232       $ 5,641,870
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       4

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I - Equity-Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2016                                    Year Ended December 31, 2016

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                              $ 453,651
     960,492 shares (cost $19,689,804)     $ 21,102,019      Capital gains distributions                  1,231,318
                                                                                                      --------------

Liabilities                                           -                                                   1,684,969
                                         ---------------                                              --------------
                                                         Expenses:
Net assets                                 $ 21,102,019      Administrative expense                          11,753
                                         ---------------
                                                             Mortality and expense risk                     105,551
                                                                                                      --------------

                                                                                                            117,304
                                                                                                      --------------

                                                          Net investment income                           1,567,665

                                                         Realized and change in unrealized gains
                                                         on investments
                                                           Net realized gains on investments                 41,937
                                                           Change in net unrealized appreciation on
                                                            investments                                   1,552,132
                                                                                                      --------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 3,161,734
                                                                                                      --------------

--------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016             2015

Net assets at beginning of year                                                       $ 18,977,265     $ 21,407,733

 Net increase (decrease) in net assets resulting from operations                         3,161,734         (914,810)

Capital shares transactions
   Net premiums                                                                          1,047,783        1,294,524
   Transfers of policy loans                                                               258,643          364,917
   Transfers of cost of insurance                                                       (1,311,284)      (1,307,755)
   Transfers of surrenders                                                                (858,768)        (816,739)
   Transfers of death benefits                                                             (68,193)         (52,557)
   Transfers of other terminations                                                        (115,828)        (137,416)
   Interfund and net transfers from (to) general account                                    10,667         (860,632)
                                                                                     --------------   --------------

Net decrease in net assets from capital share transactions                              (1,036,980)      (1,515,658)
                                                                                     --------------   --------------

 Total increase (decrease) in net assets                                                 2,124,754       (2,430,468)
                                                                                     --------------   --------------

Net assets at end of year                                                             $ 21,102,019     $ 18,977,265
                                                                                     --------------   --------------

                         The accompanying notes are an integral part of these financial statements

                                                       5

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I - Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2016                                    Year Ended December 31, 2016

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 14,561
     632,545 shares (cost $28,503,249)     $ 37,516,247      Capital gains distributions                  3,571,854
                                                                                                      --------------

Liabilities                                           -                                                   3,586,415
                                         ---------------                                              --------------
                                                         Expenses:
Net assets                                 $ 37,516,247      Administrative expense                          20,231
                                         ---------------
                                                             Mortality and expense risk                     191,392
                                                                                                      --------------

                                                                                                            211,623
                                                                                                      --------------

                                                          Net investment income                           3,374,792

                                                         Realized and change in unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments              1,261,637
                                                           Change in net unrealized depreciation on
                                                            investments                                  (4,666,196)
                                                                                                      --------------

                                                          Net decrease in net assets resulting from
                                                          operations                                      $ (29,767)
                                                                                                      --------------

--------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016             2015

Net assets at beginning of year                                                       $ 38,827,201     $ 39,401,396

 Net (decrease) increase in net assets resulting from operations                           (29,767)       2,382,215

Capital shares transactions
   Net premiums                                                                          1,992,860        2,554,723
   Transfers of policy loans                                                               478,349          551,178
   Transfers of cost of insurance                                                       (2,430,043)      (2,432,640)
   Transfers of surrenders                                                              (1,567,368)      (1,532,268)
   Transfers of death benefits                                                            (256,315)        (462,204)
   Transfers of other terminations                                                        (226,898)        (276,193)
   Interfund and net transfers from (to) general account                                   728,228       (1,359,006)
                                                                                     --------------   --------------

Net decrease in net assets from capital share transactions                              (1,281,187)      (2,956,410)
                                                                                     --------------   --------------

 Total decrease in net assets                                                           (1,310,954)        (574,195)
                                                                                     --------------   --------------

Net assets at end of year                                                             $ 37,516,247     $ 38,827,201
                                                                                     --------------   --------------

                         The accompanying notes are an integral part of these financial statements

                                                       6

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I - Overseas Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2016                                    Year Ended December 31, 2016

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                              $ 141,847
     533,708 shares (cost $9,734,646)       $ 9,505,334      Capital gains distributions                     16,811
                                                                                                      --------------

Liabilities                                           -                                                     158,658
                                         ---------------                                              --------------
                                                         Expenses:
Net assets                                  $ 9,505,334      Administrative expense                           3,102
                                         ---------------
                                                             Mortality and expense risk                      48,620
                                                                                                      --------------

                                                                                                             51,722
                                                                                                      --------------

                                                          Net investment income                             106,936

                                                         Realized and change in unrealized losses
                                                         on investments
                                                           Net realized losses on investments              (120,544)
                                                           Change in net unrealized depreciation on
                                                            investments                                    (594,318)
                                                                                                      --------------

                                                          Net decrease in net assets resulting from
                                                          operations                                     $ (607,926)
                                                                                                      --------------

--------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016             2015

Net assets at beginning of year                                                       $ 10,932,570     $ 11,181,455

 Net (decrease) increase in net assets resulting from operations                          (607,926)         376,178

Capital shares transactions
   Net premiums                                                                            699,193          818,174
   Transfers of policy loans                                                               176,438          259,905
   Transfers of cost of insurance                                                         (686,525)        (706,911)
   Transfers of surrenders                                                                (520,810)        (475,875)
   Transfers of death benefits                                                             (45,377)         (47,253)
   Transfers of other terminations                                                         (96,656)        (145,152)
   Interfund and net transfers to general account                                         (345,573)        (327,951)
                                                                                     --------------   --------------

Net decrease in net assets from capital share transactions                                (819,310)        (625,063)
                                                                                     --------------   --------------

 Total decrease in net assets                                                           (1,427,236)        (248,885)
                                                                                     --------------   --------------

Net assets at end of year                                                              $ 9,505,334     $ 10,932,570
                                                                                     --------------   --------------

                         The accompanying notes are an integral part of these financial statements

                                                       7

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I - Mid Cap Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2016                                    Year Ended December 31, 2016

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                              $ 115,011
     708,036 shares (cost $24,021,453)     $ 24,059,047      Capital gains distributions                  1,416,601
                                                                                                      --------------

Liabilities                                           -                                                   1,531,612
                                         ---------------                                              --------------
                                                         Expenses:
Net assets                                 $ 24,059,047      Administrative expense                             968
                                         ---------------
                                                             Mortality and expense risk                      77,171
                                                                                                      --------------

                                                                                                             78,139
                                                                                                      --------------

                                                          Net investment income                           1,453,473

                                                         Realized and change in unrealized gains
                                                         (losses) on investments
                                                           Net realized losses on investments              (559,401)
                                                           Change in net unrealized appreciation on
                                                            investments                                   1,718,562
                                                                                                      --------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 2,612,634
                                                                                                      --------------

--------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016             2015

Net assets at beginning of year                                                       $ 23,440,075     $ 26,394,024

 Net increase (decrease) in net assets resulting from operations                         2,612,634         (358,411)

Capital shares transactions
   Net premiums                                                                          1,255,613        1,225,276
   Transfers of policy loans                                                               217,347          227,077
   Transfers of cost of insurance                                                       (1,108,198)      (1,182,589)
   Transfers of surrenders                                                              (1,066,241)      (1,267,923)
   Transfers of death benefits                                                             (38,943)        (302,057)
   Transfers of other terminations                                                        (216,386)        (231,790)
   Interfund and net transfers to general account                                       (1,036,854)      (1,063,532)
                                                                                     --------------   --------------

Net decrease in net assets from capital share transactions                              (1,993,662)      (2,595,538)
                                                                                     --------------   --------------

 Total increase (decrease) in net assets                                                   618,972       (2,953,949)
                                                                                     --------------   --------------

Net assets at end of year                                                             $ 24,059,047     $ 23,440,075
                                                                                     --------------   --------------

                         The accompanying notes are an integral part of these financial statements

                                                       8

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I - Freedom Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                $ 1,049
     6,493 shares (cost $72,170)               $ 71,297       Capital gains distributions                        579
                                                                                                       --------------

Liabilities                                           -                                                        1,628
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                     $ 71,297       Administrative expense                               -
                                          --------------
                                                              Mortality and expense risk                         471
                                                                                                       --------------

                                                                                                                 471
                                                                                                       --------------

                                                           Net investment income                               1,157

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                  3,714
                                                            Change in net unrealized depreciation on
                                                             investments                                      (3,880)
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                          $ 991
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                           $ 54,905          $ 53,550

 Net increase (decrease) in net assets resulting from operations                               991              (662)

Capital shares transactions
   Net premiums                                                                              2,605             1,091
   Transfers of policy loans                                                                10,000                 -
   Transfers of cost of insurance                                                           (2,404)           (2,052)
   Transfers of surrenders                                                                    (521)                -
   Transfers of death benefits                                                                   -                 -
   Transfers of other terminations                                                               -                 -
   Interfund and net transfers from general account                                          5,721             2,978
                                                                                     --------------    --------------

Net increase in net assets from capital share transactions                                  15,401             2,017
                                                                                     --------------    --------------

 Total increase in net assets                                                               16,392             1,355
                                                                                     --------------    --------------

Net assets at end of year                                                                 $ 71,297          $ 54,905
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       9

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I - Freedom 2010 Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                    $ 2
     13 shares (cost $164)                        $ 161       Capital gains distributions                          -
                                                                                                       --------------

Liabilities                                           -                                                            2
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                        $ 161       Administrative expense                               -
                                          --------------
                                                              Mortality and expense risk                           -
                                                                                                       --------------

                                                                                                                   -
                                                                                                       --------------

                                                           Net investment income                                   2

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                      -
                                                            Change in net unrealized depreciation on
                                                             investments                                          (3)
                                                                                                       --------------

                                                           Net decrease in net assets resulting from
                                                           operations                                           $ (1)
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                                $ -               $ -

 Net decrease in net assets resulting from operations                                           (1)           (1,336)

Capital shares transactions
   Net premiums                                                                                250                 -
   Transfers of policy loans                                                                     -                 -
   Transfers of cost of insurance                                                              (88)              (58)
   Transfers of surrenders                                                                       -                 -
   Transfers of death benefits                                                                   -                 -
   Transfers of other terminations                                                               -                 -
   Interfund and net transfers from general account                                              -             1,394
                                                                                     --------------    --------------

Net increase in net assets from capital share transactions                                     162             1,336
                                                                                     --------------    --------------

 Total increase in net assets                                                                  161                 -
                                                                                     --------------    --------------

Net assets at end of year                                                                    $ 161               $ -
                                                                                     --------------    --------------
                         The accompanying notes are an integral part of these financial statements

                                                       10

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I - Freedom 2015 Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                  $ 579
     3,081 shares (cost $37,607)               $ 38,167       Capital gains distributions                      6,512
                                                                                                       --------------

Liabilities                                           -                                                        7,091
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                     $ 38,167       Administrative expense                               -
                                          --------------
                                                              Mortality and expense risk                         201
                                                                                                       --------------

                                                                                                                 201
                                                                                                       --------------

                                                           Net investment income                               6,890

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments               (14,644)
                                                            Change in net unrealized appreciation on
                                                             investments                                       6,852
                                                                                                       --------------

                                                           Net decrease in net assets resulting from
                                                           operations                                         $ (902)
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                          $ 240,447          $ 55,068

 Net decrease in net assets resulting from operations                                         (902)           (3,373)

Capital shares transactions
   Net premiums                                                                              4,900             5,150
   Transfers of policy loans                                                                 1,382               220
   Transfers of cost of insurance                                                           (6,157)           (5,432)
   Transfers of surrenders                                                                (200,597)                -
   Transfers of death benefits                                                                   -                 -
   Transfers of other terminations                                                          (3,380)                -
   Interfund and net transfers from general account                                          2,474           188,814
                                                                                     --------------    --------------

Net (decrease) increase in net assets from capital share transactions                     (201,378)          188,752
                                                                                     --------------    --------------

 Total (decrease) increase in net assets                                                  (202,280)          185,379
                                                                                     --------------    --------------

Net assets at end of year                                                                 $ 38,167         $ 240,447
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       11

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I - Freedom 2020 Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                $ 5,033
     26,507 shares (cost $333,525)            $ 332,923       Capital gains distributions                     11,391
                                                                                                       --------------

Liabilities                                           -                                                       16,424
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                    $ 332,923       Administrative expense                               -
                                          --------------
                                                              Mortality and expense risk                         506
                                                                                                       --------------

                                                                                                                 506
                                                                                                       --------------

                                                           Net investment income                              15,918

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments                (1,610)
                                                            Change in net unrealized appreciation on
                                                             investments                                       4,477
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                       $ 18,785
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                          $ 362,222         $ 526,847

 Net increase (decrease) in net assets resulting from operations                            18,785              (624)

Capital shares transactions
   Net premiums                                                                             11,272            75,846
   Transfers of policy loans                                                                   317               474
   Transfers of cost of insurance                                                           (6,686)          (10,706)
   Transfers of surrenders                                                                 (47,604)         (190,968)
   Transfers of death benefits                                                                   -                 -
   Transfers of other terminations                                                               -                 -
   Interfund and net transfers to general account                                           (5,383)          (38,647)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                 (48,084)         (164,001)
                                                                                     --------------    --------------

 Total decrease in net assets                                                              (29,299)         (164,625)
                                                                                     --------------    --------------

Net assets at end of year                                                                $ 332,923         $ 362,222
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       12

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I - Freedom 2025 Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                $ 3,783
     19,612 shares (cost $255,894)            $ 253,980       Capital gains distributions                      7,358
                                                                                                       --------------

Liabilities                                           -                                                       11,141
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                    $ 253,980       Administrative expense                               -
                                          --------------
                                                              Mortality and expense risk                         881
                                                                                                       --------------

                                                                                                                 881
                                                                                                       --------------

                                                           Net investment income                              10,260

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments                (3,497)
                                                            Change in net unrealized appreciation on
                                                             investments                                       7,038
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                       $ 13,801
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                          $ 231,820         $ 198,946

 Net increase (decrease) in net assets resulting from operations                            13,801            (2,122)

Capital shares transactions
   Net premiums                                                                             14,221            14,184
   Transfers of policy loans                                                                 2,276             7,379
   Transfers of cost of insurance                                                          (14,208)          (11,296)
   Transfers of surrenders                                                                 (17,433)           (1,287)
   Transfers of death benefits                                                                   -                 -
   Transfers of other terminations                                                            (842)                -
   Interfund and net transfers from general account                                         24,345            26,016
                                                                                     --------------    --------------

Net increase in net assets from capital share transactions                                   8,359            34,996
                                                                                     --------------    --------------

 Total increase in net assets                                                               22,160            32,874
                                                                                     --------------    --------------

Net assets at end of year                                                                $ 253,980         $ 231,820
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       13

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I - Freedom 2030 Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 11,044
     60,620 shares (cost $775,527)            $ 772,905       Capital gains distributions                     28,444
                                                                                                       --------------

Liabilities                                           -                                                       39,488
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                    $ 772,905       Administrative expense                              56
                                          --------------
                                                              Mortality and expense risk                       1,322
                                                                                                       --------------

                                                                                                               1,378
                                                                                                       --------------

                                                           Net investment income                              38,110

                                                          Realized and change in unrealized gains
                                                          on investments
                                                            Net realized gains on investments                  1,779
                                                            Change in net unrealized appreciation on
                                                             investments                                       7,990
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                       $ 47,879
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                          $ 726,575         $ 551,468

 Net increase (decrease) in net assets resulting from operations                            47,879            (7,781)

Capital shares transactions
   Net premiums                                                                             46,569            88,274
   Transfers of policy loans                                                                 2,224             3,180
   Transfers of cost of insurance                                                          (21,903)          (13,125)
   Transfers of surrenders                                                                       -                 -
   Transfers of death benefits                                                                   -                 -
   Transfers of other terminations                                                          (2,323)             (490)
   Interfund and net transfers (to) from general account                                   (26,116)          105,049
                                                                                     --------------    --------------

Net (decrease) increase in net assets from capital share transactions                       (1,549)          182,888
                                                                                     --------------    --------------

 Total increase in net assets                                                               46,330           175,107
                                                                                     --------------    --------------

Net assets at end of year                                                                $ 772,905         $ 726,575
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       14

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II - Asset Manager Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 69,238
     305,550 shares (cost $4,603,661)       $ 4,668,800       Capital gains distributions                    215,487
                                                                                                       --------------

Liabilities                                           -                                                      284,725
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 4,668,800       Administrative expense                           5,113
                                          --------------
                                                              Mortality and expense risk                      31,865
                                                                                                       --------------

                                                                                                              36,978
                                                                                                       --------------

                                                           Net investment income                             247,747

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                 53,254
                                                            Change in net unrealized depreciation on
                                                             investments                                    (196,639)
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 104,362
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 5,181,758       $ 5,635,644

 Net increase (decrease) in net assets resulting from operations                           104,362           (31,949)

Capital shares transactions
   Net premiums                                                                            277,478           318,442
   Transfers of policy loans                                                                89,915           137,729
   Transfers of cost of insurance                                                         (402,425)         (410,896)
   Transfers of surrenders                                                                (181,929)         (328,038)
   Transfers of death benefits                                                             (19,361)           (4,431)
   Transfers of other terminations                                                         (34,805)          (37,242)
   Interfund and net transfers to general account                                         (346,193)          (97,501)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                (617,320)         (421,937)
                                                                                     --------------    --------------

 Total decrease in net assets                                                             (512,958)         (453,886)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 4,668,800       $ 5,181,758
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       15

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II - Investment Grade Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2016                                    Year Ended December 31, 2016

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                              $ 243,526
     807,642 shares (cost $10,410,063)     $ 10,208,590      Capital gains distributions                      5,236
                                                                                                      --------------

Liabilities                                           -                                                     248,762
                                         ---------------                                              --------------
                                                         Expenses:
Net assets                                 $ 10,208,590      Administrative expense                           1,325
                                         ---------------
                                                             Mortality and expense risk                      41,120
                                                                                                      --------------

                                                                                                             42,445
                                                                                                      --------------

                                                          Net investment income                             206,317

                                                         Realized and change in unrealized gains
                                                         on investments
                                                           Net realized gains on investments                 31,714
                                                           Change in net unrealized appreciation on
                                                            investments                                     250,232
                                                                                                      --------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 488,263
                                                                                                      --------------

--------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016             2015

Net assets at beginning of year                                                       $ 10,437,509     $ 11,411,261

 Net increase (decrease) in net assets resulting from operations                           488,263         (100,683)

Capital shares transactions
   Net premiums                                                                            640,886          603,375
   Transfers of policy loans                                                               107,614          136,029
   Transfers of cost of insurance                                                         (607,989)        (668,813)
   Transfers of surrenders                                                                (343,248)        (284,759)
   Transfers of death benefits                                                             (17,410)         (18,887)
   Transfers of other terminations                                                         (52,243)         (48,632)
   Interfund and net transfers to general account                                         (444,792)        (591,382)
                                                                                     --------------   --------------

Net decrease in net assets from capital share transactions                                (717,182)        (873,069)
                                                                                     --------------   --------------

 Total decrease in net assets                                                             (228,919)        (973,752)
                                                                                     --------------   --------------

Net assets at end of year                                                             $ 10,208,590     $ 10,437,509
                                                                                     --------------   --------------

                         The accompanying notes are an integral part of these financial statements

                                                       16

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II - Index 500 Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2016                                    Year Ended December 31, 2016

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                              $ 821,545
     257,247 shares (cost $43,000,886)     $ 58,510,852      Capital gains distributions                     59,890
                                                                                                      --------------

Liabilities                                           -                                                     881,435
                                         ---------------                                              --------------
                                                         Expenses:
Net assets                                 $ 58,510,852      Administrative expense                           7,560
                                         ---------------
                                                             Mortality and expense risk                     248,684
                                                                                                      --------------

                                                                                                            256,244
                                                                                                      --------------

                                                          Net investment income                             625,191

                                                         Realized and change in unrealized gains
                                                         on investments
                                                           Net realized gains on investments              3,673,813
                                                           Change in net unrealized appreciation on
                                                            investments                                   1,831,042
                                                                                                      --------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 6,130,046
                                                                                                      --------------

--------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016             2015

Net assets at beginning of year                                                       $ 57,545,812     $ 63,557,897

 Net increase in net assets resulting from operations                                    6,130,046          517,972

Capital shares transactions
   Net premiums                                                                          3,264,887        4,037,065
   Transfers of policy loans                                                               751,184          887,423
   Transfers of cost of insurance                                                       (3,221,698)      (3,314,775)
   Transfers of surrenders                                                              (2,612,114)      (2,563,839)
   Transfers of death benefits                                                            (236,583)        (998,458)
   Transfers of other terminations                                                        (455,175)        (569,748)
   Interfund and net transfers to general account                                       (2,655,507)      (4,007,725)
                                                                                     --------------   --------------

Net decrease in net assets from capital share transactions                              (5,165,006)      (6,530,057)
                                                                                     --------------   --------------

 Total increase (decrease) in net assets                                                   965,040       (6,012,085)
                                                                                     --------------   --------------

Net assets at end of year                                                             $ 58,510,852     $ 57,545,812
                                                                                     --------------   --------------

                         The accompanying notes are an integral part of these financial statements

                                                       17

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II - Contrafund Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2016                                    Year Ended December 31, 2016

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                              $ 395,005
     1,510,503 shares (cost $44,194,669)   $ 50,118,483      Capital gains distributions                  3,902,078
                                                                                                      --------------

Liabilities                                           -                                                   4,297,083
                                         ---------------                                              --------------
                                                         Expenses:
Net assets                                 $ 50,118,483      Administrative expense                           8,571
                                         ---------------
                                                             Mortality and expense risk                     208,703
                                                                                                      --------------

                                                                                                            217,274
                                                                                                      --------------

                                                          Net investment income                           4,079,809

                                                         Realized and change in unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments              2,444,789
                                                           Change in net unrealized depreciation on
                                                            investments                                  (2,974,409)
                                                                                                      --------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 3,550,189
                                                                                                      --------------

--------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016             2015

Net assets at beginning of year                                                       $ 50,421,595     $ 54,337,255

 Net increase in net assets resulting from operations                                    3,550,189          140,986

Capital shares transactions
   Net premiums                                                                          2,270,919        2,814,094
   Transfers of policy loans                                                               652,546          929,492
   Transfers of cost of insurance                                                       (2,501,476)      (2,474,138)
   Transfers of surrenders                                                              (2,057,528)      (2,150,335)
   Transfers of death benefits                                                            (135,282)        (313,296)
   Transfers of other terminations                                                        (844,709)        (507,620)
   Interfund and net transfers to general account                                       (1,237,771)      (2,354,843)
                                                                                     --------------   --------------

Net decrease in net assets from capital share transactions                              (3,853,301)      (4,056,646)
                                                                                     --------------   --------------

 Total decrease in net assets                                                             (303,112)      (3,915,660)
                                                                                     --------------   --------------

Net assets at end of year                                                             $ 50,118,483     $ 50,421,595
                                                                                     --------------   --------------

                         The accompanying notes are an integral part of these financial statements

                                                       18

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II - Asset Manager: Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 42,267
     162,577 shares (cost $2,470,603)       $ 3,058,068       Capital gains distributions                     44,827
                                                                                                       --------------

Liabilities                                           -                                                       87,094
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 3,058,068       Administrative expense                           1,449
                                          --------------
                                                              Mortality and expense risk                      16,065
                                                                                                       --------------

                                                                                                              17,514
                                                                                                       --------------

                                                           Net investment income                              69,580

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                116,302
                                                            Change in net unrealized depreciation on
                                                             investments                                    (135,865)
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                       $ 50,017
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 3,245,148       $ 3,283,814

 Net increase (decrease) in net assets resulting from operations                            50,017           (24,095)

Capital shares transactions
   Net premiums                                                                            206,270           264,923
   Transfers of policy loans                                                                49,640           124,507
   Transfers of cost of insurance                                                         (266,270)         (263,556)
   Transfers of surrenders                                                                 (95,586)          (36,369)
   Transfers of death benefits                                                             (13,800)          (61,100)
   Transfers of other terminations                                                         (25,620)          (16,592)
   Interfund and net transfers to general account                                          (91,731)          (26,384)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                (237,097)          (14,571)
                                                                                     --------------    --------------

 Total decrease in net assets                                                             (187,080)          (38,666)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 3,058,068       $ 3,245,148
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       19

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III - Balanced Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 60,882
     277,972 shares (cost $4,485,784)       $ 4,661,586       Capital gains distributions                    110,859
                                                                                                       --------------

Liabilities                                           -                                                      171,741
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 4,661,586       Administrative expense                             137
                                          --------------
                                                              Mortality and expense risk                      14,994
                                                                                                       --------------

                                                                                                              15,131
                                                                                                       --------------

                                                           Net investment income                             156,610

                                                          Realized and change in unrealized gains
                                                          on investments
                                                            Net realized gains on investments                 28,615
                                                            Change in net unrealized appreciation on
                                                             investments                                     118,352
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 303,577
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 4,581,292       $ 4,553,426

 Net increase in net assets resulting from operations                                      303,577            10,644

Capital shares transactions
   Net premiums                                                                            393,932           395,037
   Transfers of policy loans                                                                41,920            48,665
   Transfers of cost of insurance                                                         (352,719)         (331,887)
   Transfers of surrenders                                                                (141,558)         (131,074)
   Transfers of death benefits                                                              (2,027)          (34,583)
   Transfers of other terminations                                                         (51,684)          (19,931)
   Interfund and net transfers (to) from general account                                  (111,147)           90,995
                                                                                     --------------    --------------

Net (decrease) increase in net assets from capital share transactions                     (223,283)           17,222
                                                                                     --------------    --------------

 Total increase in net assets                                                               80,294            27,866
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 4,661,586       $ 4,581,292
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       20

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III - Growth & Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                              $ 141,097
     443,677 shares (cost $6,959,800)       $ 8,940,100       Capital gains distributions                    497,085
                                                                                                       --------------

Liabilities                                           -                                                      638,182
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 8,940,100       Administrative expense                             409
                                          --------------
                                                              Mortality and expense risk                      37,898
                                                                                                       --------------

                                                                                                              38,307
                                                                                                       --------------

                                                           Net investment income                             599,875

                                                          Realized and change in unrealized gains
                                                          on investments
                                                            Net realized gains on investments                555,461
                                                            Change in net unrealized appreciation on
                                                             investments                                      58,720
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                    $ 1,214,056
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 8,315,260       $ 9,251,593

 Net increase (decrease) in net assets resulting from operations                         1,214,056          (232,275)

Capital shares transactions
   Net premiums                                                                            513,877           671,553
   Transfers of policy loans                                                                94,515           110,127
   Transfers of cost of insurance                                                         (589,909)         (598,864)
   Transfers of surrenders                                                                (315,618)         (477,244)
   Transfers of death benefits                                                             (17,240)          (38,132)
   Transfers of other terminations                                                         (79,414)          (67,014)
   Interfund and net transfers to general account                                         (195,427)         (304,484)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                (589,216)         (704,058)
                                                                                     --------------    --------------

 Total increase (decrease) in net assets                                                   624,840          (936,333)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 8,940,100       $ 8,315,260
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       21

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III - Growth Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 28,027
     277,383 shares (cost $6,408,283)       $ 8,612,755       Capital gains distributions                    175,146
                                                                                                       --------------

Liabilities                                           -                                                      203,173
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 8,612,755       Administrative expense                             615
                                          --------------
                                                              Mortality and expense risk                      38,685
                                                                                                       --------------

                                                                                                              39,300
                                                                                                       --------------

                                                           Net investment income                             163,873

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                265,908
                                                            Change in net unrealized depreciation on
                                                             investments                                    (452,763)
                                                                                                       --------------

                                                           Net decrease in net assets resulting from
                                                           operations                                      $ (22,982)
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 9,138,740      $ 10,981,351

 Net (decrease) increase in net assets resulting from operations                           (22,982)          446,004

Capital shares transactions
   Net premiums                                                                            576,513           655,309
   Transfers of policy loans                                                               155,954           182,247
   Transfers of cost of insurance                                                         (542,107)         (532,149)
   Transfers of surrenders                                                                (226,626)         (711,069)
   Transfers of death benefits                                                            (126,160)          (38,233)
   Transfers of other terminations                                                         (81,900)          (81,851)
   Interfund and net transfers to general account                                         (258,677)       (1,762,869)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                (503,003)       (2,288,615)
                                                                                     --------------    --------------

 Total decrease in net assets                                                             (525,985)       (1,842,611)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 8,612,755       $ 9,138,740
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       22

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. - Balanced Fund
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 39,898
     357,484 shares (cost $2,581,575)       $ 2,491,666       Capital gains distributions                    113,087
                                                                                                       --------------

Liabilities                                           -                                                      152,985
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 2,491,666       Administrative expense                              71
                                          --------------
                                                              Mortality and expense risk                       7,866
                                                                                                       --------------

                                                                                                               7,937
                                                                                                       --------------

                                                           Net investment income                             145,048

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments               (10,204)
                                                            Change in net unrealized appreciation on
                                                             investments                                      27,630
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 162,474
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 2,531,945       $ 2,820,919

 Net increase (decrease) in net assets resulting from operations                           162,474           (77,052)

Capital shares transactions
   Net premiums                                                                            152,649           162,639
   Transfers of policy loans                                                                35,901            45,322
   Transfers of cost of insurance                                                         (179,437)         (175,520)
   Transfers of surrenders                                                                (108,021)          (96,432)
   Transfers of death benefits                                                             (19,605)          (17,054)
   Transfers of other terminations                                                         (36,094)          (40,536)
   Interfund and net transfers to general account                                          (48,146)          (90,341)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                (202,753)         (211,922)
                                                                                     --------------    --------------

 Total decrease in net assets                                                              (40,279)         (288,974)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 2,491,666       $ 2,531,945
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       23

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. - Capital Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                    $ -
     480,094 shares (cost $7,020,523)       $ 6,711,718       Capital gains distributions                    656,218
                                                                                                       --------------

Liabilities                                           -                                                      656,218
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 6,711,718       Administrative expense                             452
                                          --------------
                                                              Mortality and expense risk                      24,582
                                                                                                       --------------

                                                                                                              25,034
                                                                                                       --------------

                                                           Net investment income                             631,184

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments              (473,151)
                                                            Change in net unrealized appreciation on
                                                             investments                                       4,706
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 162,739
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 7,017,504       $ 8,234,995

 Net increase in net assets resulting from operations                                      162,739           143,853

Capital shares transactions
   Net premiums                                                                            370,600           397,064
   Transfers of policy loans                                                                71,491           104,858
   Transfers of cost of insurance                                                         (354,896)         (348,618)
   Transfers of surrenders                                                                (280,035)         (291,736)
   Transfers of death benefits                                                             (30,445)          (40,379)
   Transfers of other terminations                                                         (83,921)          (28,278)
   Interfund and net transfers to general account                                         (161,319)       (1,154,255)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                (468,525)       (1,361,344)
                                                                                     --------------    --------------

 Total decrease in net assets                                                             (305,786)       (1,217,491)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 6,711,718       $ 7,017,504
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       24

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. - International Fund
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2016                                    Year Ended December 31, 2016

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                              $ 120,105
     1,144,581 shares (cost $10,927,038)   $ 10,724,724      Capital gains distributions                          -
                                                                                                      --------------

Liabilities                                           -                                                     120,105
                                         ---------------                                              --------------
                                                         Expenses:
Net assets                                 $ 10,724,724      Administrative expense                             449
                                         ---------------
                                                             Mortality and expense risk                      53,897
                                                                                                      --------------

                                                                                                             54,346
                                                                                                      --------------

                                                          Net investment income                              65,759

                                                         Realized and change in unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                280,344
                                                           Change in net unrealized depreciation on
                                                            investments                                  (1,091,232)
                                                                                                      --------------

                                                          Net decrease in net assets resulting from
                                                          operations                                     $ (745,129)
                                                                                                      --------------

--------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016             2015

Net assets at beginning of year                                                       $ 12,602,791     $ 13,286,902

 Net (decrease) increase in net assets resulting from operations                          (745,129)          84,073

Capital shares transactions
   Net premiums                                                                            837,378          966,864
   Transfers of policy loans                                                               197,527          285,104
   Transfers of cost of insurance                                                         (808,554)        (853,643)
   Transfers of surrenders                                                                (565,444)        (600,571)
   Transfers of death benefits                                                            (100,534)         (28,087)
   Transfers of other terminations                                                        (115,905)        (145,689)
   Interfund and net transfers to general account                                         (577,406)        (392,162)
                                                                                     --------------   --------------

Net decrease in net assets from capital share transactions                              (1,132,938)        (768,184)
                                                                                     --------------   --------------

 Total decrease in net assets                                                           (1,878,067)        (684,111)
                                                                                     --------------   --------------

Net assets at end of year                                                             $ 10,724,724     $ 12,602,791
                                                                                     --------------   --------------

                         The accompanying notes are an integral part of these financial statements

                                                       25

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. - Value Fund
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2016                                    Year Ended December 31, 2016

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                              $ 407,597
     2,416,369 shares (cost $20,415,110)   $ 25,323,543      Capital gains distributions                          -
                                                                                                      --------------

Liabilities                                           -                                                     407,597
                                         ---------------                                              --------------
                                                         Expenses:
Net assets                                 $ 25,323,543      Administrative expense                             846
                                         ---------------
                                                             Mortality and expense risk                      93,358
                                                                                                      --------------

                                                                                                             94,204
                                                                                                      --------------

                                                          Net investment income                             313,393

                                                         Realized and change in unrealized gains
                                                         on investments
                                                           Net realized gains on investments              1,776,176
                                                           Change in net unrealized appreciation on
                                                            investments                                   2,298,474
                                                                                                      --------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 4,388,043
                                                                                                      --------------

--------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016             2015

Net assets at beginning of year                                                       $ 23,123,280     $ 26,214,989

 Net increase (decrease) in net assets resulting from operations                         4,388,043       (1,049,655)

Capital shares transactions
   Net premiums                                                                          1,523,957        1,652,746
   Transfers of policy loans                                                               303,320          292,419
   Transfers of cost of insurance                                                       (1,253,208)      (1,290,682)
   Transfers of surrenders                                                              (1,036,629)      (1,386,652)
   Transfers of death benefits                                                             (90,104)         (82,036)
   Transfers of other terminations                                                        (220,802)        (289,203)
   Interfund and net transfers to general account                                       (1,414,314)        (938,646)
                                                                                     --------------   --------------

Net decrease in net assets from capital share transactions                              (2,187,780)      (2,042,054)
                                                                                     --------------   --------------

 Total increase (decrease) in net assets                                                 2,200,263       (3,091,709)
                                                                                     --------------   --------------

Net assets at end of year                                                             $ 25,323,543     $ 23,123,280
                                                                                     --------------   --------------

                         The accompanying notes are an integral part of these financial statements

                                                       26

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. - Income & Growth Fund
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 52,559
     246,520 shares (cost $1,921,711)       $ 2,297,564       Capital gains distributions                     41,667
                                                                                                       --------------

Liabilities                                           -                                                       94,226
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 2,297,564       Administrative expense                              66
                                          --------------
                                                              Mortality and expense risk                       8,220
                                                                                                       --------------

                                                                                                               8,286
                                                                                                       --------------

                                                           Net investment income                              85,940

                                                          Realized and change in unrealized gains
                                                          on investments
                                                            Net realized gains on investments                 85,129
                                                            Change in net unrealized appreciation on
                                                             investments                                      99,871
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 270,940
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 2,177,695       $ 2,527,098

 Net increase (decrease) in net assets resulting from operations                           270,940          (145,273)

Capital shares transactions
   Net premiums                                                                            127,191           159,410
   Transfers of policy loans                                                                23,958            22,220
   Transfers of cost of insurance                                                         (131,965)         (129,473)
   Transfers of surrenders                                                                (105,330)         (121,592)
   Transfers of death benefits                                                                   -           (19,476)
   Transfers of other terminations                                                         (32,309)          (30,659)
   Interfund and net transfers to general account                                          (32,616)          (84,560)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                (151,071)         (204,130)
                                                                                     --------------    --------------

 Total increase (decrease) in net assets                                                   119,869          (349,403)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 2,297,564       $ 2,177,695
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       27

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust - Growth Series
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                $ 7,658
     398,957 shares (cost $13,488,181)     $ 15,463,584       Capital gains distributions                  1,044,657
                                                                                                       --------------

Liabilities                                           -                                                    1,052,315
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                 $ 15,463,584       Administrative expense                             657
                                          --------------
                                                              Mortality and expense risk                      55,077
                                                                                                       --------------

                                                                                                              55,734
                                                                                                       --------------

                                                           Net investment income                             996,581

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                688,571
                                                            Change in net unrealized depreciation on
                                                             investments                                  (1,461,014)
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 224,138
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                       $ 16,764,349      $ 16,142,539

 Net increase in net assets resulting from operations                                      224,138         1,007,509

Capital shares transactions
   Net premiums                                                                            973,526         1,151,245
   Transfers of policy loans                                                               167,799           288,141
   Transfers of cost of insurance                                                         (845,199)         (824,920)
   Transfers of surrenders                                                                (737,271)         (717,566)
   Transfers of death benefits                                                            (147,730)          (52,916)
   Transfers of other terminations                                                        (137,723)         (185,864)
   Interfund and net transfers to general account                                         (798,305)          (43,819)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                              (1,524,903)         (385,699)
                                                                                     --------------    --------------

 Total (decrease) increase in net assets                                                (1,300,765)          621,810
                                                                                     --------------    --------------

Net assets at end of year                                                             $ 15,463,584      $ 16,764,349
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       28

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust - Investors Trust Series
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 13,907
     65,636 shares (cost $1,562,644)        $ 1,678,315       Capital gains distributions                    177,779
                                                                                                       --------------

Liabilities                                           -                                                      191,686
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 1,678,315       Administrative expense                              16
                                          --------------
                                                              Mortality and expense risk                       5,636
                                                                                                       --------------

                                                                                                               5,652
                                                                                                       --------------

                                                           Net investment income                             186,034

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                 35,824
                                                            Change in net unrealized depreciation on
                                                             investments                                     (94,795)
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 127,063
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 1,621,276       $ 1,702,818

 Net increase (decrease) in net assets resulting from operations                           127,063              (760)

Capital shares transactions
   Net premiums                                                                             86,663           116,777
   Transfers of policy loans                                                                10,941            16,238
   Transfers of cost of insurance                                                          (95,446)          (92,659)
   Transfers of surrenders                                                                 (45,161)          (56,246)
   Transfers of death benefits                                                              (2,211)          (19,097)
   Transfers of other terminations                                                          (6,954)           (4,814)
   Interfund and net transfers to general account                                          (17,856)          (40,981)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                 (70,024)          (80,782)
                                                                                     --------------    --------------

 Total increase (decrease) in net assets                                                    57,039           (81,542)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 1,678,315       $ 1,621,276
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       29

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust - New Discovery Series
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                    $ -
     426,894 shares (cost $6,918,703)       $ 6,907,141       Capital gains distributions                    322,720
                                                                                                       --------------

Liabilities                                           -                                                      322,720
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 6,907,141       Administrative expense                             327
                                          --------------
                                                              Mortality and expense risk                      22,466
                                                                                                       --------------

                                                                                                              22,793
                                                                                                       --------------

                                                           Net investment income                             299,927

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments              (189,221)
                                                            Change in net unrealized appreciation on
                                                             investments                                     447,691
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 558,397
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 6,623,076       $ 7,392,341

 Net increase (decrease) in net assets resulting from operations                           558,397           (96,170)

Capital shares transactions
   Net premiums                                                                            370,753           408,888
   Transfers of policy loans                                                                83,640            91,716
   Transfers of cost of insurance                                                         (366,758)         (361,755)
   Transfers of surrenders                                                                (317,972)         (423,274)
   Transfers of death benefits                                                             (15,016)           (2,955)
   Transfers of other terminations                                                         (52,044)          (59,438)
   Interfund and net transfers from (to) general account                                    23,065          (326,277)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                (274,332)         (673,095)
                                                                                     --------------    --------------

 Total increase (decrease) in net assets                                                   284,065          (769,265)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 6,907,141       $ 6,623,076
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       30

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust - Research Series
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 32,330
     158,176 shares (cost $3,718,302)       $ 4,112,564       Capital gains distributions                    414,945
                                                                                                       --------------

Liabilities                                           -                                                      447,275
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 4,112,564       Administrative expense                              77
                                          --------------
                                                              Mortality and expense risk                      13,695
                                                                                                       --------------

                                                                                                              13,772
                                                                                                       --------------

                                                           Net investment income                             433,503

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                170,680
                                                            Change in net unrealized depreciation on
                                                             investments                                    (276,097)
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 328,086
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 4,145,789       $ 4,321,487

 Net increase in net assets resulting from operations                                      328,086            19,975

Capital shares transactions
   Net premiums                                                                            213,346           247,174
   Transfers of policy loans                                                                53,744           129,442
   Transfers of cost of insurance                                                         (222,375)         (213,968)
   Transfers of surrenders                                                                (192,213)         (186,010)
   Transfers of death benefits                                                              (3,139)           (6,718)
   Transfers of other terminations                                                         (60,848)          (23,888)
   Interfund and net transfers to general account                                         (149,826)         (141,705)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                (361,311)         (195,673)
                                                                                     --------------    --------------

 Total decrease in net assets                                                              (33,225)         (175,698)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 4,112,564       $ 4,145,789
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       31

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust - Total Return Series
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 10,157
     17,130 shares (cost $380,737)            $ 397,072       Capital gains distributions                     11,419
                                                                                                       --------------

Liabilities                                           -                                                       21,576
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                    $ 397,072       Administrative expense                              10
                                          --------------
                                                              Mortality and expense risk                       1,006
                                                                                                       --------------

                                                                                                               1,016
                                                                                                       --------------

                                                           Net investment income                              20,560

                                                          Realized and change in unrealized gains
                                                          on investments
                                                            Net realized gains on investments                  3,229
                                                            Change in net unrealized appreciation on
                                                             investments                                       4,294
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                       $ 28,083
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                          $ 292,308         $ 281,819

 Net increase (decrease) in net assets resulting from operations                            28,083            (1,869)

Capital shares transactions
   Net premiums                                                                             33,907            30,644
   Transfers of policy loans                                                                22,209            (1,170)
   Transfers of cost of insurance                                                          (19,130)          (15,888)
   Transfers of surrenders                                                                    (233)          (18,890)
   Transfers of death benefits                                                              (2,870)                -
   Transfers of other terminations                                                               -              (100)
   Interfund and net transfers from general account                                         42,798            17,762
                                                                                     --------------    --------------

Net increase in net assets from capital share transactions                                  76,681            12,358
                                                                                     --------------    --------------

 Total increase in net assets                                                              104,764            10,489
                                                                                     --------------    --------------

Net assets at end of year                                                                $ 397,072         $ 292,308
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       32

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust - Utilities Series
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                              $ 145,139
     136,962 shares (cost $4,023,101)       $ 3,671,962       Capital gains distributions                     85,633
                                                                                                       --------------

Liabilities                                           -                                                      230,772
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 3,671,962       Administrative expense                             104
                                          --------------
                                                              Mortality and expense risk                      16,410
                                                                                                       --------------

                                                                                                              16,514
                                                                                                       --------------

                                                           Net investment income                             214,258

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments               (88,158)
                                                            Change in net unrealized appreciation on
                                                             investments                                     233,256
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 359,356
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 3,648,484       $ 4,416,326

 Net increase (decrease) in net assets resulting from operations                           359,356          (637,628)

Capital shares transactions
   Net premiums                                                                            328,082           358,358
   Transfers of policy loans                                                                52,311            28,579
   Transfers of cost of insurance                                                         (212,749)         (232,546)
   Transfers of surrenders                                                                (137,823)         (200,984)
   Transfers of death benefits                                                              (4,233)          (25,682)
   Transfers of other terminations                                                         (30,259)          (22,035)
   Interfund and net transfers to general account                                         (331,207)          (35,904)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                (335,878)         (130,214)
                                                                                     --------------    --------------

 Total increase (decrease) in net assets                                                    23,478          (767,842)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 3,671,962       $ 3,648,484
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       33

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2016                                    Year Ended December 31, 2016

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                              $ 153,552
     298,929 shares (cost $9,594,803)      $ 10,976,656      Capital gains distributions                    140,267
                                                                                                      --------------

Liabilities                                           -                                                     293,819
                                         ---------------                                              --------------
                                                         Expenses:
Net assets                                 $ 10,976,656      Administrative expense                             208
                                         ---------------
                                                             Mortality and expense risk                      34,223
                                                                                                      --------------

                                                                                                             34,431
                                                                                                      --------------

                                                          Net investment income                             259,388

                                                         Realized and change in unrealized gains
                                                         on investments
                                                           Net realized gains on investments                654,656
                                                           Change in net unrealized appreciation on
                                                            investments                                     687,047
                                                                                                      --------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 1,601,091
                                                                                                      --------------

--------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016             2015

Net assets at beginning of year                                                       $ 10,171,037     $ 11,058,190

 Net increase (decrease) in net assets resulting from operations                         1,601,091         (341,925)

Capital shares transactions
   Net premiums                                                                            574,457          625,931
   Transfers of policy loans                                                               141,386          161,673
   Transfers of cost of insurance                                                         (668,296)        (614,942)
   Transfers of surrenders                                                                (410,450)        (352,472)
   Transfers of death benefits                                                             (10,528)         (24,720)
   Transfers of other terminations                                                        (130,984)         (88,143)
   Interfund and net transfers to general account                                         (291,057)        (252,555)
                                                                                     --------------   --------------

Net decrease in net assets from capital share transactions                                (795,472)        (545,228)
                                                                                     --------------   --------------

 Total increase (decrease) in net assets                                                   805,619         (887,153)
                                                                                     --------------   --------------

Net assets at end of year                                                             $ 10,976,656     $ 10,171,037
                                                                                     --------------   --------------

                         The accompanying notes are an integral part of these financial statements

                                                       34

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                     Statement of Operations
    December 31, 2016                                    Year Ended December 31, 2016

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 65,551
     538,538 shares (cost $11,316,039)     $ 13,743,484      Capital gains distributions                    744,866
                                                                                                      --------------

Liabilities                                           -                                                     810,417
                                         ---------------                                              --------------
                                                         Expenses:
Net assets                                 $ 13,743,484      Administrative expense                             476
                                         ---------------
                                                             Mortality and expense risk                      50,461
                                                                                                      --------------

                                                                                                             50,937
                                                                                                      --------------

                                                          Net investment income                             759,480

                                                         Realized and change in unrealized gains
                                                         on investments
                                                           Net realized gains on investments                929,478
                                                           Change in net unrealized appreciation on
                                                            investments                                     232,761
                                                                                                      --------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 1,921,719
                                                                                                      --------------

--------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016             2015

Net assets at beginning of year                                                       $ 12,731,373     $ 14,552,152

 Net increase (decrease) in net assets resulting from operations                         1,921,719         (570,932)

Capital shares transactions
   Net premiums                                                                            735,810          799,577
   Transfers of policy loans                                                               181,437          187,893
   Transfers of cost of insurance                                                         (704,791)        (703,160)
   Transfers of surrenders                                                                (547,807)        (628,357)
   Transfers of death benefits                                                             (53,430)        (239,668)
   Transfers of other terminations                                                        (106,129)        (173,242)
   Interfund and net transfers to general account                                         (414,698)        (492,890)
                                                                                     --------------   --------------

Net decrease in net assets from capital share transactions                                (909,608)      (1,249,847)
                                                                                     --------------   --------------

 Total increase (decrease) in net assets                                                 1,012,111       (1,820,779)
                                                                                     --------------   --------------

Net assets at end of year                                                             $ 13,743,484     $ 12,731,373
                                                                                     --------------   --------------

                         The accompanying notes are an integral part of these financial statements

                                                       35

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. - International Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 33,261
     534,875 shares (cost $4,460,528)       $ 4,166,673       Capital gains distributions                      8,329
                                                                                                       --------------

Liabilities                                           -                                                       41,590
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 4,166,673       Administrative expense                             183
                                          --------------
                                                              Mortality and expense risk                      18,965
                                                                                                       --------------

                                                                                                              19,148
                                                                                                       --------------

                                                           Net investment income                              22,442

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments              (289,590)
                                                            Change in net unrealized appreciation on
                                                             investments                                      12,633
                                                                                                       --------------

                                                           Net decrease in net assets resulting from
                                                           operations                                     $ (254,515)
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 5,168,608       $ 5,722,050

 Net (decrease) increase in net assets resulting from operations                          (254,515)          493,832

Capital shares transactions
   Net premiums                                                                            301,177           313,338
   Transfers of policy loans                                                                78,294            76,011
   Transfers of cost of insurance                                                         (231,406)         (241,421)
   Transfers of surrenders                                                                (150,835)          126,598
   Transfers of death benefits                                                                   -        (2,029,865)
   Transfers of other terminations                                                         (38,347)          (66,667)
   Interfund and net transfers (to) from general account                                  (706,303)          774,732
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                (747,420)       (1,047,274)
                                                                                     --------------    --------------

 Total decrease in net assets                                                           (1,001,935)         (553,442)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 4,166,673       $ 5,168,608
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       36

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. - Calibrated Dividend Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 15,614
     67,717 shares (cost $1,025,081)          $ 979,866       Capital gains distributions                     63,565
                                                                                                       --------------

Liabilities                                           -                                                       79,179
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                    $ 979,866       Administrative expense                               -
                                          --------------
                                                              Mortality and expense risk                       5,700
                                                                                                       --------------

                                                                                                               5,700
                                                                                                       --------------

                                                           Net investment income                              73,479

                                                          Realized and change in unrealized gains
                                                          on investments
                                                            Net realized gains on investments                112,872
                                                            Change in net unrealized appreciation on
                                                             investments                                       1,744
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 188,095
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                          $ 275,463         $ 351,320

 Net increase (decrease) in net assets resulting from operations                           188,095            (7,806)

Capital shares transactions
   Net premiums                                                                             66,643            25,158
   Transfers of policy loans                                                                54,367            (2,753)
   Transfers of cost of insurance                                                          (64,927)          (12,194)
   Transfers of surrenders                                                                 (32,602)          (62,073)
   Transfers of death benefits                                                                   -                 -
   Transfers of other terminations                                                          (1,946)           (2,768)
   Interfund and net transfers from (to) general account                                   494,773           (13,421)
                                                                                     --------------    --------------

Net increase (decrease) in net assets from capital share transactions                      516,308           (68,051)
                                                                                     --------------    --------------

 Total increase (decrease) in net assets                                                   704,403           (75,857)
                                                                                     --------------    --------------

Net assets at end of year                                                                $ 979,866         $ 275,463
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       37

Midland National Life Insurance Company
Separate Account A
Alger Fund - Large Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                    $ -
     202,650 shares (cost $11,442,589)     $ 10,665,459       Capital gains distributions                     38,956
                                                                                                       --------------

Liabilities                                           -                                                       38,956
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                 $ 10,665,459       Administrative expense                             235
                                          --------------
                                                              Mortality and expense risk                      46,556
                                                                                                       --------------

                                                                                                              46,791
                                                                                                       --------------

                                                           Net investment loss                                (7,835)

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                138,936
                                                            Change in net unrealized depreciation on
                                                             investments                                    (298,390)
                                                                                                       --------------

                                                           Net decrease in net assets resulting from
                                                           operations                                     $ (167,289)
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                       $ 11,449,442      $ 12,375,441

 Net (decrease) increase in net assets resulting from operations                          (167,289)          180,963

Capital shares transactions
   Net premiums                                                                            694,180           772,490
   Transfers of policy loans                                                               159,479           152,316
   Transfers of cost of insurance                                                         (601,533)         (608,050)
   Transfers of surrenders                                                                (557,467)         (579,528)
   Transfers of death benefits                                                             (13,309)          (11,523)
   Transfers of other terminations                                                         (74,636)         (122,356)
   Interfund and net transfers to general account                                         (223,408)         (710,311)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                (616,694)       (1,106,962)
                                                                                     --------------    --------------

 Total decrease in net assets                                                             (783,983)         (925,999)
                                                                                     --------------    --------------

Net assets at end of year                                                             $ 10,665,459      $ 11,449,442
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       38

Midland National Life Insurance Company
Separate Account A
Alger Fund - Mid Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                    $ -
     342,658 shares (cost $5,952,550)       $ 6,750,363       Capital gains distributions                          -
                                                                                                       --------------

Liabilities                                           -                                                            -
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 6,750,363       Administrative expense                             158
                                          --------------
                                                              Mortality and expense risk                      20,299
                                                                                                       --------------

                                                                                                              20,457
                                                                                                       --------------

                                                           Net investment loss                               (20,457)

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                263,696
                                                            Change in net unrealized depreciation on
                                                             investments                                    (187,155)
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                       $ 56,084
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 7,270,258       $ 7,810,297

 Net increase (decrease) in net assets resulting from operations                            56,084          (128,764)

Capital shares transactions
   Net premiums                                                                            540,839           506,232
   Transfers of policy loans                                                                80,873           104,949
   Transfers of cost of insurance                                                         (426,390)         (439,910)
   Transfers of surrenders                                                                (205,708)         (342,624)
   Transfers of death benefits                                                             (25,444)           (6,391)
   Transfers of other terminations                                                         (81,192)          (82,036)
   Interfund and net transfers to general account                                         (458,957)         (151,495)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                (575,979)         (411,275)
                                                                                     --------------    --------------

 Total decrease in net assets                                                             (519,895)         (540,039)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 6,750,363       $ 7,270,258
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       39

Midland National Life Insurance Company
Separate Account A
Alger Fund - Capital Appreciation Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 21,269
     167,800 shares (cost $12,075,223)     $ 11,261,073       Capital gains distributions                     88,162
                                                                                                       --------------

Liabilities                                           -                                                      109,431
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                 $ 11,261,073       Administrative expense                             290
                                          --------------
                                                              Mortality and expense risk                      37,732
                                                                                                       --------------

                                                                                                              38,022
                                                                                                       --------------

                                                           Net investment income                              71,409

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments              (238,401)
                                                            Change in net unrealized appreciation on
                                                             investments                                     157,405
                                                                                                       --------------

                                                           Net decrease in net assets resulting from
                                                           operations                                       $ (9,587)
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                       $ 12,209,496      $ 12,115,218

 Net (decrease) increase in net assets resulting from operations                            (9,587)          672,581

Capital shares transactions
   Net premiums                                                                            633,529           730,079
   Transfers of policy loans                                                               127,934           154,458
   Transfers of cost of insurance                                                         (576,445)         (534,502)
   Transfers of surrenders                                                                (487,306)         (564,704)
   Transfers of death benefits                                                            (179,351)          (22,458)
   Transfers of other terminations                                                        (110,370)          (64,919)
   Interfund and net transfers to general account                                         (346,827)         (276,257)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                (938,836)         (578,303)
                                                                                     --------------    --------------

 Total (decrease) increase in net assets                                                  (948,423)           94,278
                                                                                     --------------    --------------

Net assets at end of year                                                             $ 11,261,073      $ 12,209,496
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       40

Midland National Life Insurance Company
Separate Account A
Alger Fund - Small Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                    $ -
     324,233 shares (cost $7,591,476)       $ 6,082,603       Capital gains distributions                    839,328
                                                                                                       --------------

Liabilities                                           -                                                      839,328
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 6,082,603       Administrative expense                              78
                                          --------------
                                                              Mortality and expense risk                      15,109
                                                                                                       --------------

                                                                                                              15,187
                                                                                                       --------------

                                                           Net investment income                             824,141

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments            (1,289,081)
                                                            Change in net unrealized appreciation on
                                                             investments                                     781,887
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 316,947
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 6,062,970       $ 7,181,911

 Net increase (decrease) in net assets resulting from operations                           316,947          (226,162)

Capital shares transactions
   Net premiums                                                                            210,856           245,315
   Transfers of policy loans                                                                68,841            60,477
   Transfers of cost of insurance                                                         (300,500)         (270,556)
   Transfers of surrenders                                                                (146,739)         (276,557)
   Transfers of death benefits                                                              (9,382)         (428,160)
   Transfers of other terminations                                                         (27,073)          (25,887)
   Interfund and net transfers to general account                                          (93,317)         (197,411)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                (297,314)         (892,779)
                                                                                     --------------    --------------

 Total increase (decrease) in net assets                                                    19,633        (1,118,941)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 6,082,603       $ 6,062,970
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       41

Midland National Life Insurance Company
Separate Account A
Invesco Variable Insurance Funds - Diversified Dividend Fund
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 19,747
     62,758 shares (cost $1,503,394)        $ 1,655,554       Capital gains distributions                          -
                                                                                                       --------------

Liabilities                                           -                                                       19,747
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 1,655,554       Administrative expense                             111
                                          --------------
                                                              Mortality and expense risk                       6,283
                                                                                                       --------------

                                                                                                               6,394
                                                                                                       --------------

                                                           Net investment income                              13,353

                                                          Realized and change in unrealized gains
                                                          on investments
                                                            Net realized gains on investments                 54,402
                                                            Change in net unrealized appreciation on
                                                             investments                                     140,493
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 208,248
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 1,298,869       $ 2,956,809

 Net increase (decrease) in net assets resulting from operations                           208,248           (96,269)

Capital shares transactions
   Net premiums                                                                             77,379           145,612
   Transfers of policy loans                                                                67,576            24,904
   Transfers of cost of insurance                                                          (93,607)         (115,494)
   Transfers of surrenders                                                                (114,956)          (32,419)
   Transfers of death benefits                                                             (14,685)                -
   Transfers of other terminations                                                         (16,014)          (32,397)
   Interfund and net transfers from (to) general account                                   242,744        (1,551,877)
                                                                                     --------------    --------------

Net increase (decrease) in net assets from capital share transactions                      148,437        (1,561,671)
                                                                                     --------------    --------------

 Total increase (decrease) in net assets                                                   356,685        (1,657,940)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 1,655,554       $ 1,298,869
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       42

Midland National Life Insurance Company
Separate Account A
Invesco Variable Insurance Funds - Global Health Care Fund
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                    $ -
     81,441 shares (cost $2,470,806)        $ 1,963,537       Capital gains distributions                    320,078
                                                                                                       --------------

Liabilities                                           -                                                      320,078
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 1,963,537       Administrative expense                              61
                                          --------------
                                                              Mortality and expense risk                       7,156
                                                                                                       --------------

                                                                                                               7,217
                                                                                                       --------------

                                                           Net investment income                             312,861

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                 13,990
                                                            Change in net unrealized depreciation on
                                                             investments                                    (699,663)
                                                                                                       --------------

                                                           Net decrease in net assets resulting from
                                                           operations                                     $ (372,812)
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 3,381,070       $ 3,366,909

 Net (decrease) increase in net assets resulting from operations                          (372,812)           83,650

Capital shares transactions
   Net premiums                                                                             83,033           183,973
   Transfers of policy loans                                                                30,993            58,017
   Transfers of cost of insurance                                                         (147,664)         (178,267)
   Transfers of surrenders                                                                (178,837)         (157,179)
   Transfers of death benefits                                                            (113,831)           (2,020)
   Transfers of other terminations                                                         (15,082)          (36,253)
   Interfund and net transfers (to) from general account                                  (703,333)           62,240
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                              (1,044,721)          (69,489)
                                                                                     --------------    --------------

 Total (decrease) increase in net assets                                                (1,417,533)           14,161
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 1,963,537       $ 3,381,070
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       43

Midland National Life Insurance Company
Separate Account A
Invesco Variable Insurance Funds - International Growth Fund
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 75,306
     162,657 shares (cost $5,584,611)       $ 5,349,802       Capital gains distributions                          -
                                                                                                       --------------

Liabilities                                           -                                                       75,306
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 5,349,802       Administrative expense                             140
                                          --------------
                                                              Mortality and expense risk                      24,150
                                                                                                       --------------

                                                                                                              24,290
                                                                                                       --------------

                                                           Net investment income                              51,016

                                                          Realized and change in unrealized losses
                                                          on investments
                                                            Net realized losses on investments                (7,481)
                                                            Change in net unrealized depreciation on
                                                             investments                                     (88,363)
                                                                                                       --------------

                                                           Net decrease in net assets resulting from
                                                           operations                                      $ (44,828)
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 5,513,339       $ 5,786,221

 Net decrease in net assets resulting from operations                                      (44,828)         (158,359)

Capital shares transactions
   Net premiums                                                                            520,859           507,051
   Transfers of policy loans                                                                76,642           130,371
   Transfers of cost of insurance                                                         (319,640)         (323,311)
   Transfers of surrenders                                                                (337,647)         (278,021)
   Transfers of death benefits                                                              (8,254)           (8,049)
   Transfers of other terminations                                                         (64,227)          (97,658)
   Interfund and net transfers from (to) general account                                    13,558           (44,906)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                (118,709)         (114,523)
                                                                                     --------------    --------------

 Total decrease in net assets                                                             (163,537)         (272,882)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 5,349,802       $ 5,513,339
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       44

Midland National Life Insurance Company
Separate Account A
VanEck Worldwide Insurance Trust - Global Hard Assets Fund
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 39,440
     485,185 shares (cost $12,334,728)     $ 11,712,375       Capital gains distributions                          -
                                                                                                       --------------

Liabilities                                           -                                                       39,440
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                 $ 11,712,375       Administrative expense                             247
                                          --------------
                                                              Mortality and expense risk                      42,334
                                                                                                       --------------

                                                                                                              42,581
                                                                                                       --------------

                                                           Net investment loss                                (3,141)

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments            (1,925,081)
                                                            Change in net unrealized appreciation on
                                                             investments                                   5,581,945
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                    $ 3,653,723
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 8,597,033      $ 12,288,660

 Net increase (decrease) in net assets resulting from operations                         3,653,723        (4,176,503)

Capital shares transactions
   Net premiums                                                                          1,135,418         1,215,064
   Transfers of policy loans                                                               276,920           403,244
   Transfers of cost of insurance                                                         (827,436)         (869,953)
   Transfers of surrenders                                                                (538,942)         (361,973)
   Transfers of death benefits                                                             (24,007)         (479,994)
   Transfers of other terminations                                                         (82,898)          (98,674)
   Interfund and net transfers (to) from general account                                  (477,436)          677,162
                                                                                     --------------    --------------

Net (decrease) increase in net assets from capital share transactions                     (538,381)          484,876
                                                                                     --------------    --------------

 Total increase (decrease) in net assets                                                 3,115,342        (3,691,627)
                                                                                     --------------    --------------

Net assets at end of year                                                             $ 11,712,375       $ 8,597,033
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       45

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust - Total Return Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                              $ 490,625
     2,089,534 shares (cost $23,068,875)   $ 22,232,643       Capital gains distributions                          -
                                                                                                       --------------

Liabilities                                           -                                                      490,625
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                 $ 22,232,643       Administrative expense                           1,159
                                          --------------
                                                              Mortality and expense risk                      93,775
                                                                                                       --------------

                                                                                                              94,934
                                                                                                       --------------

                                                           Net investment income                             395,691

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments              (454,616)
                                                            Change in net unrealized appreciation on
                                                             investments                                     613,363
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 554,438
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                       $ 23,959,878      $ 27,698,480

 Net increase in net assets resulting from operations                                      554,438            11,978

Capital shares transactions
   Net premiums                                                                          1,870,968         2,091,154
   Transfers of policy loans                                                               345,597           468,484
   Transfers of cost of insurance                                                       (1,523,324)       (1,596,353)
   Transfers of surrenders                                                              (1,125,628)       (1,189,583)
   Transfers of death benefits                                                            (172,265)       (2,121,858)
   Transfers of other terminations                                                        (273,484)         (383,560)
   Interfund and net transfers to general account                                       (1,403,537)       (1,018,864)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                              (2,281,673)       (3,750,580)
                                                                                     --------------    --------------

 Total decrease in net assets                                                           (1,727,235)       (3,738,602)
                                                                                     --------------    --------------

Net assets at end of year                                                             $ 22,232,643      $ 23,959,878
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       46

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust - Low Duration Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 30,015
     194,412 shares (cost $2,010,803)       $ 1,990,777       Capital gains distributions                          -
                                                                                                       --------------

Liabilities                                           -                                                       30,015
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 1,990,777       Administrative expense                              76
                                          --------------
                                                              Mortality and expense risk                       5,130
                                                                                                       --------------

                                                                                                               5,206
                                                                                                       --------------

                                                           Net investment income                              24,809

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments               (60,406)
                                                            Change in net unrealized appreciation on
                                                             investments                                      58,451
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                       $ 22,854
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 2,039,993       $ 2,141,407

 Net increase in net assets resulting from operations                                       22,854             1,634

Capital shares transactions
   Net premiums                                                                             17,879            20,610
   Transfers of policy loans                                                                 4,637             9,892
   Transfers of cost of insurance                                                         (176,300)          (78,822)
   Transfers of surrenders                                                                  (5,406)          (35,309)
   Transfers of death benefits                                                                   -                 -
   Transfers of other terminations                                                               -           (17,012)
   Interfund and net transfers from (to) general account                                    87,120            (2,407)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                 (72,070)         (103,048)
                                                                                     --------------    --------------

 Total decrease in net assets                                                              (49,216)         (101,414)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 1,990,777       $ 2,039,993
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       47

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust - High Yield Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                              $ 142,714
     332,759 shares (cost $2,496,961)       $ 2,578,882       Capital gains distributions                          -
                                                                                                       --------------

Liabilities                                           -                                                      142,714
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 2,578,882       Administrative expense                              43
                                          --------------
                                                              Mortality and expense risk                       7,891
                                                                                                       --------------

                                                                                                               7,934
                                                                                                       --------------

                                                           Net investment income                             134,780

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments              (146,938)
                                                            Change in net unrealized appreciation on
                                                             investments                                     278,117
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 265,959
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 2,481,870       $ 2,855,871

 Net increase (decrease) in net assets resulting from operations                           265,959          (143,251)

Capital shares transactions
   Net premiums                                                                            120,594           177,520
   Transfers of policy loans                                                                47,639            31,618
   Transfers of cost of insurance                                                         (149,287)         (157,717)
   Transfers of surrenders                                                                (112,578)         (174,811)
   Transfers of death benefits                                                             (19,865)          (10,986)
   Transfers of other terminations                                                         (44,848)          (38,847)
   Interfund and net transfers to general account                                          (10,602)          (57,527)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                (168,947)         (230,750)
                                                                                     --------------    --------------

 Total increase (decrease) in net assets                                                    97,012          (374,001)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 2,578,882       $ 2,481,870
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       48

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust - Real Return Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 97,839
     342,704 shares (cost $4,302,727)       $ 4,204,982       Capital gains distributions                          -
                                                                                                       --------------

Liabilities                                           -                                                       97,839
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 4,204,982       Administrative expense                              83
                                          --------------
                                                              Mortality and expense risk                      11,180
                                                                                                       --------------

                                                                                                              11,263
                                                                                                       --------------

                                                           Net investment income                              86,576

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments              (207,616)
                                                            Change in net unrealized appreciation on
                                                             investments                                     328,776
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 207,736
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 4,288,980       $ 5,265,101

 Net increase (decrease) in net assets resulting from operations                           207,736          (131,562)

Capital shares transactions
   Net premiums                                                                            150,723           170,831
   Transfers of policy loans                                                                22,379            18,947
   Transfers of cost of insurance                                                         (164,120)         (259,457)
   Transfers of surrenders                                                                 (69,165)         (167,662)
   Transfers of death benefits                                                              (4,378)         (220,981)
   Transfers of other terminations                                                         (23,895)          (56,324)
   Interfund and net transfers to general account                                         (203,278)         (329,913)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                (291,734)         (844,559)
                                                                                     --------------    --------------

 Total decrease in net assets                                                              (83,998)         (976,121)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 4,204,982       $ 4,288,980
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       49

Midland National Life Insurance Company
Separate Account A
Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 48,259
     335,034 shares (cost $4,279,408)       $ 4,620,126       Capital gains distributions                    115,135
                                                                                                       --------------

Liabilities                                           -                                                      163,394
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 4,620,126       Administrative expense                              74
                                          --------------
                                                              Mortality and expense risk                      26,368
                                                                                                       --------------

                                                                                                              26,442
                                                                                                       --------------

                                                           Net investment income                             136,952

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments              (410,933)
                                                            Change in net unrealized appreciation on
                                                             investments                                   1,115,455
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 841,474
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 3,706,012       $ 6,412,501

 Net increase (decrease) in net assets resulting from operations                           841,474           (93,238)

Capital shares transactions
   Net premiums                                                                            303,242           319,629
   Transfers of policy loans                                                                47,964            60,675
   Transfers of cost of insurance                                                         (224,147)         (187,799)
   Transfers of surrenders                                                                (203,530)         (160,626)
   Transfers of death benefits                                                              (7,673)              (88)
   Transfers of other terminations                                                         (18,198)          (69,350)
   Interfund and net transfers from (to) general account                                   174,982        (2,575,692)
                                                                                     --------------    --------------

Net increase (decrease) in net assets from capital share transactions                       72,640        (2,613,251)
                                                                                     --------------    --------------

 Total increase (decrease) in net assets                                                   914,114        (2,706,489)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 4,620,126       $ 3,706,012
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       50

Midland National Life Insurance Company
Separate Account A
Goldman Sachs Variable Insurance Trust - Large Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 84,265
     401,295 shares (cost $4,684,905)       $ 4,077,160       Capital gains distributions                     40,457
                                                                                                       --------------

Liabilities                                           -                                                      124,722
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 4,077,160       Administrative expense                              95
                                          --------------
                                                              Mortality and expense risk                      20,719
                                                                                                       --------------

                                                                                                              20,814
                                                                                                       --------------

                                                           Net investment income                             103,908

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments              (539,787)
                                                            Change in net unrealized appreciation on
                                                             investments                                     816,040
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 380,161
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 4,502,820       $ 5,000,736

 Net increase (decrease) in net assets resulting from operations                           380,161          (234,374)

Capital shares transactions
   Net premiums                                                                            327,658           397,945
   Transfers of policy loans                                                                51,447            98,290
   Transfers of cost of insurance                                                         (242,442)         (266,877)
   Transfers of surrenders                                                                (221,454)         (232,755)
   Transfers of death benefits                                                              (2,879)           (7,799)
   Transfers of other terminations                                                         (32,038)         (100,922)
   Interfund and net transfers to general account                                         (686,113)         (151,424)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                (805,821)         (263,542)
                                                                                     --------------    --------------

 Total decrease in net assets                                                             (425,660)         (497,916)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 4,077,160       $ 4,502,820
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       51

Midland National Life Insurance Company
Separate Account A
Neuberger Berman Advisors Management Trust - AMT Mid Cap Intrinsic Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 15,306
     115,735 shares (cost $1,894,780)       $ 1,957,079       Capital gains distributions                    174,012
                                                                                                       --------------

Liabilities                                           -                                                      189,318
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 1,957,079       Administrative expense                              35
                                          --------------
                                                              Mortality and expense risk                      11,286
                                                                                                       --------------

                                                                                                              11,321
                                                                                                       --------------

                                                           Net investment income                             177,997

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments               (52,229)
                                                            Change in net unrealized appreciation on
                                                             investments                                     265,780
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 391,548
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 1,554,712         $ 988,114

 Net increase (decrease) in net assets resulting from operations                           391,548          (171,388)

Capital shares transactions
   Net premiums                                                                            230,898           132,385
   Transfers of policy loans                                                                19,731             9,469
   Transfers of cost of insurance                                                         (117,633)          (54,349)
   Transfers of surrenders                                                                 (33,741)          (14,437)
   Transfers of death benefits                                                                (909)                -
   Transfers of other terminations                                                          (3,260)           (7,760)
   Interfund and net transfers (to) from general account                                   (84,267)          672,678
                                                                                     --------------    --------------

Net increase in net assets from capital share transactions                                  10,819           737,986
                                                                                     --------------    --------------

 Total increase in net assets                                                              402,367           566,598
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 1,957,079       $ 1,554,712
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       52

Midland National Life Insurance Company
Separate Account A
Profunds VP - Japan
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                    $ -
     3,303 shares (cost $142,544)             $ 144,989       Capital gains distributions                          -
                                                                                                       --------------

Liabilities                                           -                                                            -
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                    $ 144,989       Administrative expense                               -
                                          --------------
                                                              Mortality and expense risk                         695
                                                                                                       --------------

                                                                                                                 695
                                                                                                       --------------

                                                           Net investment loss                                  (695)

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments               (32,190)
                                                            Change in net unrealized appreciation on
                                                             investments                                      11,028
                                                                                                       --------------

                                                           Net decrease in net assets resulting from
                                                           operations                                      $ (21,857)
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                          $ 337,396          $ 62,325

 Net decrease in net assets resulting from operations                                      (21,857)           (9,795)

Capital shares transactions
   Net premiums                                                                             17,713             9,678
   Transfers of policy loans                                                                 1,500               496
   Transfers of cost of insurance                                                           (9,648)          (10,613)
   Transfers of surrenders                                                                  (1,447)             (566)
   Transfers of death benefits                                                                (580)                -
   Transfers of other terminations                                                             (69)             (353)
   Interfund and net transfers (to) from general account                                  (178,019)          286,224
                                                                                     --------------    --------------

Net (decrease) increase in net assets from capital share transactions                     (170,550)          284,866
                                                                                     --------------    --------------

 Total (decrease) increase in net assets                                                  (192,407)          275,071
                                                                                     --------------    --------------

Net assets at end of year                                                                $ 144,989         $ 337,396
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       53

Midland National Life Insurance Company
Separate Account A
Profunds VP - Oil & Gas
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 21,355
     43,080 shares (cost $1,819,772)        $ 1,664,181       Capital gains distributions                          -
                                                                                                       --------------

Liabilities                                           -                                                       21,355
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 1,664,181       Administrative expense                              12
                                          --------------
                                                              Mortality and expense risk                       6,614
                                                                                                       --------------

                                                                                                               6,626
                                                                                                       --------------

                                                           Net investment income                              14,729

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments              (108,741)
                                                            Change in net unrealized appreciation on
                                                             investments                                     416,174
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 322,162
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 1,343,444       $ 1,614,935

 Net increase (decrease) in net assets resulting from operations                           322,162          (394,296)

Capital shares transactions
   Net premiums                                                                            180,476           191,106
   Transfers of policy loans                                                                21,947            45,172
   Transfers of cost of insurance                                                         (100,273)          (96,348)
   Transfers of surrenders                                                                 (41,096)          (32,569)
   Transfers of death benefits                                                              (7,014)                -
   Transfers of other terminations                                                         (11,523)          (10,758)
   Interfund and net transfers (to) from general account                                   (43,942)           26,202
                                                                                     --------------    --------------

Net (decrease) increase in net assets from capital share transactions                       (1,425)          122,805
                                                                                     --------------    --------------

 Total increase (decrease) in net assets                                                   320,737          (271,491)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 1,664,181       $ 1,343,444
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       54

Midland National Life Insurance Company
Separate Account A
Profunds VP - Small-Cap Value
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                    $ -
     21,831 shares (cost $875,575)          $ 1,009,227       Capital gains distributions                          -
                                                                                                       --------------

Liabilities                                           -                                                            -
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 1,009,227       Administrative expense                              20
                                          --------------
                                                              Mortality and expense risk                       4,194
                                                                                                       --------------

                                                                                                               4,214
                                                                                                       --------------

                                                           Net investment loss                                (4,214)

                                                          Realized and change in unrealized gains
                                                          on investments
                                                            Net realized gains on investments                111,070
                                                            Change in net unrealized appreciation on
                                                             investments                                     226,440
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 333,296
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 2,861,854         $ 983,924
 Net increase (decrease) in net assets resulting from operations                           333,296          (165,612)

Capital shares transactions
   Net premiums                                                                            119,601            92,309
   Transfers of policy loans                                                                24,432             7,656
   Transfers of cost of insurance                                                          (78,451)          (52,292)
   Transfers of surrenders                                                                 (69,423)          (33,942)
   Transfers of death benefits                                                              (8,023)           (1,303)
   Transfers of other terminations                                                          (6,355)           (7,521)
   Interfund and net transfers (to) from general account                                (2,167,704)        2,038,635
                                                                                     --------------    --------------

Net (decrease) increase in net assets from capital share transactions                   (2,185,923)        2,043,542
                                                                                     --------------    --------------

 Total (decrease) increase in net assets                                                (1,852,627)        1,877,930
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 1,009,227       $ 2,861,854
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       55

Midland National Life Insurance Company
Separate Account A
Profunds VP - Ultra Mid-Cap
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                    $ -
     30,294 shares (cost $1,590,175)        $ 2,078,446       Capital gains distributions                          -
                                                                                                       --------------

Liabilities                                           -                                                            -
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 2,078,446       Administrative expense                             187
                                          --------------
                                                              Mortality and expense risk                       6,946
                                                                                                       --------------

                                                                                                               7,133
                                                                                                       --------------

                                                           Net investment loss                                (7,133)

                                                          Realized and change in unrealized gains
                                                          on investments
                                                            Net realized gains on investments                199,181
                                                            Change in net unrealized appreciation on
                                                             investments                                     497,073
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 689,121
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 1,401,205       $ 1,668,613

 Net increase (decrease) in net assets resulting from operations                           689,121          (148,857)

Capital shares transactions
   Net premiums                                                                            146,417           127,300
   Transfers of policy loans                                                                17,764             7,283
   Transfers of cost of insurance                                                          (99,705)          (74,801)
   Transfers of surrenders                                                                 (10,391)         (146,768)
   Transfers of death benefits                                                                   -                 -
   Transfers of other terminations                                                         (11,399)           (2,217)
   Interfund and net transfers to general account                                          (54,566)          (29,348)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                 (11,880)         (118,551)
                                                                                     --------------    --------------

 Total increase (decrease) in net assets                                                   677,241          (267,408)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 2,078,446       $ 1,401,205
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       56

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds - Balanced
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 50,090
     92,540 shares (cost $2,082,466)        $ 2,131,198       Capital gains distributions                     87,657
                                                                                                       --------------

Liabilities                                           -                                                      137,747
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 2,131,198       Administrative expense                             131
                                          --------------
                                                              Mortality and expense risk                       5,554
                                                                                                       --------------

                                                                                                               5,685
                                                                                                       --------------

                                                           Net investment income                             132,062

                                                          Realized and change in unrealized gains
                                                          on investments
                                                            Net realized gains on investments                 10,386
                                                            Change in net unrealized appreciation on
                                                             investments                                      64,508
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 206,956
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 1,942,285       $ 1,827,530

 Net increase (decrease) in net assets resulting from operations                           206,956            (6,398)

Capital shares transactions
   Net premiums                                                                             81,780            78,320
   Transfers of policy loans                                                                 9,402            10,318
   Transfers of cost of insurance                                                          (82,940)          (85,482)
   Transfers of surrenders                                                                 (51,604)          (31,665)
   Transfers of death benefits                                                                   -            (3,961)
   Transfers of other terminations                                                          (2,046)             (660)
   Interfund and net transfers from general account                                         27,365           154,283
                                                                                     --------------    --------------

Net (decrease) increase in net assets from capital share transactions                      (18,043)          121,153
                                                                                     --------------    --------------

 Total increase in net assets                                                              188,913           114,755
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 2,131,198       $ 1,942,285
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       57

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds - Total Bond Market Index
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 32,614
     63,144 shares (cost $753,265)            $ 743,204       Capital gains distributions                      3,885
                                                                                                       --------------

Liabilities                                           -                                                       36,499
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                    $ 743,204       Administrative expense                              24
                                          --------------
                                                              Mortality and expense risk                       4,728
                                                                                                       --------------

                                                                                                               4,752
                                                                                                       --------------

                                                           Net investment income                              31,747

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                 23,612
                                                            Change in net unrealized depreciation on
                                                             investments                                      (3,944)
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                       $ 51,415
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 1,145,152         $ 600,294

 Net increase (decrease) in net assets resulting from operations                            51,415            (1,421)

Capital shares transactions
   Net premiums                                                                              3,026            99,525
   Transfers of policy loans                                                                20,870             9,851
   Transfers of cost of insurance                                                          (83,316)          (45,777)
   Transfers of surrenders                                                                 (87,273)          (56,234)
   Transfers of death benefits                                                              (1,044)                -
   Transfers of other terminations                                                          (8,685)           (6,002)
   Interfund and net transfers (to) from general account                                  (296,941)          544,916
                                                                                     --------------    --------------

Net (decrease) increase in net assets from capital share transactions                     (453,363)          546,279
                                                                                     --------------    --------------

 Total (decrease) increase in net assets                                                  (401,948)          544,858
                                                                                     --------------    --------------

Net assets at end of year                                                                $ 743,204       $ 1,145,152
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       58

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds - High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 21,056
     60,001 shares (cost $465,081)            $ 479,410       Capital gains distributions                          -
                                                                                                       --------------

Liabilities                                           -                                                       21,056
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                    $ 479,410       Administrative expense                              31
                                          --------------
                                                              Mortality and expense risk                       1,368
                                                                                                       --------------

                                                                                                               1,399
                                                                                                       --------------

                                                           Net investment income                              19,657

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments                (2,098)
                                                            Change in net unrealized appreciation on
                                                             investments                                      24,618
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                       $ 42,177
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                          $ 398,724         $ 412,608

 Net increase (decrease) in net assets resulting from operations                            42,177           (18,378)

Capital shares transactions
   Net premiums                                                                             54,169            53,202
   Transfers of policy loans                                                                 2,246             3,346
   Transfers of cost of insurance                                                          (32,250)          (36,881)
   Transfers of surrenders                                                                 (11,936)          (35,200)
   Transfers of death benefits                                                                   -                 -
   Transfers of other terminations                                                          (2,604)           (3,544)
   Interfund and net transfers from general account                                         28,884            23,571
                                                                                     --------------    --------------

Net increase in net assets from capital share transactions                                  38,509             4,494
                                                                                     --------------    --------------

 Total increase (decrease) in net assets                                                    80,686           (13,884)
                                                                                     --------------    --------------

Net assets at end of year                                                                $ 479,410         $ 398,724
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       59

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds - International
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                              $ 216,556
     750,359 shares (cost $14,830,607)     $ 14,654,508       Capital gains distributions                    252,133
                                                                                                       --------------

Liabilities                                           -                                                      468,689
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                 $ 14,654,508       Administrative expense                             469
                                          --------------
                                                              Mortality and expense risk                      47,446
                                                                                                       --------------

                                                                                                              47,915
                                                                                                       --------------

                                                           Net investment income                             420,774

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                277,230
                                                            Change in net unrealized depreciation on
                                                             investments                                    (414,585)
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 283,419
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                       $ 15,226,326      $ 15,114,260

 Net increase (decrease) in net assets resulting from operations                           283,419          (249,094)

Capital shares transactions
   Net premiums                                                                          1,173,218         1,238,885
   Transfers of policy loans                                                               180,767           146,616
   Transfers of cost of insurance                                                         (753,089)         (764,222)
   Transfers of surrenders                                                                (907,187)         (416,492)
   Transfers of death benefits                                                             (17,602)          (22,910)
   Transfers of other terminations                                                        (451,132)         (216,013)
   Interfund and net transfers (to) from general account                                   (80,212)          395,296
                                                                                     --------------    --------------

Net (decrease) increase in net assets from capital share transactions                     (855,237)          361,160
                                                                                     --------------    --------------

 Total (decrease) increase in net assets                                                  (571,818)          112,066
                                                                                     --------------    --------------

Net assets at end of year                                                             $ 14,654,508      $ 15,226,326
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       60

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds - Mid-Cap Index
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                              $ 112,386
     399,867 shares (cost $7,595,444)       $ 8,441,188       Capital gains distributions                    558,851
                                                                                                       --------------

Liabilities                                           -                                                      671,237
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 8,441,188       Administrative expense                             239
                                          --------------
                                                              Mortality and expense risk                      25,191
                                                                                                       --------------

                                                                                                              25,430
                                                                                                       --------------

                                                           Net investment income                             645,807

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                405,518
                                                            Change in net unrealized depreciation on
                                                             investments                                    (216,917)
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 834,408
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 8,069,430       $ 9,033,908

 Net increase (decrease) in net assets resulting from operations                           834,408          (123,389)

Capital shares transactions
   Net premiums                                                                            759,116           785,400
   Transfers of policy loans                                                                90,511            89,770
   Transfers of cost of insurance                                                         (436,360)         (442,002)
   Transfers of surrenders                                                                (471,547)         (294,082)
   Transfers of death benefits                                                             (11,332)           (8,074)
   Transfers of other terminations                                                         (64,032)         (105,470)
   Interfund and net transfers to general account                                         (329,006)         (866,631)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                (462,650)         (841,089)
                                                                                     --------------    --------------

 Total increase (decrease) in net assets                                                   371,758          (964,478)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 8,441,188       $ 8,069,430
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       61

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds - REIT Index
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                              $ 111,916
     308,236 shares (cost $4,099,027)       $ 4,155,027       Capital gains distributions                    296,951
                                                                                                       --------------

Liabilities                                           -                                                      408,867
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 4,155,027       Administrative expense                             158
                                          --------------
                                                              Mortality and expense risk                      15,355
                                                                                                       --------------

                                                                                                              15,513
                                                                                                       --------------

                                                           Net investment income                             393,354

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                133,726
                                                            Change in net unrealized depreciation on
                                                             investments                                    (234,706)
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 292,374
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 4,461,783       $ 4,609,139

 Net increase in net assets resulting from operations                                      292,374            57,428

Capital shares transactions
   Net premiums                                                                            287,623           296,790
   Transfers of policy loans                                                                65,853            23,976
   Transfers of cost of insurance                                                         (209,047)         (218,485)
   Transfers of surrenders                                                                (323,998)         (177,191)
   Transfers of death benefits                                                              (2,861)              (46)
   Transfers of other terminations                                                        (137,437)          (37,911)
   Interfund and net transfers to general account                                         (279,263)          (91,917)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                (599,130)         (204,784)
                                                                                     --------------    --------------

 Total decrease in net assets                                                             (306,756)         (147,356)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 4,155,027       $ 4,461,783
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       62

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds - Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 25,538
     356,610 shares (cost $7,522,097)       $ 7,667,108       Capital gains distributions                    648,460
                                                                                                       --------------

Liabilities                                           -                                                      673,998
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 7,667,108       Administrative expense                             242
                                          --------------
                                                              Mortality and expense risk                      23,775
                                                                                                       --------------

                                                                                                              24,017
                                                                                                       --------------

                                                           Net investment income                             649,981

                                                          Realized and change in unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments               (34,295)
                                                            Change in net unrealized appreciation on
                                                             investments                                     414,670
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                    $ 1,030,356
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 7,069,134       $ 7,702,293

 Net increase (decrease) in net assets resulting from operations                         1,030,356          (221,412)

Capital shares transactions
   Net premiums                                                                            555,837           547,598
   Transfers of policy loans                                                                76,637            67,101
   Transfers of cost of insurance                                                         (342,521)         (323,808)
   Transfers of surrenders                                                                (443,027)         (274,293)
   Transfers of death benefits                                                             (15,972)           (6,115)
   Transfers of other terminations                                                        (150,842)          (88,379)
   Interfund and net transfers to general account                                         (112,494)         (333,851)
                                                                                     --------------    --------------

Net decrease in net assets from capital share transactions                                (432,382)         (411,747)
                                                                                     --------------    --------------

 Total increase (decrease) in net assets                                                   597,974          (633,159)
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 7,667,108       $ 7,069,134
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       63

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds - Short Term Investment Grade
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 53,326
     50,982 shares (cost $539,842)            $ 541,942       Capital gains distributions                          -
                                                                                                       --------------

Liabilities                                           -                                                       53,326
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                    $ 541,942       Administrative expense                               6
                                          --------------
                                                              Mortality and expense risk                       5,110
                                                                                                       --------------

                                                                                                               5,116
                                                                                                       --------------

                                                           Net investment income                              48,210

                                                          Realized and change in unrealized gains
                                                          on investments
                                                            Net realized gains on investments                 19,558
                                                            Change in net unrealized appreciation on
                                                             investments                                       1,227
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                       $ 68,995
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 2,091,216       $ 1,967,860

 Net increase in net assets resulting from operations                                       68,995            18,300

Capital shares transactions
   Net premiums                                                                             53,967            13,797
   Transfers of policy loans                                                                15,784             4,456
   Transfers of cost of insurance                                                          (81,793)          (57,907)
   Transfers of surrenders                                                              (1,680,416)           (5,887)
   Transfers of death benefits                                                                   -                 -
   Transfers of other terminations                                                         (17,290)             (999)
   Interfund and net transfers from general account                                         91,479           151,596
                                                                                     --------------    --------------

Net (decrease) increase in net assets from capital share transactions                   (1,618,269)          105,056
                                                                                     --------------    --------------

 Total (decrease) increase in net assets                                                (1,549,274)          123,356
                                                                                     --------------    --------------

Net assets at end of year                                                                $ 541,942       $ 2,091,216
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       64

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds - Total Stock Market Index
-----------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                      Statement of Operations
    December 31, 2016                                     Year Ended December 31, 2016

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 29,507
     69,946 shares (cost $2,185,985)        $ 2,385,160       Capital gains distributions                     76,940
                                                                                                       --------------

Liabilities                                           -                                                      106,447
                                          --------------                                               --------------
                                                          Expenses:
Net assets                                  $ 2,385,160       Administrative expense                             111
                                          --------------
                                                              Mortality and expense risk                       6,213
                                                                                                       --------------

                                                                                                               6,324
                                                                                                       --------------

                                                           Net investment income                             100,123

                                                          Realized and change in unrealized gains
                                                          on investments
                                                            Net realized gains on investments                  6,081
                                                            Change in net unrealized appreciation on
                                                             investments                                     143,117
                                                                                                       --------------

                                                           Net increase in net assets resulting from
                                                           operations                                      $ 249,321
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2016 and 2015

                                                                                         2016              2015

Net assets at beginning of year                                                        $ 1,939,045       $ 1,827,770

 Net increase (decrease) in net assets resulting from operations                           249,321            (1,302)

Capital shares transactions
   Net premiums                                                                            207,910           272,528
   Transfers of policy loans                                                                47,271            37,105
   Transfers of cost of insurance                                                         (111,247)         (126,409)
   Transfers of surrenders                                                                (153,232)          (37,788)
   Transfers of death benefits                                                                   -                 -
   Transfers of other terminations                                                         (23,389)          (34,324)
   Interfund and net transfers from general account                                        229,481             1,465
                                                                                     --------------    --------------

Net increase in net assets from capital share transactions                                 196,794           112,577
                                                                                     --------------    --------------

 Total increase in net assets                                                              446,115           111,275
                                                                                     --------------    --------------

Net assets at end of year                                                              $ 2,385,160       $ 1,939,045
                                                                                     --------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                       65

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements
------------------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies

        Organization
        Midland National Life Separate Account A ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company Act of
        1940 as amended, is a segregated investment account of Midland National Life
        Insurance Company (the "Company") in accordance with the provisions of the
        Iowa Insurance laws.  The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the
        Company.  The Separate Account is used to fund variable universal life insurance policies of the Company.  The Separate Account consists of twelve insurance products, each with different characteristics.  The dates in which products were introduced result in different product groups.  Sammons Financial
        Network, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity Variable
        Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance Products Fund II
        ("VIPF II"), Fidelity Variable Insurance Products Fund III ("VIPF III"), American
        Century Variable Portfolios, Inc. ("ACVP"), MFS Variable Insurance Trust
        ("MFS"), Lord Abbett Series Fund, Inc. ("LAC"), Alger Fund ("FAM"), Invesco
        Variable Insurance Funds ("INV"), VanEck Worldwide Insurance Trust
        ("VanEck"), PIMCO Variable Insurance Trust ("PIMCO"), Goldman Sachs Variable
        Insurance Trust ("Goldman"), Neuberger Berman Advisors Management Trust
        ("Neuberger"), ProFunds VP ("PF") and Vanguard Variable Insurance Funds
        ("Vanguard"), (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.  All portfolios have been in existence for more than two years.

        Effective May 1, 2012, several funds had name changes.  The LAC Mid Cap
        Value Portfolio was renamed the LAC Mid Cap Stock Portfolio, INV Dividend
        Growth Fund was renamed the INV Diversified Dividend Fund, and the
        Neuberger Regency Portfolio was renamed the Neuberger Mid Cap Intrinsic
        Value Portfolio.

        Effective September 27, 2012 the LAC Capital Structure Portfolio was renamed the LAC Calibrated Dividend Growth Portfolio.

        Effective May 1, 2015 the Goldman Structured Small Cap Equity Fund was
        renamed the Goldman Small Cap Equity Insights Fund.

        Effective December 1, 2015 the VIPF Money Market Portfolio was renamed the
        VIPF Government Money Market Portfolio.

        Effective May 1, 2016, the Van Eck Global Hard Assets Fund was renamed the
        VanEck Global Hard Assets Fund.

        Effective December 2, 2016, the PF Japan fund had a reverse share split as shown in the following table.

                                                           Split Ratio
                         Fund                          (New to Old Shares)
                 PF Japan Portfolio                            1:4

        Fair Value

        Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account.  Investment transactions are recorded on the trade date (the date the order to buy or sell is executed).  Dividends are automatically reinvested in shares of the Funds.

        Current accounting standards define fair value as an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
        The fair value standards also establish a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value.  Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument.  Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds.  As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets.  Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes.  Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. The Company does not hold any Level 2 securities in the Separate Account.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument.  These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments.  The Company does not hold any Level 3 securities in the Separate
        Account.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

        At December 31, 2016, the Company's investments were classified as follows:

                                 Quoted prices     Significant
                                   in active          other       Significant
                                  markets for      observable     unobservable
                                identical assets     inputs          inputs
Assets                             (Level 1)        (Level 2)      (Level 3)          Total
Mutual Funds                     $ 511,781,131         $ -             $ -        $511,781,131

        It is the Company's policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels for the year ended
        December 31, 2016.

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments.  Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company.  Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account.  No charge is currently being made against the Separate
        Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable life policy reserves.
        However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed.
        Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

        New and Adopted Accounting Pronouncements
        In August 2014, the FASB issued Presentation of Financial Statements - Going
        Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern or ASU 2014-15.  This guidance requires an entity's management to evaluate whether there are conditions or events that, considered in the aggregate, raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued.  It also requires disclosures under certain circumstances.  The guidance is effective for annual periods ending after
        December 15, 2016, and for annual periods and interim periods thereafter.  Early application is permitted.  Implementation of the ASU will not affect the Variable
        Account's financial position or results of operations.  The Variable Account adopted the standard on December 31, 2016.

        Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

        Subsequent Events
        The Company evaluated subsequent events through April 24, 2017, the date the financial statements were available to be issued.

2.      Expenses and Related Party Transactions

        The Company is compensated for certain expenses as described below.  The rates of each applicable charge are described in the Separate Account's prospectus.

        o       A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate
                Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

        o       A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

        o       A transfer charge is imposed on each transfer between portfolios of the
                Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

        o       A sales and premium tax charge is deducted from each premium payment made prior to deposit into the separate account.

       The rates of each applicable charge depending on the product are summarized below:

                        Product                            M&E Charge     Expense Charge
Advanced Variable Universal Life*                             0.90%        $7 per month
Advisor Variable Universal Life*                              1.40%       $10 per month
Foundation Variable Universal Life*                           0.10%        $7 per month
Foundation Variable Universal Life 1.1* ^                     0.90%        $7 per month
Premier Variable Universal Life 1.1*                          0.90%        $7 per month
Premier Variable Universal Life 3 #                           0.80%       $10 per month
Survivorship Variable Universal Life*                         0.50%       $10 per month
Variable Executive Universal Life 2*                          0.90%        $6 per month
Variable Executive Universal Life*                            0.90%        $5 per month
Variable Universal Life*                                      0.90%        $5 per month
Variable Universal Life 2*                                    0.90%        $5 per month
Variable Universal Life 3*                                    0.90%        $7 per month
Variable Universal Life 4*                                    0.90%        $7 per month
Variable Universal Life -- Cash Value*                        0.60%       $12 per month
Variable Universal Life -- Cash Value 2 &                     0.60%       $12 per month
Variable Universal Life -- Death Benefit*                     0.90%        $8 per month

*New contracts are no longer being issued for this product
^M&E charge drops to 0.10% upon reaching the 10th anniversary
#M&E charge drops to 0.00% upon reaching the 10th anniversary
&M&E charge drops to 0.05% upon reaching the 10th anniversary

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2016 and 2015, were as follows:

                                                       2016                         2015
                                            ---------------------------- ----------------------------
Portfolio                                    Purchases        Sales        Purchases       Sales

Fidelity Variable Insurance Products
 Fund I
   Government Money Market Portfolio        $  9,086,612   $  8,885,010   $  5,586,233  $  4,237,823
   High Income Portfolio                       5,761,663      2,512,017      7,792,171     7,881,434
   Equity-Income Portfolio                     4,920,848      4,390,163      3,230,559     2,318,869
   Growth Portfolio                            6,849,714      4,756,108      5,234,170     7,116,139
   Overseas Portfolio                          2,206,568      2,918,941      2,998,034     3,528,933
   Mid Cap Portfolio                           4,755,531      5,295,719      5,288,724     4,796,155
   Freedom Income Portfolio                      129,765        113,207          4,998         2,381
   Freedom 2010 Portfolio                            252             88         38,768        37,470
   Freedom 2015 Portfolio                         35,117        229,605        205,540        11,620
   Freedom 2020 Portfolio                         27,664         59,832        206,808       362,943
   Freedom 2025 Portfolio                         85,249         66,629         65,357        25,664
   Freedom 2030 Portfolio                        140,959        104,399        233,985        35,158
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                       467,827        837,399        717,213       715,972
   Investment Grade Bond Portfolio             5,973,541      6,484,408      2,689,360     3,320,885
   Index 500 Portfolio                         5,012,979      9,552,795      5,946,194    11,564,592
   Contrafund Portfolio                        8,240,154      8,013,647      8,310,275     7,336,857
   Asset Manager: Growth Portfolio               234,829        402,347        344,848       336,587
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                            579,583        646,256        714,972       505,795
   Growth & Income Portfolio                   1,537,866      1,527,208      1,087,515     1,211,521
   Growth Opportunities Portfolio                770,954      1,110,083      4,585,930     5,988,800
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                 423,895        481,599        597,302       516,709
   Capital Appreciation Fund                   3,864,689      3,702,029      4,862,171     5,636,296
   International Fund                          2,034,419      3,101,598      2,604,574     3,399,215
   Value Fund                                  6,126,842      8,001,229      3,993,487     5,632,885
   Income & Growth Fund                          262,631        327,761        468,418       429,389
MFS Variable Insurance Trust
   Growth Series                               5,566,227      6,094,549      4,297,240     3,767,374
   Investors Trust Series                        291,321        175,310        264,267       158,801
   New Discovery Series                        3,526,722      3,501,127      2,987,160     3,463,723
   Research Series                               702,930        630,738        572,073       424,706
   Total Return Series                           194,079         96,837         95,084        66,198
   Utilities Series                            1,397,121      1,518,742      1,195,238       881,967
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio                   973,779      1,509,865      3,188,758     3,096,369
   Mid-Cap Stock Portfolio                     2,358,653      2,508,781      2,566,997     3,002,676
   International Opportunities Portfolio       2,247,346      2,972,325      4,713,707     5,359,570
   Calibrated Dividend Growth Portfolio        6,643,478      6,053,691        105,191       144,873
Alger Fund
   Large Cap Growth Portfolio                  2,098,201      2,722,730      3,245,643     3,147,807
   Mid Cap Growth Portfolio                    2,425,921      3,022,357      1,765,664     2,205,906
   Capital Appreciation Portfolio              1,921,847      2,789,273      4,425,759     3,692,972
   Small Cap Growth Portfolio                  1,546,621      1,019,794      2,689,761     1,840,333
Invesco Variable Insurance Funds
   Diversified Dividend Fund                   1,233,580      1,071,790      4,128,204     5,667,898
   Global Health Care Fund                       819,210      1,551,070      1,234,123       996,018
   International Growth Fund                     829,131        896,824        896,962       954,815
VanEck Worldwide Insurance Trust
   Global Hard Assets Fund                     2,546,226      3,087,746      2,784,579     2,347,668
PIMCO Variable Insurance Trust
   Total Return Portfolio                      5,882,897      7,768,879     12,542,665    14,912,206
   Low Duration Portfolio                         66,399        113,661        113,901       150,792
   High Yield Portfolio                        2,291,120      2,325,287      5,368,264     5,411,933
   Real Return Portfolio                         378,973        584,132      1,090,478     1,764,316
Goldman Sachs Variable Insurance Trust
   Small Cap Equity Insights Fund              4,888,971      4,679,380      5,520,307     7,670,164
   Large Cap Value Fund                          336,985      1,038,899        962,476       638,733
Neuberger Berman Advisors
Management Trust
   AMT Mid Cap Intrinsic Value Portfolio       3,005,225      2,816,408      1,170,726       394,651
Profunds VP
   Japan                                          47,318        218,563        320,451        36,299
   Oil & Gas                                     389,944        376,637        826,274       570,586
   Small-Cap Value                             5,433,701      7,623,839      2,462,247       355,452
   Ultra Mid-Cap                               1,108,366      1,127,381        966,978       891,567
Vanguard Variable Insurance Funds
   Balanced                                      373,127        259,108        769,845       521,102
   Total Bond Market Index                     1,652,872      2,074,488      2,631,935     2,072,770
   High Yield Bond                               142,696         84,530      3,243,713     3,218,512
   International                               2,919,679      3,354,143      4,716,932     3,886,651
   Mid-Cap Index                               2,127,771      1,944,615      1,959,804     2,248,866
   REIT Index                                  1,506,076      1,711,853      1,038,664     1,018,725
   Small Company Growth                        1,868,034      1,650,434      1,844,088     1,368,341
   Short Term Investment Grade                   935,407      2,505,467        305,862       167,653
   Total Stock Market Index                      953,507        656,589      1,088,800       891,874
                                            -------------  ------------- -------------- -------------
                                            $143,161,612   $157,657,919   $157,908,426  $166,360,959
                                            -------------  ------------- -------------- -------------

4.      Summary of Changes from Unit Transactions

        Transactions in units for the years ended December 31, 2016 and 2015 were as follows:

                                                            2016                                   2015
                                            ------------------------------------   --------------------------------------
                                                                    Net Increase/                            Net Increase/
Portfolio                                   Purchases      Sales    (Decrease)     Purchases      Sales      (Decrease)

Fidelity Variable Insurance Products
 Fund I
   Government Money Market Portfolio        1,408,288    1,397,140       11,148    1,666,095    1,531,292        134,803
   High Income Portfolio                      444,334      262,811      181,523      642,419      664,426        (22,007)
   Equity-Income Portfolio                    195,661      219,288      (23,627)     144,393      201,066        (56,673)
   Growth Portfolio                           272,707      330,538      (57,831)     995,516    1,125,001       (129,485)
   Overseas Portfolio                         267,927      305,165      (37,238)     854,960      869,549        (14,589)
   Mid Cap Portfolio                          457,467      509,836      (52,369)     421,559      504,591        (83,032)
   Freedom Income Portfolio                     6,492        5,351        1,141          358          198            160
   Freedom 2010 Portfolio                          21            9           12        2,910        2,910              -
   Freedom 2015 Portfolio                       1,987       16,533      (14,546)      13,967          845         13,122
   Freedom 2020 Portfolio                         910        4,246       (3,336)      16,051       27,502        (11,451)
   Freedom 2025 Portfolio                       5,635        4,967          668        4,273        2,053          2,220
   Freedom 2030 Portfolio                      10,383       10,217          166       18,705        5,909         12,796
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                     18,274       37,305      (19,031)      44,255       55,540        (11,285)
   Investment Grade Bond Portfolio            865,160      894,241      (29,081)     347,290      378,285        (30,995)
   Index 500 Portfolio                        431,935      624,809     (192,874)     683,971      940,774       (256,803)
   Contrafund Portfolio                       390,785      494,971     (104,186)     457,044      552,261        (95,217)
   Asset Manager: Growth Portfolio             22,022       34,230      (12,208)      58,217       58,105            112
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                          34,593       42,914       (8,321)      49,492       44,864          4,628
   Growth & Income Portfolio                   70,340       90,197      (19,857)      79,462      111,322        (31,860)
   Growth Opportunities Portfolio             114,929      143,807      (28,878)     377,290      499,221       (121,931)
American Century Variable
 Portfolios, Inc.
   Balanced Fund                               22,284       30,746       (8,462)      31,324       38,401         (7,077)
   Capital Appreciation Fund                  183,686      196,714      (13,028)     527,500      580,998        (53,498)
   International Fund                         236,875      301,457      (64,582)     380,029      402,175        (22,146)
   Value Fund                                 364,166      380,812      (16,646)     589,661      615,943        (26,282)
   Income & Growth Fund                        10,527       19,023       (8,496)      25,257       36,553        (11,296)
MFS Variable Insurance Trust
   Growth Series                              281,049      364,925      (83,876)     449,470      488,670        (39,200)
   Investors Trust Series                       7,012       10,968       (3,956)      14,975       19,550         (4,575)
   New Discovery Series                       186,993      188,929       (1,936)     321,759      334,926        (13,167)
   Research Series                             20,892       40,622      (19,730)      40,852       51,715        (10,863)
   Total Return Series                         10,575        5,382        5,193        6,188        5,153          1,035
   Utilities Series                            96,221      124,459      (28,238)      73,348       81,823         (8,475)
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio                148,999      189,373      (40,374)     213,508      233,907        (20,399)
   Mid-Cap Stock Portfolio                    124,054      130,016       (5,962)     159,858      169,996        (10,138)
   International Opportunities Portfolio      189,817      239,103      (49,286)     344,807      414,759        (69,952)
   Calibrated Dividend Growth Portfolio       409,006      371,558       37,448       29,174       33,545         (4,371)
Alger Fund
   Large Cap Growth Portfolio                 206,619      285,363      (78,744)     241,463      349,610       (108,147)
   Mid Cap Growth Portfolio                   208,536      247,510      (38,974)     193,538      221,032        (27,494)
   Capital Appreciation Portfolio             181,497      241,393      (59,896)     601,262      635,199        (33,937)
   Small Cap Growth Portfolio                 146,479      172,707      (26,228)      89,504      152,952        (63,448)
Invesco Variable Insurance Funds
   Diversified Dividend Fund                  251,156      237,581       13,575      880,338    1,036,635       (156,297)
   Global Health Care Fund                     38,274       85,971      (47,697)      47,636       48,880         (1,244)
   International Growth Fund                  122,602      137,617      (15,015)     198,715      213,324        (14,609)
VanEck Worldwide Insurance Trust
   Global Hard Assets Fund                    474,684      402,917       71,767      471,592      336,035        135,557
PIMCO Variable Insurance Trust
   Total Return Portfolio                     737,211      829,476      (92,265)   1,919,437    2,144,715       (225,278)
   Low Duration Portfolio                     122,384      128,143       (5,759)       7,631       15,945         (8,314)
   High Yield Portfolio                       201,991      208,232       (6,241)   1,105,115    1,116,864        (11,749)
   Real Return Portfolio                      490,828      508,725      (17,897)     105,038      168,513        (63,475)
Goldman Sachs Variable Insurance Trust
   Small Cap Equity Insights Fund             553,158      562,792       (9,634)     695,232      866,513       (171,281)
   Large Cap Value Fund                        53,012      122,871      (69,859)     168,171      190,293        (22,122)
Neuberger Berman Advisors Management Trust
   AMT Mid Cap Intrinsic Value Portfolio      233,157      228,331        4,826      100,338       56,766         43,572
Profunds VP
   Japan                                        7,006       27,427      (20,421)      33,603        4,466         29,137
   Oil & Gas                                   62,792       62,326          466      109,691       94,950         14,741
   Small-Cap Value                            498,575      652,209     (153,634)     266,413      121,857        144,556
   Ultra Mid-Cap                               65,884       58,756        7,128       52,511       64,083        (11,572)
Vanguard Variable Insurance Funds
   Balanced                                    16,565       17,602       (1,037)      30,301       23,252          7,049
   Total Bond Market Index                    164,072      197,457      (33,385)     221,002      177,385         43,617
   High Yield Bond                             23,267       21,276        1,991      219,666      219,810           (144)
   International                              352,420      454,268     (101,848)     484,712      474,675         10,037
   Mid-Cap Index                              113,713      145,270      (31,557)     130,950      180,457        (49,507)
   REIT Index                                  76,747      115,988      (39,241)      63,607       79,189        (15,582)
   Small Company Growth                        90,596      109,514      (18,918)      77,436       96,834        (19,398)
   Short Term Investment Grade                 76,495      215,176     (138,681)      20,776       12,405          8,371
   Total Stock Market Index                    55,390       45,289       10,101       68,672       62,344          6,328
                                            ----------   ---------- ------------   ----------   ----------   ------------
                                            12,937,116   14,544,849  (1,607,733)   18,690,287   20,248,811    (1,558,524)
                                            ----------   ---------- ------------   ----------   ----------   ------------

5.      Financial Highlights

        The Company sells a number of variable life insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance.  Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the
        Company have the lowest and highest total return.  Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return.  The summary may not reflect the minimum and maximum contract charges offered by the
        Company as contract owners may not have selected all available and applicable contract options.

                                                   December 31                         Year Ended December 31
                                     ---------------------------------------- ---------------------------------------------
                                                Unit Fair Value               Investment  Expense Ratio     Total Return
                                                   Lowest to                   Income       Lowest to         Lowest to
                                      Units         Highest      Net Assets    Ratio*       Highest**        Highest***
                                     ---------  ---------------- ------------ ----------  ---------------  ----------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Government Money Market Portfolio
        2016                          618,782   $10.03 to 19.18   $7,238,050      0.19%   0.10% to 1.40%   -1.18% to 0.20%
        2015                          607,634   10.02 to 19.35    $7,036,448      0.03%   0.50% to 1.40%   -1.35% to 0.03%
        2014                          472,831   10.02 to 19.56    $5,688,038      0.01%   0.50% to 1.40%   -1.37% to 0.01%
        2013                          603,317   10.03 to 19.77    $7,386,343      0.03%   0.50% to 1.40%   -1.35% to 0.03%
        2012                          674,263   10.04 to 19.99    $8,436,858      0.16%   0.50% to 1.40%   -1.25% to 0.14%

    High Income Portfolio
        2016                          499,155   15.00 to 47.70    $9,267,232      6.43%   0.10% to 1.40%   13.03% to 14.61%
        2015                          317,632   13.10 to 42.09    $5,641,870      6.59%   0.50% to 1.40%   -4.96% to -3.63%
        2014                          339,639   13.61 to 44.15    $6,447,277      5.76%   0.50% to 1.40%   -0.24% to 1.16%
        2013                          352,035   13.46 to 44.14    $6,814,943      5.71%   0.50% to 1.40%   4.48% to 5.95%
        2012                          373,398   12.72 to 42.12    $7,025,031      5.69%   0.50% to 1.40%   12.64% to 14.23%

    Equity-Income Portfolio
        2016                          788,764   15.67 to 95.43   $21,102,019      2.26%   0.10% to 1.40%   16.39% to 18.02%
        2015                          812,391   13.31 to 81.76   $18,977,265      3.15%   0.50% to 1.40%   -5.29% to -3.96%
        2014                          869,064   13.89 to 86.08   $21,407,733      2.84%   0.50% to 1.40%   7.22% to 8.72%
        2013                          891,812   12.81 to 80.06   $21,025,103      2.54%   0.50% to 1.40%   26.38% to 28.15%
        2012                          939,878   10.02 to 63.17   $17,885,222      3.14%   0.50% to 1.40%   15.68% to 17.31%

    Growth Portfolio
        2016                         1,777,975  14.70 to 100.38  $37,516,247      0.04%   0.10% to 1.40%   -0.59% to 0.80%
        2015                         1,835,806  14.66 to 100.69  $38,827,201      0.26%   0.50% to 1.40%   5.69% to 7.17%
        2014                         1,965,291  13.75 to 95.00   $39,401,396      0.18%   0.50% to 1.40%   9.76% to 11.30%
        2013                         2,138,324  12.42 to 86.30   $39,649,841      0.29%   0.50% to 1.40%   34.45% to 36.34%
        2012                         2,264,956   9.15 to 64.01   $31,046,308      0.62%   0.50% to 1.40%   13.10% to 14.69%

    Overseas Portfolio
        2016                          684,064    9.17 to 36.66    $9,505,334      1.39%   0.10% to 1.40%   -6.37% to -5.06%
        2015                          721,302    9.69 to 39.05   $10,932,570      1.39%   0.50% to 1.40%   2.19% to 3.62%
        2014                          735,891    9.37 to 38.10   $11,181,455      1.33%   0.50% to 1.40%   -9.35% to -8.08%
        2013                          754,110   10.22 to 41.91   $12,921,417      1.03%   0.50% to 1.40%   28.64% to 30.44%
        2012                         1,346,934   7.86 to 32.49   $18,251,637      1.45%   0.50% to 1.40%   19.07% to 20.74%

    Mid Cap Portfolio
        2016                         1,135,217  17.65 to 38.74   $24,059,047      0.48%   0.10% to 1.40%   10.68% to 12.23%
        2015                         1,187,586  15.76 to 34.69   $23,440,075      0.50%   0.50% to 1.40%   -2.75% to -1.39%
        2014                         1,270,618  16.02 to 35.36   $26,394,024      0.25%   0.50% to 1.40%   4.82% to 6.29%
        2013                         1,237,006  15.11 to 33.43   $27,500,667      0.53%   0.50% to 1.40%   34.35% to 36.23%
        2012                         1,147,587  11.12 to 24.68   $19,818,576      0.64%   0.50% to 1.40%   13.24% to 14.83%

    Freedom Income Portolio
        2016                            5,618   12.11 to 13.65       $71,297      1.66%   0.10% to 1.40%   3.06% to 4.50%
        2015                            4,477   11.75 to 13.06       $54,905      1.83%   0.50% to 1.40%   -1.72% to -0.34%
        2014                            4,317   11.96 to 13.11       $53,550      1.47%   0.50% to 1.40%   2.34% to 3.78%
        2013                            4,072   11.68 to 12.63       $49,068      1.45%   0.50% to 1.40%   4.09% to 5.55%
        2012                            3,236   11.20 to 11.97       $37,264      1.43%   0.50% to 1.40%   5.04% to 6.52%

    Freedom 2010 Portolio
        2016                               12   13.17 to 14.85          $161      2.99%   0.10% to 1.40%   4.00% to 5.45%
        2015                                -   12.66 to 14.08            $0      0.00%   0.50% to 1.40%   -1.66% to -0.29%
        2014                                -   12.88 to 14.12            $0      0.00%   0.50% to 1.40%   3.08% to 4.53%
        2013                               96   12.49 to 13.51        $1,290      1.64%   0.50% to 1.40%   11.92% to 13.49%
        2012                              107   11.16 to 11.90        $1,275      2.45%   0.50% to 1.40%   10.23% to 11.78%

    Freedom 2015 Portolio
        2016                            2,561   13.20 to 14.97       $38,167      0.42%   0.10% to 1.40%   4.45% to 5.91%
        2015                           17,107   12.64 to 14.15      $240,447      3.05%   0.50% to 1.40%   -1.71% to -0.33%
        2014                            3,985   12.85 to 14.21       $55,068      1.89%   0.50% to 1.40%   3.25% to 4.70%
        2013                            3,114   12.45 to 13.59       $41,773      1.98%   0.50% to 1.40%   12.83% to 14.41%
        2012                            2,666   11.03 to 11.89       $30,193      2.21%   0.50% to 1.40%   10.67% to 12.23%

    Freedom 2020 Portolio
        2016                           22,683   13.06 to 15.36      $332,923      1.45%   0.10% to 1.40%   4.66% to 6.12%
        2015                           26,019   12.48 to 14.48      $362,222      1.56%   0.50% to 1.40%   -1.65% to -0.27%
        2014                           37,470   12.69 to 14.54      $526,847      2.30%   0.50% to 1.40%   3.38% to 4.82%
        2013                           16,829   12.27 to 13.88      $230,517      1.96%   0.50% to 1.40%   14.41% to 16.01%
        2012                           15,336   10.73 to 11.98      $169,924      2.13%   0.50% to 1.40%   11.81% to 13.38%

    Freedom 2025 Portolio
        2016                           17,039   13.59 to 16.12      $253,980      1.56%   0.10% to 1.40%   4.72% to 6.18%
        2015                           16,371   12.98 to 15.20      $231,820      2.03%   0.50% to 1.40%   -1.56% to -0.18%
        2014                           14,151   13.18 to 15.24      $198,946      2.45%   0.50% to 1.40%   3.61% to 5.06%
        2013                            4,848   12.72 to 14.52       $65,749      2.23%   0.50% to 1.40%   18.30% to 19.95%
        2012                            3,220   10.75 to 12.12       $35,923      2.06%   0.50% to 1.40%   13.51% to 15.11%

    Freedom 2030 Portolio
        2016                           52,341   13.26 to 16.37      $772,905      1.47%   0.10% to 1.40%   5.14% to 6.61%
        2015                           52,175   12.61 to 15.37      $726,575      2.04%   0.50% to 1.40%   -1.61% to -0.24%
        2014                           39,379   12.82 to 15.42      $551,468      2.28%   0.50% to 1.40%   3.51% to 4.96%
        2013                           15,277   12.38 to 14.71      $200,132      1.78%   0.50% to 1.40%   19.98% to 21.66%
        2012                           14,696   10.32 to 12.10      $158,569      2.22%   0.50% to 1.40%   13.98% to 15.58%

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
        2016                          186,040   14.21 to 49.99    $4,668,800      1.41%   0.10% to 1.40%   1.65% to 3.07%
        2015                          205,071   13.79 to 49.04    $5,181,758      1.58%   0.50% to 1.40%   -1.24% to 0.14%
        2014                          216,356   13.77 to 49.51    $5,635,644      1.50%   0.50% to 1.40%   4.37% to 5.83%
        2013                          226,284   13.01 to 47.30    $5,760,231      1.57%   0.50% to 1.40%   14.11% to 15.71%
        2012                          232,960   11.24 to 41.34    $5,343,012      1.54%   0.50% to 1.40%   10.92% to 12.48%

    Investment Grade Bond Portfolio
        2016                          637,779   12.51 to 34.07   $10,208,590      2.36%   0.10% to 1.40%   3.30% to 4.74%
        2015                          666,860   11.95 to 32.89   $10,437,509      2.54%   0.50% to 1.40%   -1.97% to -0.60%
        2014                          697,855   12.04 to 33.46   $11,411,261      2.14%   0.50% to 1.40%   4.37% to 5.83%
        2013                          657,528   11.38 to 31.97   $11,789,494      2.39%   0.50% to 1.40%   -3.13% to -1.78%
        2012                          623,443   11.60 to 32.91   $12,046,444      2.32%   0.50% to 1.40%   4.43% to 5.90%

    Index 500 Portfolio
        2016                         2,732,037  18.04 to 60.31   $58,510,852      1.42%   0.10% to 1.40%   10.32% to 11.86%
        2015                         2,924,911  16.17 to 54.51   $57,545,812      1.94%   0.50% to 1.40%   -0.06% to 1.33%
        2014                         3,181,714  15.99 to 54.39   $63,557,897      1.61%   0.50% to 1.40%   12.00% to 13.57%
        2013                         3,357,481  14.12 to 48.43   $60,613,184      1.90%   0.50% to 1.40%   30.42% to 32.24%
        2012                         3,545,278  10.70 to 37.03   $49,308,036      2.13%   0.50% to 1.40%   14.31% to 15.92%

    Contrafund Portfolio
        2016                         2,198,710  16.35 to 64.23   $50,118,483      0.79%   0.10% to 1.40%   6.51% to 8.01%
        2015                         2,302,896  15.17 to 60.13   $50,421,595      1.03%   0.50% to 1.40%   -0.72% to 0.67%
        2014                         2,398,113  15.11 to 60.40   $54,337,255      0.96%   0.50% to 1.40%   10.40% to 11.94%
        2013                         2,324,832  13.53 to 54.55   $50,724,087      1.10%   0.50% to 1.40%   29.47% to 31.29%
        2012                         2,225,675  10.33 to 42.01   $39,157,854      1.37%   0.50% to 1.40%   14.80% to 16.42%

    Asset Manager: Growth Portfolio
        2016                          176,268   13.92 to 31.31    $3,058,068      1.34%   0.10% to 1.40%   1.05% to 2.46%
        2015                          188,476   13.59 to 30.90    $3,245,148      1.25%   0.50% to 1.40%   -1.30% to 0.08%
        2014                          188,364   13.58 to 31.22    $3,283,814      1.06%   0.50% to 1.40%   4.41% to 5.87%
        2013                          212,690   12.82 to 29.81    $3,495,069      1.00%   0.50% to 1.40%   20.72% to 30.23%
        2012                          231,797   10.47 to 24.62    $3,216,086      1.40%   0.50% to 1.40%   13.85% to 15.45%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
        2016                          249,597   16.70 to 27.11    $4,661,586      1.32%   0.10% to 1.40%   5.78% to 7.26%
        2015                          257,918   15.61 to 25.50    $4,581,292      1.58%   0.50% to 1.40%   -0.80% to 0.59%
        2014                          253,290   15.56 to 25.58    $4,553,426      1.46%   0.50% to 1.40%   8.74% to 10.26%
        2013                          262,303   14.14 to 23.41    $4,465,295      1.56%   0.50% to 1.40%   18.01% to 19.66%
        2012                          248,311   11.85 to 19.74    $3,881,752      1.71%   0.50% to 1.40%   13.47% to 15.07%

    Growth & Income Portfolio
        2016                          428,523   16.90 to 32.00    $8,940,100      1.64%   0.10% to 1.40%   14.48% to 16.08%
        2015                          448,380   14.59 to 27.88    $8,315,260      2.08%   0.50% to 1.40%   -3.62% to -2.27%
        2014                          480,240   14.97 to 28.84    $9,251,593      1.73%   0.50% to 1.40%   8.95% to 10.47%
        2013                          513,381   13.58 to 26.40    $9,113,910      1.91%   0.50% to 1.40%   31.72% to 33.56%
        2012                          527,805   10.20 to 19.98    $7,274,248      2.26%   0.50% to 1.40%   16.92% to 18.56%

    Growth Opportunities Portfolio
        2016                          503,173   16.20 to 23.04    $8,612,755      0.32%   0.10% to 1.40%   -1.05% to 0.34%
        2015                          532,051   16.19 to 23.22    $9,138,740      0.17%   0.50% to 1.40%   4.15% to 5.61%
        2014                          653,982   15.37 to 22.23   $10,981,351      0.28%   0.50% to 1.40%   10.65% to 12.20%
        2013                          623,501   13.73 to 20.03    $9,111,339      0.30%   0.50% to 1.40%   36.00% to 37.90%
        2012                          682,310    9.98 to 14.69    $7,253,982      0.44%   0.50% to 1.40%   17.95% to 19.61%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
        2016                          143,513   15.96 to 26.16    $2,491,666      1.59%   0.10% to 1.40%   5.52% to 6.89%
        2015                          151,975   14.96 to 24.67    $2,531,945      1.73%   0.50% to 1.40%   -3.92% to -2.67%
        2014                          159,052   15.39 to 25.55    $2,820,919      1.53%   0.50% to 1.40%   8.34% to 9.74%
        2013                          162,489   14.05 to 23.47    $2,774,411      1.60%   0.50% to 1.40%   15.81% to 17.31%
        2012                          163,974   11.99 to 20.17    $2,596,036      2.10%   0.50% to 1.40%   10.25% to 11.52%

    Capital Appreciation Fund
        2016                          341,095   15.70 to 38.79    $6,711,718      0.00%   0.10% to 1.40%   1.80% to 3.23%
        2015                          354,123   15.25 to 38.00    $7,017,504      0.00%   0.50% to 1.40%   0.52% to 1.93%
        2014                          407,621   15.00 to 37.69    $8,234,995      0.00%   0.50% to 1.40%   6.65% to 8.14%
        2013                          381,647   13.90 to 35.24    $7,428,705      0.00%   0.50% to 1.40%   29.12% to 30.92%
        2012                          395,233   10.64 to 27.22    $6,102,498      0.00%   0.50% to 1.40%   14.39% to 16.00%

    International Fund
        2016                          875,269    9.47 to 19.04   $10,724,724      1.03%   0.10% to 1.40%   -6.80% to -5.50%
        2015                          939,851   10.05 to 20.37   $12,602,791      0.39%   0.50% to 1.40%   -0.63% to 0.76%
        2014                          961,997   10.00 to 20.44   $13,286,902      1.71%   0.50% to 1.40%   -6.81% to -5.51%
        2013                         1,015,442  10.61 to 21.87   $15,136,746      1.71%   0.50% to 1.40%   20.72% to 22.41%
        2012                         1,089,056   8.69 to 18.07   $13,499,090      0.85%   0.50% to 1.40%   19.48% to 21.16%

    Value Fund
        2016                         1,041,627  19.12 to 41.74   $25,323,543      1.68%   0.10% to 1.40%   18.82% to 20.48%
        2015                         1,058,273  15.91 to 35.03   $23,123,280      2.12%   0.50% to 1.40%   -5.21% to -3.88%
        2014                         1,084,555  16.59 to 36.85   $26,214,989      1.49%   0.50% to 1.40%   11.52% to 13.08%
        2013                         1,179,416  14.71 to 32.95   $26,738,268      1.72%   0.50% to 1.40%   29.91% to 31.73%
        2012                         1,231,810  11.20 to 25.29   $22,712,813      1.80%   0.50% to 1.40%   12.99% to 14.58%

    Income & Growth Fund
        2016                          122,891   16.65 to 24.21    $2,297,564      2.35%   0.10% to 1.40%   11.92% to 13.37%
        2015                          131,387   14.71 to 21.53    $2,177,695      2.09%   0.50% to 1.40%   -6.92% to -5.71%
        2014                          142,683   15.63 to 23.01    $2,527,098      2.01%   0.50% to 1.40%   10.95% to 12.39%
        2013                          149,973   13.92 to 20.64    $2,413,377      2.26%   0.50% to 1.40%   33.95% to 35.68%
        2012                          154,411   10.28 to 15.33    $1,867,726      2.12%   0.50% to 1.40%   13.15% to 14.46%

   MFS Variable Insurance Trust
    Growth Series
        2016                          890,669   13.05 to 26.88   $15,463,584      0.05%   0.10% to 1.40%   1.03% to 2.44%
        2015                          974,545   12.80 to 26.48   $16,764,349      0.17%   0.50% to 1.40%   6.07% to 7.56%
        2014                         1,013,745  11.96 to 24.84   $16,142,539      0.09%   0.50% to 1.40%   7.44% to 8.94%
        2013                         1,245,225  11.03 to 23.00   $19,071,991      0.21%   0.50% to 1.40%   34.96% to 36.85%
        2012                         1,255,161   8.10 to 16.96   $13,719,318      0.00%   0.50% to 1.40%   15.76% to 17.39%

    Investors Trust Series
        2016                           90,582   17.11 to 22.22    $1,678,315      0.84%   0.10% to 1.40%   7.09% to 8.48%
        2015                           94,538   15.79 to 20.65    $1,621,276      0.91%   0.50% to 1.40%   -1.17% to 0.12%
        2014                           99,113   15.80 to 20.81    $1,702,818      0.90%   0.50% to 1.40%   9.47% to 10.90%
        2013                          105,418   14.27 to 19.01    $1,648,471      1.07%   0.50% to 1.40%   30.23% to 31.92%
        2012                          111,338   10.83 to 14.60    $1,336,494      0.91%   0.50% to 1.40%   17.53% to 18.88%

    New Discovery Series
        2016                          345,086   15.97 to 43.53    $6,907,141      0.00%   0.10% to 1.40%   7.55% to 9.05%
        2015                          347,022   14.66 to 40.28    $6,623,076      0.00%   0.50% to 1.40%   -3.24% to -1.89%
        2014                          360,189   14.96 to 41.42    $7,392,341      0.00%   0.50% to 1.40%   -8.54% to -7.26%
        2013                          372,391   16.14 to 45.06    $8,942,758      0.00%   0.50% to 1.40%   39.57% to 41.52%
        2012                          393,403   11.42 to 32.13    $7,190,703      0.00%   0.50% to 1.40%   19.54% to 21.22%

    Research Series
        2016                          219,656   17.68 to 24.75    $4,112,564      0.78%   0.10% to 1.40%   7.23% to 8.74%
        2015                          239,386   16.30 to 22.97    $4,145,789      0.75%   0.50% to 1.40%   -0.59% to 0.80%
        2014                          250,249   16.21 to 22.99    $4,321,487      0.83%   0.50% to 1.40%   8.68% to 10.20%
        2013                          267,345   14.75 to 21.05    $4,236,797      0.33%   0.50% to 1.40%   30.46% to 32.28%
        2012                          281,903   11.17 to 16.05    $3,440,212      0.81%   0.50% to 1.40%   15.64% to 17.27%

    Total Return Series
        2016                           25,572   13.71 to 16.50      $397,072      2.95%   0.10% to 1.40%   7.59% to 9.09%
        2015                           20,379   12.74 to 15.14      $292,308      2.48%   0.50% to 1.40%   -1.75% to -0.37%
        2014                           19,344   12.97 to 15.21      $281,819      1.97%   0.50% to 1.40%   7.00% to 8.50%
        2013                           20,388   12.12 to 14.03      $269,262      1.85%   0.50% to 1.40%   17.40% to 19.05%
        2012                           18,668   10.32 to 11.80      $207,330      2.98%   0.50% to 1.40%   9.71% to 11.26%

    Utilities Series
        2016                          244,846   13.76 to 17.31    $3,671,962      3.97%   0.10% to 1.40%   9.93% to 11.47%
        2015                          273,084   12.51 to 15.54    $3,648,484      4.35%   0.50% to 1.40%   -15.70% to -14.52%
        2014                          281,559   14.84 to 18.20    $4,416,326      2.14%   0.50% to 1.40%   11.18% to 12.73%
        2013                          262,762   13.35 to 16.16    $3,649,871      2.49%   0.50% to 1.40%   18.85% to 20.52%
        2012                          263,001   11.23 to 13.42    $3,029,209      6.84%   0.50% to 1.40%   11.91% to 13.48%

   Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio
        2016                          608,526   15.12 to 28.97   $10,976,656      1.45%   0.10% to 1.40%   15.50% to 17.11%
        2015                          648,900   12.94 to 24.96   $10,171,037      1.21%   0.50% to 1.40%   -4.20% to -2.86%
        2014                          669,299   13.36 to 25.93   $11,058,190      0.69%   0.50% to 1.40%   6.17% to 7.65%
        2013                          659,554   12.44 to 24.30   $11,131,920      0.58%   0.50% to 1.40%   34.02% to 35.90%
        2012                          686,199    9.18 to 18.04    $8,978,466      0.98%   0.50% to 1.40%   10.53% to 12.09%

    Mid-Cap Stock Portfolio
        2016                          619,945   16.81 to 44.46   $13,743,484      0.50%   0.10% to 1.40%   14.79% to 16.39%
        2015                          625,907   14.48 to 38.39   $12,731,373      0.57%   0.50% to 1.40%   -5.12% to -3.79%
        2014                          636,045   15.08 to 40.10   $14,552,152      0.44%   0.50% to 1.40%   9.99% to 11.53%
        2013                          621,820   13.56 to 36.14   $13,966,258      0.42%   0.50% to 1.40%   28.52% to 30.32%
        2012                          628,278   10.43 to 27.87   $11,723,841      0.67%   0.50% to 1.40%   12.96% to 14.55%

    International Opportunities Portfolio
        2016                          290,675   11.18 to 18.30    $4,166,673      0.71%   0.10% to 1.40%   -5.60% to -4.28%
        2015                          339,961   11.71 to 19.39    $5,168,608      0.77%   0.50% to 1.40%   9.56% to 11.10%
        2014                          409,913   10.56 to 17.70    $5,722,050      1.32%   0.50% to 1.40%   -7.06% to -5.76%
        2013                          426,586   11.24 to 19.04    $6,379,301      1.89%   0.50% to 1.40%   29.88% to 31.70%
        2012                          449,475    8.55 to 14.66    $5,217,368      2.04%   0.50% to 1.40%   18.71% to 20.38%

    Calibrated Dividend Growth Portfolio
        2016                           55,475   15.74 to 19.49      $979,866      2.49%   0.10% to 1.40%   13.51% to 15.10%
        2015                           18,027   13.87 to 16.93      $275,463      1.62%   0.50% to 1.40%   -3.48% to -2.13%
        2014                           22,398   14.37 to 17.30      $351,320      1.84%   0.50% to 1.40%   10.00% to 11.54%
        2013                           20,113   13.06 to 15.51      $281,502      2.20%   0.50% to 1.40%   26.16% to 27.93%
        2012                           11,434   10.35 to 12.12      $124,053      3.10%   0.50% to 1.40%   10.89% to 12.46%

   Alger Fund
    Large Cap Growth Portfolio
        2016                          700,653   12.50 to 19.02   $10,665,459      0.00%   0.10% to 1.40%   -2.20% to -0.83%
        2015                          779,397   12.71 to 19.44   $11,449,442      0.00%   0.50% to 1.40%   0.31% to 1.72%
        2014                          887,544   12.61 to 19.38   $12,375,441      0.16%   0.50% to 1.40%   9.45% to 10.99%
        2013                          933,859   11.47 to 17.71   $11,629,562      0.79%   0.50% to 1.40%   33.22% to 35.08%
        2012                         1,016,757   8.56 to 13.29    $9,166,592      1.22%   0.50% to 1.40%   8.34% to 9.87%

    Mid Cap Growth Portfolio
        2016                          465,167   11.82 to 17.88    $6,750,363      0.00%   0.10% to 1.40%   -0.42% to 0.97%
        2015                          504,141   11.74 to 17.90    $7,270,258      0.00%   0.50% to 1.40%   -2.92% to -1.56%
        2014                          531,635   11.95 to 18.39    $7,810,297      0.00%   0.50% to 1.40%   6.52% to 8.01%
        2013                          576,006   11.09 to 17.22    $7,844,929      0.33%   0.50% to 1.40%   33.97% to 35.84%
        2012                          645,119    8.19 to 12.82    $6,434,765      0.00%   0.50% to 1.40%   14.60% to 16.21%

    Capital Appreciation Portfolio
        2016                          580,163   17.59 to 30.37   $11,261,073      0.18%   0.10% to 1.40%   -0.88% to 0.50%
        2015                          640,059   17.66 to 30.64   $12,209,496      0.08%   0.50% to 1.40%   4.72% to 6.19%
        2014                          673,996   16.78 to 29.25   $12,115,218      0.08%   0.50% to 1.40%   12.18% to 13.75%
        2013                          964,283   14.88 to 26.08   $15,031,430      0.42%   0.50% to 1.40%   33.32% to 35.19%
        2012                          745,560   11.11 to 19.56    $8,466,137      1.10%   0.50% to 1.40%   16.66% to 18.30%

    SmallCap Growth Portfolio
        2016                          391,232   14.37 to 22.66    $6,082,603      0.00%   0.10% to 1.40%   4.77% to 6.13%
        2015                          417,460   13.65 to 21.63    $6,062,970      0.00%   0.50% to 1.40%   -4.65% to -3.41%
        2014                          480,908   14.21 to 22.68    $7,181,911      0.00%   0.50% to 1.40%   -0.95% to 0.34%
        2013                          509,161   14.18 to 22.90    $7,580,246      0.00%   0.50% to 1.40%   32.41% to 34.13%
        2012                          559,677   10.59 to 17.29    $6,109,787      0.00%   0.50% to 1.40%   10.94% to 12.22%

   Invesco Variable Insurance Funds
    Diversified Dividend Fund
        2016                          122,534   10.02 to 19.24    $1,655,554      1.34%   0.10% to 1.40%   13.23% to 14.81%
        2015                          108,959    8.85 to 16.77    $1,298,869      1.53%   0.50% to 1.40%   0.66% to 2.07%
        2014                          265,256    8.79 to 16.45    $2,956,809      4.71%   0.50% to 1.40%   11.27% to 12.83%
        2013                          120,768    7.90 to 14.60    $1,179,261      2.39%   0.50% to 1.40%   29.23% to 31.04%
        2012                          123,645    6.12 to 11.15      $871,740      2.13%   0.50% to 1.40%   17.08% to 18.73%

    Global Health Care Fund
        2016                          100,377   13.06 to 24.71    $1,963,537      0.00%   0.10% to 1.40%   -12.68% to -11.46%
        2015                          148,074   14.78 to 28.05    $3,381,070      0.00%   0.50% to 1.40%   1.74% to 3.16%
        2014                          149,318   14.37 to 27.32    $3,366,909      0.00%   0.50% to 1.40%   18.02% to 19.67%
        2013                          137,917   12.04 to 22.95    $2,639,325      0.72%   0.50% to 1.40%   38.60% to 40.54%
        2012                          116,848    8.59 to 16.41    $1,640,184      0.00%   0.50% to 1.40%   19.22% to 20.90%

    International Growth Fund
        2016                          467,641   10.10 to 13.59    $5,349,802      1.39%   0.10% to 1.40%   -1.83% to -0.45%
        2015                          482,656   10.29 to 13.67    $5,513,339      1.52%   0.50% to 1.40%   -3.69% to -2.34%
        2014                          497,265   10.68 to 14.01    $5,786,221      1.60%   0.50% to 1.40%   -1.05% to 0.33%
        2013                          541,827   10.80 to 13.98    $6,259,020      1.18%   0.50% to 1.40%   17.37% to 19.01%
        2012                          591,379    9.20 to 11.76    $5,699,167      1.53%   0.50% to 1.40%   13.93% to 15.53%

   VanEck Worldwide Insurance Trust
    Global Hard Assets Fund
        2016                         1,118,814   6.71 to 31.98   $11,712,375      0.39%   0.10% to 1.40%   41.73% to 43.71%
        2015                         1,047,047   4.67 to 22.36    $8,597,033      0.03%   0.50% to 1.40%   -34.37% to -33.45%
        2014                          911,490    7.01 to 33.77   $12,288,660      0.10%   0.50% to 1.40%   -20.22% to -19.10%
        2013                          874,334    8.67 to 41.96   $15,620,891      0.68%   0.50% to 1.40%   9.01% to 10.53%
        2012                          788,834    7.84 to 38.15   $14,646,126      0.62%   0.50% to 1.40%   1.95% to 3.39%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
        2016                         1,515,976  12.41 to 17.88   $22,232,643      2.12%   0.10% to 1.40%   1.26% to 2.68%
        2015                         1,608,241  12.10 to 17.50   $23,959,878      4.85%   0.50% to 1.40%   -0.94% to 0.45%
        2014                         1,833,519  12.06 to 17.51   $27,698,480      2.28%   0.50% to 1.40%   2.84% to 4.28%
        2013                         1,848,934  11.57 to 16.88   $27,573,858      2.31%   0.50% to 1.40%   -3.32% to -1.96%
        2012                         1,827,749  11.82 to 17.30   $29,223,735      2.56%   0.50% to 1.40%   8.07% to 9.59%

    Low Duration Portfolio
        2016                          159,599   11.19 to 14.06    $1,990,777      1.49%   0.10% to 1.40%   0.01% to 1.30%
        2015                          165,358   11.05 to 13.94    $2,039,993      3.42%   0.50% to 1.40%   -1.07% to 0.21%
        2014                          173,672   11.03 to 13.96    $2,141,407      1.13%   0.50% to 1.40%   -0.54% to 0.75%
        2013                          165,147   10.94 to 13.91    $2,229,269      1.45%   0.50% to 1.40%   -1.51% to -0.23%
        2012                          165,685   10.97 to 14.00    $2,268,773      1.91%   0.50% to 1.40%   4.38% to 5.59%

    High Yield Portfolio
        2016                          154,412   15.17 to 23.15    $2,578,882      5.64%   0.10% to 1.40%   10.89% to 12.45%
        2015                          160,653   13.51 to 20.69    $2,481,870      5.95%   0.50% to 1.40%   -3.00% to -1.64%
        2014                          172,402   13.75 to 21.14    $2,855,871      7.10%   0.50% to 1.40%   1.91% to 3.34%
        2013                          161,730   13.31 to 20.56    $2,891,330      5.70%   0.50% to 1.40%   4.27% to 5.73%
        2012                          291,481   12.61 to 19.55    $5,166,606      5.45%   0.50% to 1.40%   12.71% to 14.30%

    Real Return Portfolio
        2016                          316,645   12.01 to 16.94    $4,204,982      2.30%   0.10% to 1.40%   3.74% to 5.19%
        2015                          334,542   11.43 to 16.18    $4,288,980      3.88%   0.50% to 1.40%   -4.05% to -2.70%
        2014                          398,017   11.76 to 16.72    $5,265,101      1.49%   0.50% to 1.40%   1.67% to 3.09%
        2013                          355,778   11.42 to 16.30    $5,317,953      1.66%   0.50% to 1.40%   -10.47% to -9.22%
        2012                          374,378   12.59 to 18.04    $6,425,284      1.06%   0.50% to 1.40%   7.25% to 8.75%

   Goldman Sachs Variable Insurance Trust
    Small Cap Equity Insights Fund
        2016                          248,690   15.66 to 22.86    $4,620,126      1.16%   0.10% to 1.40%   21.50% to 23.20%
        2015                          258,324   12.89 to 18.56    $3,706,012      0.23%   0.50% to 1.40%   -3.48% to -2.13%
        2014                          429,605   13.36 to 18.96    $6,412,501      0.46%   0.50% to 1.40%   5.45% to 6.93%
        2013                          352,009   12.67 to 17.73    $4,859,411      1.10%   0.50% to 1.40%   33.75% to 35.62%
        2012                          308,560    9.47 to 13.07    $3,130,037      1.22%   0.50% to 1.40%   11.26% to 12.83%

    Large Cap Value Fund
        2016                          286,286   12.47 to 18.22    $4,077,160      1.96%   0.10% to 1.40%   10.04% to 11.58%
        2015                          356,145   11.33 to 16.34    $4,502,820      1.43%   0.50% to 1.40%   -5.73% to -4.41%
        2014                          378,267   12.02 to 17.11    $5,000,736      1.48%   0.50% to 1.40%   11.38% to 12.94%
        2013                          368,274   10.79 to 15.17    $4,290,100      1.23%   0.50% to 1.40%   31.39% to 33.23%
        2012                          408,705    8.21 to 11.40    $3,563,692      1.48%   0.50% to 1.40%   17.48% to 19.13%

   Neuberger Berman Advisors Management Trust
    AMT Mid Cap Intrinsic Value Portfolio
        2016                          106,663   16.25 to 19.33    $1,957,079      0.87%   0.10% to 1.40%   14.56% to 16.17%
        2015                          101,837   14.19 to 16.65    $1,554,712      0.91%   0.50% to 1.40%   -9.60% to -8.34%
        2014                           58,265   15.69 to 18.19      $988,114      1.39%   0.50% to 1.40%   12.26% to 13.84%
        2013                           59,184   13.98 to 15.99      $883,314      1.36%   0.50% to 1.40%   35.16% to 37.05%
        2012                           41,684   10.34 to 11.68      $450,586      0.30%   0.50% to 1.40%   13.93% to 15.53%

   Profunds VP
    Japan
        2016                           15,853    7.33 to 14.56      $144,989      0.00%   0.10% to 1.40%   -0.97% to 0.41%
        2015                           36,274    7.41 to 14.52      $337,396      0.00%   0.50% to 1.40%   4.35% to 5.81%
        2014                            7,137    7.10 to 13.73       $62,325      0.00%   0.50% to 1.40%   1.80% to 3.23%
        2013                           43,834    6.97 to 13.32      $381,607      0.00%   0.50% to 1.40%   46.19% to 48.24%
        2012                           16,782    4.77 to 8.99        $94,326      0.00%   0.50% to 1.40%   21.24% to 22.95%

    Oil & Gas
        2016                          179,734    7.64 to 12.28    $1,664,181      1.42%   0.10% to 1.40%   22.47% to 24.18%
        2015                          179,268    6.15 to 9.90     $1,343,444      0.70%   0.50% to 1.40%   -24.43% to -23.37%
        2014                          164,527    8.03 to 12.93    $1,614,935      0.45%   0.50% to 1.40%   -12.10% to -10.87%
        2013                          185,754    9.01 to 14.52    $2,033,895      0.44%   0.50% to 1.40%   22.36% to 24.07%
        2012                          188,894    7.26 to 11.72    $1,684,148      0.11%   0.50% to 1.40%   1.47% to 2.90%

    Small-Cap Value
        2016                           54,356   14.68 to 19.99    $1,009,227      0.00%   0.10% to 1.40%   27.00% to 28.77%
        2015                          207,990   11.56 to 15.52    $2,861,854      0.00%   0.50% to 1.40%   -9.54% to -8.28%
        2014                           63,434   12.77 to 16.92      $983,924      0.00%   0.50% to 1.40%   4.35% to 5.81%
        2013                           64,660   12.24 to 15.99      $944,392      0.19%   0.50% to 1.40%   35.77% to 37.67%
        2012                           65,050    9.02 to 11.62      $686,320      0.00%   0.50% to 1.40%   14.55% to 16.16%

    Ultra Mid-Cap
        2016                           95,808   16.88 to 32.01    $2,078,446      0.00%   0.10% to 1.40%   36.01% to 37.91%
        2015                           88,680   12.41 to 23.23    $1,401,205      0.00%   0.50% to 1.40%   -10.40% to -9.15%
        2014                          100,252   13.85 to 25.60    $1,668,613      0.00%   0.50% to 1.40%   13.75% to 15.34%
        2013                          124,208   12.18 to 22.21    $1,782,769      0.00%   0.50% to 1.40%   68.26% to 70.61%
        2012                          115,411    7.24 to 13.03      $924,138      0.00%   0.50% to 1.40%   30.65% to 32.49%

   Vanguard Variable Insurance Funds
    Balanced
        2016                          121,149   16.03 to 18.07    $2,131,198      2.46%   0.10% to 1.40%   9.48% to 11.01%
        2015                          122,186   14.64 to 16.28    $1,942,285      2.39%   0.50% to 1.40%   -1.29% to 0.09%
        2014                          115,137   14.83 to 16.26    $1,827,530      2.10%   0.50% to 1.40%   8.33% to 9.84%
        2013                           98,581   13.69 to 14.81    $1,415,343      2.41%   0.50% to 1.40%   18.23% to 19.88%
        2012                           89,682   11.58 to 12.35    $1,068,054      3.22%   0.50% to 1.40%   11.00% to 12.56%

    Total Bond Market Index
        2016                           55,985   12.27 to 13.91      $743,204      3.45%   0.10% to 1.40%   1.06% to 2.47%
        2015                           89,370   11.99 to 13.57    $1,145,152      1.52%   0.50% to 1.40%   -1.05% to 0.33%
        2014                           45,753   11.96 to 13.53      $600,294      3.07%   0.50% to 1.40%   4.43% to 5.89%
        2013                           73,857   11.31 to 12.78      $909,745      2.52%   0.50% to 1.40%   -3.64% to -2.29%
        2012                           59,793   11.58 to 13.12      $755,324      1.90%   0.50% to 1.40%   2.58% to 4.02%

    High Yield Bond
        2016                           28,790   15.43 to 17.43      $479,410      4.80%   0.10% to 1.40%   9.82% to 11.35%
        2015                           26,799   13.87 to 15.66      $398,724      5.55%   0.50% to 1.40%   -2.94% to -1.58%
        2014                           26,943   14.11 to 15.95      $412,608      5.11%   0.50% to 1.40%   2.96% to 4.40%
        2013                           24,298   13.52 to 15.32      $359,083      5.66%   0.50% to 1.40%   2.91% to 4.35%
        2012                           26,409   12.97 to 14.71      $376,272      5.73%   0.50% to 1.40%   12.71% to 14.30%

    International
        2016                         1,291,856   9.86 to 13.70   $14,654,508      1.45%   0.10% to 1.40%   0.47% to 1.88%
        2015                         1,393,704   9.81 to 13.47   $15,226,326      1.92%   0.50% to 1.40%   -2.14% to -0.77%
        2014                         1,383,667  10.03 to 13.58   $15,114,260      1.48%   0.50% to 1.40%   -7.35% to -6.05%
        2013                         1,342,067  10.82 to 14.47   $15,468,367      1.31%   0.50% to 1.40%   21.55% to 23.26%
        2012                         1,255,200   8.91 to 11.75   $11,646,593      1.87%   0.50% to 1.40%   18.47% to 20.14%

    Mid-Cap Index
        2016                          432,579   17.53 to 20.75    $8,441,188      1.36%   0.10% to 1.40%   9.58% to 11.11%
        2015                          464,136   16.00 to 18.70    $8,069,430      1.25%   0.50% to 1.40%   -2.80% to -1.43%
        2014                          513,643   16.46 to 18.99    $9,033,908      0.90%   0.50% to 1.40%   12.03% to 13.59%
        2013                          585,406   14.69 to 16.73    $9,087,107      1.16%   0.50% to 1.40%   33.07% to 34.93%
        2012                          697,765   11.04 to 12.41    $7,997,666      1.12%   0.50% to 1.40%   14.21% to 15.82%

    REIT Index
        2016                          229,154   16.24 to 19.39    $4,155,027      2.60%   0.10% to 1.40%   6.86% to 8.36%
        2015                          268,395   15.20 to 17.92    $4,461,783      1.86%   0.50% to 1.40%   0.81% to 2.22%
        2014                          283,977   15.08 to 17.54    $4,609,139      3.19%   0.50% to 1.40%   28.31% to 30.11%
        2013                          215,439   11.75 to 13.50    $2,675,184      1.82%   0.50% to 1.40%   0.92% to 2.33%
        2012                          161,292   11.64 to 13.20    $1,944,646      1.69%   0.50% to 1.40%   15.83% to 17.46%

    Small Company Growth
        2016                          334,295   21.48 to 24.25    $7,667,108      0.35%   0.10% to 1.40%   13.35% to 14.94%
        2015                          353,213   18.74 to 21.10    $7,069,134      0.38%   0.50% to 1.40%   -4.10% to -2.75%
        2014                          372,611   19.32 to 21.69    $7,702,293      0.28%   0.50% to 1.40%   1.95% to 3.38%
        2013                          360,684   18.73 to 20.98    $7,262,762      0.64%   0.50% to 1.40%   44.52% to 46.54%
        2012                          351,196   12.81 to 14.32    $4,837,881      0.23%   0.50% to 1.40%   13.06% to 14.65%

    Short Term Investment Grade
        2016                           43,814   11.54 to 13.01      $541,942      4.05%   0.10% to 1.40%   1.30% to 2.72%
        2015                          182,495   11.29 to 12.66    $2,091,216      1.81%   0.50% to 1.40%   -0.27% to 1.12%
        2014                          174,124   11.18 to 12.52    $1,967,860      1.62%   0.50% to 1.40%   0.35% to 1.76%
        2013                          165,047   11.00 to 12.31    $1,830,073      2.06%   0.50% to 1.40%   -0.32% to 1.08%
        2012                          171,462   10.89 to 12.17    $2,010,748      2.36%   0.50% to 1.40%   2.97% to 4.42%

    Total Stock Market Index
        2016                          125,331   17.23 to 21.01    $2,385,160      1.36%   0.10% to 1.40%   11.00% to 12.56%
        2015                          115,230   15.52 to 18.68    $1,939,045      1.38%   0.50% to 1.40%   -1.02% to 0.37%
        2014                          108,902   15.68 to 18.63    $1,827,770      1.33%   0.50% to 1.40%   10.74% to 12.29%
        2013                          103,174   14.16 to 16.61    $1,538,547      1.37%   0.50% to 1.40%   31.44% to 33.28%
        2012                           78,457   10.77 to 12.47      $878,844      1.43%   0.50% to 1.40%   14.71% to 16.33%

        *   The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets.  This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income is affected by the timing of the declaration of dividends.

        **  The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        *** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  For newly introduced portfolios, the total return for the first year is calculated as the percentage of change from inception to the end of the period.

6.      Diversification Requirements

        Under the provisions of Section 817(h) of the Internal Revenue Code, as
        amended (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified.  The Code provides that the "adequately diversified"
        requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

        The Internal Revenue Service has issued regulations under Section 817(h) of the
        Code.  Midland National Life believes, based on assurances from the Funds, that the Separate Account satisfies the current requirements of the regulations.

PART C

OTHER INFORMATION

Item 26.     Exhibits

(a)   Board of Directors Resolutions.

Resolution of the Board of Directors of Midland National Life establishing the Separate Account A (2)

(b)   Custodian Agreements.  Not Applicable

(c)   Underwriting Contracts.

1)    Principal Underwriting Agreement (8)

2)    Selling Agreement (8)

3)    Commission Schedule (8)

(d)   Contracts.

        Policy (17)

(e)   Applications.

               Application Form. (5)

(f)    Depositor’s Certificate of Incorporation and By-Laws.

1)    Articles of Incorporation of Midland National Life. (2)

2)    By-Laws of Midland National Life. (2)

(g)   Reinsurance Contracts.

                Draft of Reinsurance Contracts (8)

(h)   Participation Agreements.

1. (a)   Participation Agreements between Midland National Life Insurance Company and Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (1)

    (b)   Amendments to Participation Agreements for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (1)

    (c)   Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation/Variable Insurance Products Fund III. (2)

(d)   Participation Agreement between Midland National Life Insurance Company and American Century Investment Services, Inc. (1)

    (e)   Participation Agreement between Midland National Life Insurance Company and Lord Abbett Series Funds, Inc. (3)

    (f)    Amendments to Participation Agreement for Lord Abbett Series Funds, Inc. (4)

    (g)   Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable Insurance Trusts. (3)

    (h)   Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc. (6)

(i)    Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products  Fund III. (6)

(j)    Participation Agreement between Midland National Life Insurance Company and Van Eck Global Worldwide Insurance Trust. (7)

(k)   Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (8)

(l)    Participation Agreement between Midland National Life Insurance Company and AIM Distributors, Inc. (12)

(m)  Participation Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust. (10)

(n)   Participation Agreement between Midland National Life Insurance Company and PIMCO Advisors VIT. (10)

(o)   Participation Agreement between Midland National Life Insurance Company and Neuberger Berman Advisers Management Trust. (10)

(p)   Amendments to Participation Agreement for Van Eck Global Worldwide Insurance Trust. (11)

(q)   Amendment to Participation Agreement for Goldman Sachs Variable Insurance Trust. (12)

(r)    Amendment to Participation Agreement between Midland National Life Insurance Company and Premier VIT (formerly PIMCO Advisors VIT) and Allianz Global Investors Distributors LLC. (13)

(s)    Participation Agreement between Midland National Life Insurance Company and ProFund Advisors, LLC. (14)

(t)      Amendment to Participation Agreement for ProFund Advisors, LLC. (16)

(u)    Participation Agreement between Midland National Life Insurance Company and Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation. (16)

(v)    Amendment to, Novation Agreement, Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc. (18)

(w)   Amendment to, Novation Agreement, Participation Agreement between Midland National Life Insurance Company and Allianz Global Investors Distributors LLC (“AGID”). (19)

(x)    Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust. (19)

(y)    Amendment to Participation Agreement between Midland National Life Insurance Company and Invesco Aim Distributors, Inc. (19)

(z)     Amendment to the Participation Agreement between Midland National Life Insurance Company, The Alger American Portfolios (formerly The Alger American Funds) and Fred Alger & Company, Incorporated. (20)

(aa)  Amendment to the Participation Agreement between Midland National Life Insurance Company,  Invesco Distributors, Inc. (formerly known as AIM Distributors, Inc. and Invesco Aim Distributors, Inc.) and AIM Variable Insurance Funds (20)

(bb) Amendment to the Participation Agreement between Midland National Life Insurance Company,  American Century Investment Services, Inc. and American Century Investment Management, Inc. (20)

(cc)  Amendment to the Participation Agreement between Midland National Life Insurance Company,  Calvert Variable Series, Inc. and Calvert Investment Management, Inc. (20)

(dd) Summary Prospectus Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation (20)

(ee)  Amendment to the Participation Agreement between Midland National Life Insurance Company,  Lord Abbett Series Fund, Inc. and Lord, Abbett & Co. LLC (20)

(ff)   Amendment to the Participation Agreement between Midland National Life Insurance Company and Janus Aspen Series (20)

(gg) Amendment to the Participation Agreement between Midland National Life Insurance Company, ProFunds, Access One Trust and ProFunds Advisors LLC (20)

(i)    Administrative Contracts. Not Applicable.

(j)    Other Material Contracts.

(a)     AIM Fund Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between Midland National Life Insurance Company and A I M Investment Services, Inc.   (15)

(b)    Rule 22c-2 Agreement between Midland National Life Insurance Company and Fred Alger & Company, Inc.   (15)

(c)     Shareholder Information Agreement between Midland National Life Insurance Company and American Century Investment Services, Inc.   (15)

(d)    SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation.   (15)

(e)     Variable Annuity Shareholder Information Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust.  (15)

(f)      Rule 22c-2 Agreement between Midland National and Lord Abbett Distributor LLC.  (15)

(g)    Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc.  (15)

(h)    Rule 22c-2 Shareholder Information Access Agreement between Midland National and Neuberger Berman Management Inc.  (15)

(i)      Rule 22c-2 Amendment to Participation Agreement between Midland National and Allianz Global Investors Distributors, Inc., principal underwriters for Premier VIT and PIMCO Variable Insurance Trust.  (15)

(j)      Shareholder Information Agreement between Midland National and Van Eck Securities Corporation.  (15)

(k)   Legal Opinion.

1)       Opinion and Consent. (22)

2)       Power of Attorney. (22)

(l)    Actuarial Opinion.   (22)

(m)  Calculation of Illustrations. (9)

(n)   Other Opinions.

1)    Consent of Eversheds-Sutherland (US) LLP. (22)

2)    Consent of Independent Registered Public Accounting Firm. (22)

(o)   Omitted Financial Statements.  Not Applicable.

(p)   Initial Capital Agreements.  Not Applicable.

(q)   Redeemability Exemption.  Memorandum describing Midland National Life’s issuance, transfer and redemption procedures for the Policy. (21)

__________

(1)     Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 filed on April 23, 1997 (File No. 333-14061)

(2)     Incorporated herein by reference to Post-Effective Amendment No. 1 for Form S-6 on April 28, 1998 (File No. 333-14061)

(3)     Incorporated herein by reference to Post-Effective Amendment No. 3 for Form S-6 on April 29, 1999 (File No. 333-14061)

(4)     Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form S-6 on August 31, 1999 (File No. 333-80975)

(5)     Incorporated herein by reference to Post-Effective Amendment No. 4 for Form S-6 on February 17, 2000 (File No. 333-14061)

(6)     Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)

(7)     Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on January 14, 2002 (File No. 333-71800)

(8)     Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-6 on April 30, 2003 (File No. 333-14061)

(9)     Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-6 on April 29, 2004 (File No. 333-14081)

(10)   Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-4 on April 29, 2005 (File No. 333-108437)

(11)   Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on November 24, 2004 (File No. 333-108437)

(12)   Incorporated herein by reference to Post-Effective Amendment No. 10 for Form N-6 on April 26, 2006 (File No. 333-58300)

(13)   Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-6 on April 26, 2007 (File No. 333-58300)

(14)    Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 28, 2006 (File No. 333-128910)

(15)    Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-6 on April 28, 2008 (File No. 333-58300)

(16)    Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-6 on April 29, 2009 (File No. 333-148111)

(17)    Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-6 on January 21, 2009 (File No. 333-153825)

(18)    Incorporated herein by reference to Post-Effective Amendment No. 18 for Form N-4 on April 29, 2010 (File No. 333-71800)

(19)    Incorporated herein by reference to Post-Effective Amendment No. 19 for Form N-4 on April 27, 2011 (File No. 333-71800)

(20)    Incorporated herein by reference to Post-Effective Amendment No. 8 for Form N-6 on April 26, 2013 (File No. 333-148824)

(21)    Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-6 on April 27, 2016 (File No. 333-153825)

(22)    Filed herewith

(23)    To be filed by amendment

Item 27. Directors and Officers of the Depositor

Name and Principal Business Address[1]	Position and Offices with Depositor
Esfandyar E. Dinshaw..................................	Chairman of the Board & Chief Executive Officer
Steven C. Palmitier[3].....................................	President and Chief Operating Officer – Director
Darron K. Ash.............................................	Director
Willard Bunn, III..........................................	Director
James Roderick Clark	Director
Thomas Corcoran.........................................	Director
William D. Heinz.........................................	Director
Heather Kreager...........................................	Director
Michael M. Masterson..................................	Director
James Parker................................................	Director
Robert R. TeKolste......................................	President - Annuity Division
William L. Lowe[4].........................................	President - Sammons Retirement Solutions
Rebecca L. Luloff[2].......................................	President - Shared Services
Anne Cooper...............................................	Senior Vice President and Chief Human Resources Officer
Brian Hansen[3]..............................................	Senior Vice President, General Counsel & Secretary
Donald T. Lyons..........................................	Senior Vice President
Timothy A. Reuer[2].......................................	Senior Vice President & Corporate Actuary
David Shaw.................................................	Senior Vice President & Chief Information Officer
Stacy Bagby................................................	Vice President – Sales and Compliance Administration-SRS: Chief Compliance Officer of SEC Rule 38a-1
Daniel M. Kiefer..........................................	Vice President, Chief Financial Officer & Treasurer
Melissa Scheuerman[4]...................................	Vice President - Business and Sales Development
Brent A. Mardis...........................................	Vice President, Chief Risk Officer
Gary Brown[2]................................................	Vice President, Life New Business & Underwriting
Teri L. Ross.................................................	Vice President, Annuity New Business & Agency Services
Bradley W. Rosenblatt[3]................................	Vice President, Chief Distribution Officer – Specialty Markets and Vice President of Marketing Communications
Kirk P. Evans[4].............................................	Vice President, Product Actuary & Risk Management – SRS
Jeremy A. Bill[2]............................................	Vice President of Life Product Development
Gerald R. Blair[3]...........................................	Vice President, Chief Distribution and Sales Officer
Gregory J. Bonzagni[4]...................................	Vice President – National Sales
Cyndi Hall...................................................	Vice President – Chief Compliance Officer
Nicholas Nelson...........................................	Vice President – Administration
Michael J. Arch[2]..........................................	Associate Vice President - Internal Audit
Brett Agnew................................................	Associate Vice President and Associate General Counsel
Richard T. Hicks[2].........................................	Associate Vice President, Advanced Processing Support
Randy D. Shaull[2]..........................................	Associate Vice President & Actuary
John Robbins...............................................	Associate Vice President – Variable Services, Policy Billing and Accounting
Dan Edsen...................................................	Associate Vice President – Finance
Seth Nailor..................................................	Associate Vice President – Customer Service and Claims

 1Unless noted otherwise, the principal business address for each officer and director is 4350 Westown Parkway, West Des Moines, IA 50266

2One Sammons Plaza, Sioux Falls, SD 57193-9991

3525 W. Van Buren, Chicago, IL 60607

44546 Corporate Drive, Suite 100, West Des Moines, IA 50266

Item 28. Persons Controlled By or Under Common Control With the Depositor or Registrant –

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of Midland.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).   Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2016, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
100 N. Cresent Holdings LLC	DE	100% by SBC Funding, LLC
100 N. Cresent LLC	DE	100% by 100 N. Cresent Holdings LLC
1888 Fund, Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
1900 Capital, Inc.	DE	100% by Compatriot Capital, Inc.
45-501,LLC	DE	100% by FX Leasing, LLC
45-502, LLC	DE	100% by FX Leasing, LLC
45-506, LLC	DE	100% by FX Leasing, LLC
5180 CLO LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
9350 Civic Center Drive,LLC	DE	100% by 9350 Civic Center JV, LLC
9350 Civic Center JV, LLC	DE	50% by SBC Civic Center LLC
A24 Films, LLC	DE	35% by SBC Funding, LLC
Accretive Asset Management LLC	WA	100% by Guggenheim Partners Investment Management Holdings, LLC
ACEI Holdco, LLC	DE	100% by GPFT Holdco, LLC
ACEIG, LLC	DE	100% by Guggenheim Capital Enterprises, LLC
ACS Holdings LLC	DE	100% by Eldridge Equipment Finance LLC
ACS Nextant Holdings LLC	DE	100% by Airborne Capital Solutions LTD
Advisor Research Center, LLC	MD	100% by Rydex Fund Services, LLC
Adweek LLC	DE	100% by Mediabistro Holdings LLC
AF V - VII entities	DE	100% by Corporate Funding VI, LLC
AFSP Fund I Partners, LLC	DE	53.6% by Compatriot Capital, Inc.
Airborne Capital Solutions LTD	CYM	66.7% by ACS Holdings LLC
Aircraft Asset Holdings, LP	DE	24.2% by Guggenheim Aviation Partners, LLC
Aircraft Mgmt. Company, LLC	DE	100% by GPFT Holdco, LLC
AMC Investor Holdings LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Amicus Investors LLC	DE	75% by Amicus Operating Partners LLC
Amicus Operating Partners LLC	DE	50% by Compatriot Capital, Inc.
Anchorage G Holdings, LLC	AK	100% by Guggenheim Life and Annuity Company
Ann Arbor City Apartments LLC	DE	50% by Compatriot Capital, Inc. 50% by Village Green Holding LLC
Argus Portfolios Holdings Ltd.	CYM	(No Ownership) Management by Guggenheim Partners, LLC
Argus Portfolios SPC	CYM	100% by Argus Portfolios Holdings Ltd.
ASG Mortgage Investors, LLC	DE	35.3% by 1900 Capital, Inc.
Asheville Resolution Corporation	DE	100% by Consolidated Investment Services, Inc.
Asset Consulting Group, LLC	DE	100% by GWM Holdco, LLC
Auberge Resorts Collection Fund LP	DE	(No Ownership) Management by GRE ARCF GP LLC
Aureus Group, LLC	DE	29.9% by Compatriot Capital, Inc.
Aurify Brands, LLC	NY	39.1% by SBC Funding, LLC
BA Seattle Aviation, LLC	KS	100% by Security Benefit Corporation
Ballinshire investment entities	DE	100% by EL Funding, LLC
Bandera Strategic credit Partners II, L.P.	DE	(No Ownership) Management by GPIM Holdings VII, LLC
BCBG Max Azria Global Holdings, LLC	DE	40% by Fashion Funding, LLC
BD-700-1A10 9147, LLC	DE	100% by FX Leasing, LLC
Bennington Stark Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
BFC Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Billboard I, LLC	DE	100% by PGM Entertainment Group LLC
Billboard IP Holdings LLC	DE	50% by Billboard I, LLC
Bingham LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Biscay GSTF III, LLC	DE	100% by GLAC Holdings, LLC
Black Cat Football, LLC	KS	100% by Security Benefit Corporation
Bound Brook Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Briggs Construction Equipment, Inc.	DE	100% by Consolidated Investment Services, Inc.
Briggs Equipment Mexico, Inc.	DE	100% by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100% by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100% by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Briggs International, Inc.	DE	100% by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100% by Consolidated Investment Services, Inc.
Cainhoy Land & Timber, LLC	DE	65.5% by GC Parent Holdings, LLC
Caprock Funding entities	DE	100% by LCLF investment entities
Carco Services, LLC	DE	100% by Guggenheim Services, LLC
Cardamom RE HQ, LLC	DE	100% by Security Benefit Corporation
CardCash Exchange, Inc.	DE	18.6% by CardCash Holdings, LLC
CardCash Holdings, LLC	DE	87.5% by SBC Funding, LLC
CCE Funding LLC	DE	100% by Compatriot Capital, Inc.
CCI Historic, Inc.	DE	100% by Compatriot Capital, Inc.
Cedar Springs (Cayman) Ltd.	CYM	100% by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
CF-G Funding II, LLC	KS	100% by Gennessee Insurance Agency, LLC
CF-G Funding III, LLC	KS	100% by Gennessee Insurance Agency, LLC
CF-G Funding, LLC	DE	100% by Gennessee Insurance Agency, LLC
CH Funding, LLC	KS	100% by Security Benefit Corporation
CH Kansas, LLC	KS	100% by Security Benefit Corporation
Channel Capital Group Holdings, LLC	DE	38.3% by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100% by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Clear Spring Life Insurance Company	TX	100% by Guggenheim Life and Annuity Company
CLIO Awards	DE	100% by Mediabistro Holdings LLC
Cohen Financial Services (DE), LLC	DE	100% by Pillar Financial, LLC
Community Investments, Inc.	DE	100% by Consolidated Investment Services, Inc.
Compatriot Capital, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Concord Minutemen (Cayman) Ltd.	CYM	100% by Concord Minutemen Capital Company, LLC
Concord Minutemen Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100% by Sammons Enterprises, Inc.
Controladora Briggs de Mexico S. de R.L. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Conway Capital, LLC	DE	100% by Guggenheim Life and Annuity Company
Copper River CLO Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Corporate Funding V, LLC	DE	100% by GPFT Holdco, LLC
Corporate Funding VI, LLC	DE	100% by GPFT Holdco, LLC
Corporate Funding VIII, LLC	DE	100% by SL Funding, LLC
CP Aureus FSP, LP	DE	49.5% by AFSP Fund I Partners, LLC
Crown Point Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Crown Point Funding (Cayman), Ltd.	CYM	100% by Crown Point Capital Company, LLC
Dark Star Media LLC	DE	100% by DS Funding LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4% by 1900 Capital, Inc.
DCP Funding LLC	DE	13% by DS dcp Holdings LLC
Deferred Compensation investment entities	DE	36-100% by GC Deferred Compensation I, LLC
DLPG, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
DLSV 2015-1, LLC	KS	100% by Security Benefit Corporation
DNBR Funding, LLC	KS	100% by Dunbarre Insurance Agency, LLC
DS dcp Holdings LLC	DE	100% by Dark Star Media LLC
DS Funding LLC	DE	100% by EL Funding, LLC
DS Malecon Holdings LLC	DE	100% by Dark Star Media LLC
DS MB Holdings LLC	DE	100% by Dark Star Media LLC
DS PGM Holdings LLC	DE	100% by Dark Star Media LLC
Dunbarre Insurance Agency, LLC	DE	100% by Security Benefit Life Insurance Company
E2M Fund II Holdco, LP	DE	47.8% by Compatriot Capital, Inc. Management by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	17.4% by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30% by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30% by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100% by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	80.5% by Compatriot Capital, Inc. Management by E2M General Partner III, LLC
E2M/SRC Investment Company, LLC	DE	37% by Compatriot Capital, Inc. 60% by E2M Fund II Holdco, LP
Edison IS Holdings, LLC	NJ	100% by Guggenheim Insurance Services, LLC
EFC Holdings I, LLC	DE	100% by GPFT Holdco, LLC
Efland Funding entities	DE	100% by Elsmere Insurance Agency, LLC
Eiger Fund I, LP	DE	38.8% by Compatriot Capital, Inc.
Eiger Partners, LP	DE	10% by Compatriot Capital, Inc.
EL Funding, LLC	DE	100% by SL Funding, LLC
Eldridge Business Services LLC	DE	99% by EL Funding, LLC
Eldridge Equipment Finance LLC	DE	100% by EL Funding, LLC
Eldridge Executive Services LLC	DE	99% by EL Funding, LLC
Eldridge Services Inc.	DE	100% by EL Funding, LLC
Elliott Bay Healthcare Realty Holdings LLC	DE	100% by SBC Funding, LLC
Elliott Bay Healthcare Realty LLC	DE	100% by Elliott Bay Healthcare Realty Holdings LLC
ELSL Funding entities	DE	100% by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100% by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Enterhealth, LLC	TX	21.3% by Sammons Capital, Inc.
Epic Preferred Hodlings LLC	DE	100% by ACS Holdings LLC
EPL property holding entities	DE	100% by Retail Investors III, LLC
EquiTrust Insurance Services, LLC	DE	100% by Guggenheim Insurance Services, LLC
EquiTrust Manager, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Eventine Funding, LLC	DE	100% by Elsmere Insurance Agency, LLC
Everest Fuel Management, LLC	DE	100% by Flight Options Holdings, Inc.
Fashion Funding, LLC	DE	100% by GLAC Holdings, LLC
Fifth Ave GSTF II, LLC	DE	100% by GLAC Holdings, LLC
Film Expo Group LLC	DE	100% by Mediabistro Holdings LLC
First Security Benefit Life Insurance and Annuity Company of New York	NY	100% by Security Benefit Corporation
FlexJet, LLC	DE	100% by One Sky Flight, LLC
Flight Options Holdings Inc.	DE	18% by Epic Preferred Holdings LLC
Flight Options, LLC	DE	100% by One Sky Flight, LLC
FMF Peakview LLC	DE	80% by Guggenheim Plus Leveraged LLC
Forklift Operations de Mexico, S.A. de C.V.	MEX	99% by Controladora Briggs de Mexico S. de R.L. de C.V. 1% by Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100% by Moore's Creek Capital Corporation
Four Six Four Aircraft ABC LLC	DE	100% by Four Six Four Aircraft LLC
Four Six Four Aircraft LLC	DE	100% by EL Funding, LLC
Franklin Park (Cyprus) Limited	CYP	100% by GGIC IIP Holdings LP
Franklin Park India, LLC	DE	100% by Infrastructure India Plc
Franklin Park Management, LLC	DE	100% by GGIC, Ltd.
FX Leasing, LLC	DE	100% by Airborne Capital Solutions LTD
G650 2014 Holdings, LLC	DE	100% by Guggenheim Aircraft Opportunity Master Fund, LP
GAIF II Aviation asset holding companies	DE	100% by Guggenheim Aviation Investment Fund II, LP
GAIF II Aviation U.S. Source asset holding companies	DE	100% by GAIF II U.S. Source Fund, LP
GAIF II FF Feeder Fund, L.P.	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
GAIF II Services Group, LLC	DE	100% by Guggenheim Aviation Investment Fund II, LP
GAIF II U.S. Source Blocker, LP	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Fund, LP	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Services Group, LLC	DE	100% by GAIF II U.S. Source Fund, LP
GAOMF S/N 20272, LLC	DE	100% by Guggenheim Aircraft Opportunity Master Fund, LP
GASG Co-Investor Fund I, LP	DE	50% by 1900 Capital, Inc.
GC Deferred Compensation I, LLC	DE	100% by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100% by Guggenheim Capital International, Ltd.
GC Maple Leaf, Inc.	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GC New York, LLC	DE	99.5% by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	20.2% by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100% by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100% by GC Parent Holdings, LLC
GC Repo, LLC	DE	100% by Guggenheim Partners, LLC
GC VIE Manager, LLC	DE	99.5% by Guggenheim Partners, LLC
GDCP Member, LLC	DE	100% by Guggenheim Corporate Funding, LLC
GDP property holding entities	DE	100% by Guggenheim Development Partners, Inc.
GDP-Pilara Lotes, LLC	DE	100% by GC Parent Holdings, LLC
Generation Financial Group, LLC	DE	50% by JLx3, LLC 50% by Guggenheim Partners, LLC
Generation Mortgage Company, LLC f/k/a Generation Mortgage Company	CA	100% by GFMH, LLC
Gennessee Insurance Agency, LLC	DE	100% by Security Benefit Life Insurance Company
GFMH, LLC f/k/a Generation Financial Mortgage, LLC	DE	83.3% by GPFT Holdco, LLC 12.9% by Generation Financial Group, LLC
GFP Green Inc.	CYM	100% by GGIC, Ltd.
GFP Peru Dunas Holdings, Inc.	CYM	100% by GGIC, Ltd.
GFP Wind Holdings, LLC	DE	100% by Franklin Park Management, LLC
GFPIC, L.P.	CYM	34.5% by GFPID, LLC
GFPID, LLC	DE	40% by GC Parent Holdings, LLC
GFS Funds Public Limited Company	IRL	(No Ownership) Management by GFS Management (Ireland) Limited
GFS Management (Ireland) Limited	IRL	100% by Guggenheim Fund Solutions, LLC
GFS MAP (Ireland) entities	IRL	(No Ownership) Management by Guggenheim Fund Solutions, LLC
GFS MAP (U.S.) entities	DE	(No Ownership) Management by Guggenheim Fund Solutions, LLC
GFS UCITS Fund Public Limited Compnay	IRL	(No Ownership) Management by GFS Management (Ireland) Limited
GGIC Greenbacker Funding Ltd.	CYM	100% by GGIC, Ltd.
GGIC IIP Holdings LP	CYM	100% by GGIC, Ltd. Management by GGIC IIP Holdings Ltd.
GGIC IIP Holdings Ltd.	CYM	100% by GGIC, Ltd.
GGIC KTI Holdings, Ltd.	CYM	100% by GGIC, Ltd.
GGIC Manager, LLC	DE	100% by GGIC, Ltd.
GGIC, Ltd.	GGY	100% by GFPIC, L.P.
GGT Diversified Alpha Cayman Funds	CYM	(No Ownership) Management by GGT GP LLC
GGT Diversified Alpha Fund LLC	DE	(No Ownership) Management by GGT Manager LLC
GGT Global Opportunities Master Fund (Cayman) LP	CYM	(No Ownership) Management by GGT GP LLC
GGT GP LLC	DE	100% by GGT Manager LLC
GGT Long/Short Diversified Equity Master Fund (Cayman) LP	CYM	(No Ownership) Management by GGT GP LLC
GGT Manager LLC	DE	100% by Guggenheim Holdings, LLC
GGT Trading Delaware LLC	DE	(No Ownership) Management by GGT GP LLC
GI Holdco II LLC	DE	100% by Guggenheim Partners, LLC
GI Holdco II Sub LLC	DE	100% by GI Holdco II LLC
GI Holdco LLC	DE	100% by GI Holdco II LLC
GIA Asia Holdings, Ltd.	CYM	100% by GWM Holdco, LLC
GIA Europe Holdings, Ltd.	CYM	100% by GWM Holdco, LLC
GIFS (Cayman) Ltd.	CYM	100% by GIFS Capital Company, LLC
GIFS Capital Company, LLC	DE	100% by Relationship Funding Company, LLC
Gila Bend Power Partners, LLC	DE	50% by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100% by Guggenheim Partners Investment Management, LLC
GIS Adminitrative Services, LLC	DE	100% by Guggenheim Insurance Services, LLC
GIV-X 4330, LLC	DE	100% by FX Leasing, LLC
GIV-X 4332, LLC	DE	100% by FX Leasing, LLC
GIV-X 4334, LLC	DE	100% by FX Leasing, LLC
GLAC GBM Investco, LLC	DE	100% by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100% by GPFT Holdco, LLC
Global 6000 9568 Limited LDC	CYM	50% by GX 9568 Holdings I, LLC 50% by GX 9568 Holdings II, LLC
GM property holding companies	DE	100% by Retail Investors III, LLC
GMI GPIM, LLC	DE	100% by Guggenheim Manager, Inc.
GMI GPIMH, LLC	DE	100% by Guggenheim Manager, Inc.
GN Fund I, LLC	FL	100% by Guggenheim Nicklaus Partners, LLC
GN property holding entities	DE	100% by Guggenheim Nicklaus Partners, LLC
GNP property holding entities	DE	100% by Guggenheim-Nicklaus Fund I, Ltd.
GP Feeder Fund Management, LLC	DE	100% by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	(No Ownership) Management by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPAM Holdings IV, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPAM Holdings, Inc.	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GPBLK, Inc.	DE	100% by GP Holdco, LLC
GPC Portfolio Companies	DE	(No Ownership) Management by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100% by GP Holdco, LLC
GPI Ventures, LLC	DE	100% by Asheville Resolution Corporation
GPI3, LLC	DE	(No Ownership) Management by TEK Financial, LLC
GPIM Holdings V, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPIM Holdings VI, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPIM Holdings VII, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPIM Holdings VIII, Ltd.	CYM	100% by Guggenheim Partners Investment Management, LLC
GPIMH Sub, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GPM Center Court, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
GRE ARCF GP LLC	DE	100% by Guggenheim Real Estate LLC
GRE Net Lease property holding companies	DE	67-100% by Guggenheim Real Estate Investment Trust Management by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	80-100% by Guggenheim Plus Leveraged LLC
GRE U.S. Property Fund GP LLC	DE	100% by Guggenheim Real Estate LLC
GRE U.S. Property Fund LP	DE	(No Ownership) Management by GRES GP LLC
Great Bridge Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Green Lane CLO Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
GREI GP LLC	DE	100% by Guggenheim Real Estate LLC
GRES GP LLC	DE	100% by Guggenheim Trust Company LLC
GS Gamma Advisors, LLC	DE	50% by Guggenheim Partners Investment Management Holdings, LLC
GS Gamma Investments, LLC	DE	(No Ownership) Management by GS Gamma Management, LLC
GS Gamma Management, LLC	DE	50% by Guggenheim Partners Investment Management Holdings, LLC
GSA Manager LLC	DE	100% by GGT Manager LLC
GSA OPH LLC	DE	(No Ownership) Management by GSA Manager LLC
GSFI, LLC	DE	70% by Guggenheim Partners, LLC 30% by JLx3, LLC
GTVI Partners, LLC	DE	44.4% by Guggenheim Venture Partners, LLC
Guggenheim Access Funds	DE	(No Ownership) Management by GP Feeder Fund Management, LLC
Guggenheim Advisors (Cayman) Ltd.	CYM	100% by Guggenheim Advisors, LLC
Guggenheim Advisors Funds	CYM	(No Ownership) Management by Guggenheim Advisors, LLC
Guggenheim Advisors, LLC	DE	100% by Guggenheim Alternative Asset Management, LLC
Guggenheim Aircraft Opportunity Fund, LP	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Aircraft Opportunity GP, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Aircraft Opportunity Master Fund, LP	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Alpha Solutions Fund, LLC	DE	(No Ownership) Management by GPIM Holdings V, LLC
Guggenheim Alpha Solutions Fund, Ltd.	CYM	(No Ownership) Management by GPIM Holdings V, LLC
Guggenheim Alternative Asset Management, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	(No Ownership) Management by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Aviation GAP Holdco, LLC	DE	100% by Guggenheim Aviation Partners, LLC
Guggenheim Aviation GM Holdco, LLC	DE	100% by Guggenheim Manager, Inc.
Guggenheim Aviation GP Holdco, LLC	DE	100% by Guggenheim Partners, LLC
Guggenheim Aviation Investment Fund II, LP	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
Guggenheim Aviation Offshore Investment Fund II, L.P.	CYM	(No Ownership) Management by Guggenheim Aviation Services II, Ltd.
Guggenheim Aviation Partners Limited	GBR	100% by Guggenheim Capital, LLC
Guggenheim Aviation Partners, LLC	DE	59.5% by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, LLP	DE	50.7% by Aircraft Asset Holdings, LP 39.5% by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, Ltd.	CYM	100% by Guggenheim Capital, LLC
Guggenheim CA, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Capital Enterprises, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Capital International, Ltd.	CYM	100% by GC Parent Holdings, LLC
Guggenheim Capital Management (Asia) Private Limited	IND	99% by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Capital, LLC	DE	35.2% by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance (CA), Inc.	DE	100% by Guggenheim Commercial Real Estate Finance, LLC
Guggenheim Commercial Real Estate Finance, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Concinnity Capital Stewardship Fund, LLC	DE	(No Ownership) Management by GPIM Holdings VI, LLC
Guggenheim Concinnity Funds	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Concourse L.P.	DE	99.9% by Guggenheim Plus Leveraged LLC
Guggenheim Concourse GP LLC	DE	100% by Guggenheim Plus Leveraged LLC
Guggenheim Corporate Funding, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Credit Services, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Development Partners, Inc.	DE	100% by GC Parent Holdings, LLC
Guggenheim Digital Media, LLC	DE	100% by GI Holdco II LLC
Guggenheim Disbursement Agent, LLC	DE	100% by Guggenheim Services, LLC
Guggenheim Energy LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	(No Ownership) Management by Guggenheim Energy LLC
Guggenheim Energy Opportunities Leveraged Fund, LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Enhanced Income Fund, LLC	DE	(No Ownership) Management by GPIM Holdings VI, LLC
Guggenheim Fund Solutions, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Funds Distributors, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Funds Services Holdings, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Funds Services, LLC	DE	100% by Guggenheim Funds Services Holdings, LLC
Guggenheim GGT (Swiss) Gmbh	CH	100% by Guggenheim Global Trading, LLC
Guggenheim Global Investments Public Limited Company	IRL	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Global Trading, LLC	DE	99.5% by Guggenheim Manager Holdco, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5% by GC Parent Holdings, LLC
Guggenheim High Yield Plus Funds	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Holdco Sub II, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Holdco Sub, LLC	DE	100% by Guggenheim Insurance Services, LLC
Guggenheim Holdings, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Insurance Holdco, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Guggenheim International, LLC	DE	100% by Guggenheim Corporate Funding, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100% by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors (Hong Kong) Limited	HKG	100% by GIA Asia Holdings, Ltd.
Guggenheim Investment Advisors, LLC	DE	100% by GWM Holdco, LLC
Guggenheim Investor Services, LLC	DE	100% by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim KBBO Partners Limited	Dubai	50% by Links Holdings LLC
Guggenheim Knights of Security, LLC	DE	100% by Guggenheim Partners, LLC
Guggenheim Life 1099 Reporting Company, LLC	DE	100% by Guggenheim Life and Annuity Company
Guggenheim Life and Annuity Company	DE	100% by GLAC Holdings, LLC
Guggenheim Loan Agent, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Loan Services Company, Inc.	CA	100% by Guggenheim Loan Services Company, LLC
Guggenheim Loan Services Company, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Management, LLC	DE	100% by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Manager, Inc.	DE	100% by Guggenheim Capital, LLC
Guggenheim Media, LLC	DE	100% by GI Holdco II LLC
Guggenheim Mortgage Capital, LLC	DE	80% by Liberty Hampshire Holdings, LLC
Guggenheim Nicklaus Partners, LLC	DE	70% by GC Parent Holdings, LLC
Guggenheim Partners Advisory Company	SD	100% by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund GP, L.L.C.	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund, L.P.	DE	(No Ownership) Management by Guggenheim Partners Covered Call Fund GP, L.L.C.
Guggenheim Partners Europe Limited	IRL	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Partners India GP, LLC	DE	67% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5% by GI Holdco LLC
Guggenheim Partners Investment Management, LLC	DE	99.9% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Partners Japan, Ltd.	JPN	100% by Links Holdings LLC
Guggenheim Partners London Premises Limited	UK	100% by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100% by Guggenheim Partners India Limited (Cayman)
Guggenheim Partners Mauritius II, Ltd.	MUS	100% by Guggenheim Partners Mauritius I, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Funds	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Partners, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Plus Acquisition LLC	DE	100% by Guggenheim Plus Leveraged LLC
Guggenheim Plus GP LLC	DE	100% by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100% by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	(No Ownership) Management by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	(No Ownership) Management by Guggenheim Plus GP LLC
Guggenheim Plus Leveraged LLC	DE	60.7% by Guggenheim Real Estate Investment Trust 18.6% by Guggenheim Real Estate PLUS Trust 20.7% by Guggenheim Plus L.P. Management by Guggenheim Trust Company LLC
Guggenheim Premises I, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Private Debt Fund Managing Member, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Private Debt Funds	DE	(No Ownership) Management by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Proprietary Investor investment entities	CYM	100% by GC Deferred Compensation Offshore, Ltd.
Guggenheim Real Estate International Fund L.P.	CYM	(No Ownership) Management by GREI GP LLC
Guggenheim Real Estate Investment Trust	MA	(No Ownership) Management by Guggenheim Trust Company LLC
Guggenheim Real Estate LLC	DE	99.5% by GPFT Holdco, LLC
Guggenheim Real Estate PLUS Trust	SD	(No Ownership) Management by Guggenheim Trust Company LLC
Guggenheim Receivable Financing, LLC	DE	100% by Guggenheim Services, LLC
Guggenheim Retail Real Estate Partners, Inc.	DE	100% by GC Parent Holdings, LLC
Guggenheim SBC Holdings, LLC	DE	(No Ownership) Management by Guggenheim Knights of Security, LLC
Guggenheim Securities Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Securities International Ltd	UK	100% by Links Holdings LLC
Guggenheim Securities, LLC	DE	100% by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Specialized Products, LLC	DE	100% by Security Investors, LLC
Guggenheim Stella Multi-Strategy Fund, LP	DE	100% by Guggenheim Strategic Fund Management, LLC
Guggenheim Strategic Fund Management, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Strategy Funds	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Technology Ventures I, L.P.	DE	(No Ownership) Management by GTVI Partners, LLC
Guggenheim Transparent Value, LLC	DE	99.5% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100% by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100% by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services International Limited	CYM	100% by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100% by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100% by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5% by Guggenheim Partners, LLC
Guggenheim Venture Partners, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5% by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50% by Guggenheim Partners Investment Management, LLC
GWM Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
GX 9568 Holdings I, LLC	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity Master Fund, LP
GX 9568 Holdings II, LLC	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity Master Fund, LP
Heights 2, LLC d/b/a WSGEV Holdings, LP	DE	100% by Compatriot Capital, Inc.
Herakles Investments, Inc.	DE	100% by Consolidated Investment Services, Inc.
Hesa GSTF V, LLC	DE	100% by GLAC Holdings, LLC
HHEP-DirecPath, LP	DE	25% by Sammons Capital, Inc.
HHEP-Directional, LP	DE	24.9% by Sammons Capital, Inc.
HHEP-Latrobe, LP	DE	24.9% by Sammons Capital, Inc.
Highland Peak investment entities	DE	100% by EL Funding, LLC
IDF I and II investment entities	DE	100% by Guggenheim Life and Annuity Company
IDF investment entities	DE	100% by Security Benefit Life Insurance Company
Infrastructure India Plc	DE	100% by Franklin Park (Cyprus) Limited
Internet Radio Funding, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
IPEX LLC	DE	100% by Generation Financial Group, LLC
IPEX Services, LLC	DE	100% by IPEX LLC
Iron Hill CLO Limited	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Jasmine Asset Funding Limited	CYM	100% by The Liberty Hampshire Company, LLC
Java Acquisition Company property holding entities	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
JHCCI Leasing LLC	DE	50% by Compatriot Capital, Inc.
JL property holding entities	DE	100% by Retail Investors III, LLC
JLB 2728 Cedar Springs, LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB 99 West Paces Ferry LLC	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB BUILDERS LLC	TX	100% by JLB Partners LLC
JLB Center Street, LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB Fitzhugh, LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB McLean LLC	DE	39% by Compatriot Capital, Inc. 21.9% by JLB McLean Partners LP
JLB McLean Partners LP	DE	65.7% by JLB Partners LLC
JLB Partners LLC	DE	30% by Compatriot Capital, Inc.
JLB Poncey LLC	GA	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB REALTY LLC	TX	100% by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100% by JLB Partners LLC
JLB Stafford Land LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB Winhall, LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLI property holding entities	DE	100% by Retail Investors III, LLC
JLx3, LLC	DE	61.1% by Guggenheim Partners, LLC
Juneau IS Holdings, LLC	AK	100% by Guggenheim Insurance Services, LLC
KDC Holdings, LLC	DE	50% by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Kennecott Funding Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
KHCN LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
King Tech Holdings Ltd.	CYM	100% by GGIC KTI Holdings, Ltd.
King Tech International, Ltd.	CYM	100% by King Tech Holdings Ltd.
Kitts Hill Funding entities	DE	100% by LSFC entities
KLD Funding, LLC	DE	100% by The Liberty Hampshire Company, LLC
LCLF investment entities	DE	100% by Corporate Funding V, LLC
Legacy Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Lexington Parker (Cayman) Ltd.	CYM	100% by Lexington Parker Capital Company, L.L.C.
Lexington Parker Capital Company, L.L.C.	DE	100% by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5% by Guggenheim Capital, LLC
Links Holdings LLC	DE	99.5% by Guggenheim Partners, LLC
Links Holdings, Inc.	DE	100% by Guggenheim Partners, LLC
Lionel Holdings, LLC	DE	(No Ownership) Management by Guggenheim Corporate Funding, LLC
Longhorn Trail Ranch II, Ltd.	TX	40% by Compatriot Capital, Inc.
LS Mc Kinney 707-01, LLC	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
LSB Funding LLC	DE	100% by LSBF Holdings LLC
LSFC entities	DE	100% by AF V - VII entities
Magma WCFF II Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Malecon Entertainment LLC	DE	50% by DS Malecon Holdings LLC
Maranon Capital, LP	DE	35% by SBC Funding, LLC
Maranon Senior Credit IV, LLC	KS	100% by Security Benefit Corporation
MB Group Holdings LLC	DE	100% by DS MB Holdings LLC
Mediabistro Holdings LLC	NY	100% by MB Group Holdings
Mexcolift Servicios de Personnel S. de R.L. de C.V.	MEX	99% by Controladora Briggs de Mexico S. de R.L. de C.V. 1% by Briggs Equipment Mexico, Inc.
meZocliq LLC	DE	45.8% by Guggenheim-meZocliq Holdings, LLC
MF Master Seed Co, LLC	DE	100% by SBC Funding, LLC
MF Seed Co., LLC	DE	100% by MF Master Seed Co, LLC
Midland National Life Insurance Company	IA	100% by Sammons Financial Group, Inc.
Midland National Services Corporation, LLC	DE	100% by Midland National Life Insurance Company
Minerva Funding LLC	DE	100% by Guggenheim Life and Annuity Company
Minerva Holdings Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Minerva Holdings, LLC	DE	(No Ownership) Management by Guggenheim Corporate Funding, LLC
MNL Reinsurance Company	IA	100% by Midland National Life Insurance Company
Montacargas Yale, de Mexico S.A. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Monterra investment entities	DE	100% by EL Funding, LLC
Moore's Creek Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Morrow Park City Apartments LLC	DE	65.7% by VG Morrow Park Capital LLC
N318MM, LLC	KS	50% by Security Benefit Corporation
NC property holding entities	DE	100% by Retail Investors III, LLC
Nextant Aircraft 9017, LLC	OH	100% by Nextant Aircraft, LLC
Nextant Aircraft 9054, LLC	OH	100% by Nextant Aircraft, LLC
Nextant Aircraft, LLC	OH	100% by ACS Nextant Holdings LLC
NF - GPIM, LLC	KS	100% by Security Benefit Corporation
Nominee Holding Company, LLC	DE	100% by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100% by Sammons Financial Group, Inc.
Note Funding 1892, LLC	KS	100% by Security Benefit Corporation
Note funding 1892-2, LLC	KS	100% by Security Benefit Corporation
Note Funding II, LLC	KS	100% by Security Benefit Corporation
Note Funding OHA II, LLC	KS	100% by Security Benefit Corporation
Note Funding OHA, LLC	KS	100% by Security Benefit Corporation
Note Funding, LLC	KS	100% by Security Benefit Corporation
NZC Guggenheim Funds	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
NZCG Feeder 1, L.P.	CYM	(No Ownership) Management by GPIM Holdings VIII, Ltd.
NZCG Funding	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
One Sky Flight, LLC	DE	100% by Flight Options Holdings, Inc.
Optimus Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
OR property holding entities	DE	100% by Retail Investors III, LLC
Orpheus Funding, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Orpheus Holdings, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Otter, Inc.	OK	100% by Sammons Power Development, Inc.
Padfield AH, LLC	DE	100% by SL Funding, LLC
Paragon GBM Investco, LLC	DE	100% by Paragon Life Insurance Company of Indiana
Paragon Life Insurance Company of Indiana	IN	100% by PLIC Holdings, LLC
Parkway Mortgage, Inc.	DE	100% by Consolidated Investment Services, Inc.
Pathfinder Conservation Holdings, Inc.	DE	100% by Consolidated Investment Services, Inc.
Pathfinder Renewable Wind Energy, LLC	WY	35.3% by Sammons Power Development, Inc.
PC-12/47E 1525, LLC	DE	100% by SA Leasing, LLC
PC-12/47E 1533, LLC	DE	100% by SA Leasing, LLC
PD Holdings LLC	DE	100% by SBC Funding, LLC
PGM Entertainment Group LLC	DE	100% by Prometheus Global Media, LLC
PGM-MG Holdings LLC	DE	100% by Mediabistro Holdings LLC
Pilar Holdings, LLC	FL	88.4% by GC Pilar Golf Investment, LLC
Pilara Lotes II, LLC	DE	100% by GC Deferred Compensation I, LLC
Pillar Capital Finance, LLC	DE	100% by Pillar Financial, LLC
Pillar Financial, LLC	DE	19.6% by GPFT Holdco, LLC
Pillar Multifamily, LLC	DE	100% by Pillar Financial, LLC
PLIC Holdings, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Primary issue Anchor Separate Account LLC	DE	100% by EL Funding, LLC
Prometheus Global Media Holdings, LLC	DE	60% by DS PGM Holdings LLC
Property Disposition, Inc.	DE	100% by Sammons Financial Group, Inc.
RC property holding entities	DE	100% by Retail Investors III, LLC
Relationship Funding (Cayman) Ltd.	CYM	100% by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Replay Technology Funding, LLC	DE	100% by SBC Funding, LLC
Retail Investors I, LLC	DE	49% by Stonefire Investors, LLC 51% by Stonebridge Investors I, LLC
Retail Investors III, LLC	DE	99.5% by Guggenheim Life and Annuity Company Management by Stonebridge Investors III, LLC
RHDFJ Partners, LP	TX	50% by JLB Partners LLC 50% by Compatriot Capital, Inc.
Ridgefield Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
RTF Holdings LLC	DE	68.8% by ACEI Holdco, LLC
Rydex Fund Services, LLC	KS	100% by Rydex Holdings, LLC
Rydex Holdings, LLC	KS	100% by Guggenheim Partners Investment Management Holdings, LLC
SA Leasing, LLC	DE	100% by Airborne Capital Solutions LTD
Saadiyat GSTF IV, LLC	DE	100% by GLAC Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100% by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100% by Sammons Equity Alliance, Inc.
SAILES 2, LLC	DE	100% by SAILES 2-0, LLC
SAILES 2-0, LLC	DE	100% by Security Benefit Life Insurance Company
Sammons BW, Inc.	DE	100% by Sammons Distribution Holdings, Inc.
Sammons Capital, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100% by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Enterprises, Inc.	DE	100% by Sammons Enterprises, Inc. ESOT
Sammons Equity Alliance, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100% by Sammons Securities, Inc.
Sammons Power Development, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Sammons Retirement Solutions, Inc.	DE	100% by Sammons Financial Group, Inc.
Sammons Securities, Inc.	DE	100% by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Sandy Point Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Saratoga (Cayman) Ltd.	CYM	100% by The Liberty Hampshire Company, LLC
Saratoga Springs Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Saxondale Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
SB Carco Holdings, LLC	KS	100% by Security Benefit Corporation
SB Carco, LLC	KS	100% by SB Carco Holdings, LLC
SB Custody, LLC	DE	100% by Guggenheim SBC Holdings, LLC
SB Directional Aviation LLC	DE	100% by SBC Funding, LLC
SB I property holding entities	DE	100% by Retail Investors I, LLC
SB II property holding entities	DE	100% by Retail Investors I, LLC
SB Private Investments, LLC	DE	100% by Guggenheim SBC Holdings, LLC
SB property holding entities	DE	100% by Retail Investors III, LLC
SB real estate holding entities	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
SBC Civic Center LLC	DE	100% by SBC Funding, LLC
SBC Funding II, LLC	KS	100% by EL Funding, LLC
SBC Funding, LLC	KS	100% by Monterra Investment entities
SBC Investors LLC	DE	(No Ownership) Management by Guggenheim Knights of Security, LLC
SBL Holdings, Inc.	KS	100% by Security Benefit Corporation
SBTree, Inc.	DE	100% by Guggenheim Partners, LLC
Scottwell Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
se2 Holdco, LLC	KS	100% by Security Benefit Corporation
se2 Holdings, Inc.	KS	93.2% by se2 Holdco, LLC
se2 Holdings, LLC	DE	100% by Guggenheim SBC Holdings, LLC
se2, LLC	KS	100% by se2 Holdings, Inc.
Se2Information Services Ireland Limited	Ireland	100% by se2 Holdings, Inc.
SecBen GBM Investco, LLC	DE	100% by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100% by Security Benefit Corporation
Security Benefit Asset Management Holdings, LLC	KS	100% by GI Holdco II LLC
Security Benefit Business Services, LLC	KS	100% by Security Benefit Corporation
Security Benefit Corporation	KS	100% by Guggenheim SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100% by Security Benefit Corporation
Security Distributors, Inc.	KS	100% by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100% by Security Benefit Corporation
Security Investors, LLC	KS	100% by Rydex Holdings, LLC
Sentient Holdings, LLC	DE	100% by One Sky Flight, LLC
Sentient Jet Charter, LLC	DE	100% by Sentient Holdings, LLC
Sentient Jet, LLC	DE	100% by Sentient Holdings, LLC
Sentry Funding entities	DE	100% by Saganaw Insurance Agency, LLC
Seven Sticks CLO Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Seven Sticks, LLC	SC	100% by Cainhoy Land & Timber, LLC
SFVII GP, LLC	DE	100% by Guggenheim Fund Solutions, LLC
SIA Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Sibella Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Sifton Road Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Ski Partners II, LLC	DE	32.8% by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.7% by Compatriot Capital, Inc.
SL Funding, LLC	DE	100% by Guggenheim SBC Holdings, LLC
Slate Rock, LLC	DE	(No Ownership) Management by Guggenheim Securities Holdings, LLC
Slauson Investors LLC	DE	96% by Guggenheim Plus Leveraged LLC
SLBCA Holding LLC	DE	50% by CCI Historic, Inc. 50% by Village Green Holding LLC
SLF II-McCarty Investors II, LP	TX	69.5% by Compatriot Capital, Inc.
SLF II-McCarty Investors, LP	TX	22% by Compatriot Capital, Inc.
Sojourn Aviation Company, LLC	DE	100% by Flight Options Holdings, Inc.
Solberg Reinsurance Company	IA	100% by Midland National Life Insurance Company
Soo Line Building City Apartments LLC	DE	85% by SLBCA Holding LLC
South Blacktree Agency, LLC	DE	100% by SBTree, Inc.
SRI Ventures, LLC	DE	100% by Compatriot Capital, Inc.
Stellar Funding Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Stone Secured investment entities	DE	100% by EL Funding, LLC
Stonebriar Commercial Finance LLC	DE	100% by Stonebriar Finance Holdings LLC
Stonebriar Finance Holdings LLC	DE	93.9% by Stonebriar Holdings LLC
Stonebriar Holdings LLC	DE	100% by Eldridge Equipment Finance LLC
Stonebriar IFH LLC	DE	100% by Stonebriar Finance Holdings LLC
Stonebridge Investors I, LLC	DE	99.5% by GC Parent Holdings, LLC
Stonebridge Investors III, LLC	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
Stonefire Investors, LLC	DE	100% by Guggenheim Life and Annuity Company
Sudbourne Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
TB property holding entities	DE	100% by Retail Investors III, LLC
TB Rochester 688, LLC	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
TEK Financial, LLC	DE	99.5% by Guggenheim Partners, LLC
Terrabyte Development, LLC	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
The Hollywood Reporter	DE	100% by PGM Entertainment Group LLC
The Liberty Hampshire Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100% by Guggenheim Treasury Services, LLC
theAudience, Inc.	DE	11.4% by SBC Funding, LLC
Thomas Creek Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Thomas Weisel India Opportunity Fund, LP	DE	(No Ownership) Management by Guggenheim Partners India GP, LLC
TK property holding entities	DE	100% by Retail Investors III, LLC
Toledo-MNG, LLC	DE	90.6% by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.6% by GC Pilar Golf Investment, LLC
Tomorrow, LLC	DE	100% by Guggenheim Life and Annuity Company
Transparent Value Advisors, L.L.C.	DE	100% by Transparent Value, L.L.C.
Transparent Value Private Limited	IND	100% by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100% by Guggenheim Transparent Value, LLC
Trigger Investco, LLC	DE	100% by Security Benefit Life Insurance Company
Tustin-Michelle Partners LLC	DE	100% by Guggenheim Plus Leveraged LLC
UQ 720 Partners, LP	DE	95% by Compatriot Capital, Inc.
Valcour Bay Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Venice GSTF I, LLC	DE	100% by GLAC Holdings, LLC
VG Morrow Park Capital LLC	DE	84.8% by Compatriot Capital, Inc. 15.2% by Village Green Holding LLC
VGH St. Louis LLC	DE	100% by Village Green Holding LLC
Village Green Communications LLC	DE	100% by Village Green Holding LLC
Village Green Construction LLC	DE	100% by Village Green Holding LLC
Village Green Development Holding LLC	DE	100% by Village Green Holding LLC
Village Green Holding LLC	DE	46.7% by CCI Historic, Inc.
Village Green Management Company LLC	DE	100% by Village Green Holding LLC
V-Suites LLC	DE	100% by Village Green Holding LLC
Washington Lee Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Wattage Finance LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
WB property holding entities	DE	100% by Retail Investors III, LLC
White Plains Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Wind Investors I, LLC	DE	100% by GFP Wind Holdings, LLC
XONM 2012, Inc.	DE	100% by XONM LLC
XONM Capital LLC	DE	100% by XONM LLC
XONM Funding LLC	DE	100% by XONM Capital LLC
XONM LLC	DE	100% by Guggenheim Mortgage Capital, LLC

Item 29.     Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by  controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Item 30.     Principal Underwriter—

 (a)  Other Activity.   In addition to Midland National Life Separate Account A, Sammons Financial Network, LLC, the principal underwriter of the Registrant, is also the principal underwriter for variable annuity contracts issued through Midland National Life Separate Account C.

 (b)  Management.  The directors and principal officers of Sammons Financial Network, LLC are as follows:

Name and Principal Business Address	Positions and Offices with Sammons Financial Network, LLC
William L. Lowe 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	Chief Executive Officer & President
Holley Taylor 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	Chief Compliance Officer, Broker Dealer-SFN
Arlen Dykhuis 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	FinOps Principal
Brett Agnew 4350 Westown Parkway West Des Moines, IA 50266	Corporate Secretary

(c)  Compensation From the Registrant.  The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year by each principal underwriter:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Sammons Financial Network, LLC	$539,330.22*	None	N/A	$6,199.90*

* Includes an underwriting fee of 1.25% of first-year commissions paid to Sammons Financial Network for all of Midland National’s variable universal life insurance policies issued through Separate Account A.  In exchange for the underwriting fee, Sammons Financial Network provides various administrative services.  Examples of the services provided include registered representative training sessions, tracking and notification firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

Item 31.     Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at One Sammons Plaza Sioux Falls, SD  57193 and Sammons Financial Group, 525 W. Van Buren, Chicago, IL  60607.

Item 32.     Management Services

All management contracts are discussed in Part A or Part B.

Item 33.     Fee Representation

Midland National Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Midland National Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account A, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 25th day of April, 2017.

By:  MIDLAND NATIONAL LIFE SEPARATE

        ACCOUNT A (REGISTRANT)

Attest:   *                                                                                  By:            *

                                                                                                          Esfandyar E. Dinshaw

                                                                                                          Chairman of the Board

By:  MIDLAND NATIONAL LIFE

        INSURANCE COMPANY (DEPOSITOR)

Attest:  *                                                                                   By:            *

                                                                                                          Esfandyar E. Dinshaw

                                                                                                          Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

                       Signatures                                                                          Title

/s/  *                                                                        Chairman of the Board of Directors, Chief Executive Officer

      Esfandyar E. Dinshaw                                 (Principal Executive Officer)

/s/  *                                                                        Director, President & Chief Operating Officer

      Steven C. Palmitier

/s/ *                                                                         Vice President & Chief Financial Officer

      Daniel M. Kiefer                                          (Principal Financial & Accounting Officer)

/s/  *                                                                          Director

      Darron K. Ash

/s/  *                                                                         Director

      Willard Bunn, III

/s/  *                                                                         Director

      James Roderick Clark

/s/  *                                                                         Director

      Thomas Corcoran

/s/  *                                                                         Director

      William D. Heinz

/s/ *                                                                         Director

      Heather Kreager

/s/ *                                                                         Director

      Michael M. Masterson

/s/ *                                                                         Director

     James Parker

*By:  /s/ Stacy Bagby                                                                         Date:  April 25, 2017

                Stacy Bagby

                Attorney-in-Fact

                Pursuant to Power of Attorney

Registration No. 333-153825

Post-Effective Amendment 10

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT A

AND

MIDLAND NATIONAL LIFE INSURANCE COMPANY

Exhibit Index

Item	Exhibit
26(k)	(1) Opinion and Consent of Counsel (2) Power of Attorney
26(l)	Actuarial Opinion
26(n)	(1) Consent of Eversheds-Sutherland (US) LLP (2) Consent of Independent Registered Public Accounting Firm

Item 26(k)(1)

[Sammons Financial Group Letterhead]

April 25, 2017

The Board of Directors

Midland National Life Insurance Company

Des Moines, Iowa

Directors:

With reference to the Registration Statement for Midland National Life Separate Account A filed on Form N-6 (File number 333-153825 Post-Effective Amendment 10) with the Securities and Exchange Commission covering flexible premium variable life insurance policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1.      Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium variable life insurance policies by the Department of Insurance of the State of Iowa.

2.      The Midland National Life Separate Account A is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3.      The flexible premium variable life insurance policies, when issued as contemplated by said Form N-6 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said Form N-6 Registration Statement.

Sincerely,

/s/ Brian Hansen

Brian Hansen

Senior Vice President, General Counsel & Secretary

Item 26(k)(2)

POWER OF ATTORNEY

The undersigned Directors and Officers of Midland National Life Insurance Company, an Iowa corporation (the “Company”), hereby constitute and appoint Brian Hansen, Brett L. Agnew and Stacy Bagby and each of them (with full power to each of them to act alone), its true and lawful attorney-in-fact and agent, with full power of substitution to each, for it and on its behalf and in its name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (including but not limited to: 33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824; 333-153825; 333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978; 333-176870) and if applicable under the Investment Company Act of 1940 (including but not limited to: 811-05271; 811-07772) with respect to any insurance contract(s): registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and they or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

The consent of each of the undersigned Directors and Officers to the above-stated Power of Attorney, evidenced by writing their individual signatures below, are given with the intent to make such resolution effective as of the date specified above without regard to the date(s) such signatures may actually be written on this Power of Attorney.  This Power of Attorney may be executed by the Directors and Officers in one or more counterparts and each executed counterpart shall be deemed an original and all such executed counterparts when taken together shall be the consent to the Power of Attorney by the undersigned Directors and Officers.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this            day of

February, 2017.

SIGNATURE                                         DATE               SIGNATURE                                         DATE

/s/Darron K. Ash                                   3/24/17             /s/Willard Bunn, III                                 3/29/17

Darron K. Ash                                                              Willard Bunn, III

/s/James Roderick Clark                        3/24/17             /s/Thomas Corcoran                               3/24/17

James Roderick Clark                                                   Thomas Corcoran

/s/Esfandyar E. Dinshaw                        3/24/17             /s/William D. Heinz                              4/3/17

Esfandyar E. Dinshaw                                                  William D. Heinz

/s/Daniel M. Kiefer                                3/31/17             /s/Heather Kreager                                3/24/17

Daniel M. Kiefer                                                          Heather Kreager

/s/Michael M. Masters                           3/31/17             /s/ Steven C. Palmiter                            3/31/17

Michael M. Masterson                                                  Steven C. Palmitier

/s/James Parker                                    3/24/17

James Parker

Item 26(l)

[Midland National Life Insurance Company Letterhead]

April 25, 2017

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Gentlemen:

This opinion is furnished in connection with the filing of Post- Effective Amendment No. 10 to Registration Statement No. 333-153825 on Form N-6 ("Registration Statement") which covers premiums expected to be received under the flexible premium Variable Universal Life Insurance policy ("Policy") to be offered by Midland National Life Insurance Company. The Prospectus included in the Registration Statement describes policies which will be offered by Midland in each State where they have been approved by appropriate State insurance authorities. The policy forms were prepared under my direction, and I am familiar with the Registration Statement and Exhibits thereto.

In my opinion:

The illustrations of death benefits, policy fund and accumulated premiums in the illustration section of the Prospectus included in the Registration Statement (the "Prospectus"), based on the assumptions stated in the illustrations, are consistent with the provisions of the Policy and Midland National’s administrative procedures. The rate structure of the Policies has not been designed, and the assumptions for the illustrations (including sex, age, rating classification, and premium amount and payment schedule) have not been selected, so as to make the relationship between premiums and benefits, as shown in the illustrations, appear to be materially more favorable than for any other prospective purchaser with different assumptions.  The illustrations are based on a commonly used rating classification and premium amounts and ages appropriate for the markets in which the policy is sold.

I hereby consent to the filing of this opinion as an Exhibit to the Registration Statement.

Sincerely,

/s/ Randy D. Shaull

Randy D. Shaull, FSA, MAAA

Associate Vice President and Actuary Item 26(n)(1)

[Eversheds-Sutherland Letterhead]

April 25, 2017

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Re:	Premier VUL III Form N-6, File No. 333-153825

Gentlemen:

            We hereby consent to the reference to our name under the caption “Legal Matters” in the Statement of Additional Information filed as part of the Post-Effective Amendment No.10 to the Registration Statement on Form N-6 filed by Midland National Life Separate Account A for certain variable life insurance contracts (File No. 333-153825).  In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended.

Very truly yours,

Eversheds-Sutherland (US) LLP

/s/      Frederick R. Bellamy

                                                                           Frederick R. Bellamy Item 26(n)(2)[PWC Consent]

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We hereby consent to the use in this Post-Effective Amendment No. 10 to the Registration Statement on Form N-6 (File No. 333-153825 and 811-05271) of our report dated April 24, 2017, relating to the financial statements and financial highlights of Midland National Life Insurance Company Separate Account A and the report dated March 30, 2017, relating to the financial statements of Midland National Life Insurance Company, which appear in such Registration Statement.  We also consent to the references to us under the heading "Financial Matters" in such Registration Statement.

PricewaterhouseCoopers LLP

Des Moines, Iowa

April 25, 2017